Broad Index ProFunds
     Bull
     Mid-Cap
     Small-Cap
     OTC
     Europe 30

     Mid-Cap Value
     Mid-Cap Growth
     Small-Cap Value
     Small-Cap Growth

     UltraBull
     UltraMid-Cap
     UltraSmall-Cap
     UltraOTC
     UltraJapan

Bearish ProFunds
     Bear
     UltraBear
     UltraShort OTC

UltraSector ProFunds
     Banks
     Basic Materials
     Biotechnology
     Energy
     Financial
     Healthcare
     Internet
     Pharmaceuticals
     Real Estate
     Semiconductor
     Technology
     Telecommunications
     Utilities
     Wireless Communications

Money Market ProFund


Annual Report

December 31, 2001

[ProFunds Logo]
ProFunds

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders................................   1
         Letter from the Investment Advisor........................   3
         Schedule of Portfolio Investments and Financial Statements
             Bull ProFund..........................................   5
             Mid-Cap ProFund.......................................  16
             Small-Cap ProFund.....................................  25
             OTC ProFund...........................................  37
             Europe 30 ProFund.....................................  44
             Mid-Cap Value ProFund.................................  50
             Mid-Cap Growth ProFund................................  57
             Small-Cap Value ProFund...............................  63
             Small-Cap Growth ProFund..............................  71
             UltraBull ProFund.....................................  78
             UltraMid-Cap ProFund..................................  89
             UltraSmall-Cap ProFund................................  99
             UltraOTC ProFund...................................... 112
             UltraJapan ProFund.................................... 119
             Bear ProFund.......................................... 125
             UltraBear ProFund..................................... 131
             UltraShort OTC ProFund................................ 137
             Banks UltraSector ProFund............................. 143
             Basic Materials UltraSector ProFund................... 149
             Biotechnology UltraSector ProFund..................... 154
             Energy UltraSector ProFund............................ 160
             Financial UltraSector ProFund......................... 166
             Healthcare UltraSector ProFund........................ 173
             Internet UltraSector ProFund.......................... 180
             Pharmaceuticals UltraSector ProFund................... 186
             Real Estate UltraSector ProFund....................... 192
             Semiconductor UltraSector ProFund..................... 198
             Technology UltraSector ProFund........................ 204
             Telecommunications UltraSector ProFund................ 211
             Utilities UltraSector ProFund......................... 217
             Wireless Communications UltraSector ProFund........... 223
             Money Market ProFund.................................. 229
         Notes to Financial Statements............................. 234
         Report of Independent Accountants......................... 245
         Trustees and Officers of ProFunds......................... 246
         Cash Management Portfolio
             Schedule of Portfolio Investments..................... 247
             Statement of Assets and Liabilities................... 251
             Statement of Operations............................... 251
             Statements of Changes in Net Assets................... 252
             Financial Highlights.................................. 253
             Notes to Financial Statements......................... 254

--------------------------------------------------------------------------------

PROFUNDS

                           Message from the Chairman

Dear Shareholders:

    I am pleased to present the Annual Report to Shareholders of ProFunds for the 12 months ended December 31, 2001.

    As every American knows, 2001 was a difficult year. It began with the markets continuing their downward trend from the previous year. And then suddenly, on September 11, the levels of the market seemed less important. In the wake of the tragic events, the market closed for several days.

    But, as President Bush has said, Americans should not let fear consume us--we should go about our business. The terrorists attacked a symbol of our prosperity, but they did not touch its source: the hard work, creativity and enterprise of the American people.

Positive Signs

    While the events of September 11 obviously hurt the markets, the reality is that the economy had entered recession six months earlier. Essentially, the attacks worsened an already bleak situation, which is why the markets' fourth quarter recovery was so surprising.

    During those three months, the S&P 500(R) and NASDAQ-100(R) rose 10.3% and 35.0%, respectively. Moreover, the consensus among economists seems to point toward a further recovery in 2002.

    Our shareholders have also expressed confidence that the market will soon rebound. Despite the unkind market conditions last year, ProFund investors put over $1 billion of net new investments into ProFunds.

    Another positive sign is how the ProFunds fared in meeting their benchmark objectives last year. Collectively, the ProFunds delivered an average statistical correlation of over .99, with 1.00 being a perfect correlation.

More Products, More Services

    In 2001, ProFunds continued to expand the number and availability of the industry's widest selection of index funds.

    We opened eight new ProFunds, including four unleveraged ProFunds that focus on the growth and value sides of the equity markets' mid- and small-cap segments and two new leveraged sector funds, Banks and Basic Materials.

    ProFunds became more available to investors when major insurance companies, American Skandia, ING and Canada Life, added ProFunds to their variable annuity platforms.

    We upgraded our online presence by making our internet exchange system faster and more efficient and providing the ability to exchange groups online. We also redeveloped our main web site, www.profunds.com, to provide more useful information about ProFunds, a faster navigation system and a fresh look.

    Furthermore, our quarterly and confirmation statements were redesigned to be less cumbersome and easier to read.

Coming Soon

    After the events of last year, many mutual fund companies decided to pare their staffs and their offerings. At ProFunds, we intend to go forward in 2002, pursuing new initiatives and continuing to build our infrastructure.

    This spring, we will offer the ability to receive ProFund account statements online, diminishing the clutter caused by paper copies. ProFunds will introduce additional internet-based tools to help investors develop and implement their strategies, and we intend to develop new types of financial products that allow greater access to innovative, index-based products.

    Finally, we will relocate our executive offices within a newly constructed, state-of the-art office center located in the heart of downtown Bethesda. This world-class office space reflects the world-class activities we are undertaking and will permit us to continue our growth and thrive as a national presence in the financial services industry.

    In the pages that follow, you'll find a detailed discussion of ProFunds' performance for 2001. We urge you to read this material closely.

    We deeply appreciate your confidence and support, particularly during a difficult 2001.

Sincerely,

/s/
Michael L. Sapir
Chairman

PROFUNDS

                      Message from the Investment Advisor

Dear Shareholders:

    2001 was a difficult year for the financial markets. Continuing the trend from 2000, major market indexes and most industry sectors experienced substantial losses.

    And again, technology was at the forefront of the decline, as the NASDAQ-100(R) fell 32.7%. Other broad indexes saw losses as well with the S&P 500(R) falling 13.0%.

    Business spending withered in the wake of the technology fallout, resulting in a glut of manufacturing inventories. To counteract negative corporate profits, some of the largest U.S. companies announced major layoffs.

    The bright spots were few and modest. Two were in the retail sectors, where the Dow Jones U.S. Non-Cyclical Sector posted a 1.1% gain while the Cyclical Sector gained 0.2%. Small-caps also had a positive return, with the Russell 2000 earning 1.0%.

    Aggressive action by the Federal Reserve, which lowered interest rates to their lowest levels in about 40 years, and even solid consumer spending failed to reverse the trend. Most economists agree that by March, the U.S. economy had entered into recession.

    These problems were deepened, even as they were overshadowed, by the devastation of September 11. The financial impact of the terrorist attacks was severe--making a bad situation worse.

    The New York Stock Exchange was closed for the longest period since World War I, and the shutdown of the U.S. airline system and the falling demand for air travel led to additional job cuts.

    Even consumer spending, which had been helping slow the economy's descent, saw a notable decline.

    Then, unexpectedly in the fourth quarter, the economy experienced a dramatic revival. After four straight quarters of declines, the gross domestic product, a key indicator of consumer spending, moved back into positive territory. Likewise, consumer confidence began to rise--and has continued to increase--after a steady decline that began last summer.

    Hopefully, as manufacturing companies finish shedding their excess inventories, businesses will again realize profits and ultimately growth in 2002. Many economists believe that this will indeed happen and expect a recovery to start during the first half of this year and accelerate into the second half.

    The American financial markets endured hardships, both economically and physically, in 2001. Perhaps one consolation we can take from last year's events is that, historically, the markets have proven to be resilient.

Sincerely,

/s/
Dr. William Seale
Director of Portfolio

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 Bull ProFund

   For the year ended December 31, 2001, the Bull ProFund had a NAV total return of - 15.30%* for Investor Class shares, compared to a return of - 13.04% for the unmanaged S&P 500 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Bull ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

Value of a $10,000 Investment

          Bull - Investor                  Bull - Service          S&P 500
          ---------------                  --------------          -------

12/1/97      $10,000                           $10,000             $10,000
12/97          9,890                             9,890               9,955
3/98          11,210                            11,190              11,303
6/98          11,550                            11,540              11,632
9/98          10,400                            10,350              10,433
12/98         12,518                            12,430              12,611
3/99          12,983                            12,858              13,197
6/99          13,708                            13,551              14,082
9/99          12,721                            12,546              13,159
12/99         14,668                            14,416              15,073
3/00          14,861                            14,568              15,374
6/00          14,172                            13,875              14,923
9/00          13,945                            13,621              14,737
12/00         12,838                            12,511              13,545
3/01          11,232                            10,916              11,904
6/01          11,761                            11,406              12,561
9/01           9,934                             9,611              10,679
12/01         10,874                            10,497              11,778

---------------------------------------------------------
               Average Annual Total Return
                    as of 12/31/01
---------------------------------------------------------
                                           Since
                                          Inception
                  1 Year      3 Year      (12/1/97)
---------------------------------------------------------
Investor         (15.30)      (4.59)        2.07%
Service          (16.09)      (5.48)        1.20%
---------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Bull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001

              Common Stocks (90.6%)
                                                Shares    Value
                                                ------ -----------
             Abbott Laboratories...............  7,084 $   394,933
             ADC Telecommunications, Inc.*.....  3,608      16,597
             Adobe Systems, Inc................  1,078      33,472
             Advanced Micro Devices, Inc.*.....  1,562      24,773
             AES Corp.*........................  2,442      39,927
             Aetna, Inc........................    660      21,773
             AFLAC, Inc........................  2,376      58,355
             Agilent Technologies, Inc.*.......  2,112      60,214
             Air Products & Chemicals, Inc.....  1,034      48,505
             Alberto-Culver Co., Class B.......    264      11,811
             Albertson's, Inc..................  1,848      58,194
             Alcan, Inc........................  1,474      52,961
             Alcoa, Inc........................  3,872     137,650
             Allegheny Energy, Inc.............    572      20,718
             Allegheny Technologies, Inc.......    374       6,265
             Allergan, Inc.....................    594      44,580
             Allied Waste Industries, Inc.*....    902      12,682
             Allstate Corp.....................  3,256     109,727
             Alltel Corp.......................  1,408      86,916
             Altera Corp.*.....................  1,760      37,347
             Ambac Financial Group, Inc........    484      28,004
             Amerada Hess Corp.................    396      24,750
             Ameren Corp.......................    638      26,987
             American Electric Power, Inc......  1,474      64,163
             American Express Co...............  6,094     217,494
             American Greetings Corp--Class A..    286       3,941
             American Home Products Corp.......  6,028     369,878
             American International Group, Inc. 11,924     946,766
             American Power Conversion Corp.*..    902      13,043
             AmerisourceBergen Corp............    462      29,360
             Amgen, Inc.*......................  4,774     269,445
             AMR Corp.*........................    704      15,608
             AmSouth Bancorporation............  1,672      31,601
             Anadarko Petroleum Corp...........  1,144      65,036
             Analog Devices*...................  1,650      73,244
             Andrew Corp.*.....................    374       8,187
             Anheuser-Busch Cos., Inc..........  4,048     183,010
             AOL-Time Warner, Inc.*............ 20,218     648,999
             AON Corp..........................  1,232      43,761
             Apache Corp.......................    616      30,726
             Apple Computer, Inc.*.............  1,606      35,171
             Applera Corp.--Applied Biosystems
              Group............................    968      38,013
             Applied Materials, Inc.*..........  3,718     149,092
             Applied Micro Circuits Corp.*.....  1,364      15,440
             Archer-Daniels-Midland Co.........  3,014      43,251
             Ashland, Inc......................    308      14,193
             AT&T Corp......................... 16,148     292,925
             AT&T Wireless Services, Inc.*..... 11,550     165,974
             Autodesk, Inc.....................    242       9,019
             Automatic Data Processing, Inc....  2,816     165,862
             AutoZone, Inc.*...................    484      34,751
             Avaya, Inc.*......................  1,320      16,038
             Avery Dennison Corp...............    506      28,604
             Avon Products, Inc................  1,078      50,127
             Baker Hughes, Inc.................  1,540      56,164
             Ball Corp.........................    132       9,332
             Bank of America Corp..............  7,194     452,863
             Bank of New York Co., Inc.........  3,366     137,333
             Bank One Corp.....................  5,324     207,902

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Bard (C.R.), Inc.......................    242 $    15,609
           Barrick Gold Corp......................  2,442      38,950
           Bausch & Lomb, Inc.....................    242       9,114
           Baxter International, Inc..............  2,706     145,123
           BB&T Corp..............................  2,068      74,675
           Bear Stearns Cos., Inc.................    440      25,802
           Becton, Dickinson & Co.................  1,188      39,382
           Bed Bath & Beyond, Inc.*...............  1,320      44,748
           BellSouth Corp.........................  8,580     327,327
           Bemis Co., Inc.........................    242      11,902
           Best Buy Co., Inc.*....................    968      72,097
           Big Lots, Inc.*........................    528       5,491
           Biogen, Inc.*..........................    682      39,113
           Biomet, Inc............................  1,232      38,069
           Black & Decker Corp....................    374      14,111
           Block H & R, Inc.......................    836      37,369
           BMC Software, Inc.*....................  1,122      18,367
           Boeing Co..............................  3,828     148,451
           Boise Cascade Corp.....................    264       8,979
           Boston Scientific Corp.*...............  1,848      44,574
           Bristol-Myers Squibb Co................  8,844     451,044
           Broadcom Corp.--Class A*...............  1,188      48,554
           Brown-Forman Corp......................    308      19,281
           Brunswick Corp.........................    396       8,617
           Burlington Northern Santa Fe Corp......  1,760      50,213
           Burlington Resources, Inc..............    924      34,687
           Calpine Corp.*.........................  1,386      23,271
           Campbell Soup Co.......................  1,870      55,857
           Capital One Financial Corp.............    990      53,411
           Cardinal Health, Inc...................  2,068     133,717
           Carnival Corp..........................  2,684      75,366
           Caterpillar, Inc.......................  1,562      81,614
           Cendant Corp.*.........................  4,488      88,010
           Centex Corp............................    286      16,328
           CenturyTel, Inc........................    638      20,926
           Charter One Financial, Inc.............  1,034      28,073
           ChevronTexaco Corp.....................  4,862     435,684
           Chiron Corp.*..........................    858      37,615
           Chubb Corp.............................    770      53,130
           CIENA Corp.*...........................  1,496      21,408
           CIGNA Corp.............................    660      61,149
           Cincinnati Financial Corp..............    748      28,536
           Cinergy Corp...........................    726      24,270
           Cintas Corp............................    770      36,960
           Circuit City Stores, Inc...............    946      24,549
           Cisco Systems, Inc.*................... 33,506     606,793
           Citigroup, Inc......................... 23,496   1,186,077
           Citizens Communications Co.*...........  1,276      13,602
           Citrix Systems, Inc.*..................    858      19,442
           Clear Channel Communications, Inc.*....  2,728     138,882
           Clorox Co..............................  1,056      41,765
           CMS Energy Corp........................    616      14,802
           Coca-Cola Co........................... 11,352     535,246
           Coca-Cola Enterprises, Inc.............  2,024      38,335
           Colgate-Palmolive Co...................  2,530     146,108
           Comcast Corp.--Special Class A*........  4,312     155,232
           Comerica, Inc..........................    814      46,642
           Compaq Computer Corp...................  7,744      75,581
           Computer Associates International, Inc.  2,640      91,054
           Computer Sciences Corp.*...............    770      37,715

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Compuware Corp.*...................  1,694 $    19,972
             Comverse Technology, Inc.*.........    858      19,193
             ConAgra Foods, Inc.................  2,464      58,569
             Concord EFS, Inc.*.................  2,310      75,722
             Conexant Systems, Inc.*............  1,166      16,744
             Conoco, Inc........................  2,860      80,938
             Conseco, Inc.*.....................  1,584       7,065
             Consolidated Edison, Inc...........    968      39,068
             Constellation Energy Group, Inc....    748      19,859
             Convergys Corp.*...................    792      29,692
             Cooper Industries, Inc.............    418      14,597
             Cooper Tire & Rubber Co............    330       5,267
             Coors (Adolph) Co.--Class B........    154       8,224
             Corning, Inc.......................  4,312      38,463
             Costco Wholesale Corp.*............  2,068      91,778
             Countrywide Credit Industries, Inc.    550      22,534
             Crane Co...........................    264       6,769
             CSX Corp...........................    968      33,928
             Cummins, Inc.......................    198       7,631
             CVS Corp...........................  1,782      52,747
             Dana Corp..........................    682       9,466
             Danaher Corp.......................    660      39,805
             Darden Restaurants, Inc............    528      18,691
             Deere & Co.........................  1,078      47,065
             Dell Computer Corp.*............... 11,924     324,094
             Delphi Automotive Systems Corp.....  2,552      34,860
             Delta Air Lines, Inc...............    572      16,737
             Deluxe Corp........................    308      12,807
             Devon Energy Corp..................    572      22,108
             Dillard's, Inc.--Class A...........    374       5,984
             Dollar General Corp................  1,518      22,618
             Dominion Resources, Inc............  1,210      72,721
             Donnelley (R.R.) & Sons Co.........    528      15,676
             Dover Corp.........................    924      34,253
             Dow Chemical Co....................  4,114     138,971
             Dow Jones & Co., Inc...............    396      21,673
             DTE Energy Co......................    748      31,371
             Du Pont (E.I.) de Nemours..........  4,686     199,201
             Duke Energy Corp...................  3,542     139,059
             Dynegy, Inc.--Class A..............  1,496      38,148
             Eastman Chemical Co................    352      13,735
             Eastman Kodak Co...................  1,320      38,848
             Eaton Corp.........................    308      22,918
             Ecolab, Inc........................    594      23,909
             Edison International*..............  1,496      22,590
             El Paso Corp.......................  2,332     104,031
             Electronic Data Systems Corp.......  2,156     147,794
             Eli Lilly & Co.....................  5,126     402,596
             EMC Corp.*......................... 10,120     136,013
             Emerson Electric Co................  1,958     111,802
             Engelhard Corp.....................    594      16,442
             Entergy Corp.......................  1,012      39,579
             EOG Resources, Inc.................    528      20,650
             Equifax, Inc.......................    660      15,939
             Equity Office Properties Trust.....  1,892      56,911
             Equity Residential Properties Trust  1,232      35,371
             Exelon Corp........................  1,474      70,575
             Exxon Mobil Corp................... 31,240   1,227,731
             Family Dollar Stores, Inc..........    792      23,744
             Fannie Mae.........................  4,554     362,042

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Federated Department Stores, Inc.*......    880 $    35,992
          FedEx Corp.*............................  1,364      70,764
          Fifth Third Bancorp.....................  2,640     161,911
          First Data Corp.........................  1,738     136,346
          FirstEnergy Corp........................  1,364      47,713
          Fiserv, Inc.*...........................    858      36,311
          Fleet Boston Financial Corp.............  4,774     174,251
          Fluor Corp..............................    374      13,988
          Ford Motor Co...........................  8,272     130,036
          Forest Laboratories, Inc.*..............    814      66,707
          Fortune Brands, Inc.....................    682      27,000
          FPL Group, Inc..........................    814      45,910
          Franklin Resources, Inc.................  1,188      41,901
          Freddie Mac.............................  3,168     207,187
          Freeport-McMoRan Copper & Gold, Inc.--
           Class B*...............................    660       8,837
          Gannett Co., Inc........................  1,210      81,348
          Gap, Inc................................  3,938      54,896
          Gateway, Inc.*..........................  1,474      11,851
          General Dynamics Corp...................    924      73,587
          General Electric Co..................... 45,342   1,817,307
          General Mills, Inc......................  1,672      86,961
          General Motors Corp.....................  2,530     122,958
          Genuine Parts Co........................    792      29,066
          Genzyme Corp.--General Division*........    968      57,944
          Georgia Pacific Corp....................  1,056      29,156
          Gillette Co.............................  4,818     160,921
          Golden West Financial Corp..............    726      42,725
          Goodrich Corp...........................    462      12,298
          Goodyear Tire & Rubber Co...............    748      17,810
          Grainger (W.W.), Inc....................    418      20,064
          Great Lakes Chemical Corp...............    220       5,342
          Guidant Corp.*..........................  1,386      69,023
          Halliburton Co..........................  1,958      25,650
          Harley-Davidson, Inc....................  1,386      75,274
          Harrah's Entertainment, Inc.*...........    506      18,727
          Hartford Financial Services Group, Inc..  1,122      70,495
          Hasbro, Inc.............................    792      12,854
          HCA, Inc................................  2,354      90,723
          Health Management Associates, Inc.--
           Class A*...............................  1,122      20,645
          Healthsouth Corp.*......................  1,782      26,409
          Heinz (H.J.) Co.........................  1,606      66,039
          Hercules, Inc.*.........................    506       5,060
          Hershey Foods Corp......................    616      41,703
          Hewlett-Packard Co......................  8,866     182,108
          Hilton Hotels Corp......................  1,694      18,498
          Home Depot, Inc......................... 10,692     545,399
          Honeywell International, Inc............  3,718     125,743
          Household International, Inc............  2,090     121,095
          Humana, Inc.*...........................    770       9,078
          Huntington Bancshares, Inc..............  1,144      19,665
          Illinois Tool Works, Inc................  1,386      93,860
          Immunex Corp.*..........................  2,486      68,887
          IMS Health, Inc.........................  1,342      26,182
          Inco Ltd.*..............................    836      14,162
          Ingersoll-Rand Co.......................    770      32,194
          Intel Corp.............................. 30,646     963,818
          International Business Machines Corp....  7,876     952,681
          International Flavors & Fragrances, Inc.    440      13,072

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            International Game Technology*.......    330 $    22,539
            International Paper Co...............  2,200      88,769
            Interpublic Group of Cos., Inc.......  1,716      50,691
            Intuit, Inc.*........................    968      41,411
            ITT Industries, Inc..................    396      19,998
            J.P. Morgan Chase & Co...............  9,020     327,877
            Jabil Circuit, Inc.*.................    902      20,493
            JDS Uniphase Corp.*..................  6,072      52,705
            Jefferson-Pilot Corp.................    682      31,556
            John Hancock Financial Services, Inc.  1,364      56,333
            Johnson & Johnson.................... 14,014     828,228
            Johnson Controls, Inc................    396      31,977
            Jones Apparel Group, Inc.*...........    572      18,973
            K Mart Corp.*........................  2,266      12,372
            KB Home..............................    220       8,822
            Kellogg Co...........................  1,848      55,625
            Kerr-McGee Corp......................    462      25,318
            KeyCorp..............................  1,936      47,122
            KeySpan Corp.........................    638      22,107
            Kimberly-Clark Corp..................  2,398     143,400
            Kinder Morgan, Inc...................    506      28,179
            King Pharmaceuticals, Inc.*..........  1,122      47,270
            KLA-Tencor Corp.*....................    836      41,432
            Knight Ridder, Inc...................    374      24,284
            Kohls Corp.*.........................  1,540     108,478
            Kroger Co.*..........................  3,674      76,676
            Leggett & Platt, Inc.................    902      20,746
            Lexmark International Group, Inc.*...    594      35,046
            Limited, Inc.........................  1,958      28,822
            Lincoln National Corp................    858      41,673
            Linear Technology Corp...............  1,452      56,686
            Liz Claiborne, Inc...................    242      12,040
            Lockheed Martin Corp.................  2,002      93,433
            Loews Corp...........................    880      48,734
            Louisiana-Pacific Corp...............    484       4,085
            Lowe's Cos., Inc.....................  3,542     164,384
            LSI Logic Corp.*.....................  1,672      26,384
            Lucent Technologies, Inc............. 15,598      98,111
            Manor Care, Inc.*....................    462      10,954
            Marriott International, Inc.--Class A  1,100      44,715
            Marsh & McLennan Cos., Inc...........  1,254     134,742
            Masco Corp...........................  2,090      51,205
            Mattel, Inc..........................  1,980      34,056
            Maxim Integrated Products, Inc.*.....  1,474      77,400
            May Department Stores Co.............  1,364      50,441
            Maytag Corp..........................    352      10,923
            MBIA, Inc............................    682      36,576
            MBNA Corp............................  3,894     137,069
            McDermott International, Inc.*.......    286       3,509
            McDonald's Corp......................  5,874     155,485
            McGraw-Hill Cos., Inc................    880      53,662
            McKesson Corp........................  1,298      48,545
            Mead Corp............................    462      14,271
            MedImmune, Inc.*.....................    968      44,867
            Medtronic, Inc.......................  5,522     282,782
            Mellon Financial Corp................  2,134      80,281
            Merck & Co., Inc..................... 10,384     610,579
            Mercury Interactive Corp.*...........    374      12,709
            Meredith Corp........................    220       7,843
            Merrill Lynch & Co., Inc.............  3,872     201,809

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            MetLife, Inc.........................  3,300 $   104,544
            MGIC Investment Corp.................    484      29,872
            Micron Technology, Inc.*.............  2,728      84,568
            Microsoft Corp.*..................... 24,596   1,629,485
            Millipore Corp.......................    220      13,354
            Minnesota Mining & Mfg. Co...........  1,782     210,650
            Mirant Corp.*........................  1,562      25,023
            Molex, Inc...........................    902      27,917
            Moody's Corp.........................    704      28,061
            Morgan Stanley Dean Witter & Co......  5,016     280,594
            Motorola, Inc........................ 10,164     152,663
            Nabors Industries, Inc.*.............    638      21,903
            National City Corp...................  2,772      81,053
            National Semiconductor Corp.*........    814      25,063
            Navistar International Corp.*........    264      10,428
            NCR Corp.*...........................    440      16,218
            Network Appliance, Inc.*.............  1,518      33,199
            New York Times Co.--Class A..........    682      29,497
            Newell Rubbermaid, Inc...............  1,210      33,360
            Newmont Mining Corp..................    902      17,237
            Nextel Communications, Inc.--Class A*  3,652      40,026
            Niagara Mohawk Holdings, Inc.*.......    726      12,872
            NICOR, Inc...........................    198       8,245
            Nike, Inc.--Class B..................  1,232      69,287
            NiSource, Inc........................    946      21,815
            Noble Drilling Corp.*................    594      20,220
            Nordstrom, Inc.......................    616      12,462
            Norfolk Southern Corp................  1,760      32,261
            Nortel Networks Corp................. 14,608     109,560
            Northern Trust Corp..................  1,012      60,943
            Northrop Grumman Corp................    506      51,010
            Novell, Inc.*........................  1,650       7,574
            Novellus Systems, Inc.*..............    660      26,037
            Nucor Corp...........................    352      18,641
            NVIDIA Corp.*........................    660      44,154
            Occidental Petroleum Corp............  1,716      45,525
            Office Depot, Inc.*..................  1,408      26,104
            Omnicom Group........................    858      76,662
            Oracle Corp.*........................ 25,410     350,912
            PACCAR, Inc..........................    352      23,098
            Pactiv Corp.*........................    726      12,887
            Pall Corp............................    550      13,233
            Palm, Inc.*..........................  2,596      10,072
            Parametric Technology Corp.*.........  1,210       9,450
            Parker Hannifin Corp.................    528      24,240
            Paychex, Inc.........................  1,716      59,803
            Penney (J.C.) Co.....................  1,210      32,549
            Peoples Energy Corp..................    154       5,841
            PeopleSoft, Inc.*....................  1,386      55,717
            PepsiCo, Inc.........................  7,986     388,838
            PerkinElmer, Inc.....................    572      20,031
            Pfizer, Inc.......................... 28,710   1,144,093
            PG&E Corp............................  1,760      33,862
            Pharmacia Corp.......................  5,896     251,464
            Phelps Dodge Corp....................    352      11,405
            Philip Morris Cos., Inc..............  9,900     453,915
            Phillips Petroleum Co................  1,738     104,732
            Pinnacle West Capital Corp...........    396      16,573
            Pitney Bowes, Inc....................  1,122      42,198
            Placer Dome, Inc.....................  1,496      16,321

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001

            Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
           PMC-Sierra, Inc.*.......................    748 $   15,902
           PNC Financial Services Group............  1,298     72,948
           Power-One, Inc.*........................    352      3,664
           PPG Industries, Inc.....................    770     39,824
           PPL Corp................................    660     23,001
           Praxair, Inc............................    726     40,112
           Procter & Gamble Co.....................  5,918    468,292
           Progress Energy, Inc....................    990     44,580
           Progressive Corp........................    330     49,269
           Providian Financial Corp................  1,298      4,608
           Public Service Enterprise Group, Inc....    946     39,912
           Pulte Homes, Inc........................    264     11,793
           QLogic Corp.*...........................    418     18,605
           Qualcomm, Inc.*.........................  3,498    176,649
           Quintiles Transnational Corp.*..........    550      8,828
           Qwest Communications International, Inc.  7,612    107,558
           RadioShack Corp.........................    814     24,501
           Raytheon Co.............................  1,782     57,862
           Reebok International Ltd.*..............    264      6,996
           Regions Financial Corp..................  1,034     30,958
           Reliant Energy, Inc.....................  1,364     36,173
           Robert Half International, Inc.*........    792     21,146
           Rockwell Collins, Inc...................    836     16,302
           Rockwell International Corp.............    836     14,931
           Rohm & Haas Co..........................  1,012     35,046
           Rowan Cos., Inc.*.......................    418      8,097
           Royal Dutch Petroleum Co.--ADR..........  9,702    475,591
           Ryder System, Inc.......................    286      6,335
           Sabre Holdings Corp.*...................    616     26,088
           SAFECO Corp.............................    594     18,503
           Safeway, Inc.*..........................  2,288     95,523
           Sanmina-SCI Corp.*......................  2,376     47,283
           Sapient Corp.*..........................    572      4,416
           Sara Lee Corp...........................  3,586     79,717
           SBC Communications, Inc................. 15,356    601,495
           Schering-Plough Corp....................  6,688    239,497
           Schlumberger Ltd........................  2,640    145,068
           Schwab (Charles) Corp...................  6,248     96,657
           Scientific-Atlanta, Inc.................    704     16,854
           Seagate Technology, Inc.*/(a)/..........    405          0
           Sealed Air Corp.*.......................    374     15,266
           Sears, Roebuck & Co.....................  1,474     70,221
           Sempra Energy...........................    946     23,224
           Sherwin-Williams Co.....................    704     19,360
           Siebel Systems, Inc.*...................  2,112     59,094
           Sigma-Aldrich Corp......................    330     13,005
           Snap-on, Inc............................    264      8,886
           Solectron Corp.*........................  3,740     42,187
           Southern Co.............................  3,168     80,309
           SouthTrust Corp.........................  1,562     38,535
           Southwest Airlines Co...................  3,498     64,642
           Sprint Corp. (FON Group)................  4,048     81,284
           Sprint Corp. (PCS Group)*...............  4,510    110,089
           St. Jude Medical, Inc.*.................    396     30,749
           St. Paul Companies, Inc.................    946     41,596
           Stanley Works...........................    396     18,442
           Staples, Inc.*..........................  2,112     39,494
           Starbucks Corp.*........................  1,738     33,109
           Starwood Hotels & Resorts Worldwide,
            Inc....................................    902     26,925

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          State Street Corp.......................  1,496 $    78,166
          Stilwell Financial, Inc.................  1,012      27,547
          Stryker Corp............................    902      52,650
          Sun Microsystems, Inc.*................. 14,806     182,114
          Sunoco, Inc.............................    352      13,144
          SunTrust Banks, Inc.....................  1,320      82,764
          SuperValu, Inc..........................    616      13,626
          Symbol Technologies, Inc................  1,034      16,420
          Synovus Financial Corp..................  1,320      33,066
          Sysco Corp..............................  3,036      79,604
          T. Rowe Price Group, Inc................    572      19,866
          Target Corp.............................  4,114     168,880
          TECO Energy, Inc........................    638      16,741
          Tektronix, Inc.*........................    418      10,776
          Tellabs, Inc.*..........................  1,870      27,975
          Temple-Inland, Inc......................    220      12,481
          Tenet Healthcare Corp.*.................  1,496      87,845
          Teradyne, Inc.*.........................    836      25,197
          Texas Instruments, Inc..................  7,920     221,760
          Textron, Inc............................    638      26,451
          The Pepsi Bottling Group, Inc...........  1,298      30,503
          Thermo Electron Corp.*..................    814      19,422
          Thomas & Betts Corp.....................    264       5,584
          Tiffany & Co............................    660      20,770
          TJX Cos., Inc...........................  1,254      49,984
          TMP Worldwide, Inc.*....................    506      21,707
          Torchmark Corp..........................    572      22,497
          Toys R Us, Inc.*........................    902      18,707
          Transocean Sedco Forex, Inc.............  1,452      49,107
          Tribune Co..............................  1,364      51,055
          Tricon Global Restaurants, Inc.*........    660      32,472
          TRW, Inc................................    572      21,187
          Tupperware Corp.........................    264       5,082
          TXU Corp................................  1,210      57,052
          Tyco International Ltd..................  9,108     536,461
          U.S. Bancorp............................  8,910     186,486
          Unilever NV--ADR........................  2,618     150,822
          Union Pacific Corp......................  1,144      65,208
          Union Planters Corp.....................    638      28,793
          Unisys Corp.*...........................  1,452      18,208
          United Technologies Corp................  2,134     137,920
          UnitedHealth Group, Inc.................  1,430     101,201
          Univision Communications, Inc., Class A*    968      39,165
          Unocal Corp.............................  1,122      40,471
          UnumProvident Corp......................  1,100      29,161
          US Airways Group, Inc.*.................    308       1,953
          USA Education, Inc......................    726      60,999
          UST, Inc................................    748      26,180
          USX-Marathon Group, Inc.................  1,408      42,240
          USX-U.S. Steel Group, Inc...............    418       7,570
          Veritas Software Corp.*.................  1,826      81,860
          Verizon Communications, Inc............. 12,408     588,884
          VF Corp.................................    506      19,739
          Viacom, Inc.--Class B*..................  8,096     357,438
          Visteon Corp............................    594       8,934
          Vitesse Semiconductor Corp.*............    880      10,938
          Vulcan Materials Co.....................    462      22,148
          Wachovia Corp...........................  6,226     195,247
          Wal-Mart Stores, Inc.................... 20,350   1,171,144
          Walgreen Co.............................  4,664     156,990

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001

               Common Stocks, continued
                                               Shares    Value
                                               ------ -----------
              Walt Disney Co..................  9,306 $   192,820
              Washington Mutual, Inc..........  4,004     130,931
              Waste Management, Inc...........  2,860      91,263
              Waters Corp.*...................    594      23,018
              Watson Pharmaceuticals, Inc.*...    484      15,193
              Wellpoint Health Networks, Inc.*    286      33,419
              Wells Fargo & Co................  7,744     336,478
              Wendy's International, Inc......    484      14,118
              Westvaco Corp...................    462      13,144
              Weyerhaeuser Co.................    990      53,539
              Whirlpool Corp..................    308      22,585
              Willamette Industries, Inc......    506      26,373
              Williams Cos., Inc..............  2,354      60,074
              Winn-Dixie Stores, Inc..........    638       9,092
              WorldCom, Inc.--WorldCom Group*. 13,464     189,573
              Worthington Industries, Inc.....    396       5,623
              Wrigley (WM.) JR Co.............  1,034      53,117
              Xcel Energy, Inc................  1,584      43,940
              Xerox Corp......................  3,278      34,157
              Xilinx, Inc.*...................  1,518      59,278
              XL Capital Ltd., Class A........    616      56,278
              Yahoo!, Inc.*...................  2,596      46,053
              Zimmer Holdings, Inc.*..........    880      26,875
              Zions Bancorporation............    418      21,978
                                                      -----------
              TOTAL COMMON STOCKS.............         47,718,481
                                                      -----------
               Rights/Warrants (0.0%)
              Progress Energy, Inc.--CVO*.....    189           0
                                                      -----------
              TOTAL RIGHTS/WARRANTS...........                  0
                                                      -----------

         Repurchase Agreement (2.8%)
                                                Principal
                                                 Amount       Value
                                                ---------- -----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $1,492,124 (Collateralized by Federal
         Farm Credit Bank security)............ $1,492,000 $ 1,492,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              1,492,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $47,005,960)/(b)/--93.4%........             49,210,481
        Other assets in excess of
         liabilities--6.6%.....................              3,498,378
                                                           -----------
        NET ASSETS--100.0%.....................            $52,708,859
                                                           ===========
         Futures Contracts Purchased            Contracts
                                                           Unrealized
                                                Contracts  Gain/(Loss)
                                                ---------- -----------
        E-mini S&P 500 Future Contract expiring
         March 2002 (Underlying face amount
         at value $401,800)....................     7      $     4,251
        S&P 500 Future Contract expiring March
         2002 (Underlying face amount at value
         $6,601,000)...........................     23     $    (8,994)

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Costfor federal income taxes is $59,323,601 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $12,317,641. Net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $  2,213,560
                   Unrealized depreciation....  (12,326,680)
                                               ------------
                   Net unrealized depreciation $(10,113,120)
                                               ============

ADR--American Depositary Receipt.
CVO--Contingent Value Obligation.

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Bull ProFund                            Investments
                                                December 31, 2001


   The Bull ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                     Advertising...................... 0.2%
                     Aerospace/Defense................ 1.1%
                     Agriculture...................... 0.9%
                     Airlines......................... 0.2%
                     Apparel.......................... 0.2%
                     Auto Manufacturers............... 0.5%
                     Auto Parts & Equipment........... 0.2%
                     Banks............................ 6.1%
                     Beverages........................ 2.3%
                     Biotechnology.................... 0.9%
                     Building Materials............... 0.1%
                     Chemicals........................ 1.2%
                     Commercial Services.............. 0.8%
                     Computers........................ 4.3%
                     Cosmetics/Personal Care.......... 1.9%
                     Distribution/Wholesale........... 0.1%
                     Diversified Financial Services... 5.6%
                     Electric......................... 2.5%
                     Electrical Components & Equipment 0.3%
                     Electronics...................... 0.7%
                     Engineering & Construction....... 0.0%
                     Entertainment.................... 0.0%
                     Environmental Control............ 0.2%
                     Food............................. 1.9%
                     Forest & Paper Products.......... 0.5%
                     Health Care...................... 3.8%
                     Home Builders.................... 0.1%
                     Home Furnishings................. 0.1%
                     Household Products............... 0.3%
                     Insurance........................ 4.0%
                     Internet......................... 0.3%
                     Iron/Steel....................... 0.1%
                     Leisure Time..................... 0.4%
                     Lodging.......................... 0.2%
                     Machinery & Equipment............ 0.5%
                     Manufacturing.................... 5.6%
                     Media............................ 3.4%
                     Metals........................... 0.0%
                     Mining........................... 0.6%
                     Office/Business Equipment........ 0.1%
                     Oil & Gas........................ 5.8%
                     Packaging & Containers........... 0.1%
                     Pharmaceuticals.................. 8.2%
                     Pipelines........................ 0.2%
                     Real Estate Investment Trust..... 0.2%
                     Retail........................... 6.5%
                     Semiconductors................... 3.9%
                     Software......................... 5.2%
                     Telecommunications............... 7.6%
                     Textiles......................... 0.1%
                     Toys/Games/Hobbies............... 0.1%
                     Transportation................... 0.5%
                     Trucking & Leasing............... 0.0%
                     Other............................ 9.4%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $45,513,960)........... $ 47,718,481
        Repurchase agreement, at amortized cost............    1,492,000
                                                            ------------
         Total Investments.................................   49,210,481
        Cash...............................................      106,018
        Dividends and interest receivable..................       38,833
        Receivable for investments sold....................        2,142
        Receivable for capital shares issued...............   38,167,456
        Receivable from Investment Advisor.................        1,826
        Deferred organization costs........................          159
        Prepaid expenses...................................       39,295
                                                            ------------
         Total Assets......................................   87,566,210
                                                            ------------
      Liabilities:
        Payable for investments purchased..................   34,719,370
        Variation margin on futures contracts..............       17,017
        Administration fees payable........................        4,244
        Distribution and service fees payable--
         Service Class.....................................       42,150
        Other accrued expenses.............................       74,570
                                                            ------------
         Total Liabilities.................................   34,857,351
                                                            ------------
      Net Assets........................................... $ 52,708,859
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 72,073,621
        Accumulated undistributed net investment income....        6,906
        Accumulated net realized losses on investments and
         futures contracts.................................  (21,571,446)
        Net unrealized appreciation on investments and
         futures contracts.................................    2,199,778
                                                            ------------
      Net Assets........................................... $ 52,708,859
                                                            ============
      Investor Class:
        Net Assets......................................... $  9,847,714
        Shares of Beneficial Interest Outstanding..........      184,286
        Net Asset Value (offering and redemption price per
         share)............................................ $      53.44
                                                            ============
      Service Class:
        Net Assets......................................... $ 42,861,145
        Shares of Beneficial Interest Outstanding..........      830,321
        Net Asset Value (offering and redemption price per
         share)............................................ $      51.62
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $832)............. $   327,826
        Interest.............................................     227,235
                                                              -----------
         Total Income........................................     555,061
                                                              -----------
      Expenses:
        Advisory fees........................................     225,673
        Management servicing fees............................      45,135
        Administration fees..................................      16,430
        Distribution and service fees--Service Class.........     135,628
        Transfer agent fees..................................     105,707
        Registration and filing fees.........................      63,226
        Custody fees.........................................      72,989
        Fund accounting fees.................................      41,370
        Other fees...........................................      46,316
                                                              -----------
         Total Expenses before waivers.......................     752,474
         Less Expenses waived by the Investment
          Advisor............................................     (39,982)
                                                              -----------
         Net Expenses........................................     712,492
                                                              -----------
      Net Investment Loss....................................    (157,431)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts...........................................  (2,740,732)
        Net change in unrealized appreciation on investments
         and futures contracts...............................   3,273,547
                                                              -----------
         Net realized and unrealized gains on investments
          and futures contracts..............................     532,815
                                                              -----------
      Change in Net Assets Resulting from Operations......... $   375,384
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund


 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2001 December 31, 2000
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..............................................................   $    (157,431)   $       387,534
  Net realized losses on investments and futures contracts..................................      (2,740,732)       (11,609,058)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.       3,273,547         (4,992,143)
                                                                                               -------------    ---------------
  Change in net assets resulting from operations............................................         375,384        (16,213,667)
                                                                                               -------------    ---------------
Distributions to Shareholders From:
  In excess of net realized gains on investments and futures contracts
   Investor Class...........................................................................              --           (357,767)
   Service Class............................................................................              --           (198,194)
                                                                                               -------------    ---------------
  Change in net assets resulting from distributions.........................................              --           (555,961)
                                                                                               -------------    ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................     576,927,177      2,147,313,442
   Service Class............................................................................     830,994,914        110,400,433
  Dividends reinvested
   Investor Class...........................................................................              --            349,577
   Service Class............................................................................              --            196,811
  Cost of shares redeemed
   Investor Class...........................................................................    (587,160,616)    (2,232,088,955)
   Service Class............................................................................    (793,969,038)      (130,948,291)
                                                                                               -------------    ---------------
  Change in net assets resulting from capital transactions..................................      26,792,437       (104,776,983)
                                                                                               -------------    ---------------
  Change in net assets......................................................................      27,167,821       (121,546,611)
Net Assets:
  Beginning of year.........................................................................      25,541,038        147,087,649
                                                                                               -------------    ---------------
  End of year...............................................................................   $  52,708,859    $    25,541,038
                                                                                               =============    ===============
Share Transactions:
  Issued
   Investor Class...........................................................................      10,328,543         30,431,364
   Service Class............................................................................      15,227,762          1,618,552
  Reinvested
   Investor Class...........................................................................              --              5,531
   Service Class............................................................................              --              3,164
  Redeemed
   Investor Class...........................................................................     (10,460,925)       (31,707,684)
   Service Class............................................................................     (14,487,852)        (1,960,127)
                                                                                               -------------    ---------------
  Change in shares..........................................................................         607,528         (1,609,200)
                                                                                               =============    ===============


              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                            Investor Class
                                   ---------------------------------------------------------------------------

                                        For the             For the             For the           For the
                                      year ended          year ended          year ended        year ended
                                   December 31, 2001   December 31, 2000   December 31, 1999 December 31, 1998
                                   -----------------   -----------------   ----------------- -----------------
Net Asset Value, Beginning of
 Period...........................    $    63.09          $     73.20        $      62.48       $    49.45
                                      ----------          -----------        ------------       ----------
Investment Activities:
  Net investment income/(loss)....         (0.04)/(b)/           0.57/(b)/           0.34           1.63/ (b)/
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts......................         (9.61)/(c)/          (9.70)              10.41            11.49
                                      ----------          -----------        ------------       ----------
  Total income/(loss) from
   investment activities..........         (9.65)               (9.13)              10.75            13.12
                                      ----------          -----------        ------------       ----------
Distributions to Shareholders
 From:
  Net investment income...........            --                   --               (0.02)           (0.04)
  Net realized gains on
   investments and futures
   contracts......................            --                   --               (0.01)           (0.05)
  In excess of net realized gains
   on investments and futures
   contracts......................            --                (0.98)                 --               --
                                      ----------          -----------        ------------       ----------
  Total distributions.............            --                (0.98)              (0.03)           (0.09)
                                      ----------          -----------        ------------       ----------
Net Asset Value, End of
 Period...........................    $    53.44          $     63.09        $      73.20       $    62.48
                                      ==========          ===========        ============       ==========
Total Return......................        (15.30)%             (12.48)%             17.18%           26.57%
Ratios/Supplemental Data:
Net assets, end of year...........    $9,847,714          $19,978,866        $116,208,049       $7,543,922
Ratio of expenses to average
 net assets.......................          1.89%                1.54%               1.40%            1.63%
Ratio of net investment income/
 (loss) to average net assets.....         (0.08)%               0.81%               1.96%            2.84%
Ratio of expenses to average
 net assets*......................          2.03%                1.54%               1.53%            2.40%
Portfolio turnover/(f)/...........          3058%                3603%               1288%              --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                      For the period
                                   December 1, 1997/(a)/
                                         through
                                    December 31, 1997
                                   --------------------
Net Asset Value, Beginning of
 Period...........................       $ 50.00
                                         -------
Investment Activities:
  Net investment income/(loss)....          0.10
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts......................         (0.65)
                                         -------
  Total income/(loss) from
   investment activities..........         (0.55)
                                         -------
Distributions to Shareholders
 From:
  Net investment income...........            --
  Net realized gains on
   investments and futures
   contracts......................            --
  In excess of net realized gains
   on investments and futures
   contracts......................            --
                                         -------
  Total distributions.............            --
                                         -------
Net Asset Value, End of
 Period...........................       $ 49.45
                                         =======
Total Return......................         (1.10)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........       $46,281
Ratio of expenses to average
 net assets.......................          1.33%/(e)/
Ratio of net investment income/
 (loss) to average net assets.....          2.97%/(e)/
Ratio of expenses to average
 net assets*......................        423.48%/(e)/
Portfolio turnover/(f)/...........            --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

  Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                        Service Class
                              ------------------------------------------------------------------------------------------
                                                                                                              For the period
                                   For the              For the             For the           For the      December 1, 1997/(a)
                                 year ended           year ended          year ended        year ended          / through
                              December 31, 2001    December 31, 2000   December 31, 1999 December 31, 1998  December 31, 1997
                              -----------------    -----------------   ----------------- ----------------- --------------------
Net Asset Value, Beginning
 of Period...................    $     61.52          $    72.01          $     62.12        $  49.45            $ 50.00
                                 -----------          ----------          -----------        --------            -------
Investment Activities:
  Net investment income/
   (loss)....................          (0.58)/(b)/         (0.05)/(b)/           0.11            1.08/(b)/            --
  Net realized and
   unrealized gains/(losses)
   on investments and
   futures contracts.........          (9.32)/(c)/         (9.46)                9.79           11.64              (0.55)
                                 -----------          ----------          -----------        --------            -------
  Total income/(loss) from
   investment activities.....          (9.90)              (9.51)                9.90           12.72              (0.55)
                                 -----------          ----------          -----------        --------            -------
Distributions to
 Shareholders From:
  Net investment income......             --                  --                   --              --/(d)/            --
  Net realized gains on
   investments and futures
   contracts.................             --                  --                (0.01)          (0.05)                --
  In excess of net realized
   gains on investments
   and futures contracts.....             --               (0.98)                  --              --                 --
                                 -----------          ----------          -----------        --------            -------
  Total distributions........             --               (0.98)               (0.01)          (0.05)                --
                                 -----------          ----------          -----------        --------            -------
Net Asset Value, End of
 Period......................    $     51.62          $    61.52          $     72.01        $  62.12            $ 49.45
                                 ===========          ==========          ===========        ========            =======
Total Return.................         (16.09)%            (13.22)%              15.97%          25.68%             (1.10)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year......    $42,861,145          $5,562,172          $30,879,600        $589,547            $    10
Ratio of expenses to average
 net assets..................           2.95%               2.38%                2.35%           2.67%              1.33%/(f)/
Ratio of net investment
 income/(loss) to average
 net assets..................          (1.06)%             (0.07)%               0.70%           1.89%                --/(f)/
Ratio of expenses to average
 net assets*.................           3.08%               2.38%                2.48%           3.30%            424.48%/(f)/
Portfolio turnover/(g)/......           3058%               3603%                1288%             --                 --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                Mid-Cap ProFund

   For the period September 4, 2001 through December 31, 2001, the Mid-Cap ProFund had a NAV total return of 2.12%* for Investor Class shares, compared to a return of 3.25% for the unmanaged S&P MidCap 400 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Mid-Cap ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]


Value of a $10,000 Investment

        Mid-Cap - Investor    Mid-Cap - Service    S&P MidCap 400
        ------------------    -----------------    --------------
9/4/01       $10,000              $10,000            $10,000
9/01           8,763                8,767              8,776
12/01         10,212               10,235             10,325


---------------------------------------
     Average Annual Total Return
           as of 12/31/01
---------------------------------------
                               Since
                             Inception
                             (9/4/01)
---------------------------------------
Investor                      2.12%
---------------------------------------
Service                       2.35%
---------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Mid-Cap ProFund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap ProFund                         Investments
                                                December 31, 2001

              Common Stocks (87.7%)
                                                  Shares   Value
                                                  ------ ----------
             3Com Corp.*......................... 1,444  $    9,213
             Abercrombie & Fitch Co.--Class A*...   418      11,090
             Acxiom Corp.*.......................   342       5,975
             ADTRAN, Inc.*.......................   152       3,879
             Advanced Fibre Communications, Inc.*   342       6,043
             Advent Software, Inc.*..............   152       7,592
             Affiliated Computer Services, Inc.--
              Class A*...........................   266      28,231
             AGCO Corp...........................   304       4,797
             AGL Resources, Inc..................   228       5,249
             Airborne, Inc.......................   190       2,818
             Airgas, Inc.*.......................   304       4,596
             AK Steel Holding Corp...............   456       5,189
             Alaska Air Group, Inc.*.............   114       3,317
             Albany International Corp.--Class A.   114       2,474
             Albemarle Corp......................   190       4,560
             Alexander & Baldwin, Inc............   152       4,058
             ALLETE, Inc.........................   342       8,618
             Alliant Energy Corp.................   380      11,537
             Allmerica Financial Corp............   228      10,157
             American Eagle Outfitters, Inc.*....   304       7,956
             American Financial Group, Inc.......   266       6,530
             American Standard Cos.*.............   304      20,742
             American Water Works Co., Inc.......   418      17,452
             AmeriCredit Corp.*..................   342      10,790
             Ametek, Inc.........................   152       4,847
             Apogent Technologies, Inc.*.........   456      11,765
             Apollo Group, Inc.--Class A*........   456      20,526
             Apria Healthcare Group, Inc.*.......   228       5,698
             Arch Coal, Inc......................   228       5,176
             Arrow Electronics, Inc.*............   418      12,498
             Arthur J. Gallagher & Co............   342      11,796
             ArvinMeritor, Inc...................   266       5,224
             Ascential Software Corp.*........... 1,064       4,309
             Associated Banc-Corp................   266       9,387
             Astoria Financial Corp..............   380      10,055
             Atlas Air, Inc.*....................   152       2,227
             Atmel Corp.*........................ 1,938      14,283
             Avnet, Inc..........................   494      12,582
             Avocent Corp.*......................   190       4,608
             Bandag, Inc.........................    76       2,642
             Banknorth Group, Inc................   646      14,548
             Banta Corp..........................   114       3,365
             Barnes & Noble, Inc.*...............   266       7,874
             Barr Laboratories, Inc.*............   190      15,078
             Beckman Coulter, Inc................   266      11,784
             Belo (A.H.) Corp.--Class A..........   456       8,550
             BJ Services Co.*....................   684      22,195
             BJ's Wholesale Club, Inc.*..........   304      13,406
             Black Hills Corp....................   114       3,858
             Blyth, Inc..........................   190       4,418
             Bob Evans Farms, Inc................   152       3,735
             Borders Group, Inc.*................   342       6,785
             BorgWarner, Inc.....................   114       5,957
             Bowater, Inc........................   228      10,875
             Brinker International, Inc.*........   418      12,440
             Broadwing, Inc.*....................   912       8,664
             C.H. Robinson Worldwide, Inc........   342       9,889
             Cabot Corp..........................   266       9,495

                Common Stocks, continued
                                                Shares   Value
                                                ------ ----------
               Cabot Microelectronics Corp.*...   114  $    9,035
               Cadence Design Systems, Inc.*... 1,026      22,490
               Callaway Golf Co................   342       6,549
               Carlisle Companies, Inc.........   114       4,216
               Carpenter Technology Corp.......    76       2,023
               Catalina Marketing Corp.*.......   228       7,912
               CBRL Group, Inc.................   228       6,712
               CDW Computer Centers, Inc.*.....   380      20,410
               Ceridian Corp.*.................   608      11,400
               Certegy, Inc.*..................   304      10,403
               CheckFree Holdings Corp.*.......   304       5,472
               Choicepoint, Inc.*..............   266      13,484
               Church & Dwight, Inc............   152       4,048
               Cirrus Logic, Inc.*.............   342       4,521
               City National Corp..............   190       8,902
               Claire's Stores, Inc............   190       2,869
               Clayton Homes, Inc..............   570       9,747
               CLECO Corp......................   190       4,174
               CNF, Inc........................   190       6,375
               Coach, Inc.*....................   190       7,406
               Colonial BancGroup, Inc.........   494       6,960
               Commscope, Inc.*................   228       4,850
               Compass Bancshares, Inc.........   532      15,056
               Conectiv, Inc...................   380       9,306
               Cooper Cameron Corp.*...........   228       9,202
               COR Therapeutics, Inc.*.........   228       5,456
               Covance, Inc.*..................   228       5,176
               Covanta Energy Corp.*...........   190         859
               Credence Systems Corp.*.........   266       4,940
               Cree Research, Inc.*............   266       7,836
               Crompton Corp...................   456       4,104
               CSG Systems International, Inc.*   228       9,223
               Cypress Semiconductor Corp.*....   494       9,845
               Cytec Industries, Inc.*.........   152       4,104
               CYTYC Corp.*....................   494      12,893
               Dean Foods Co...................   180      12,276
               DENTSPLY International, Inc.....   228      11,446
               DeVRY, Inc.*....................   304       8,649
               Dial Corp.......................   380       6,517
               Diebold, Inc....................   304      12,294
               Dime Bancorp, Inc...............   494      17,824
               Dole Food Co., Inc..............   228       6,117
               Dollar Tree Stores, Inc.*.......   456      14,095
               Donaldson Co., Inc..............   190       7,380
               DPL, Inc........................   532      12,810
               DQE, Inc........................   228       4,316
               Dreyer's Grand Ice Cream, Inc...   152       5,854
               DSP Group, Inc.*................   114       2,652
               DST Systems, Inc.*..............   494      24,626
               Dun & Bradstreet Corp.*.........   342      12,073
               Dycom Industries, Inc.*.........   190       3,175
               E*TRADE Group, Inc.*............ 1,520      15,580
               Eaton Vance Corp................   304      10,807
               Education Management Corp.*.....   152       5,510
               Edwards (A.G.), Inc.............   342      15,106
               Edwards Lifesciences Corp.*.....   228       6,300
               EGL, Inc.*......................   190       2,651
               Electronic Arts, Inc.*..........   570      34,171
               Emmis Communications Corp.*.....   190       4,492

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap ProFund                         Investments
                                                December 31, 2001

          Common Stocks, continued
                                                      Shares   Value
                                                      ------ ----------
         Energizer Holdings, Inc.*...................  380   $    7,239
         Energy East Corp............................  494        9,381
         Ensco International, Inc....................  570       14,165
         Enterasys Networks, Inc.*...................  798        7,062
         Entercom Communications Corp.*..............  190        9,500
         Equitable Resources, Inc....................  266        9,063
         Everest Re Group Ltd........................  190       13,433
         Expeditors International of Washington, Inc.  228       12,984
         Express Scripts, Inc.--Class A*.............  342       15,992
         Extended Stay America, Inc.*................  380        6,232
         Fastenal Co.................................  152       10,097
         Federal Signal Corp.........................  190        4,231
         FEI Co.*....................................  152        4,790
         Ferro Corp..................................  152        3,922
         Fidelity National Financial, Inc............  342        8,482
         First Health Group Corp.*...................  418       10,341
         First Tennessee National Corp...............  532       19,290
         First Virginia Banks, Inc...................  190        9,644
         FirstMerit Corp.............................  342        9,265
         Flowserve Corp.*............................  190        5,056
         Forest Oil Corp.*...........................  190        5,360
         Fuller (H. B.) Co...........................  114        3,280
         Furniture Brands International, Inc.*.......  228        7,301
         Gartner Group, Inc.--Class B*...............  342        3,830
         GATX Corp...................................  190        6,179
         Gentex Corp.*...............................  304        8,126
         Gilead Sciences, Inc.*......................  380       24,974
         Glatfelter (P.H.) Co........................  190        2,960
         Golden State Bancorp, Inc...................  570       14,906
         Granite Construction, Inc...................  190        4,575
         Grant Prideco, Inc.*........................  456        5,244
         Great Plains Energy, Inc....................  266        6,703
         Greater Bay Bancorp.........................  190        5,430
         GreenPoint Financial Corp...................  418       14,944
         GTECH Holdings Corp.*.......................  114        5,163
         Hanover Compressor Co.*.....................  266        6,719
         Harris Corp.................................  266        8,116
         Harsco Corp.................................  152        5,214
         Harte-Hanks, Inc............................  266        7,493
         Hawaiian Electric Industries, Inc...........  152        6,123
         HCC Insurance Holdings, Inc.................  266        7,328
         Health Net, Inc.*...........................  494       10,759
         Helmerich & Payne, Inc......................  228        7,611
         Henry (Jack) & Associates, Inc..............  380        8,299
         Henry Schein, Inc.*.........................  190        7,036
         Herman Miller, Inc..........................  304        7,193
         Hibernia Corp...............................  646       11,492
         Hillenbrand Industries, Inc.................  266       14,702
         Hispanic Broadcasting Corp.--Class A*.......  456       11,628
         HON Industries, Inc.........................  228        6,304
         Horace Mann Educators Corp..................  152        3,225
         Hormel Foods Corp...........................  570       15,316
         Hospitality Properties Trust................  266        7,847
         Hubbell, Inc.--Class B......................  228        6,699
         ICN Pharmaceuticals, Inc....................  342       11,457
         IDACORP, Inc................................  152        6,171
         IDEC Pharmaceuticals Corp.*.................  646       44,529
         Imation Corp.*..............................  152        3,280
         IMC Global, Inc.............................  494        6,422

              Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
             Incyte Genomics, Inc.*.............  266   $    5,171
             Independence Community Bank Corp...  228        5,189
             IndyMac Bancorp, Inc.*.............  266        6,219
             InFocus Corp.*.....................  152        3,347
             Integrated Device Technology, Inc.*  418       11,115
             International Rectifier Corp.*.....  266        9,278
             International Speedway Corp........  228        8,915
             Internet Security Systems, Inc.*...  190        6,091
             Interstate Bakeries Corp...........  228        5,513
             Investment Technology Group, Inc.*.  190        7,423
             Investors Financial Services Corp..  152       10,064
             IVAX Corp.*........................  798       16,072
             J.B. Hunt Transport Services, Inc.*  152        3,526
             Jacobs Engineering Group, Inc.*....  114        7,524
             Kaydon Corp........................  114        2,586
             Keane, Inc.*.......................  304        5,481
             Kelly Services, Inc.--Class A......  152        3,327
             KEMET Corp.*.......................  342        6,071
             Kennametal, Inc....................  114        4,591
             Korn/Ferry International*..........  152        1,619
             L-3 Communications Holdings, Inc.*.  152       13,680
             LaBranche & Co., Inc.*.............  228        7,857
             Lam Research Corp.*................  532       12,353
             Lancaster Colony Corp..............  152        5,398
             Lance, Inc.........................  114        1,629
             Lands' End, Inc.*..................  114        5,718
             Lattice Semiconductor Corp.*.......  456        9,380
             Lear Corp.*........................  266       10,144
             Lee Enterprises, Inc...............  190        6,910
             Legato Systems, Inc.*..............  380        4,929
             Legg Mason, Inc....................  266       13,295
             Lennar Corp........................  266       12,454
             Leucadia National Corp.............  228        6,582
             LifePoint Hospitals, Inc.*.........  152        5,174
             Lincare Holdings, Inc.*............  456       13,064
             Longs Drug Stores Corp.............  152        3,554
             Longview Fibre Co..................  228        2,693
             LTX Corp.*.........................  190        3,979
             Lubrizol Corp......................  228        8,001
             Lyondell Chemical Co...............  494        7,079
             M&T Bank Corp......................  380       27,682
             Macromedia, Inc.*..................  228        4,058
             Macrovision Corp.*.................  228        8,030
             Mandalay Resort Group*.............  304        6,506
             Manpower, Inc......................  304       10,248
             Marshall & Ilsley Corp.............  456       28,855
             Martin Marietta Materials..........  190        8,854
             McCormick & Co., Inc...............  304       12,759
             McDATA Corp.--Class A*.............  456       11,172
             MDU Resources Group, Inc...........  304        8,558
             Media General, Inc.--Class A.......  114        5,681
             Mentor Graphics Corp.*.............  266        6,270
             Mercantile Bankshares Corp.........  304       13,084
             Metris Cos., Inc...................  266        6,839
             Micrel, Inc.*......................  380        9,967
             Microchip Technology, Inc.*........  570       22,082
             Millennium Pharmaceuticals, Inc.*..  912       22,353
             Minerals Technologies, Inc.........   76        3,545
             MIPS Technologies, Inc.--Class B*..  152        1,213

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap ProFund                         Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
             Modine Manufacturing Co............   152  $    3,546
             Modis Professional Services, Inc.*.   418       2,985
             Mohawk Industries, Inc.*...........   228      12,513
             Montana Power Co.*.................   418       2,404
             MONY Group, Inc....................   190       6,568
             Murphy Oil Corp....................   190      15,968
             Mylan Laboratories, Inc............   532      19,950
             National Commerce Financial Corp...   836      21,151
             National Fuel Gas Co...............   342       8,447
             National Instruments Corp.*........   228       8,541
             National-Oilwell, Inc.*............   342       7,049
             NCO Group, Inc.*...................   114       2,611
             Neiman Marcus Group, Inc.--Class A*   190       5,903
             Network Associates, Inc.*..........   570      14,735
             Neuberger Berman, Inc..............   304      13,346
             New Plan Excel Realty Trust, Inc...   380       7,239
             New York Community Bancorp.........   418       9,560
             Newport Corp.......................   152       2,931
             Noble Affiliates, Inc..............   228       8,046
             Nordson Corp.......................   152       4,014
             North Fork Bancorporation, Inc.....   684      21,880
             Northeast Utilities System.........   570      10,049
             NSTAR..............................   228      10,226
             Ocean Energy, Inc..................   722      13,862
             OGE Energy Corp....................   342       7,893
             Ohio Casualty Corp.*...............   266       4,269
             Old Republic International Corp....   494      13,838
             Olin Corp..........................   190       3,067
             Omnicare, Inc......................   380       9,454
             ONEOK, Inc.........................   266       4,745
             Outback Steakhouse, Inc.*..........   304      10,412
             Oxford Health Plans, Inc.*.........   380      11,453
             Pacific Century Financial Corp.....   304       7,871
             PacifiCare Health Systems, Inc.*...   152       2,432
             Packaging Corporation of America*..   456       8,276
             Papa John's International, Inc.*...   114       3,133
             Park Place Entertainment Corp.*.... 1,254      11,499
             Patterson Dental Co.*..............   266      10,887
             Patterson-UTI Energy, Inc.*........   304       7,086
             Payless ShoeSource, Inc.*..........    76       4,267
             Pennzoil-Quaker State Co...........   342       4,942
             Pentair, Inc.......................   190       6,937
             PepsiAmericas, Inc.................   646       8,915
             Perrigo Co.*.......................   304       3,593
             Pioneer Natural Resources Co.*.....   418       8,051
             Pittston Brink's Group.............   228       5,039
             Plantronics, Inc.*.................   190       4,872
             Plexus Corp.*......................   190       5,046
             PMI Group, Inc.....................   190      12,732
             PNM Resources, Inc.................   152       4,248
             Polycom, Inc.*.....................   380      12,946
             Potlatch Corp......................   114       3,342
             Potomac Electric Power Co..........   456      10,292
             Powerwave Technologies, Inc.*......   266       4,596
             Precision Castparts Corp...........   228       6,441
             Price Communications Corp.*........   228       4,353
             Pride International, Inc.*.........   532       8,033
             Protective Life Corp...............   266       7,695
             Protein Design Labs, Inc.*.........   380      12,464

            Common Stocks, continued
                                                   Shares   Value
                                                   ------ ----------
           Provident Financial Group, Inc.........   190  $    4,993
           Puget Energy, Inc......................   342       7,486
           Quanta Services, Inc.*.................   266       4,104
           Quantum Corp.--DLT & Storage Systems
            Group*................................   646       6,363
           Quest Diagnostics, Inc.*...............   380      27,251
           Questar Corp...........................   342       8,567
           R.J. Reynolds Tobacco Holdings.........   380      21,394
           Radian Group, Inc......................   380      16,322
           Rational Software Corp.*...............   798      15,560
           Rayonier, Inc..........................   114       5,754
           Reader's Digest Association, Inc.......   418       9,647
           Republic Services, Inc.*...............   684      13,659
           Retek, Inc.*...........................   228       6,810
           Reynolds & Reynolds Co.*...............   304       7,372
           RF Micro Devices, Inc.*................   684      13,153
           Rollins, Inc...........................   114       2,280
           Roslyn Bancorp, Inc....................   380       6,650
           Ross Stores, Inc.......................   342      10,971
           RPM, Inc...............................   418       6,044
           RSA Security, Inc.*....................   228       3,981
           Ruddick Corp...........................   190       3,038
           Saks, Inc.*............................   570       5,324
           Sandisk Corp.*.........................   266       3,830
           SCANA Corp.............................   418      11,633
           Scholastic Corp.*......................   152       7,650
           Schulman (A.), Inc.....................   114       1,556
           SEI Investments Co.....................   456      20,569
           Semtech Corp.*.........................   304      10,850
           Sensient Technologies Corp.............   190       3,954
           Sepracor, Inc.*........................   342      19,515
           Sequa Corp.--Class A*..................    38       1,806
           Sierra Pacific Resources...............   418       6,291
           Silicon Valley Bancshares*.............   190       5,079
           Six Flags, Inc.*.......................   380       5,844
           Smith International, Inc.*.............   190      10,188
           Smithfield Foods, Inc.*................   456      10,050
           Smucker (J.M.) Co......................   114       4,033
           Solutia, Inc...........................   418       5,860
           Sonoco Products Co.....................   380      10,101
           Sotheby's Holdings, Inc.--Class A*.....   266       4,418
           Sovereign Bancorp, Inc................. 1,026      12,558
           SPX Corp.*.............................   152      20,808
           StanCorp Financial Group, Inc..........   114       5,387
           STERIS Corp.*..........................   304       5,554
           Stewart & Stevenson Services, Inc......   114       2,144
           Storage Technology Corp.*..............   418       8,640
           SunGard Data Systems, Inc.*............ 1,140      32,979
           Superior Industries International, Inc.   114       4,589
           Swift Transportation Co., Inc.*........   342       7,356
           Sybase, Inc.*..........................   418       6,588
           Sykes Enterprises, Inc.*...............   152       1,420
           Sylvan Learning Systems, Inc.*.........   152       3,355
           Symantec Corp.*........................   304      20,164
           Synopsys, Inc.*........................   228      13,468
           TCF Financial Corp.....................   304      14,586
           Tech Data Corp.*.......................   228       9,868
           Tecumseh Products Co...................    76       3,848
           Teleflex, Inc..........................   152       7,191

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap ProFund                         Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
          Telephone & Data Systems, Inc............   228  $   20,462
          Tidewater, Inc...........................   266       9,017
          Timberland Co.--Class A*.................   152       5,636
          Titan Corp.*.............................   304       7,585
          Tootsie Roll Industries, Inc.............   228       8,910
          Transaction Systems Architects, Inc.*....   152       1,864
          TranSwitch Corp.*........................   380       1,710
          Triad Hospitals, Inc.*...................   304       8,922
          Trigon Healthcare, Inc.*.................   152      10,556
          Trinity Industries, Inc..................   190       5,162
          TriQuint Semiconductor, Inc.*............   532       6,522
          Tyson Foods, Inc.--Class A............... 1,444      16,679
          UCAR International, Inc.*................   228       2,440
          Ultramar Diamond Shamrock Corp...........   304      15,042
          Unifi, Inc.*.............................   228       1,653
          United Rentals, Inc.*....................   304       6,901
          Unitrin, Inc.............................   266      10,512
          Universal Corp...........................   114       4,151
          Universal Health Services, Inc.--Class B*   266      11,379
          UtiliCorp United, Inc....................   494      12,434
          Valassis Communications, Inc.*...........   228       8,121
          Valero Energy Corp.......................   266      10,140
          Valspar Corp.............................   190       7,524
          Varco International, Inc.*...............   380       5,692
          Vectren Corp.............................   266       6,379
          Vertex Pharmaceuticals, Inc.*............   304       7,475
          Viad Corp................................   380       8,998
          Vishay Intertechnology, Inc.*............   646      12,597
          VISX, Inc.*..............................   228       3,021
          Waddell & Reed Financial, Inc............   342      11,012
          Wallace Computer Services, Inc...........   152       2,886
          Washington Post Co.--Class B.............    38      20,140
          Waters Corp.*............................   532      20,614
          Wausau-Mosinee Paper Corp................   228       2,759
          Weatherford International, Inc.*.........   494      18,406
          Webster Financial Corp...................   190       5,991
          Westamerica Bancorporation...............   152       6,015
          Western Gas Resources, Inc...............   152       4,913
          Western Resources, Inc...................   304       5,229
          Westwood One, Inc.*......................   456      13,703
          WGL Holdings, Inc........................   190       5,523
          Williams-Sonoma, Inc.*...................   228       9,781
          Wilmington Trust Corp....................   152       9,623
          Wind River Systems, Inc.*................   304       5,445
          Wisconsin Energy Corp....................   494      11,145
          York International Corp..................   152       5,796
                                                           ----------
          TOTAL COMMON STOCKS......................         3,504,500
                                                           ----------

         Repurchase Agreement (9.0%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $361,030 (Collateralized by Federal Farm
         Credit Bank security)..................... $361,000  $  361,000
                                                              ----------
        TOTAL REPURCHASE AGREEMENT.................              361,000
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $3,724,437)/(a)/--96.7%.............            3,865,500
        Other assets in excess of liabilities--3.3%              132,953
                                                              ----------
        NET ASSETS--100.0%.........................           $3,998,453
                                                              ==========

          Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts    Loss
                                                 --------- -----------
         S&P MidCap 400 Future Contract expiring
          March 2002 (Underlying face amount at
          value $507,000).......................     2     $    (7,510)

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $3,938,412 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $213,975. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 161,694
                     Unrealized depreciation....  (234,606)
                                                 ---------
                     Net unrealized depreciation $ (72,912)
                                                 =========

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap ProFund                         Investments
                                                December 31, 2001


   The Mid-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  0.6%
                    Agriculture......................  0.6%
                    Airlines.........................  0.1%
                    Apparel..........................  0.4%
                    Auto Parts & Equipment...........  0.8%
                    Banks............................  9.4%
                    Beverages........................  0.2%
                    Biotechnology....................  2.1%
                    Building Materials...............  0.9%
                    Chemicals........................  2.3%
                    Coal.............................  0.1%
                    Commercial Services..............  2.9%
                    Computers........................  4.9%
                    Distribution/Wholesale...........  0.5%
                    Diversified Financial Services...  2.4%
                    Electric.........................  4.8%
                    Electrical Components & Equipment  0.4%
                    Electronics......................  2.0%
                    Engineering & Construction.......  0.4%
                    Entertainment....................  0.7%
                    Environmental Control............  0.3%
                    Food.............................  2.7%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  5.2%
                    Home Builders....................  0.6%
                    Home Furnishings.................  0.5%
                    Household Products...............  0.6%
                    Insurance........................  3.6%
                    Internet.........................  2.2%
                    Iron/Steel.......................  0.2%
                    Leisure Time.....................  0.2%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  0.9%
                    Manufacturing....................  1.8%
                    Media............................  2.4%
                    Metals...........................  0.2%
                    Office/Business Equipment........  0.3%
                    Oil & Gas........................  5.7%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.7%
                    Pipelines........................  0.8%
                    Real Estate Investment Trust.....  0.4%
                    Retail...........................  4.2%
                    Semiconductors...................  3.5%
                    Software.........................  4.3%
                    Telecommunications...............  2.5%
                    Textiles.........................  0.3%
                    Transportation...................  1.3%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.4%
                    Other............................ 12.3%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $3,363,437).............. $3,504,500
        Repurchase agreement, at amortized cost..............    361,000
                                                              ----------
         Total Investments...................................  3,865,500
        Cash.................................................     35,704
        Dividends and interest receivable....................      1,621
        Receivable for investments sold......................    553,455
        Receivable for capital shares issued.................      8,662
        Receivable from Investment Advisor...................      5,545
        Prepaid expenses.....................................     23,060
                                                              ----------
         Total Assets........................................  4,493,547
                                                              ----------
      Liabilities:
        Payable for capital shares redeemed..................    467,827
        Variation margin on futures contracts................      7,510
        Administration fees payable..........................         56
        Distribution and service fees payable--Service Class.      1,656
        Other accrued expenses...............................     18,045
                                                              ----------
         Total Liabilities...................................    495,094
                                                              ----------
      Net Assets............................................. $3,998,453
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $3,982,853
        Accumulated net investment loss......................     (4,254)
        Accumulated net realized losses on investments and
         futures contracts...................................   (113,699)
        Net unrealized appreciation on investments and
         futures contracts...................................    133,553
                                                              ----------
      Net Assets............................................. $3,998,453
                                                              ==========
      Investor Class:
        Net Assets........................................... $2,903,615
        Shares of Beneficial Interest Outstanding............     95,202
        Net Asset Value (offering and redemption price per
         share).............................................. $    30.50
                                                              ==========
      Service Class:
        Net Assets........................................... $1,094,838
        Shares of Beneficial Interest Outstanding............     35,811
        Net Asset Value (offering and redemption price per
         share).............................................. $    30.57
                                                              ==========

        Statement of Operations
         For the period September 4, 2001/(a)/ through December 31, 2001
       Investment Income:
         Dividends............................................ $   4,772
         Interest.............................................       397
                                                               ---------
          Total Income........................................     5,169
                                                               ---------
       Expenses:
         Advisory fees........................................     3,136
         Management servicing fees............................       627
         Administration fees..................................        56
         Distribution and service fees--Service Class.........     1,818
         Transfer agent fees..................................       180
         Registration and filing fees.........................     5,133
         Custody fees.........................................    15,772
         Fund accounting fees.................................     3,744
         Other fees...........................................     2,402
                                                               ---------
          Total Expenses before waivers/reimbursements........    32,868
          Less Expenses waived/reimbursed by the Investment
           Advisor............................................   (23,191)
                                                               ---------
          Net Expenses........................................     9,677
                                                               ---------
       Net Investment Loss....................................    (4,508)
                                                               ---------
       Realized and Unrealized Gains/(Losses) on
        Investments:
         Net realized losses on investments and futures
          contracts...........................................  (104,682)
         Net change in unrealized appreciation on investments
          and futures contracts...............................   133,553
                                                               ---------
          Net realized and unrealized gains on investments
           and futures contracts..............................    28,871
                                                               ---------
       Change in Net Assets Resulting from Operations......... $  24,363
                                                               =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Statement of Changes in Net Assets
                                                                                 For the period
                                                                              September 4, 2001/(a)/
                                                                                     through
                                                                                December 31, 2001
                                                                              ---------------------
From Investment Activities:
Operations:
  Net investment loss........................................................     $     (4,508)
  Net realized losses on investments and futures contracts...................         (104,682)
  Net change in unrealized appreciation on investments and futures contracts.          133,553
                                                                                  ------------
  Change in net assets resulting from operations.............................           24,363
                                                                                  ------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts
   Investor Class............................................................           (8,819)
   Service Class.............................................................               --/(b)/
                                                                                  ------------
  Change in net assets resulting from distributions..........................           (8,819)
                                                                                  ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class............................................................        9,038,150
   Service Class.............................................................       17,482,241
  Dividends reinvested
   Investor Class............................................................            8,392
   Service Class.............................................................               --/(b)/
  Cost of shares redeemed
   Investor Class............................................................       (6,233,861)
   Service Class.............................................................      (16,312,013)
                                                                                  ------------
  Change in net assets resulting from capital transactions...................        3,982,909
                                                                                  ------------
  Change in net assets.......................................................        3,998,453
Net Assets:
  Beginning of period........................................................               --
                                                                                  ------------
  End of period..............................................................     $  3,998,453
                                                                                  ============
Share Transactions:
  Issued
   Investor Class............................................................          308,096
   Service Class.............................................................          593,794
  Reinvested
   Investor Class............................................................              278
   Service Class.............................................................               --/(b)/
  Redeemed
   Investor Class............................................................         (213,172)
   Service Class.............................................................         (557,983)
                                                                                  ------------
  Change in shares...........................................................          131,013
                                                                                  ============

------
/(a)/Commencement of operations.
/(b)/Distribution and reinvestment of capital gains was less than $1.00 or one share.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                             Investor Class          Service Class
                                                                          ---------------------  ---------------------
                                                                             For the period         For the period
                                                                          September 4, 2001/(a)/ September 4, 2001/(a)/
                                                                                 through                through
                                                                            December 31, 2001      December 31, 2001
                                                                          ---------------------  ---------------------
Net Asset Value, Beginning of Period.....................................      $    30.00             $    30.00
                                                                               ----------             ----------
Investment Activities:
  Net investment loss....................................................           (0.05)/(b)/            (0.17)/(b)/
  Net realized and unrealized gains on investments and futures contracts.            0.68                   0.87
                                                                               ----------             ----------
  Total income from investment activities................................            0.63                   0.70
                                                                               ----------             ----------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts................           (0.13)                 (0.13)
                                                                               ----------             ----------
  Total distributions....................................................           (0.13)                 (0.13)
                                                                               ----------             ----------
Net Asset Value, End of Period...........................................      $    30.50             $    30.57
                                                                               ==========             ==========
Total Return.............................................................            2.12%/(c)/             2.35%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..................................................      $2,903,615             $1,094,838
Ratio of expenses to average net assets..................................            1.95%/(d)/             2.79%/(d)/
Ratio of net investment loss to average net assets.......................           (0.53)%/(d)/           (1.79)%/(d)/
Ratio of expenses to average net assets*.................................            7.49%/(d)/             8.33%/(d)/
Portfolio turnover/(e)/..................................................            1907%                  1907%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               Small-Cap ProFund

   For the period September 4, 2001 through December 31, 2001, the Small-Cap ProFund had a NAV total return of 3.32%* for Investor Class shares, compared to a return of 4.61% for the unmanaged Russell 2000 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index.

   For the fiscal year, the Small-Cap ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   The performance of the Russell 2000 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                                     [CHART - SMALL-CAP PROFUND]

Value of a $10,000 Investment

               $10,332                $10,332              $10,461
        Small-Cap - Investor     Small-Cap - Service    Russell 2000
        --------------------     -------------------    ------------
9/4/01         10,000                  10,000              10,000
9/01            8,660                   8,677               8,670
12/01          10,332                  10,322              10,461



           Averge Annual Total Return
                as of 12/31/01
           --------------------------
           Since Inception (9/4/01)
           --------------------------
Investor             3.32%
Service              3.22%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Small-Cap ProFund is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

           Common Stocks (79.1%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*...................... 2,052  $    28,728
          Aaron Rents, Inc........................ 2,014       32,828
          ABIOMED, Inc.*.......................... 1,292       20,439
          ABM Industries, Inc..................... 1,786       55,991
          Acacia Research Corp.*.................. 1,900       21,033
          Accredo Health, Inc.*................... 1,026       40,732
          Actel Corp.*............................ 1,330       26,480
          Active Power, Inc.*..................... 1,824       12,403
          Activision, Inc.*....................... 1,140       29,651
          Actuate Corp.*.......................... 5,282       27,836
          Adaptec, Inc.*.......................... 4,750       68,875
          Adolor Corp.*........................... 1,520       27,284
          Advanced Digital Information Corp.*..... 2,622       42,057
          Advanced Energy Industries, Inc.*.......   912       24,296
          Advanta Corp.--Class A.................. 2,052       20,397
          ADVO, Inc.*............................. 1,026       44,118
          Aeroflex, Inc.*......................... 4,370       82,723
          Affiliated Managers Group, Inc.*........ 1,140       80,347
          Agile Software Corp.*................... 1,900       32,718
          AGL Resources, Inc...................... 3,952       90,974
          Airborne, Inc........................... 2,660       39,448
          Airgas, Inc.*........................... 3,838       58,031
          AirGate PCS, Inc.*......................   684       31,156
          AK Steel Holding Corp................... 3,192       36,325
          Akamai Technologies, Inc.*.............. 5,320       31,601
          Alamosa Holdings, Inc.*................. 3,344       39,894
          Alaska Air Group, Inc.*................. 1,520       44,232
          Albany Molecular Research, Inc.*........   950       25,166
          Alexander & Baldwin, Inc................ 3,002       80,154
          Alexion Pharmaceuticals, Inc.*.......... 1,330       32,505
          Alfa Corp............................... 3,382       75,892
          Allen Telecom, Inc.*.................... 2,128       18,088
          ALLETE, Inc............................. 1,178       29,686
          Alliant Techsystems, Inc.*.............. 1,254       96,810
          Allied Capital Corp..................... 1,748       45,448
          Alpha Industries, Inc.*................. 2,052       44,734
          Alpharma, Inc........................... 1,254       33,168
          American Greetings Corp.--Class A....... 3,154       43,462
          American Italian Pasta Co.*............. 1,292       54,303
          American Management Systems, Inc.*...... 1,482       26,795
          American Medical Systems Holdings, Inc.* 1,710       35,380
          American Superconductor Corp.*.......... 1,482       18,169
          AmeriPath, Inc.*........................   988       31,873
          AmSurg Corp.*........................... 1,178       32,018
          Amylin Pharmaceuticals, Inc.*........... 3,192       29,175
          ANADIGICS, Inc.*........................ 1,900       28,975
          Andrew Corp.*........................... 3,534       77,358
          Anixter International, Inc.*............ 1,064       30,867
          AnnTaylor Stores Corp.*................. 1,368       47,880
          ANSYS, Inc.*............................ 1,824       44,962
          Aphton Corp.*........................... 1,482       21,637
          Apogee Enterprises, Inc................. 2,470       39,075
          Applebee's International, Inc........... 2,204       75,377
          Apria Healthcare Group, Inc.*........... 1,900       47,481
          AptarGroup, Inc......................... 1,900       66,557
          Arbitron, Inc.*......................... 1,330       45,420
          Arch Chemicals, Inc..................... 1,862       43,198
          ArQule, Inc.*........................... 1,596       27,132
          Art Technology Group, Inc.*............. 4,902       17,059

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Artesyn Technologies, Inc.*............  2,280 $    21,227
           Arthur J. Gallagher & Co...............  1,178      40,629
           ArvinMeritor, Inc......................  3,382      66,422
           Ascential Software Corp.*.............. 13,186      53,403
           Aspen Technology, Inc.*................  1,710      28,728
           AstroPower, Inc.*......................    874      35,336
           Asyst Technologies, Inc.*..............  2,850      36,366
           AT&T Latin America Corp.*..............  7,372       8,699
           Atlantic Coast Airlines Holdings, Inc.*  1,520      35,401
           ATMI, Inc.*............................  1,444      34,439
           Atrix Laboratories, Inc.*..............  1,292      26,628
           ATS Medical, Inc.*.....................  2,470      13,091
           Atwood Oceanics, Inc.*.................  1,026      35,756
           Auspex Systems, Inc.*..................  4,636       8,345
           AVANIR Pharmaceuticals--Class A*.......  5,282      22,501
           AVANT Immunotherapeutics, Inc.*........  6,118      24,533
           Avant! Corp.*..........................  2,394      49,053
           Avici Systems, Inc.*...................  4,712      13,712
           Avigen, Inc.*..........................  1,710      19,682
           Avista Corp............................  2,546      33,760
           Avocent Corp.*.........................  2,204      53,447
           AXT, Inc.*.............................  1,368      19,740
           Ball Corp..............................  1,140      80,599
           Bally Total Fitness Holding Corp.*.....  1,520      32,771
           BancorpSouth, Inc......................  5,206      86,420
           BARRA, Inc.*...........................    798      37,578
           Bay View Capital Corp.*................  4,218      30,918
           BE Aerospace, Inc.*....................  1,596      14,635
           Beasley Broadcast Group, Inc.--
            Class A*..............................  2,242      29,168
           Bel Fuse, Inc.--Class B................  1,140      28,557
           Benchmark Electronics, Inc.*...........  1,368      25,937
           Berry Petroleum Co.--Class A...........  2,774      43,552
           Beverly Enterprises, Inc.*.............  5,168      44,445
           Bio-Technology General Corp.*..........  3,344      27,521
           Biosite Diagnostics, Inc.*.............    874      16,055
           Black BOX Corp.*.......................    950      50,236
           Black Hills Corp.......................  1,140      38,578
           BlackRock, Inc.*.......................    950      39,615
           Blyth, Inc.............................  1,558      36,224
           BMC Industries, Inc....................  6,916      14,247
           Bob Evans Farms, Inc...................  3,002      73,759
           Borders Group, Inc.*...................  1,596      31,665
           BorgWarner, Inc........................  1,064      55,594
           Borland Software Corp.*................  2,964      46,416
           Boyds Collection Ltd.*.................  3,572      24,182
           Brady Corp.--Class A...................  1,216      44,506
           Brandywine Realty Trust................  2,318      48,840
           Brooks Automation, Inc.*...............    950      38,637
           Bruker Daltronics, Inc.*...............  3,002      49,083
           BSB Bancorp, Inc.......................  4,750     112,622
           C&D Technologies, Inc..................  1,102      25,181
           C-COR.net Corp.*.......................  2,698      39,310
           Cable Design Technologies Corp.*.......  2,280      31,190
           California Water Service Group.........  2,470      63,603
           Caliper Technologies Corp.*............  1,824      28,473
           Callaway Golf Co.......................  2,204      42,207
           Cambrex Corp...........................  1,368      59,645
           Camden Property Trust..................  2,888     105,990

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Capital Automotive Real Estate Investment
           Trust...................................  6,118 $   121,687
          Career Education Corp.*..................  1,748      59,921
          Carlisle Companies, Inc..................  1,368      50,589
          Carpenter Technology Corp................  1,444      38,439
          Cascade Natural Gas Corp.................  3,230      71,221
          Catellus Development Corp.*..............  2,204      40,554
          CBRL Group, Inc..........................  2,888      85,022
          CEC Entertainment, Inc.*.................  1,558      67,602
          Cell Genesys, Inc.*......................  1,748      40,624
          Cell Therapeutics, Inc.*.................  2,090      50,453
          Centillium Communications, Inc.*.........  1,558      12,246
          Central Coast Bancorp*...................  1,292      28,424
          Cerus Corp.*.............................    494      22,601
          Champion Enterprises, Inc.*..............  2,964      36,487
          Charles River Laboratories International,
           Inc.*...................................  1,596      53,434
          Charlotte Russe Holding, Inc.*...........  1,482      27,580
          Charming Shoppes, Inc.*..................  5,510      29,258
          Checkpoint Systems, Inc.*................  1,900      25,460
          Chelsea Property Group, Inc..............  2,888     141,800
          Chemed Corp..............................  1,368      46,375
          Chemical Financial Corp..................  2,356      71,057
          Chesapeake Energy Corp.*.................  6,042      39,938
          Chico's FAS, Inc.*.......................  1,216      48,275
          Choice Hotels International, Inc.*.......  3,496      77,436
          Christopher & Banks Corp.*...............  1,748      59,869
          Church & Dwight, Inc.....................  2,660      70,836
          Cima Labs, Inc.*.........................    646      23,353
          Circuit City Stores, Inc.--CarMax Group*.  1,938      44,070
          Citizens Banking Corp., Michigan.........  3,344     109,950
          City Holding Co.*........................  2,546      30,654
          Claire's Stores, Inc.....................  1,786      26,969
          Clarcor, Inc.............................  2,204      59,839
          Clayton Homes, Inc.......................  2,470      42,237
          CNF, Inc.................................  1,748      58,646
          CoBiz, Inc...............................  2,166      29,241
          Cognex Corp.*............................  1,520      38,927
          Cognizant Technology Solutions Corp.*....    646      26,473
          Coherent, Inc.*..........................  1,292      39,949
          Cohu, Inc................................  1,292      25,517
          Coinstar, Inc.*..........................  1,672      41,800
          Collins & Aikman Corp.*..................  5,738      44,183
          Commerce Bancorp, Inc....................  1,064      41,858
          Commerce One, Inc.*...................... 17,936      64,032
          Commercial Federal Corp..................  2,926      68,761
          Commercial Metals Co.....................  1,900      66,462
          Commscope, Inc.*.........................  2,546      54,153
          CompX International, Inc.--Class B.......  2,774      35,979
          Conectiv, Inc............................  1,444      35,364
          Conestoga Enterprises, Inc...............  1,140      36,423
          CONMED Corp.*............................  2,622      52,335
          Connetics Corp.*.........................  4,674      55,621
          Consolidated Freightways Corp.*..........  4,978      25,338
          Copart, Inc.*............................  2,128      77,395
          Corixa Corp.*............................  2,394      36,078
          Corn Products International, Inc.........  2,280      80,370
          Cornerstone Realty Income Trust, Inc.....  9,994     113,432
          Corporate Executive Board Co.*...........  1,140      41,838

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Corvas International, Inc.*........... 2,432  $    15,930
           Cost Plus, Inc.*...................... 1,064       28,196
           CoStar Group, Inc.*................... 1,102       26,459
           Covance, Inc.*........................ 3,002       68,145
           Covanta Energy Corp.*................. 2,926       13,226
           Coventry Health Care, Inc.*........... 2,850       56,858
           CPI Corp.............................. 1,292       21,447
           Crawford & Co.--Class B............... 3,724       43,645
           Credence Systems Corp.*............... 2,432       45,162
           Crompton Corp......................... 5,168       46,512
           Crown Cork & Seal Co., Inc.*.......... 9,006       22,875
           CT Communications, Inc................ 2,052       33,879
           CTS Corp.............................. 1,596       25,376
           Cubist Pharmaceuticals, Inc.*......... 1,330       47,827
           Cullen/Frost Bankers, Inc............. 1,292       39,897
           Cumulus Media, Inc.*.................. 3,306       53,491
           CV Therapeutics, Inc.*................   798       41,512
           Cyberonics, Inc.*..................... 2,014       53,431
           Cygnus, Inc.*......................... 2,926       15,362
           Cymer, Inc.*.......................... 1,558       41,645
           Cytec Industries, Inc.*............... 1,976       53,352
           Cytogen Corp.*........................ 6,118       18,415
           D.R. Horton, Inc...................... 1,520       49,339
           Dal-Tile International, Inc.*......... 3,648       84,817
           Datascope Corp........................ 1,254       42,536
           DDi Corp.*............................ 2,888       28,418
           Dean Foods Co......................... 1,672      114,031
           Del Monte Foods Co.*.................. 3,838       32,661
           Delphi Financial Group, Inc.--Class A. 1,216       40,493
           Delta & Pine Land Co.................. 2,242       50,736
           Developers Diversified Realty Corp.... 6,498      124,112
           Diagnostic Products Corp.............. 1,672       73,484
           Dial Corp............................. 3,876       66,473
           Digex, Inc.*.......................... 2,508        7,499
           Digital Lightwave, Inc.*.............. 1,064        9,980
           Dillard's, Inc.--Class A.............. 4,940       79,040
           Dionex Corp.*......................... 1,406       35,867
           Direct Focus, Inc.*................... 1,368       42,682
           DMC Stratex Networks, Inc.*........... 3,914       30,451
           Documentum, Inc.*..................... 3,154       68,506
           Dole Food Co., Inc.................... 2,394       64,231
           Dollar Thrifty Automotive Group, Inc.* 1,748       27,094
           Donaldson Co., Inc.................... 2,318       90,031
           Dover Downs Entertainment, Inc........ 2,432       37,210
           Duane Reade, Inc.*....................   988       29,986
           Dyax Corp.*........................... 1,634       17,925
           Dycom Industries, Inc.*............... 1,368       22,859
           E.piphany, Inc.*...................... 4,522       39,387
           Eastgroup Properties, Inc............. 3,838       88,543
           Echelon Corp.*........................ 1,178       16,680
           Eclipsys Corp.*....................... 2,318       38,827
           Edison Schools, Inc.--Class A*........ 1,330       26,135
           Education Management Corp.*...........   950       34,438
           Edwards Lifesciences Corp.*........... 2,622       72,446
           eFunds Corp.*......................... 2,432       33,440
           EGL, Inc.*............................ 2,052       28,625
           El Paso Electric Co.*................. 4,484       65,018
           Elantec Semiconductor, Inc.*.......... 1,444       55,450
           Electro Scientific Industries, Inc.*.. 1,216       36,492

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Electroglas, Inc.*................................  1,748 $    25,818
     Electronics for Imaging, Inc.*....................  2,052      45,780
     EMCORE Corp.*.....................................  1,254      16,866
     Emisphere Technologies, Inc.*.....................  1,406      44,865
     Empire District Electric Co.......................  2,546      53,466
     Encompass Services Corp.*.........................  4,218      12,232
     Encore Wire Corp.*................................  2,394      28,967
     Energen Corp......................................  2,052      50,582
     Entegris, Inc.*...................................  2,850      31,236
     Enzo Biochem, Inc.*...............................  1,102      25,897
     Essex Property Trust, Inc.........................  2,128     105,144
     Esterline Technologies Corp.*.....................  1,444      23,118
     Ethan Allen Interiors, Inc........................  1,178      48,993
     Exar Corp.*.......................................  2,508      52,292
     EXE Technologies, Inc.*...........................  5,168      26,305
     Exelixis, Inc.*...................................  1,938      32,210
     Extended Stay America, Inc.*......................  2,432      39,885
     F.Y.I., Inc.*.....................................  1,026      34,371
     Factory 2-U Stores, Inc.*.........................  1,064      21,323
     FactSet Research Systems, Inc.....................  1,216      42,499
     Fair, Isaac & Co., Inc............................  1,064      67,053
     FalconStor Software, Inc.*........................  2,736      24,788
     Federal Signal Corp...............................  3,002      66,855
     FEI Co.*..........................................    798      25,145
     Ferro Corp........................................  2,432      62,745
     Filenet Corp.*....................................  2,014      40,864
     Finish Line, Inc.--Class A*.......................  2,584      39,509
     First American Financial Corp.....................  2,660      49,848
     First Commonwealth Financial Corp.................  5,548      63,913
     First Merchants Corp..............................  2,698      64,806
     First Sentinel Bancorp, Inc.......................  5,624      70,412
     Fisher Scientific International, Inc.*............  2,166      63,248
     Fleetwood Enterprises, Inc........................  2,850      32,291
     Fleming Companies, Inc............................  2,470      45,695
     Florida Rock Industries, Inc......................  2,204      80,622
     Flow International Corp.*.........................  2,432      30,084
     Flowserve Corp.*..................................  2,318      61,682
     Footstar, Inc.*...................................    988      30,924
     Forest City Enterprises--Class A..................  1,862      72,059
     Forest Oil Corp.*.................................  1,330      37,519
     Friedman, Billings, Ramsey Group, Inc.*...........  6,536      33,922
     Frontier Oil Corp.................................  2,584      42,998
     FSI International, Inc.*..........................  2,698      24,876
     FuelCell Energy, Inc.*............................  1,786      32,398
     Fulton Financial Corp.............................  2,622      57,238
     Furniture Brands International, Inc.*.............  2,470      79,089
     G & K Services, Inc...............................  1,482      47,869
     Gartner Group, Inc.*..............................  4,560      53,306
     Gaylord Entertainment Co.*........................  2,014      49,544
     Gene Logic, Inc.*.................................  1,672      31,500
     General Cable Corp................................  1,938      25,388
     Genesco, Inc.*....................................  1,064      22,089
     Gentiva Health Services, Inc.*....................  1,634      35,866
     Genuity, Inc.*.................................... 13,490      21,314
     Genzyme Corp.--Genzyme Biosurgery Division*.......  5,244      27,846
     Georgia Gulf Corp.................................  2,052      37,962
     Gerber Scientific, Inc............................  3,192      29,686
     German American Bancorp...........................  1,862      30,164

      Common Stocks, continued
                                                        Shares    Value
                                                        ------ -----------
     Getty Images, Inc.*...............................  1,710 $    39,296
     Global Payments, Inc..............................  1,292      44,445
     GlobespanVirata, Inc.*............................  3,496      45,273
     Gray Communications Systems, Inc..................  2,546      35,338
     Greater Bay Bancorp...............................  2,318      66,248
     Greif Brothers Corp.--Class A.....................  1,558      51,336
     Grey Wolf, Inc.*..................................  8,550      25,394
     GTECH Holdings Corp.*.............................  2,470     111,866
     Guilford Pharmaceuticals, Inc.*...................  1,558      18,696
     Guitar Center, Inc.*..............................  1,900      25,916
     Gulf Island Fabrication, Inc.*....................  2,204      27,572
     Gymboree Corp.*...................................  3,876      46,241
     Haemonetics Corp.*................................  1,748      59,292
     Hain Celestial Group, Inc.*.......................  1,596      43,826
     Harland (John H.) Co..............................  3,078      68,024
     Harleysville National Corp........................  3,648      85,910
     Harman International Industries, Inc..............  1,710      77,121
     Harmonic, Inc.*...................................  3,838      46,133
     Harsco Corp.......................................  2,470      84,721
     Headwaters, Inc.*.................................  2,622      30,048
     Health Care Property Investors, Inc...............  2,242      81,183
     Health Care REIT, Inc.............................  5,092     123,990
     HEICO Corp........................................  1,634      24,624
     Heidrick & Struggles International, Inc.*.........  1,634      29,657
     Helix Technology Corp.............................  1,368      30,848
     Herbalife International, Inc.--Class A............  6,650      94,564
     Hickory Tech Corp.................................  2,128      36,070
     HNC Software, Inc.*...............................  2,394      49,316
     Home Properties of New York, Inc..................  2,888      91,261
     HON Industries, Inc...............................  1,786      49,383
     Hooper Holmes, Inc................................  3,458      30,949
     Horace Mann Educators Corp........................  3,116      66,122
     Hospitality Properties Trust......................  3,040      89,680
     Hot Topic, Inc.*..................................  1,064      33,399
     Hudson River Bancorp, Inc.........................  4,142      90,710
     Hudson United Bancorp.............................  3,534     101,426
     Hutchinson Technology, Inc.*......................  2,014      46,765
     Hyperion Solutions Corp.*.........................  2,090      41,507
     I-many, Inc.*.....................................  2,394      23,102
     IDACORP, Inc......................................    760      30,856
     IDEX Corp.........................................  1,938      66,861
     IDEXX Laboratories, Inc.*.........................  2,014      57,419
     IKON Office Solutions, Inc........................  9,766     114,164
     ILEX Oncology, Inc.*..............................  1,558      42,128
     Imation Corp.*....................................  2,204      47,562
     IMC Global, Inc...................................  2,774      36,062
     ImmunoGen, Inc.*..................................  2,052      34,022
     Immunomedics, Inc.*...............................  1,824      36,954
     IMPATH, Inc.*.....................................    722      32,136
     Incyte Genomics, Inc.*............................  3,306      64,269
     Independence Community Bank Corp..................  4,902     111,569
     IndyMac Bancorp, Inc.*............................  3,268      76,405
     InFocus Corp.*....................................  2,204      48,532
     InfoSpace, Inc.*.................................. 16,036      32,874
     Ingles Markets, Inc.--Class A.....................  4,864      58,125
     Inktomi Corp.*....................................  6,574      44,112
     InnKeepers USA Trust..............................  8,284      81,183
     Input/Output, Inc.*...............................  2,698      22,151
     Insight Enterprises, Inc.*........................  1,900      46,740

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Insituform Technologies, Inc.--Class A*  1,178 $    30,134
           Insmed, Inc.*..........................  4,104      15,677
           Integral Systems, Inc.*................  1,558      29,992
           Interactive Data Corp.*................  4,332      61,254
           Interdigital Communications Corp.*.....  3,382      32,805
           Intergraph Corp.*......................  4,142      56,911
           Interlogix, Inc.*......................  1,254      48,492
           Intermagnetics General Corp.*..........    950      24,605
           InterMune, Inc.*.......................  1,596      78,619
           InterNAP Network Services Corp.*....... 12,730      14,767
           International Bancshares Corp..........  1,976      83,288
           International Game Technology*.........    375      25,613
           Internet Capital Group, Inc.*.......... 16,796      20,323
           Invacare Corp..........................  1,444      48,677
           Inverness Medical Innovation, Inc.*....  1,140      20,577
           Iomega Corp.*..........................  3,458      28,874
           Ionics, Inc.*..........................  1,406      42,222
           ISIS Pharmaceuticals, Inc.*............  2,964      65,771
           ITT Educational Services, Inc.*........    646      23,818
           Ivex Packaging Corp.*..................  2,356      44,764
           Ixia*..................................  2,128      27,345
           J.D. Edwards & Co.*....................  3,914      64,385
           Jack in the Box, Inc.*.................  2,242      61,745
           JAKKS Pacific, Inc.*...................  1,672      31,685
           Jefferies Group, Inc...................  1,748      73,958
           JLG Industries, Inc....................  2,698      28,734
           John Nuveen Co.--Class A...............  1,482      79,257
           John Wiley & Sons, Inc.--Class A.......  2,204      50,758
           Journal Register Co.*..................  2,812      59,164
           K-V Pharmaceutical Co.--Class B*.......  1,672      54,273
           K2, Inc.*..............................  2,888      20,822
           Kansas City Southern Industries, Inc.*.  2,546      35,975
           Kaydon Corp............................  2,128      48,263
           KB Home................................  2,204      88,380
           Keane, Inc.*...........................  1,900      34,257
           Kellwood Co............................  1,824      43,794
           Kennametal, Inc........................  1,900      76,513
           Key Energy Group*......................  5,472      50,342
           Kilroy Realty Corp.....................  2,584      67,882
           Kimball International, Inc.--Class B...  2,926      44,329
           Kirby Corp.*...........................  2,052      56,533
           Kopin Corp.*...........................  4,218      59,053
           Korn/Ferry International*..............  2,242      23,877
           Kronos, Inc.*..........................  1,406      68,022
           Kulicke & Soffa Industries, Inc.*......  2,774      47,574
           La Quinta Properties, Inc.*............ 10,222      58,674
           La-Z-Boy, Inc..........................  2,850      62,187
           Laclede Group, Inc.....................  4,066      97,176
           Lakeland Bancorp, Inc..................  2,090      34,067
           Lancaster Colony Corp..................  1,634      58,023
           Landauer, Inc..........................  1,102      37,303
           Landstar System, Inc.*.................    684      49,597
           Leap Wireless International, Inc.*.....  1,786      37,452
           Lee Enterprises, Inc...................  2,926     106,419
           Legato Systems, Inc.*..................  4,522      58,650
           Leucadia National Corp.................  1,102      31,815
           Liberate Technologies, Inc.*...........  5,320      61,074
           LifePoint Hospitals, Inc.*.............  1,444      49,154
           Ligand Pharmaceuticals, Inc.--Class B*.  3,040      54,416

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Lightbridge, Inc.*.......................  1,900 $    23,085
          Lincoln Electric Holdings, Inc...........  2,356      57,581
          Linens 'n Things, Inc.*..................  1,862      47,481
          Littelfuse, Inc.*........................  1,330      34,900
          LNR Property Corp........................  1,862      58,057
          Lone Star Technologies, Inc.*............  1,216      21,402
          Longs Drug Stores Corp...................  1,520      35,538
          Longview Fibre Co........................  3,724      43,980
          Louisiana-Pacific Corp...................  5,662      47,787
          LTX Corp.*...............................  2,546      53,313
          Lubrizol Corp............................  1,178      41,336
          Lynch Interactive Corp.*.................    456      31,464
          MacroChem Corp.*.........................  4,142      12,633
          Macromedia, Inc.*........................  3,306      58,847
          Madison Gas & Electric Co................  3,572      94,478
          Magna Entertainment Corp.*...............  4,294      30,058
          Manhattan Associates, Inc.*..............    798      23,262
          Manitowoc Co.............................  1,520      47,272
          Martek Biosciences Corp.*................  1,216      26,448
          Matrix Pharmaceutical, Inc.*.............  3,306       5,190
          MatrixOne, Inc.*.........................  1,824      23,694
          Mattson Technology, Inc.*................  2,166      19,082
          Maverick Tube Corp.*.....................  2,014      26,081
          Maxwell Technologies, Inc.*..............  1,444      14,151
          MB Financial, Inc.*......................  1,330      36,163
          McMoRan Exploration Co.*.................  2,318      13,421
          MDU Resources Group, Inc.................    988      27,812
          Media General, Inc.--Class A.............    988      49,232
          Mediacom Communications Corp.*...........  1,634      29,837
          Mentor Graphics Corp.*...................  2,356      55,531
          Mercury Computer Systems, Inc.*..........  1,102      43,099
          Meredith Corp............................  1,254      44,705
          MeriStar Hospitality Corp................  3,344      47,485
          Metro One Telecommunications, Inc.*......    684      20,691
          Metromedia International Group, Inc.*.... 10,602       8,588
          Mettler Toledo International, Inc.*......    874      45,317
          Michaels Stores, Inc.*...................  2,812      92,654
          Microsemi Corp.*.........................  1,368      40,630
          Mid Atlantic Medical Services, Inc.*.....  1,900      43,130
          Mid-State Bancshares.....................  3,572      58,152
          Midas, Inc...............................  2,090      24,035
          Midway Games, Inc.*......................  2,698      40,497
          Milacron, Inc............................  2,584      40,853
          Millennium Chemicals, Inc................  3,534      44,528
          Minerals Technologies, Inc...............  1,216      56,714
          MIPS Technologies, Inc.--Class A*........  3,610      31,190
          Mitchell Energy & Development Corp.--
           Class A.................................    874      46,584
          MKS Instruments, Inc.*...................  1,368      36,977
          Modine Manufacturing Co..................  1,900      44,327
          Modis Professional Services, Inc.*.......  5,434      38,799
          Montana Power Co.*.......................  3,458      19,884
          MRV Communications, Inc.*................  4,902      20,784
          MSC Industrial Direct Co., Inc.--Class A*  1,938      38,276
          MSC Software Corp.*......................  1,710      26,676
          MTS Systems Corp.........................  2,584      26,124
          Mueller Industries, Inc.*................  1,900      63,175
          Multex.com, Inc.*........................  1,710       7,695
          NaPro BioTherapeutics, Inc.*.............  3,420      38,988

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Navigant International, Inc.*.......  2,394 $    27,411
            NBTY, Inc.*.........................  3,876      45,349
            NCO Group, Inc.*....................    988      22,625
            NDCHealth Corp......................  1,520      52,516
            Neiman Marcus Group, Inc.--Class A*.  1,254      38,962
            Neose Technologies, Inc.*...........    760      27,831
            Netegrity, Inc.*....................  1,406      27,220
            NetIQ Corp.*........................  1,748      61,634
            Neurocrine Biosciences, Inc.*.......  1,216      62,393
            New Focus, Inc.*....................  4,674      17,808
            Newpark Resources, Inc.*............  5,928      46,831
            Newport Corp........................  2,242      43,226
            Nordson Corp........................  1,824      48,172
            North Pittsburgh Systems, Inc.......  3,040      56,240
            Northwestern Corp...................  3,344      70,391
            Novell, Inc.*....................... 13,110      60,175
            Noven Pharmaceuticals, Inc.*........  1,064      18,886
            NPS Pharmaceuticals, Inc.*..........  1,254      48,028
            NTELOS, Inc.*.......................  1,368      21,190
            Nuance Communications, Inc.*........  1,938      17,636
            NUI Corp............................  2,280      54,036
            Numerical Technologies, Inc.*.......  1,520      53,504
            NVR, Inc.*..........................    380      77,520
            NYFIX, Inc.*........................  1,444      28,909
            O'Reilly Automotive, Inc.*..........  1,900      69,293
            Oak Technology, Inc.*...............  3,572      49,115
            OceanFirst Financial Corp...........  2,850      68,856
            OfficeMax, Inc.*....................  8,588      38,646
            Ohio Casualty Corp.*................  4,674      75,018
            Olin Corp...........................  2,356      38,026
            OM Group, Inc.......................    722      47,789
            Omega Financial Corp................  2,280      73,302
            On Assignment, Inc.*................  1,558      35,787
            ONEOK, Inc..........................  3,420      61,013
            Onyx Pharmaceuticals, Inc.*.........  2,774      14,203
            Oplink Communications, Inc.*........  9,006      16,976
            OraSure Technologies, Inc.*.........  2,470      30,011
            OSCA, Inc.*.........................  2,128      44,369
            Oshkosh Truck Corp..................  1,026      50,017
            Otter Tail Power Co.................  2,622      76,405
            Overture Services, Inc.*............  1,862      65,970
            Owens-Illinois, Inc.*...............  4,978      49,730
            Pacific Sunwear of California, Inc.*  1,634      33,366
            Papa John's International, Inc.*....  1,444      39,681
            PAREXEL International Corp.*........  1,672      23,993
            Park Electrochemical Corp...........  1,254      33,106
            Parker Drilling Co.*................  6,688      24,679
            Patterson-UTI Energy, Inc.*.........  2,280      53,147
            Paxar Corp.*........................  3,344      47,485
            Paxson Communications Corp.*........  2,394      25,017
            PDI, Inc.*..........................    342       7,633
            Pegasus Communications Corp.*.......  2,736      28,482
            Pennzoil-Quaker State Co............  6,118      88,404
            Performance Food Group Co.*.........  1,520      53,458
            Perot Systems Corp.--Class A*.......  2,964      60,525
            Perrigo Co.*........................  4,560      53,899
            Petsmart, Inc.*.....................  7,790      76,654
            Pharmacyclics, Inc.*................    988       9,821
            Pharmos Corp.*......................  8,740      20,539

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         Phoenix Technologies Ltd.*................ 2,166  $    25,212
         Photon Dynamics, Inc.*.................... 1,292       58,980
         Photronics, Inc.*......................... 1,406       44,078
         Pier 1 Imports, Inc....................... 4,636       80,388
         Pinnacle Systems, Inc.*................... 5,434       43,146
         Pioneer Natural Resources Co.*............ 2,014       38,790
         Pioneer Standard Electronics, Inc......... 2,584       32,817
         Pittston Brink's Group.................... 3,002       66,344
         Pixelworks, Inc.*......................... 1,064       17,088
         Plantronics, Inc.*........................ 2,204       56,511
         Playboy Enterprises, Inc.--Class B*....... 2,584       43,644
         Plexus Corp.*............................. 2,204       58,538
         PMA Capital Corp.--Class A................ 2,926       56,472
         PNM Resources, Inc........................ 2,584       72,223
         Pogo Producing Co......................... 1,558       40,929
         Polaris Industries, Inc................... 1,444       83,391
         PolyOne Corp.............................. 4,940       48,412
         Port Financial Corp....................... 1,520       39,626
         Portal Software, Inc.*.................... 7,562       15,729
         Potlatch Corp............................. 2,166       63,507
         Powerwave Technologies, Inc.*............. 3,610       62,381
         PRAECIS Pharmaceuticals, Inc.*............ 4,446       25,876
         Pre-Paid Legal Services, Inc.*............ 1,254       27,463
         Precision Castparts Corp..................   988       27,911
         Prentiss Properties Trust................. 3,382       92,836
         PRI Automation, Inc.*..................... 1,938       39,632
         Price Communications Corp.*............... 3,040       58,034
         priceline.com, Inc.*...................... 3,876       22,558
         Prime Hospitality Corp.*.................. 3,382       37,371
         Profit Recovery Group International, Inc.* 2,926       23,847
         Progress Software Corp.*.................. 2,318       40,055
         Promistar Financial Corp.................. 3,686       90,123
         Province Healthcare Co.*.................. 1,254       38,698
         Proxim, Inc.*............................. 1,976       19,602
         PS Business Parks, Inc.................... 2,812       88,578
         PSS World Medical, Inc.*.................. 4,788       39,070
         Pulitzer, Inc.............................   950       48,450
         Pure Resources, Inc.*..................... 2,318       46,592
         R.H. Donnelley Corp.*..................... 2,204       64,026
         RadiSys Corp.*............................ 1,292       25,401
         Rambus, Inc.*............................. 4,294       34,309
         Raymond James Financial Corp.............. 2,128       75,587
         Rayonier, Inc............................. 1,596       80,551
         Rayovac Corp.*............................ 1,862       32,771
         Read-Rite Corp.*.......................... 8,588       56,767
         Reckson Associates Realty Corp............ 3,762       87,880
         Reebok International Ltd.*................ 1,178       31,217
         Regeneron Pharmaceuticals, Inc.*.......... 1,102       31,032
         Regis Corp................................ 2,584       66,616
         RehabCare Group, Inc.*....................   570       16,872
         REMEC, Inc.*.............................. 2,394       23,916
         Renal Care Group, Inc.*................... 2,204       70,748
         Rent-A-Center, Inc.*......................   798       26,789
         Republic Bancorp, Inc..................... 4,902       67,893
         Republic Bancorp, Inc.--Class A........... 2,242       30,245
         Republic Bancshares, Inc.*................ 1,710       22,230
         Research Frontiers, Inc.*................. 1,102       18,470
         Resource America, Inc.--Class A........... 2,052       19,166
         Respironics, Inc.*........................ 1,748       60,551

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Rogers Corp.*...........................  1,064 $    32,239
          Rollins, Inc............................  2,052      41,040
          Roper Industries, Inc...................  1,710      84,645
          Roslyn Bancorp, Inc.....................  1,710      29,925
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................  1,748      35,222
          Ruby Tuesday, Inc.......................  3,800      78,394
          Ruddick Corp............................  2,926      46,787
          Rudolph Technologies, Inc.*.............    722      24,779
          Rural Cellular Corp.--Class A*..........    646      14,374
          Russell Corp............................  2,318      34,793
          Ryder System, Inc.......................  2,698      59,761
          S1 Corp.*...............................  2,926      47,343
          Safeguard Scientifics, Inc.*............  8,322      29,127
          Salem Communications Corp.--Class A*....  2,052      47,196
          SangStat Medical Corp.*.................  1,672      32,838
          Sapient Corp.*..........................  4,446      34,323
          SBA Communications Corp.*...............  2,242      29,191
          SBS Technologies, Inc.*.................  1,710      24,915
          ScanSource, Inc.*.......................    570      27,132
          Scholastic Corp.*.......................  1,482      74,589
          Schuler Homes, Inc.*....................  2,280      45,258
          Schulman (A.), Inc......................  3,610      49,277
          SciClone Pharmaceuticals, Inc.*.........  7,258      21,774
          Scios, Inc.*............................  1,900      45,163
          Seacoast Banking Corp. of Florida.......    836      38,790
          Seacoast Financial Services Corp........  5,814      99,710
          SEACOR SMIT, Inc.*......................  1,026      47,606
          Secure Computing Corp.*.................  2,318      47,635
          Security Capital Group, Inc.*...........  1,824      46,275
          SeeBeyond Technology Corp.*.............  1,824      17,693
          SEMCO Energy, Inc.......................  4,218      45,344
          Sensient Technologies Corp..............  2,926      60,890
          SICOR, Inc.*............................  1,786      28,004
          Sierra Pacific Resources................  5,168      77,778
          Silicon Graphics, Inc.*................. 27,018      56,738
          Silicon Storage Technology, Inc.*.......  5,092      49,087
          Silicon Valley Bancshares*..............  2,090      55,866
          Sinclair Broadcast Group--Class A*......  3,002      28,399
          Sirius Satellite Radio, Inc.*...........  3,838      44,636
          Skechers U.S.A., Inc.*..................  1,140      16,667
          Sky Financial Group, Inc................  3,306      67,244
          SkyWest, Inc............................  1,406      35,783
          SL Green Realty Corp....................  2,888      88,690
          Snap-on, Inc............................  1,558      52,442
          Solutia, Inc............................  2,774      38,891
          Sonic Corp.*............................  1,862      67,032
          SONICblue, Inc.*........................  8,474      34,235
          SonicWALL, Inc.*........................  1,862      36,197
          Sotheby's Holdings, Inc.--Class A*......  1,938      32,190
          Southern Peru Copper Corp...............  3,420      40,869
          Southern Union Co.*.....................  2,394      45,151
          Southwest Bancorp of Texas, Inc.*.......  1,672      50,611
          Southwest Gas Corp......................  2,850      63,697
          SpectraSite Holdings, Inc.*.............  4,674      16,780
          Spectrian Corp.*........................  2,090      23,053
          Spherion Corp.*.........................  3,496      34,121
          Spiegel, Inc.--Class A..................  3,724      16,944
          Spinnaker Exploration Co.*..............    722      29,718

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          St. Mary Land & Exploration Co.......... 1,482  $    31,404
          StanCorp Financial Group, Inc........... 1,368       64,638
          Station Casinos, Inc.*.................. 2,394       26,789
          Steel Dynamics, Inc.*................... 2,964       34,412
          Stellent, Inc.*......................... 1,178       34,822
          STERIS Corp.*........................... 3,496       63,872
          Sterling Bancshares, Inc................ 3,876       48,528
          Stewart & Stevenson Services, Inc....... 1,520       28,591
          Stewart Enterprises, Inc.--Class A*..... 4,940       29,591
          Stillwater Mining Co.*.................. 1,786       33,041
          Stone Energy Corp.*..................... 1,026       40,527
          Storage Technology Corp.*............... 2,774       57,339
          Stratos Lightwave, Inc.*................ 4,104       25,240
          Sun Communities, Inc.................... 2,812      104,747
          Superior Industries International, Inc.. 1,444       58,121
          SurModics, Inc.*........................   532       19,397
          Susquehanna Bancshares, Inc............. 4,180       87,153
          Swift Energy Co.*.......................   950       19,190
          Swift Transportation Co., Inc.*......... 2,546       54,764
          Symmetricom, Inc.*...................... 2,280       17,351
          Symyx Technologies, Inc.*............... 1,520       32,285
          Syncor International Corp.*............. 1,026       29,385
          Systems & Computer Technology Corp.*.... 3,268       33,791
          Take-Two Interactive Software, Inc.*.... 2,204       35,639
          TALX Corp...............................   798       19,934
          Tanox, Inc.*............................ 1,178       21,796
          Techne Corp.*........................... 2,052       75,616
          Technitrol, Inc......................... 1,520       41,982
          Teledyne Technologies, Inc.*............ 1,862       30,332
          Teleflex, Inc...........................   798       37,753
          Tennant Co.............................. 1,216       45,114
          Terex Corp.*............................ 1,786       31,326
          Terrayon Communication Systems, Inc.*... 7,904       65,374
          Tetra Tech, Inc.*....................... 2,318       46,152
          Texas Biotechnology Corp.*.............. 4,332       28,158
          Texas Industries, Inc................... 1,444       53,284
          Texas Regional Bancshares, Inc.--Class A 1,976       74,792
          The Cheesecake Factory, Inc.*........... 2,090       72,669
          The Men's Wearhouse, Inc.*.............. 1,748       36,096
          The Scotts Company--Class A*............   950       45,220
          Theragenics Corp.*...................... 2,698       26,602
          Thomas & Betts Corp..................... 1,406       29,737
          Thoratec Corp.*......................... 2,204       37,468
          THQ, Inc.*.............................. 1,140       55,256
          Timken Co............................... 3,610       58,410
          Titan Corp.*............................ 2,508       62,575
          Titan Pharmaceuticals, Inc.*............ 1,368       13,420
          Tom Brown, Inc.*........................ 1,710       46,187
          Too, Inc.*.............................. 1,824       50,160
          Tower Automotive, Inc.*................. 3,154       28,481
          Transaction Systems Architects, Inc.*... 2,508       30,748
          Transkaryotic Therapies, Inc.*.......... 1,140       48,792
          TransMontaigne, Inc.*................... 6,916       37,692
          TranSwitch Corp.*....................... 6,916       31,122
          Tredegar Corp........................... 2,090       39,710
          Trimble Navigation Ltd.*................ 1,672       27,103
          Trimeris, Inc.*.........................   912       41,013
          Trinity Industries, Inc................. 2,546       69,175
          TriQuint Semiconductor, Inc.*........... 3,876       47,520

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Tupperware Corp.......................... 3,420  $    65,835
          Tweeter Home Entertainment Group, Inc.*..   988       28,652
          UCAR International, Inc.*................ 3,002       32,121
          UICI*.................................... 3,002       40,527
          Ultratech Stepper, Inc.*................. 1,254       20,716
          Umpqua Holdings Corp..................... 2,622       35,397
          Unifi, Inc.*............................. 3,952       28,652
          Unisource Energy Corp.................... 3,154       57,371
          United Bankshares, Inc................... 2,888       83,348
          United Dominion Realty Trust, Inc........ 9,500      136,800
          United Industrial Corp................... 1,976       33,098
          United Stationers, Inc.*................. 1,748       58,820
          UnitedGlobalCom, Inc.--Class A*.......... 6,080       30,400
          Universal Corp........................... 1,824       66,412
          Universal Display Corp.*................. 1,824       16,598
          Universal Electronics, Inc.*............. 1,672       28,775
          Unova, Inc.*............................. 5,624       32,619
          US Oncology, Inc.*....................... 4,028       30,371
          US Unwired, Inc.*........................ 3,458       35,202
          USFreightways Corp....................... 1,558       48,921
          Valentis, Inc.*.......................... 6,954       21,557
          Valspar Corp............................. 1,178       46,649
          ValueVision International, Inc.--Class A* 1,900       37,221
          Varian Semiconductor Equipment
           Associates, Inc.*....................... 1,748       60,464
          Varian, Inc.*............................ 1,596       51,774
          Veeco Instruments, Inc.*................. 1,406       50,686
          Veritas DGC, Inc.*....................... 1,368       25,308
          Verity, Inc.*............................ 1,520       30,780
          ViaSat, Inc.*............................ 1,368       21,341
          VidaMed, Inc.*........................... 4,750       37,145
          Viewpoint Corp.*......................... 4,294       29,242
          Vintage Petroleum, Inc................... 2,622       37,888
          Vion Pharmaceuticals, Inc.*.............. 4,522       19,942
          ViroPharma, Inc.*........................ 1,064       24,419
          VISX, Inc.*.............................. 2,698       35,749
          W-H Energy Services, Inc.*............... 1,520       28,956
          Wabash National Corp..................... 3,002       23,416
          Wackenhut Corp.--Class A*................ 2,508       62,199
          Wallace Computer Services, Inc........... 2,432       46,184
          Walter Industries, Inc................... 3,154       35,671
          Washington Real Estate Investment Trust.. 4,598      114,444
          Watson Wyatt & Co. Holdings*............. 1,406       30,651
          Wausau-Mosinee Paper Corp................ 4,066       49,199
          WD-40 Co................................. 2,850       75,953
          webMethods, Inc.*........................ 1,786       29,933
          Websense, Inc.*.......................... 1,748       56,058
          Webster Financial Corp................... 1,026       32,350
          Wellman, Inc............................. 2,242       34,729
          Werner Enterprises, Inc.................. 2,204       53,557

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            West Pharmaceutical Services, Inc....  1,938 $    51,551
            Westamerica Bancorporation...........  1,862      73,679
            Western Digital Corp.*............... 11,818      74,099
            Western Resources, Inc...............  1,710      29,412
            Whitney Holding Corp.................  1,862      81,649
            WMS Industries, Inc.*................  1,330      26,600
            Wolverine World Wide, Inc............  2,508      37,745
            Woodhead Industries, Inc.............  1,596      25,344
            Worthington Industries, Inc..........  5,358      76,084
            Wyndham International, Inc.--Class A* 14,592       8,172
            Xanser Corp.*........................  5,320      10,693
            Xicor, Inc.*.........................  3,420      37,962
            XTO Energy, Inc......................  2,394      41,895
            Yellow Corp.*........................  1,824      45,782
            York International Corp..............  1,748      66,651
            Zale Corp.*..........................  1,482      62,066
            Zebra Technologies Corp.*............  1,406      78,046
            Zenith National Insurance Corp.......  2,014      56,271
            Zygo Corp.*..........................  1,406      22,355
                                                         -----------
            TOTAL COMMON STOCKS..................         34,527,642
                                                         -----------

          U.S. Government Agencies (1.0%)

                                                 Principal
                                                  Amount
                                                 ----------
         Federal Home Loan Bank,
          1.43%, 01/02/02....................... $  425,000     424,966
                                                            -----------
         TOTAL U.S. GOVERNMENT AGENCIES.........                424,966
                                                            -----------
          Repurchase Agreement (15.6%)
         State Street Bank, 1.50%, 01/02/02,
          dated 12/31/01, with maturity value of
          $6,800,567 (Collateralized by Federal
          Farm Credit Bank security)............  6,800,000   6,800,000
                                                            -----------
         TOTAL REPURCHASE AGREEMENT.............              6,800,000
                                                            -----------
         TOTAL INVESTMENTS
          (Cost $41,929,524)/(a)/--95.7%........             41,752,608
         Other assets in excess of
          liabilities--4.3%.....................              1,861,126
                                                            -----------
         NET ASSETS--100.0%.....................            $43,613,734
                                                            ===========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $42,013,071 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $83,547. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 201,850
                     Unrealized depreciation....  (462,313)
                                                 ---------
                     Net unrealized depreciation $(260,463)
                                                 =========

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap ProFund                       Investments
                                                December 31, 2001


   The Small-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  0.7%
                    Agriculture......................  0.3%
                    Airlines.........................  0.3%
                    Apparel..........................  0.5%
                    Auto Manufacturers...............  0.2%
                    Auto Parts & Equipment...........  0.7%
                    Banks............................  6.5%
                    Biotechnology....................  1.9%
                    Building Materials...............  0.7%
                    Chemicals........................  1.9%
                    Commercial Services..............  3.0%
                    Computers........................  2.9%
                    Distribution/Wholesale...........  0.2%
                    Diversified Financial Services...  0.9%
                    Electric.........................  1.9%
                    Electrical Components & Equipment  0.7%
                    Electronics......................  2.2%
                    Energy...........................  0.1%
                    Engineering & Construction.......  0.1%
                    Entertainment....................  0.6%
                    Environmental Control............  0.2%
                    Food.............................  1.5%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  3.9%
                    Holding Companies--Diversified...  0.1%
                    Home Builders....................  0.9%
                    Home Furnishings.................  0.8%
                    Household Products...............  1.4%
                    Insurance........................  1.5%
                    Internet.........................  2.6%
                    Investment Companies.............  0.1%
                    Iron/Steel.......................  0.3%
                    Leisure Time.....................  0.6%
                    Lodging..........................  0.4%
                    Machinery & Equipment............  2.0%
                    Manufacturing....................  1.8%
                    Media............................  1.9%
                    Metals...........................  0.8%
                    Mining...........................  0.2%
                    Office/Business Equipment........  0.5%
                    Oil & Gas........................  3.8%
                    Packaging & Containers...........  0.6%
                    Pharmaceuticals..................  3.6%
                    Pipelines........................  0.1%
                    Publishing & Printing............  0.1%
                    Real Estate......................  0.5%
                    Real Estate Investment Trust.....  5.1%
                    Retail...........................  5.0%
                    Semiconductors...................  3.1%
                    Software.........................  3.1%
                    Telecommunications...............  3.5%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.3%
                    Trucking & Leasing...............  0.1%
                    Water............................  0.1%
                    Other............................ 20.9%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $35,129,524)........... $34,952,608
         Repurchase agreement, at amortized cost............   6,800,000
                                                             -----------
          Total Investments.................................  41,752,608
         Cash...............................................       1,032
         Dividends and interest receivable..................       5,616
         Receivable for capital shares issued...............  13,755,842
         Prepaid expenses...................................      22,390
                                                             -----------
          Total Assets......................................  55,537,488
                                                             -----------
       Liabilities:
         Payable for investments purchased..................  11,808,781
         Unrealized depreciation on swap contracts..........      57,288
         Advisory fees payable..............................      23,819
         Management servicing fees payable..................       3,974
         Administration fees payable........................         692
         Distribution and service fees payable--
          Service Class.....................................       3,975
         Other accrued expenses.............................      25,225
                                                             -----------
          Total Liabilities.................................  11,923,754
                                                             -----------
       Net Assets........................................... $43,613,734
                                                             ===========
       Net Assets consist of:
         Capital............................................ $41,785,182
         Accumulated net investment loss....................     (10,881)
         Accumulated net realized gains on investments,
          futures contracts and swap contracts..............   2,073,637
         Net unrealized depreciation on investments and
          swap contracts....................................    (234,204)
                                                             -----------
       Net Assets........................................... $43,613,734
                                                             ===========
       Investor Class:
         Net Assets......................................... $28,222,173
         Shares of Beneficial Interest Outstanding..........     910,985
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.98
                                                             ===========
       Service Class:
         Net Assets......................................... $15,391,561
         Shares of Beneficial Interest Outstanding..........     497,308
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.95
                                                             ===========

       Statement of Operations
         For the period September 4, 2001/(a)/ through December 31, 2001
      Investment Income:
        Interest............................................. $   49,268
        Dividends............................................      8,579
                                                              ----------
         Total Income........................................     57,847
                                                              ----------
      Expenses:
        Advisory fees........................................     24,422
        Management servicing fees............................      4,884
        Administration fees..................................        692
        Distribution and service fees--Service Class.........      4,219
        Transfer agent fees..................................        171
        Registration and filing fees.........................     10,836
        Custody fees.........................................      9,442
        Fund accounting fees.................................      4,279
        Other fees...........................................      8,011
                                                              ----------
         Total Expenses......................................     66,956
                                                              ----------
      Net Investment Loss....................................     (9,109)
                                                              ----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains on investments, futures contracts
         and swap contracts..................................  2,102,627
        Net change in unrealized depreciation on investments
         and swap contracts..................................   (234,204)
                                                              ----------
         Net realized and unrealized gains on investments,
          futures contracts and swap contracts...............  1,868,423
                                                              ----------
      Change in Net Assets Resulting from Operations......... $1,859,314
                                                              ==========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

 Statement of Changes in Net Assets
                                                                              For the period
                                                                           September 4, 2001/(a)/
                                                                                  through
                                                                             December 31, 2001
                                                                           ---------------------
From Investment Activities:
Operations:
  Net investment loss.....................................................     $     (9,109)
  Net realized gains on investments, futures contracts and swap contracts.        2,102,627
  Net change in unrealized depreciation on investments and swap contracts.         (234,204)
                                                                               ------------
  Change in net assets resulting from operations..........................        1,859,314
                                                                               ------------
Distributions to Shareholders From:
  Net realized gains on investments, futures contracts and swap contracts
   Investor Class.........................................................          (31,136)
   Service Class..........................................................               (7)
                                                                               ------------
  Change in net assets resulting from distributions.......................          (31,143)
                                                                               ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................       72,313,601
   Service Class..........................................................       52,140,789
  Dividends reinvested
   Investor Class.........................................................           28,383
   Service Class..........................................................                7
  Cost of shares redeemed
   Investor Class.........................................................      (45,807,259)
   Service Class..........................................................      (36,889,958)
                                                                               ------------
  Change in net assets resulting from capital transactions................       41,785,563
                                                                               ------------
  Change in net assets....................................................       43,613,734
Net Assets:
  Beginning of period.....................................................               --
                                                                               ------------
  End of period...........................................................     $ 43,613,734
                                                                               ============
Share Transactions:
  Issued
   Investor Class.........................................................        2,396,634
   Service Class..........................................................        1,759,132
  Reinvested
   Investor Class.........................................................              926
   Service Class..........................................................               --/(b)/
  Redeemed
   Investor Class.........................................................       (1,486,575)
   Service Class..........................................................       (1,261,824)
                                                                               ------------
  Change in shares........................................................        1,408,293
                                                                               ============

------
/(a)/Commencement of operations.
/(b)/Reinvestmentof capital gains was less than one share.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap ProFund

  Financial Highlights
 Selected data for a share of
 beneficial interest outstanding
 throughout the period indicated.
                                   Investor Class           Service Class
                                ---------------------   ---------------------
                                   For the period          For the period
                                September 4, 2001/(a)/  September 4, 2001/(a)/
                                       through                 through
                                  December 31, 2001       December 31, 2001
                                ---------------------   ---------------------
 Net Asset Value, Beginning of
  Period.......................      $     30.00             $     30.00
                                     -----------             -----------
 Investment Activities:
  Net investment loss..........            (0.02)/(b)/             (0.08)/(b)/
  Net realized and unrealized
    gains on investments,
    futures contracts and swap
    contracts..................             1.01                    1.04
                                     -----------             -----------
  Total income from investment
    activities.................             0.99                    0.96
                                     -----------             -----------
 Distributions to Shareholders
  From:
  Net realized gains on
    investments, futures
    contracts and swap
    contracts..................            (0.01)                  (0.01)
                                     -----------             -----------
  Total distributions..........            (0.01)                  (0.01)
                                     -----------             -----------
 Net Asset Value, End of Period      $     30.98             $     30.95
                                     ===========             ===========
 Total Return..................             3.32%/(c)/              3.22%/(c)/
 Ratios/Supplemental Data:
 Net assets, end of year.......      $28,222,173             $15,391,561
 Ratio of expenses to average
  net assets...................             1.95%/(d)/              2.76%/(d)/
 Ratio of net investment loss
  to average net assets........            (0.19)%/(d)/            (0.89)%/(d)/
 Portfolio turnover/(e)/.......               95%                     95%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                  OTC ProFund

   For the year ended December 31, 2001, the OTC ProFund had a NAV total return of - 31.33%* for Investor Class shares, compared to a return of - 32.65% for the unmanaged NASDAQ-100 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index, which includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the OTC ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART - OTC PROFUND]

Value of a $10,000 Investment

               $4,342                $4,289             $4,250
           OTC - Investor        OTC - Service        NASDAQ 100
          ---------------        -------------        ----------
8/7/00        10,000                 10,000             10,000
9/00           9,597                  9,613              9,623
12/00          6,323                  6,320              6,311
3/01           4,367                  4,340              4,240
6/01           5,093                  5,060              4,933
9/01           3,227                  3,197              3,149
12/01          4,342                  4,289              4,250



                  Averge Annual Total Return
                        as of 12/31/01
              ----------------------------------
               1 Year   Since Inception (8/7/00)
              -------   ------------------------
Investor      (31.33)%        (44.89)%
Service       (32.14)%        (45.38)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the OTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              OTC ProFund                             Investments
                                                December 31, 2001

            Common Stocks (95.5%)
                                                   Shares   Value
                                                   ------ ----------
           Abgenix, Inc.*.........................    456 $   15,340
           ADC Telecommunications, Inc.*..........  5,434     24,996
           Adelphia Communications Corp.--Class A*  1,083     33,768
           Adobe Systems, Inc.....................  1,273     39,527
           Altera Corp.*..........................  2,983     63,299
           Amazon.com, Inc.*......................  1,368     14,802
           Amgen, Inc.*...........................  2,679    151,204
           Andrx Group*...........................    380     26,756
           Apollo Group, Inc.--Class A*...........    646     29,076
           Apple Computer, Inc.*..................  2,698     59,086
           Applied Materials, Inc.*...............  2,318     92,952
           Applied Micro Circuits Corp.*..........  1,900     21,508
           Atmel Corp.*...........................  1,919     14,143
           BEA Systems, Inc.*.....................  2,033     31,308
           Bed Bath & Beyond, Inc.*...............  2,147     72,784
           Biogen, Inc.*..........................  1,007     57,751
           Biomet, Inc............................  1,995     61,645
           Broadcom Corp.--Class A*...............    931     38,050
           Brocade Communications Systems, Inc.*..  1,292     42,791
           CDW Computer Centers, Inc.*............    494     26,533
           Cephalon, Inc.*........................    247     18,670
           Charter Communications, Inc.--Class A*.  1,691     27,783
           Check Point Software Technologies Ltd.*  1,311     52,296
           Chiron Corp.*..........................  1,463     64,138
           CIENA Corp.*...........................  2,147     30,724
           Cintas Corp............................  1,121     53,808
           Cisco Systems, Inc.*................... 14,440    261,509
           Citrix Systems, Inc.*..................  1,235     27,985
           Comcast Corp.--Special Class A*........  2,470     88,919
           Compuware Corp.*.......................  1,254     14,785
           Comverse Technology, Inc.*.............  1,064     23,802
           Concord EFS, Inc.*.....................  3,135    102,766
           Conexant Systems, Inc.*................  1,558     22,373
           Costco Wholesale Corp.*................  1,311     58,182
           CYTYC Corp.*...........................    665     17,357
           Dell Computer Corp.*...................  5,282    143,565
           eBay, Inc.*............................  1,121     74,994
           EchoStar Communications Corp.--Class A*  1,368     37,579
           Electronic Arts, Inc.*.................    760     45,562
           Ericsson (LM) Telephone Co.--ADR.......  5,605     29,258
           Express Scripts, Inc.--Class A*........    380     17,769
           Fiserv, Inc.*..........................  1,292     54,677
           Flextronics International Ltd.*........  2,907     69,739
           Gemstar-TV Guide International, Inc.*..  2,394     66,314
           Genzyme Corp.--General Division*.......  1,463     87,575
           Gilead Sciences, Inc.*.................    513     33,714
           Human Genome Sciences, Inc.*...........    703     23,705
           I2 Technologies, Inc.*.................  2,489     19,663
           ICOS Corp.*............................    285     16,370
           IDEC Pharmaceuticals Corp.*............    912     62,864
           ImClone Systems, Inc.*.................    418     19,420
           Immunex Corp.*.........................  4,123    114,249
           Integrated Device Technology, Inc.*....    551     14,651
           Intel Corp............................. 12,939    406,931
           Intuit, Inc.*..........................  1,463     62,587
           Invitrogen Corp.*......................    266     16,473
           JDS Uniphase Corp.*....................  7,676     66,628
           Juniper Networks, Inc.*................  1,178     22,323
           KLA-Tencor Corp.*......................  1,235     61,207
           Linear Technology Corp.................  2,337     91,236

             Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
            Maxim Integrated Products, Inc.*.....  2,489 $  130,697
            MedImmune, Inc.*.....................  1,254     58,123
            Mercury Interactive Corp.*...........    494     16,786
            Microchip Technology, Inc.*..........    608     23,554
            Microsoft Corp.*..................... 10,203    675,948
            Millennium Pharmaceuticals, Inc.*....  1,349     33,064
            Molex, Inc...........................    532     16,465
            Network Appliance, Inc.*.............  1,900     41,553
            Nextel Communications, Inc.--Class A*  5,415     59,348
            Novellus Systems, Inc.*..............    798     31,481
            NVIDIA Corp.*........................    855     57,200
            Oracle Corp.*........................ 12,768    176,326
            PACCAR, Inc..........................    475     31,170
            PanAmSat Corp.*......................  1,121     24,527
            Paychex, Inc.........................  1,957     68,201
            PeopleSoft, Inc.*....................  2,356     94,711
            PMC-Sierra, Inc.*....................  1,007     21,409
            Protein Design Labs, Inc.*...........    475     15,580
            QLogic Corp.*........................    513     22,834
            Qualcomm, Inc.*......................  5,073    256,187
            Rational Software Corp.*.............  1,121     21,860
            RF Micro Devices, Inc.*..............  1,045     20,095
            Sanmina-SCI Corp.*...................  3,059     60,874
            Sepracor, Inc.*......................    437     24,935
            Siebel Systems, Inc.*................  2,983     83,464
            Smurfit-Stone Container Corp.*.......  1,311     20,937
            Staples, Inc.*.......................  1,710     31,977
            Starbucks Corp.*.....................  2,926     55,740
            Sun Microsystems, Inc.*..............  7,771     95,583
            Symantec Corp.*......................    399     26,466
            Synopsys, Inc.*......................    304     17,957
            Tellabs, Inc.*.......................  1,292     19,328
            TMP Worldwide, Inc.*.................    646     27,713
            USA Networks, Inc.*..................  1,976     53,965
            VeriSign, Inc.*......................  1,064     40,475
            Veritas Software Corp.*..............  2,261    101,361
            Vitesse Semiconductor Corp.*.........  1,140     14,170
            WorldCom, Inc.--WorldCom Group*......  5,871     82,664
            Xilinx, Inc.*........................  2,432     94,970
            Yahoo!, Inc.*........................  1,501     26,628
                                                         ----------
            TOTAL COMMON STOCKS..................         6,217,795
                                                         ----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              OTC ProFund                             Investments
                                                December 31, 2001


         Repurchase Agreement (2.3%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        State Street Bank, 1.50%, 01/02/02, dated
         12/31/01, with maturity value of $153,013
         (Collateralized by Federal Farm Credit
         Bank security)............................ $153,000  $  153,000
                                                              ----------
        TOTAL REPURCHASE AGREEMENT.................              153,000
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $5,533,797)/(a)/--97.8%.............            6,370,795
        Other assets in excess of liabilities--2.2%              142,569
                                                              ----------
        NET ASSETS--100.0%.........................           $6,513,364
                                                              ==========

           Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts    Loss
                                                 --------- ----------
          NASDAQ Future Contract expiring March
           2002 (Underlying face amount at value
           $158,000)............................     1      $  (555)
          E-mini NASDAQ Future Contract expiring
           March 2002 (Underlying face amount at
           value $158,000)......................     5      $(2,106)

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $7,889,923 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,356,126. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   885,361
                    Unrealized depreciation....  (2,404,489)
                                                -----------
                    Net unrealized depreciation $(1,519,128)
                                                ===========

ADR--American Depositary Receipt.

   The OTC ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Auto Manufacturers...............  0.5%
                    Biotechnology....................  9.9%
                    Commercial Services..............  3.1%
                    Computers........................  7.7%
                    Electrical Components & Equipment  0.3%
                    Electronics......................  2.0%
                    Health Care......................  1.2%
                    Internet.........................  4.3%
                    Media............................  4.2%
                    Packaging & Containers...........  0.3%
                    Pharmaceuticals..................  3.3%
                    Retail...........................  3.8%
                    Semiconductors................... 18.8%
                    Software......................... 20.6%
                    Telecommunications............... 14.7%
                    Textiles.........................  0.8%
                    Other............................  4.5%

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $5,380,797).............. $ 6,217,795
        Repurchase agreement, at amortized cost..............     153,000
                                                              -----------
         Total Investments...................................   6,370,795
        Cash.................................................       8,430
        Dividends and interest receivable....................         175
        Receivable for investments sold......................     654,494
        Receivable from Investment Advisor...................      11,968
        Prepaid expenses.....................................       7,998
                                                              -----------
         Total Assets........................................   7,053,860
                                                              -----------
      Liabilities:
        Payable for capital shares redeemed..................     518,682
        Variation margin on futures contracts................       5,233
        Administration fees payable..........................         624
        Distribution and service fees payable--Service Class.       5,814
        Other accrued expenses...............................      10,143
                                                              -----------
         Total Liabilities...................................     540,496
                                                              -----------
      Net Assets............................................. $ 6,513,364
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $ 7,993,780
        Accumulated net investment loss......................     (19,539)
        Accumulated net realized losses on investments and
         futures contracts...................................  (2,295,214)
        Net unrealized appreciation on investments and
         futures contracts...................................     834,337
                                                              -----------
      Net Assets............................................. $ 6,513,364
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 5,523,747
        Shares of Beneficial Interest Outstanding............      84,809
        Net Asset Value (offering and redemption price per
         share).............................................. $     65.13
                                                              ===========
      Service Class:
        Net Assets........................................... $   989,617
        Shares of Beneficial Interest Outstanding............      15,383
        Net Asset Value (offering and redemption price per
         share).............................................. $     64.33
                                                              ===========

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $   37,486
        Dividends (net of foreign taxes of $15)..............      6,427
                                                              ----------
         Total Income........................................     43,913
                                                              ----------
      Expenses:
        Advisory fees........................................     51,745
        Management servicing fees............................     11,088
        Administration fees..................................      4,108
        Distribution and service fees--Service Class.........     44,314
        Transfer agent fees..................................     22,829
        Registration and filing fees.........................     54,567
        Custody fees.........................................     14,156
        Fund accounting fees.................................      9,278
        Other fees...........................................     12,234
                                                              ----------
         Total Expenses before waivers.......................    224,319
         Less Expenses waived by the Investment Advisor......    (36,321)
                                                              ----------
         Net Expenses........................................    187,998
                                                              ----------
      Net Investment Loss....................................   (144,085)
                                                              ----------
      Realized and Unrealized Gains on Investments:
        Net realized gains on investments and futures
         contracts...........................................  4,782,197
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................  1,262,661
                                                              ----------
         Net realized and unrealized gains on investments
          and futures contracts..............................  6,044,858
                                                              ----------
      Change in Net Assets Resulting from Operations......... $5,900,773
                                                              ==========

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Statements of Changes in Net Assets
                                                                                               For the period
                                                                                For the      August 7, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- ------------------
From Investment Activities:
Operations:
  Net investment loss.....................................................   $    (144,085)     $    (60,694)
  Net realized gains/(losses) on investments and futures contracts........       4,782,197        (6,429,933)
  Net change in unrealized appreciation/(depreciation) on investments and
   futures contracts......................................................       1,262,661          (428,324)
                                                                             -------------      ------------
  Change in net assets resulting from operations..........................       5,900,773        (6,918,951)
                                                                             -------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................      63,246,434        39,049,769
   Service Class..........................................................     371,840,234        30,513,265
  Cost of shares redeemed
   Investor Class.........................................................     (59,595,449)      (34,124,082)
   Service Class..........................................................    (378,713,748)      (24,684,881)
                                                                             -------------      ------------
  Change in net assets resulting from capital transactions................      (3,222,529)       10,754,071
                                                                             -------------      ------------
  Change in net assets....................................................       2,678,244         3,835,120
Net Assets:
  Beginning of period.....................................................       3,835,120                --
                                                                             -------------      ------------
  End of period...........................................................   $   6,513,364      $  3,835,120
                                                                             =============      ============
Share Transactions:
  Issued
   Investor Class.........................................................       3,025,232         1,509,942
   Service Class..........................................................      18,358,986         1,225,506
  Redeemed
   Investor Class.........................................................      (3,087,039)       (1,363,326)
   Service Class..........................................................     (18,399,189)       (1,169,920)
                                                                             -------------      ------------
  Change in shares........................................................        (102,010)          202,202
                                                                             =============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                           Investor Class
                                              ----------------------------------
                                                                    For the period
                                                   For the        August 7, 2000/(a)/
                                                 year ended            through
                                              December 31, 2001   December 31, 2000
                                              -----------------   ------------------
Net Asset Value, Beginning of Period/(b)/....    $    94.85           $   150.00
                                                 ----------           ----------
Investment Activities:
 Net investment loss.........................         (1.06)/(c)/          (2.40)/(c)/
 Net realized and unrealized losses on
   investments and futures contracts.........        (28.66)/(d)/         (52.75)
                                                 ----------           ----------
 Total loss from investment activities.......        (29.72)              (55.15)
                                                 ----------           ----------
Net Asset Value, End of Period...............    $    65.13           $    94.85
                                                 ==========           ==========
Total Return.................................        (31.33)%             (36.77)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year......................    $5,523,747           $2,780,938
Ratio of expenses to average net assets......          1.91%                1.60%/(f)/
Ratio of net investment loss to average net
 assets......................................         (1.48)%              (4.83)%/(f)/
Ratio of expenses to average net assets*.....          2.40%                1.60%/(f)/
Portfolio turnover/(g)/......................          5388%                 632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Service Class
                                                                            ---------------------------------
                                                                                                 For the period
                                                                                 For the       August 7, 2000/(a)/
                                                                               year ended           through
                                                                            December 31, 2001  December 31, 2000
                                                                            -----------------  ------------------
Net Asset Value, Beginning of Period/(b)/..................................     $  94.80           $   150.00
                                                                                --------           ----------
Investment Activities:
  Net investment loss......................................................        (2.08)/(c)/          (0.45)/(c)/
  Net realized and unrealized losses on investments and futures contracts..       (28.39)/(d)/         (54.75)
                                                                                --------           ----------
  Total loss from investment activities....................................       (30.47)              (55.20)
                                                                                --------           ----------
Net Asset Value, End of Period.............................................     $  64.33           $    94.80
                                                                                ========           ==========
Total Return...............................................................       (32.14)%             (36.80)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year....................................................     $989,617           $1,054,182
Ratio of expenses to average net assets....................................         2.95%                2.80%/(f)/
Ratio of net investment loss to average net assets.........................        (2.25)%              (1.06)%/(f)/
Ratio of expenses to average net assets*...................................         3.45%                2.80%/(f)/
Portfolio turnover/(g)/....................................................         5388%                 632%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               Europe 30 ProFund

   For the year ended December 31, 2001, the Europe 30 ProFund had a NAV total return of - 44.28%* for the Investor Class shares, compared to a return of
- 24.47% for the unmanaged ProFunds Europe 30 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depositary Receipts, as determined by market capitalization.

   Prior to September 4, 2001, Europe 30 ProFund was named "UltraEurope ProFund" and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

   For the fiscal year, the Europe 30 ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of its benchmark (1.00 equals perfect correlation).

   The performance of the ProFunds Europe 30 Index was influenced, during the fiscal year, by a generally weak global economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the ProFunds Europe 30 Index or any of the companies included in the ProFunds Europe 30 Index.
                                    [CHART]

Value of a $10,000 Investment

               Europe - 30     Europe - 30    ProFunds
                 Investor        Service     Europe 30/1/     CAC-40      DAX      FTSE-100   ProFunds Europe   STOXX 50
               -----------     -----------   ------------    --------   -------    --------   ---------------   --------

3/15/99        $10,000         $10,000                       $10,000    $10,000    $10,000        $10,000        $10,000
3/99            10,013          10,010                         9,912      9,597     10,085          9,864          9,885
6/99             9,723           9,693                        10,215     10,078      9,880         10,058          9,905
9/99             8,863           8,820        $10,000         10,700      9,987      9,851         10,180          9,930
12/99           13,663          13,573         12,352         13,067     12,699     11,099         12,288         12,209
3/00            13,070          12,940         12,824         13,149     13,229     10,332         12,237         12,423
6/00            11,413          11,303         11,930         13,454     11,981      9,495         11,643         11,840
9/00             9,937           9,817         10,757         12,091     10,915      9,231         10,746         10,827
12/00            9,079           8,949         10,502         12,165     10,990      9,222         10,793         10,981
3/01             6,389           6,250          8,686          9,957      9,325      7,932          9,071          9,036
6/01             6,201           6,057          8,401          9,673      9,333      7,903          8,970          8,817
9/01             4,778           4,655          7,432          8,114      7,132      7,155          7,467          7,799
12/01            5,059           4,920          7,931          8,929      8,291      7,528          8,250          8,402



-----------------------------------------------
         Average Annual Total Return
               as of 12/31/01
-----------------------------------------------
                                     Since
                                   Inception
               1 Year              (3/15/99)
-----------------------------------------------
Investor       (44.28)%             (21.62)%
Service        (45.02)%             (22.40)%
-----------------------------------------------




* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

1 The inception date of the ProFunds Europe 30 Index was October 18, 1999.

   The performance of the Europe 30 ProFund is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ Stock Market as American Depositary Receipts with the highest market capitalization determined annually. The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Europe 30 ProFund                       Investments
                                                December 31, 2001

          Common Stocks (99.7%)
                                                      Shares   Value
                                                      ------ ----------
         Aegon NV--ADR...............................  4,000 $  107,080
         Alcatel SA--ADR.............................  3,600     59,580
         AstraZeneca PLC--ADR........................  5,280    246,048
         Aventis SA--ADR.............................  2,320    164,720
         Axa--ADR....................................  4,800    100,896
         Banco Bilbao Vizcaya--ADR...................  9,520    118,524
         Banco Santander Central Hispano SA--ADR..... 13,520    112,216
         Barclays PLC--ADR...........................  1,200    161,460
         BP Amoco PLC--ADR........................... 11,280    524,633
         BT Group PLC--ADR*..........................  1,920     70,560
         Deutsche Telekom AG--ADR....................  9,040    152,776
         E.On AG--ADR................................  2,240    115,382
         Enel SpA--ADR...............................  3,600     98,820
         ENI SpA--ADR................................  2,400    148,704
         Ericsson (LM) Telephone Co.--ADR............ 23,680    123,610
         France Telecom SA--ADR......................  3,440    137,566
         GlaxoSmithKline PLC--ADR....................  9,360    466,315
         HSBC Holdings PLC--ADR......................  5,520    329,599
         ING Groep NV--ADR...........................  5,920    150,664
         Koninklijke (Royal) Philips Electronics NV--
          ADR........................................  3,920    114,111
         Nokia OYJ--ADR.............................. 14,000    343,420
         Novartis AG--ADR............................  7,840    286,160
         Royal Dutch Petroleum Co.--ADR..............  6,400    313,728
         Shell Transport & Trading Co.--ADR..........  4,960    205,592
         STMicroelectronics NV--ADR..................  2,640     83,609
         Telecom Italia SpA--ADR.....................  1,920    164,160
         Telefonica SA--ADR*.........................  4,320    173,146
         Total Fina SA--ADR..........................  4,320    303,437
         Vivendi Universal SA--ADR...................  3,200    172,128
         Vodafone Group PLC--ADR..................... 18,400    472,511
                                                             ----------
         TOTAL COMMON STOCKS.........................         6,021,155
                                                             ----------

       Repurchase Agreement (0.8%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
      State Street Bank, 1.50%, 01/02/02, dated
       12/31/01, with maturity value of $50,004
       (Collateralized by Federal Farm Credit
       Bank security)..............................  $50,000  $   50,000
                                                              ----------
      TOTAL REPURCHASE AGREEMENT...................               50,000
                                                              ----------
      TOTAL INVESTMENTS
       (Cost $5,867,545)/(a)/--100.5%..............            6,071,155
      Liabilities in excess of other assets--(0.5)%              (32,399)
                                                              ----------
      NET ASSETS--100.0%...........................           $6,038,756
                                                              ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $6,152,576 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $285,031. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 210,815
                     Unrealized depreciation....  (292,236)
                                                 ---------
                     Net unrealized depreciation $ (81,421)
                                                 =========

ADR--AmericanDepositary Receipt.

   The Europe 30 ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                       Banks....................... 12.0%
                       Cellular Telecommunications.  7.8%
                       Electric....................  3.5%
                       Electronics.................  1.9%
                       Insurance...................  5.9%
                       Media.......................  2.9%
                       Oil & Gas................... 24.8%
                       Pharmaceuticals............. 19.3%
                       Semiconductors..............  1.4%
                       Telecommunications Equipment  8.7%
                       Telephone................... 11.5%
                       Other.......................  0.3%

   The Europe 30 ProFund's investment concentration based on net assets, by country, as of December 31, 2001, was as follows:

Finland.......  5.7%
France........ 15.5%
Germany.......  4.4%
Italy.........  6.8%
Netherlands... 11.4%
Spain.........  6.7%
Sweden........  2.0%
Switzerland...  6.2%
United Kingdom 41.0%
United States.  0.3%

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $5,817,545).............. $ 6,021,155
        Repurchase agreement, at amortized cost..............      50,000
                                                              -----------
         Total Investments...................................   6,071,155
        Cash.................................................       4,344
        Dividends and interest receivable....................       2,187
        Receivable for capital shares issued.................   3,739,730
        Reclaims receivable..................................      13,415
        Prepaid expenses.....................................       5,264
                                                              -----------
         Total Assets........................................   9,836,095
                                                              -----------
      Liabilities:
        Payable for investments purchased....................   3,764,290
        Variation margin on futures contracts................         718
        Advisory fees payable................................       7,463
        Management servicing fees payable....................         301
        Administration fees payable..........................         235
        Distribution and service fees payable--Service Class.      17,485
        Other accrued expenses...............................       6,847
                                                              -----------
         Total Liabilities...................................   3,797,339
                                                              -----------
      Net Assets............................................. $ 6,038,756
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $ 9,474,226
        Accumulated net realized losses on investments,
         futures contracts, swap contracts and foreign
         currency transactions...............................  (3,639,159)
        Net unrealized appreciation on investments...........     203,689
                                                              -----------
      Net Assets............................................. $ 6,038,756
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 5,922,637
        Shares of Beneficial Interest Outstanding............     469,324
        Net Asset Value (offering and redemption price per
         share).............................................. $     12.62
                                                              ===========
      Service Class:
        Net Assets........................................... $   116,119
        Shares of Beneficial Interest Outstanding............       9,479
        Net Asset Value (offering and redemption price per
         share).............................................. $     12.25
                                                              ===========

      Statement of Operations
                                      For the year ended December 31, 2001
     Investment Income:
       Interest............................................... $    96,000
       Dividends (net of foreign taxes of $7,035).............      51,703
                                                               -----------
        Total Income..........................................     147,703
                                                               -----------
     Expenses:
       Advisory fees..........................................      44,369
       Management servicing fees..............................       7,568
       Administration fees....................................       2,854
       Distribution and service fees--Service Class...........       9,980
       Transfer agent fees....................................      18,710
       Registration and filing fees...........................      22,966
       Custody fees...........................................      94,914
       Fund accounting fees...................................       6,408
       Other fees.............................................       8,488
                                                               -----------
        Total Expenses before waivers/reimbursements..........     216,257
        Less Expenses waived/reimbursed by the
         Investment Advisor...................................     (71,609)
                                                               -----------
        Net Expenses..........................................     144,648
                                                               -----------
     Net Investment Income....................................       3,055
                                                               -----------
     Realized and Unrealized Gains/(Losses) on
      Investments:
       Net realized losses on investments, futures contracts,
        swap contracts and foreign currency transactions......  (2,444,291)
       Net change in unrealized appreciation on
        investments, futures contracts and foreign currency
        transactions..........................................      62,008
                                                               -----------
        Net realized and unrealized losses on investments,
         futures contracts, swap contracts and foreign
         currency transactions................................  (2,382,283)
                                                               -----------
     Change in Net Assets Resulting from Operations........... $(2,379,228)
                                                               ===========

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Statements of Changes in Net Assets
                                                                                                      For the
                                                                                                    year ended
                                                                                                 December 31, 2001
                                                                                                 -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..................................................................   $       3,055
  Net realized losses on investments, futures contracts, swap contracts and foreign currency
   transactions.................................................................................      (2,444,291)
  Net change in unrealized appreciation on investments, futures contracts and foreign currency
   transactions.................................................................................          62,008
                                                                                                   -------------
  Change in net assets resulting from operations................................................      (2,379,228)
                                                                                                   -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...............................................................................              --
  Net realized gains on investments, futures contracts, swap contracts and foreign currency transactions
   Investor Class...............................................................................              --
   Service Class................................................................................              --
  In excess of net realized gains on investments, futures contracts, swap contracts and foreign currency transactions
   Investor Class...............................................................................              --
   Service Class................................................................................              --
                                                                                                   -------------
  Change in net assets resulting from distributions.............................................              --
                                                                                                   -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...............................................................................     423,590,685
   Service Class................................................................................      20,464,363
  Dividends reinvested
   Investor Class...............................................................................              --
   Service Class................................................................................              --
  Cost of shares redeemed
   Investor Class...............................................................................    (418,639,390)
   Service Class................................................................................     (19,663,022)
                                                                                                   -------------
  Change in net assets resulting from capital transactions......................................       5,752,636
                                                                                                   -------------
  Change in net assets..........................................................................       3,373,408
Net Assets:
  Beginning of year.............................................................................       2,665,348
                                                                                                   -------------
  End of year...................................................................................   $   6,038,756
                                                                                                   =============
Share Transactions:
  Issued
   Investor Class...............................................................................      21,524,770
   Service Class................................................................................       1,231,134
  Reinvested
   Investor Class...............................................................................              --
   Service Class................................................................................              --
  Redeemed
   Investor Class...............................................................................     (21,155,327)
   Service Class................................................................................      (1,239,736)
                                                                                                   -------------
  Change in shares..............................................................................         360,841
                                                                                                   =============

 Statements of Changes in Net Assets
                                                                                                      For the
                                                                                                    year ended
                                                                                                 December 31, 2000
                                                                                                 -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)..................................................................   $    (29,845)
  Net realized losses on investments, futures contracts, swap contracts and foreign currency
   transactions.................................................................................     (2,280,695)
  Net change in unrealized appreciation on investments, futures contracts and foreign currency
   transactions.................................................................................     (2,296,318)
                                                                                                   ------------
  Change in net assets resulting from operations................................................     (4,606,858)
                                                                                                   ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...............................................................................         (1,771)
  Net realized gains on investments, futures contracts, swap contracts and foreign currency transactions
   Investor Class...............................................................................       (239,263)
   Service Class................................................................................        (43,684)
  In excess of net realized gains on investments, futures contracts, swap contracts and foreign currency transactions
   Investor Class...............................................................................       (144,902)
   Service Class................................................................................        (26,455)
                                                                                                   ------------
  Change in net assets resulting from distributions.............................................       (456,075)
                                                                                                   ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...............................................................................     91,975,869
   Service Class................................................................................     71,988,720
  Dividends reinvested
   Investor Class...............................................................................        353,260
   Service Class................................................................................         69,739
  Cost of shares redeemed
   Investor Class...............................................................................    (94,123,361)
   Service Class................................................................................    (87,056,297)
                                                                                                   ------------
  Change in net assets resulting from capital transactions......................................    (16,792,070)
                                                                                                   ------------
  Change in net assets..........................................................................    (21,855,003)
Net Assets:
  Beginning of year.............................................................................     24,520,351
                                                                                                   ------------
  End of year...................................................................................   $  2,665,348
                                                                                                   ============
Share Transactions:
  Issued
   Investor Class...............................................................................      3,057,127
   Service Class................................................................................      1,990,772
  Reinvested
   Investor Class...............................................................................         15,891
   Service Class................................................................................          3,189
  Redeemed
   Investor Class...............................................................................     (3,108,778)
   Service Class................................................................................     (2,441,498)
                                                                                                   ------------
  Change in shares..............................................................................       (483,297)
                                                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                           Investor Class
                                                  -----------------------------------------------------------
                                                                                                 For the period
                                                       For the                 For the         March 15, 1999/(a)/
                                                     year ended              year ended             through
                                                  December 31, 2001       December 31, 2000    December 31, 1999
                                                  -----------------       -----------------    ------------------
Net Asset Value, Beginning of Period.............    $    22.65              $    40.99            $    30.00
                                                     ----------              ----------            ----------
Investment Activities:
 Net investment income/(loss)....................          --  /(b), (c)/          (0.07)/(c)/           0.19
 Net realized and unrealized gains/(losses) on
   investments, futures contracts, swap contracts
   and foreign currency transactions.............        (10.03)                 (13.77)                10.80
                                                     ----------              ----------            ----------
 Total income/(loss) from investment activities..        (10.03)                 (13.84)                10.99
                                                     ----------              ----------            ----------
Distributions to Shareholders From:
 Net investment income...........................            --                   (0.02)                   --
 Net realized gains on investments, futures
   contracts, swap contracts and foreign currency
   transactions..................................            --                   (2.79)                   --
 In excess of net realized gains on investments,
   futures contracts, swap contracts and foreign
   currency transactions.........................            --                   (1.69)                   --
                                                     ----------              ----------            ----------
 Total distributions.............................            --                   (4.50)                   --
                                                     ----------              ----------            ----------
Net Asset Value, End of Period...................    $    12.62              $    22.65            $    40.99
                                                     ==========              ==========            ==========
Total Return.....................................        (44.28)%                (33.55)%               36.63%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..........................    $5,922,637              $2,262,458            $5,560,299
Ratio of expenses to average net assets..........          2.75%                   2.53%                 1.53%/(e)/
Ratio of net investment income/(loss) to average
 net assets......................................          0.02%                  (0.20)%                1.79%/(e)/
Ratio of expenses to average net assets*.........          4.17%                   4.07%                 2.53%/(e)/
Portfolio turnover/(f)/..........................         11239%                   2381%                  514%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Net investment income per share was less than $0.005.
/(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Europe 30 ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                       Service Class
                                                                                 ------------------------------------

                                                                                      For the           For the
                                                                                    year ended        year ended
                                                                                 December 31, 2001 December 31, 2000
                                                                                 ----------------- -----------------
Net Asset Value, Beginning of Period............................................     $  22.28          $  40.72
                                                                                     --------          --------
Investment Activities:
  Net investment income/(loss)..................................................         0.04/(b)/        (0.24)/(b)/
  Net realized and unrealized gains/(losses) on investments, futures contracts,
   swap contracts and foreign currency transactions.............................       (10.07)           (13.72)
                                                                                     --------          --------
  Total income/(loss) from investment activities................................       (10.03)           (13.96)
                                                                                     --------          --------
Distributions to Shareholders From:
  Net realized gains on investments, futures contracts, swap contracts and
   foreign currency transactions................................................           --             (2.79)
  In excess of net realized gains on investments, futures contracts, swap
   contracts and foreign currency transactions..................................           --             (1.69)
                                                                                     --------          --------
  Total distributions...........................................................           --             (4.48)
                                                                                     --------          --------
Net Asset Value, End of Period..................................................     $  12.25          $  22.28
                                                                                     ========          ========
Total Return....................................................................       (45.02)%          (34.07)%
Ratios/Supplemental Data:
Net assets, end of year.........................................................     $116,119          $402,890
Ratio of expenses to average net assets.........................................         3.36%             3.54%
Ratio of net investment income/(loss) to average net assets.....................         0.22%            (0.66)%
Ratio of expenses to average net assets*........................................         4.78%             5.08%
Portfolio turnover/(e)/.........................................................        11239%             2381%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                                                                   For the period
                                                                                 March 15, 1999/(a)/
                                                                                      through
                                                                                 December 31, 1999
                                                                                 ------------------
Net Asset Value, Beginning of Period............................................    $     30.00
                                                                                    -----------
Investment Activities:
  Net investment income/(loss)..................................................           0.03
  Net realized and unrealized gains/(losses) on investments, futures contracts,
   swap contracts and foreign currency transactions.............................          10.69
                                                                                    -----------
  Total income/(loss) from investment activities................................          10.72
                                                                                    -----------
Distributions to Shareholders From:
  Net realized gains on investments, futures contracts, swap contracts and
   foreign currency transactions................................................             --
  In excess of net realized gains on investments, futures contracts, swap
   contracts and foreign currency transactions..................................             --
                                                                                    -----------
  Total distributions...........................................................             --
                                                                                    -----------
Net Asset Value, End of Period..................................................    $     40.72
                                                                                    ===========
Total Return....................................................................          35.73%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.........................................................    $18,960,052
Ratio of expenses to average net assets.........................................           2.50%/(d)/
Ratio of net investment income/(loss) to average net assets.....................           0.46%/(d)/
Ratio of expenses to average net assets*........................................           3.58%/(d)/
Portfolio turnover/(e)/.........................................................            514%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             Mid-Cap Value ProFund

   For the period September 4, 2001 through December 31, 2001, the Mid-Cap Value ProFund had a NAV total return of - 0.88%* for Investor Class shares, compared to a return of 1.31% for the unmanaged S&P MidCap 400/BARRA Value Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index. The S&P MidCap 400/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400 Index that have low price-to-book ratios.

   For the fiscal year, the Mid-Cap Value ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Value Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400/BARRA Value Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Value Index or any of the companies included in the S&P MidCap 400/BARRA Value Index.

                                   [CHART - MID-CAP VALUE PROFUND]

Value of a $10,000 Investment

        $10,912 Mid-Cap     $9,886 Mid-Cap     $10,131 S&P MidCap
        Value - Investor    Value - Service     400/BARRA Value
        ------------------  ---------------    ------------------
9/4/01       10,000            10,000            10,000
9/01          8,847             8,840             8,887
12/01         9,912             9,886            10,131



           Averge Annual Total Return
                as of 12/31/01
           --------------------------
           Since Inception (9/4/01)
           --------------------------
Investor             (0.88)%
Service              (1.14)%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Mid-Cap Value ProFund is measured against the S&P MidCap 400/BARRA Value Index, an unmanaged index generally representative of the performance of medium sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap Value ProFund                   Investments
                                                December 31, 2001

              Common Stocks (100.3%)
                                                  Shares   Value
                                                  ------ ----------
             3Com Corp.*.........................  7,872 $   50,223
             Acxiom Corp.*.......................  1,920     33,542
             ADTRAN, Inc.*.......................    864     22,049
             Advanced Fibre Communications, Inc.*  1,824     32,230
             AGCO Corp...........................  1,632     25,753
             AGL Resources, Inc..................  1,248     28,729
             Airborne, Inc.......................  1,056     15,660
             Airgas, Inc.*.......................  1,536     23,224
             AK Steel Holding Corp...............  2,400     27,312
             Alaska Air Group, Inc.*.............    576     16,762
             Albany International Corp.--Class A.    672     14,582
             Albemarle Corp......................  1,056     25,344
             Alexander & Baldwin, Inc............    960     25,632
             ALLETE, Inc.........................  1,920     48,384
             Alliant Energy Corp.................  2,016     61,206
             Allmerica Financial Corp............  1,152     51,322
             American Financial Group, Inc.......  1,536     37,709
             American Water Works Co., Inc.......  2,304     96,192
             AmeriCredit Corp.*..................  1,920     60,576
             Arch Coal, Inc......................  1,152     26,150
             Arrow Electronics, Inc.*............  2,208     66,019
             ArvinMeritor, Inc...................  1,536     30,167
             Ascential Software Corp.*...........  5,856     23,717
             Associated Banc-Corp................  1,440     50,818
             Astoria Financial Corp..............  2,112     55,884
             Atlas Air, Inc.*....................    864     12,658
             Atmel Corp.*........................ 10,560     77,827
             Avnet, Inc..........................  2,688     68,463
             Avocent Corp.*......................  1,056     25,608
             Bandag, Inc.........................    480     16,685
             Banknorth Group, Inc................  3,456     77,829
             Banta Corp..........................    576     17,004
             Barnes & Noble, Inc.*...............  1,536     45,466
             Belo (A.H.) Corp.--Class A..........  2,496     46,800
             Black Hills Corp....................    576     19,492
             Blyth, Inc..........................  1,056     24,552
             Bob Evans Farms, Inc................    768     18,870
             Borders Group, Inc.*................  1,824     36,188
             BorgWarner, Inc.....................    576     30,096
             Bowater, Inc........................  1,248     59,529
             Broadwing, Inc.*....................  4,992     47,424
             Cabot Corp..........................  1,440     51,409
             Callaway Golf Co....................  1,728     33,091
             Carlisle Companies, Inc.............    672     24,851
             Carpenter Technology Corp...........    480     12,778
             CBRL Group, Inc.....................  1,248     36,741
             Ceridian Corp.*.....................  3,264     61,201
             CheckFree Holdings Corp.*...........  1,728     31,104
             City National Corp..................  1,056     49,474
             Claire's Stores, Inc................  1,056     15,946
             Clayton Homes, Inc..................  3,072     52,531
             CLECO Corp..........................  1,056     23,200
             CNF, Inc............................  1,152     38,650
             Colonial BancGroup, Inc.............  2,592     36,521
             Commscope, Inc.*....................  1,152     24,503
             Compass Bancshares, Inc.............  2,880     81,504
             Conectiv, Inc.......................  2,016     49,372
             Cooper Cameron Corp.*...............  1,248     50,369
             Covanta Energy Corp.*...............  1,152      5,207

             Common Stocks, continued
                                                  Shares   Value
                                                  ------ ----------
            Credence Systems Corp.*.............. 1,344  $   24,958
            Crompton Corp........................ 2,592      23,328
            Cytec Industries, Inc.*..............   864      23,328
            Dean Foods Co.*...................... 1,086      74,065
            Dime Bancorp, Inc.................... 2,688      96,983
            Dole Food Co., Inc................... 1,248      33,484
            DQE, Inc............................. 1,248      23,625
            DSP Group, Inc.*.....................   576      13,398
            Dycom Industries, Inc.*..............   960      16,042
            E*TRADE Group, Inc.*................. 8,448      86,592
            Edwards (A.G.), Inc.................. 1,824      80,567
            EGL, Inc.*........................... 1,056      14,731
            Emmis Communications Corp.*.......... 1,056      24,964
            Energizer Holdings, Inc.*............ 2,112      40,234
            Energy East Corp..................... 2,688      51,045
            Ensco International, Inc............. 3,072      76,339
            Enterasys Networks, Inc.*............ 4,416      39,082
            Everest Re Group Ltd................. 1,056      74,659
            Extended Stay America, Inc.*......... 2,112      34,637
            Fidelity National Financial, Inc..... 1,920      47,616
            First Virginia Banks, Inc............ 1,056      53,603
            FirstMerit Corp...................... 1,920      52,013
            Forest Oil Corp.*.................... 1,056      29,790
            Fuller (H. B.) Co....................   672      19,333
            Furniture Brands International, Inc.* 1,152      36,887
            GATX Corp............................ 1,056      34,341
            Glatfelter (P.H.) Co.................   960      14,957
            Golden State Bancorp, Inc............ 3,072      80,333
            Granite Construction, Inc............   960      23,116
            Grant Prideco, Inc.*................. 2,496      28,704
            Great Plains Energy, Inc............. 1,440      36,288
            GreenPoint Financial Corp............ 2,304      82,368
            Hanover Compressor Co.*.............. 1,440      36,374
            Harris Corp.......................... 1,536      46,863
            Harsco Corp..........................   864      29,635
            Hawaiian Electric Industries, Inc....   768      30,935
            HCC Insurance Holdings, Inc.......... 1,344      37,027
            Health Net, Inc.*.................... 2,784      60,635
            Helmerich & Payne, Inc............... 1,152      38,454
            Hibernia Corp........................ 3,552      63,190
            Hispanic Broadcasting Corp.--Class A* 2,496      63,648
            Horace Mann Educators Corp...........   960      20,371
            Hospitality Properties Trust......... 1,440      42,480
            Hubbell, Inc.--Class B............... 1,344      39,488
            IDACORP, Inc.........................   864      35,078
            Imation Corp.*.......................   768      16,573
            IMC Global, Inc...................... 2,592      33,696
            Incyte Genomics, Inc.*............... 1,536      29,860
            Independence Community Bank Corp..... 1,344      30,589
            IndyMac Bancorp, Inc.*............... 1,344      31,423
            InFocus Corp.*.......................   864      19,025
            International Rectifier Corp.*....... 1,440      50,227
            International Speedway Corp.......... 1,248      48,796
            J.B. Hunt Transport Services, Inc.*..   768      17,818
            Kaydon Corp..........................   672      15,241
            Kelly Services, Inc.--Class A........   768      16,812
            KEMET Corp.*......................... 1,920      34,080
            Kennametal, Inc......................   672      27,061
            Korn/Ferry International*............   864       9,202

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap Value ProFund                   Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
             LaBranche & Co., Inc.*............. 1,344  $   46,314
             Lance, Inc.........................   672       9,603
             Lear Corp.*........................ 1,440      54,922
             Lee Enterprises, Inc...............   960      34,915
             Lennar Corp........................ 1,440      67,421
             Leucadia National Corp............. 1,248      36,030
             Longs Drug Stores Corp.............   864      20,200
             Longview Fibre Co.................. 1,152      13,605
             Lubrizol Corp...................... 1,152      40,424
             Lyondell Chemical Co............... 2,688      38,519
             M&T Bank Corp...................... 2,112     153,858
             Mandalay Resort Group*............. 1,632      34,925
             Marshall & Ilsley Corp............. 2,400     151,872
             Martin Marietta Materials.......... 1,056      49,210
             MDU Resources Group, Inc........... 1,536      43,238
             Media General, Inc.--Class A.......   480      23,918
             Mercantile Bankshares Corp......... 1,536      66,109
             Metris Cos., Inc................... 1,440      37,022
             Minerals Technologies, Inc.........   480      22,387
             Modine Manufacturing Co............   768      17,917
             Modis Professional Services, Inc.*. 2,208      15,765
             Montana Power Co.*................. 2,304      13,248
             MONY Group, Inc.................... 1,056      36,506
             Murphy Oil Corp.................... 1,056      88,746
             National Commerce Financial Corp... 4,608     116,582
             National Fuel Gas Co............... 1,824      45,053
             National-Oilwell, Inc.*............ 1,824      37,593
             NCO Group, Inc.*...................   576      13,190
             Neiman Marcus Group, Inc.--Class A* 1,056      32,810
             New Plan Excel Realty Trust, Inc... 2,016      38,405
             New York Community Bancorp......... 2,304      52,692
             Newport Corp.......................   864      16,658
             Noble Affiliates, Inc.............. 1,248      44,042
             Northeast Utilities System......... 3,168      55,852
             NSTAR.............................. 1,152      51,667
             Ocean Energy, Inc.................. 3,840      73,728
             OGE Energy Corp.................... 1,728      39,882
             Ohio Casualty Corp.*............... 1,344      21,571
             Old Republic International Corp.... 2,688      75,291
             Olin Corp..........................   960      15,494
             Omnicare, Inc...................... 2,112      52,547
             ONEOK, Inc......................... 1,344      23,977
             Overseas Shipholding Group, Inc....   768      17,280
             Pacific Century Financial Corp..... 1,728      44,738
             PacifiCare Health Systems, Inc.*...   768      12,288
             Packaging Corporation of America*.. 2,400      43,560
             Park Place Entertainment Corp.*.... 6,816      62,502
             Patterson-UTI Energy, Inc.*........ 1,728      40,280
             Payless ShoeSource, Inc.*..........   480      26,952
             Pennzoil-Quaker State Co........... 1,824      26,357
             Pentair, Inc....................... 1,152      42,059
             PepsiAmericas, Inc................. 3,552      49,018
             Perrigo Co.*....................... 1,632      19,290
             Pioneer Natural Resources Co.*..... 2,208      42,526
             Pittston Brink's Group............. 1,248      27,581
             PMI Group, Inc.....................   960      64,330
             PNM Resources, Inc.................   864      24,149
             Potlatch Corp......................   672      19,703
             Potomac Electric Power Co.......... 2,400      54,168

            Common Stocks, continued
                                                   Shares   Value
                                                   ------ ----------
           Precision Castparts Corp............... 1,152  $   32,544
           Pride International, Inc.*............. 2,976      44,938
           Protective Life Corp................... 1,536      44,436
           Provident Financial Group, Inc......... 1,152      30,275
           Puget Energy, Inc...................... 1,920      42,029
           Quanta Services, Inc.*................. 1,344      20,738
           Quantum Corp.--DLT & Storage Systems
            Group*................................ 3,552      34,987
           Questar Corp........................... 1,824      45,691
           R.J. Reynolds Tobacco Holdings......... 2,208     124,311
           Radian Group, Inc...................... 2,112      90,710
           Rayonier, Inc..........................   576      29,071
           Republic Services, Inc.*............... 3,840      76,685
           RPM, Inc............................... 2,304      33,316
           RSA Security, Inc.*.................... 1,248      21,790
           Ruddick Corp........................... 1,056      16,885
           Saks, Inc.*............................ 3,168      29,589
           Sandisk Corp.*......................... 1,536      22,118
           SCANA Corp............................. 2,400      66,792
           Schulman (A.), Inc.....................   672       9,173
           Sensient Technologies Corp............. 1,056      21,975
           Sequa Corp.--Class A*..................   192       9,124
           Sierra Pacific Resources............... 2,304      34,675
           Silicon Valley Bancshares*............. 1,056      28,227
           Six Flags, Inc.*....................... 2,112      32,483
           Smith International, Inc.*............. 1,152      61,770
           Sovereign Bancorp, Inc................. 5,568      68,152
           StanCorp Financial Group, Inc..........   672      31,752
           Stewart & Stevenson Services, Inc......   672      12,640
           Storage Technology Corp.*.............. 2,400      49,608
           Superior Industries International, Inc.   576      23,184
           Swift Transportation Co., Inc.*........ 1,920      41,299
           Sybase, Inc.*.......................... 2,208      34,798
           Sykes Enterprises, Inc.*...............   864       8,070
           Sylvan Learning Systems, Inc.*.........   864      19,068
           Tech Data Corp.*....................... 1,248      54,013
           Tecumseh Products Co...................   384      19,442
           Teleflex, Inc..........................   864      40,876
           Telephone & Data Systems, Inc.......... 1,344     120,625
           Tidewater, Inc......................... 1,344      45,562
           Transaction Systems Architects, Inc.*..   864      10,593
           TranSwitch Corp.*...................... 2,112       9,504
           Triad Hospitals, Inc.*................. 1,632      47,899
           Trigon Healthcare, Inc.*...............   768      53,338
           Trinity Industries, Inc................   960      26,083
           Tyson Foods, Inc.--Class A............. 7,872      90,922
           Ultramar Diamond Shamrock Corp......... 1,728      85,501
           Unifi, Inc.*........................... 1,248       9,048
           United Rentals, Inc.*.................. 1,632      37,046
           Unitrin, Inc........................... 1,536      60,703
           Universal Corp.........................   576      20,972
           UtiliCorp United, Inc.................. 2,592      65,241
           Valero Energy Corp..................... 1,344      51,233
           Varco International, Inc.*............. 2,208      33,076
           Vectren Corp........................... 1,536      36,833
           Viad Corp.............................. 2,016      47,739
           Vishay Intertechnology, Inc.*.......... 3,648      71,136
           Wallace Computer Services, Inc.........   960      18,230
           Wausau-Mosinee Paper Corp.............. 1,152      13,939

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap Value ProFund                   Investments
                                                December 31, 2001

         Common Stocks, continued
                                                      Shares   Value
                                                      ------ ----------
        Weatherford International, Inc.*............. 2,592  $   96,578
        Webster Financial Corp....................... 1,152      36,323
        Western Gas Resources, Inc...................   768      24,822
        Western Resources, Inc....................... 1,632      28,070
        WGL Holdings, Inc............................ 1,056      30,698
        Wisconsin Energy Corp........................ 2,592      58,476
        York International Corp......................   864      32,944
                                                             ----------
        TOTAL COMMON STOCKS..........................         9,778,977
                                                             ----------
        TOTAL INVESTMENTS
         (Cost $9,293,386)/(a)/--100.3%..............         9,778,977
        Liabilities in excess of other assets--(0.3)%           (24,945)
                                                             ----------
        NET ASSETS--100.0%...........................        $9,754,032
                                                             ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $9,896,558 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $603,172. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 504,455
                     Unrealized depreciation....  (622,036)
                                                 ---------
                     Net unrealized depreciation $(117,581)
                                                 =========

   The Mid-Cap Value ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Aerospace/Defense................   0.1%
                    Agriculture......................   1.5%
                    Airlines.........................   0.2%
                    Apparel..........................   0.1%
                    Auto Parts & Equipment...........   1.8%
                    Banks............................  15.9%
                    Beverages........................   0.5%
                    Biotechnology....................   0.3%
                    Building Materials...............   0.8%
                    Chemicals........................   3.7%
                    Coal.............................   0.3%
                    Commercial Services..............   2.0%
                    Computers........................   2.0%
                    Distribution/Wholesale...........   0.6%
                    Diversified Financial Services...   2.3%
                    Electric.........................   9.9%
                    Electrical Components & Equipment   0.4%
                    Electronics......................   2.6%
                    Engineering & Construction.......   0.4%
                    Entertainment....................   0.8%
                    Environmental Control............   0.8%
                    Food.............................   2.5%
                    Forest & Paper Products..........   1.5%
                    Health Care......................   1.8%
                    Home Builders....................   1.2%
                    Home Furnishings.................   0.4%
                    Household Products...............   0.7%
                    Insurance........................   7.5%
                    Internet.........................   2.0%
                    Iron/Steel.......................   0.4%
                    Leisure Time.....................   0.3%
                    Lodging..........................   1.4%
                    Machinery & Equipment............   1.6%
                    Manufacturing....................   2.0%
                    Media............................   2.0%
                    Metals...........................   0.5%
                    Oil & Gas........................  11.5%
                    Packaging & Containers...........   0.4%
                    Pharmaceuticals..................   0.7%
                    Pipelines........................   1.2%
                    Real Estate Investment Trust.....   0.8%
                    Retail...........................   2.7%
                    Semiconductors...................   1.7%
                    Software.........................   1.1%
                    Telecommunications...............   4.1%
                    Transportation...................   1.9%
                    Trucking & Leasing...............   0.4%
                    Water............................   1.0%
                    Other............................ (0.3)%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $9,293,386)............ $ 9,778,977
         Dividends and interest receivable..................       7,961
         Receivable for investments sold....................     916,142
         Receivable from Investment Advisor.................       4,219
         Prepaid expenses...................................      22,694
                                                             -----------
          Total Assets......................................  10,729,993
                                                             -----------
       Liabilities:
         Payable to custodian...............................      14,517
         Payable for capital shares redeemed................     934,053
         Administration fees payable........................         189
         Distribution and service fees payable--
          Service Class.....................................       9,078
         Other accrued expenses.............................      18,124
                                                             -----------
          Total Liabilities.................................     975,961
                                                             -----------
       Net Assets........................................... $ 9,754,032
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,657,733
         Accumulated net investment loss....................      (8,819)
         Accumulated net realized losses on investments.....    (380,473)
         Net unrealized appreciation on investments.........     485,591
                                                             -----------
       Net Assets........................................... $ 9,754,032
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 3,575,806
         Shares of Beneficial Interest Outstanding..........     124,112
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.81
                                                             ===========
       Service Class:
         Net Assets......................................... $ 6,178,226
         Shares of Beneficial Interest Outstanding..........     215,067
         Net Asset Value (offering and redemption price per
          share)............................................ $     28.73
                                                             ===========

        Statement of Operations
         For the period September 4, 2001/(a) /through December 31, 2001
       Investment Income:
         Dividends............................................ $  30,674
         Interest.............................................        56
                                                               ---------
          Total Income........................................    30,730
                                                               ---------
       Expenses:
         Advisory fees........................................    12,941
         Management servicing fees............................     2,588
         Administration fees..................................       189
         Distribution and service fees--Service Class.........     9,435
         Transfer agent fees..................................       187
         Registration and filing fees.........................     5,995
         Custody fees.........................................    13,359
         Fund accounting fees.................................     2,649
         Other fees...........................................     5,591
                                                               ---------
          Total Expenses before waivers.......................    52,934
          Less Expenses waived by the Investment Advisor......   (11,385)
                                                               ---------
          Net Expenses........................................    41,549
                                                               ---------
       Net Investment Loss....................................   (10,819)
                                                               ---------
       Realized and Unrealized Gains/(Losses) on
        Investments:
         Net realized losses on investments...................  (143,708)
         Net change in unrealized appreciation on investments.   485,591
                                                               ---------
          Net realized and unrealized gains on investments....   341,883
                                                               ---------
       Change in Net Assets Resulting from Operations......... $ 331,064
                                                               =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Statement of Changes in Net Assets
                                                               For the period
                                                            September 4, 2001/(a)/
                                                                   through
                                                              December 31, 2001
                                                            ---------------------
From Investment Activities:
Operations:
  Net investment loss......................................     $    (10,819)
  Net realized losses on investments.......................         (143,708)
  Net change in unrealized appreciation on investments.....          485,591
                                                                ------------
  Change in net assets resulting from operations...........          331,064
                                                                ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class..........................................          (74,743)
   Service Class...........................................         (161,734)
                                                                ------------
  Change in net assets resulting from distributions........         (236,477)
                                                                ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................       52,244,025
   Service Class...........................................       37,474,428
  Dividends reinvested
   Investor Class..........................................           61,321
   Service Class...........................................          161,734
  Cost of shares redeemed
   Investor Class..........................................      (48,842,335)
   Service Class...........................................      (31,439,728)
                                                                ------------
  Change in net assets resulting from capital transactions.        9,659,445
                                                                ------------
  Change in net assets.....................................        9,754,032
Net Assets:
  Beginning of period......................................               --
                                                                ------------
  End of period............................................     $  9,754,032
                                                                ============
Share Transactions:
  Issued
   Investor Class..........................................        1,891,421
   Service Class...........................................        1,360,813
  Reinvested
   Investor Class..........................................            2,171
   Service Class...........................................            5,741
  Redeemed
   Investor Class..........................................       (1,769,480)
   Service Class...........................................       (1,151,487)
                                                                ------------
  Change in shares.........................................          339,179
                                                                ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Value ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                        Investor Class          Service Class
                                                     ---------------------  ---------------------
                                                        For the period         For the period
                                                     September 4, 2001/(a)/ September 4, 2001/(a)/
                                                            through                through
                                                       December 31, 2001      December 31, 2001
                                                     ---------------------  ---------------------
Net Asset Value, Beginning of Period................      $    30.00             $    30.00
                                                          ----------             ----------
Investment Activities:
  Net investment loss...............................           (0.05)/(b)/            (0.07)/(b)/
  Net realized and unrealized losses on investments.           (0.23)/(c)/            (0.29)/(c)/
                                                          ----------             ----------
  Total loss from investment activities.............           (0.28)                 (0.36)
                                                          ----------             ----------
Distributions to Shareholders From:
  Net realized gains on investments.................           (0.91)                 (0.91)
                                                          ----------             ----------
  Total distributions...............................           (0.91)                 (0.91)
                                                          ----------             ----------
Net Asset Value, End of Period......................      $    28.81             $    28.73
                                                          ==========             ==========
Total Return........................................           (0.88)%/(d)/           (1.14)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.............................      $3,575,806             $6,178,226
Ratio of expenses to average net assets.............            1.95%/(e)/             2.77%/(e)/
Ratio of net investment loss to average net assets..           (0.51)%/(e)/           (0.72)%/(e)/
Ratio of expenses to average net assets*............            2.61%/(e)/             3.43%/(e)/
Portfolio turnover/(f)/.............................            1400%                  1400%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Mid-Cap Growth ProFund

   For the period September 4, 2001 through December 31, 2001, the Mid-Cap Growth ProFund had a NAV total return of 3.56%* for Investor Class shares, compared to a return of 5.37% for the unmanaged S&P MidCap 400/BARRA Growth Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index. The S&P MidCap 400/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P MidCap 400 Index that have high price-to-book ratios.

   For the fiscal year, the Mid-Cap Growth ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P MidCap 400/BARRA Growth Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400/BARRA Growth Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400/BARRA Growth Index or any of the companies included in the S&P MidCap 400/BARRA Growth Index.

                                   [CHART - MID-CAP GROWTH PROFUND]

Value of a $10,000 Investment

         $10,356 Mid-Cap     $10,336 Mid-Cap     $10,537 S&P MidCap
        Growth - Investor    Growth - Service     400/BARRA Growth
        ------------------  ---------------    ------------------
9/4/01       10,000            10,000            10,000
9/01          8,637             8,637             8,655
12/01        10,356            10,336            10,537



           Averge Annual Total Return
                as of 12/31/01
           --------------------------
           Since Inception (9/4/01)
           --------------------------
Investor             3.56%
Service              3.36%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Mid-Cap Growth ProFund is measured against the S&P MidCap 400/BARRA Growth Index, an unmanaged index generally representative of the performance of medium sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap Growth ProFund                  Investments
                                                December 31, 2001

          Common Stocks (99.6%)
                                                      Shares   Value
                                                      ------ ----------
         Abercrombie & Fitch Co.--Class A*........... 2,304  $   61,125
         Advent Software, Inc.*......................   768      38,362
         Affiliated Computer Services, Inc.--Class A* 1,344     142,639
         American Eagle Outfitters, Inc.*............ 1,632      42,709
         American Standard Cos.*..................... 1,632     111,351
         Ametek, Inc.................................   768      24,491
         Apogent Technologies, Inc.*................. 2,400      61,920
         Apollo Group, Inc.--Class A*................ 2,592     116,666
         Apria Healthcare Group, Inc.*............... 1,248      31,188
         Arthur J. Gallagher & Co.................... 1,920      66,221
         Barr Laboratories, Inc.*....................   960      76,186
         Beckman Coulter, Inc........................ 1,440      63,792
         BISYS Group, Inc.*.......................... 1,344      86,003
         BJ Services Co.*............................ 3,744     121,493
         BJ's Wholesale Club, Inc.*.................. 1,632      71,971
         Brinker International, Inc.*................ 2,304      68,567
         C.H. Robinson Worldwide, Inc................ 1,920      55,517
         Cabot Microelectronics Corp.*...............   576      45,649
         Cadence Design Systems, Inc.*............... 5,664     124,155
         Catalina Marketing Corp.*................... 1,248      43,305
         CDW Computer Centers, Inc.*................. 2,016     108,279
         Certegy, Inc.*.............................. 1,536      52,562
         Choicepoint, Inc.*.......................... 1,440      72,994
         Church & Dwight, Inc........................   864      23,008
         Cirrus Logic, Inc.*......................... 1,824      24,113
         Coach, Inc.*................................   960      37,421
         COR Therapeutics, Inc.*..................... 1,248      29,865
         Covance, Inc.*.............................. 1,344      30,509
         Cree Research, Inc.*........................ 1,632      48,079
         CSG Systems International, Inc.*............ 1,248      50,482
         Cypress Semiconductor Corp.*................ 2,784      55,485
         CYTYC Corp.*................................ 2,688      70,157
         DENTSPLY International, Inc................. 1,152      57,830
         DeVRY, Inc.*................................ 1,632      46,430
         Dial Corp................................... 2,208      37,868
         Diebold, Inc................................ 1,632      65,998
         Dollar Tree Stores, Inc.*................... 2,592      80,119
         Donaldson Co., Inc.......................... 1,056      41,015
         DPL, Inc.................................... 2,880      69,350
         Dreyer's Grand Ice Cream, Inc...............   768      29,576
         DST Systems, Inc.*.......................... 2,784     138,782
         Dun & Bradstreet Corp.*..................... 1,824      64,387
         Eaton Vance Corp............................ 1,632      58,018
         Education Management Corp.*.................   768      27,840
         Edwards Lifesciences Corp.*................. 1,344      37,135
         Electronic Arts, Inc.*...................... 3,168     189,921
         Entercom Communications Corp.*.............. 1,056      52,800
         Equitable Resources, Inc.................... 1,440      49,061
         Expeditors International of Washington, Inc. 1,152      65,606
         Express Scripts, Inc.--Class A*............. 1,824      85,290
         Fastenal Co.................................   864      57,396
         Federal Signal Corp......................... 1,056      23,517
         FEI Co.*....................................   768      24,200
         Ferro Corp..................................   768      19,814
         First Health Group Corp.*................... 2,304      57,001
         First Tennessee National Corp............... 2,880     104,429
         Flowserve Corp.*............................ 1,056      28,100
         Gartner Group, Inc.--Class B*............... 2,016      22,579
         Gentex Corp.*............................... 1,728      46,189

              Common Stocks, continued
                                                 Shares   Value
                                                 ------ ----------
             Gilead Sciences, Inc.*............. 2,208  $  145,109
             Greater Bay Bancorp................ 1,152      32,924
             GTECH Holdings Corp.*..............   672      30,435
             Harte-Hanks, Inc................... 1,440      40,565
             Henry (Jack) & Associates, Inc..... 2,016      44,029
             Henry Schein, Inc.*................   960      35,549
             Herman Miller, Inc................. 1,728      40,884
             Hillenbrand Industries, Inc........ 1,440      79,589
             HON Industries, Inc................ 1,344      37,162
             Hormel Foods Corp.................. 3,168      85,124
             ICN Pharmaceuticals, Inc........... 1,920      64,320
             IDEC Pharmaceuticals Corp.*........ 3,552     244,839
             Integrated Device Technology, Inc.* 2,400      63,816
             Internet Security Systems, Inc.*... 1,056      33,855
             Interstate Bakeries Corp........... 1,152      27,855
             Investment Technology Group, Inc.*. 1,152      45,009
             Investors Financial Services Corp..   768      50,849
             IVAX Corp.*........................ 4,512      90,872
             Jacobs Engineering Group, Inc.*....   576      38,016
             Keane, Inc.*....................... 1,728      31,156
             L-3 Communications Holdings, Inc.*.   864      77,760
             Lam Research Corp.*................ 2,880      66,874
             Lancaster Colony Corp..............   864      30,681
             Lands' End, Inc.*..................   672      33,708
             Lattice Semiconductor Corp.*....... 2,496      51,343
             Legato Systems, Inc.*.............. 2,016      26,148
             Legg Mason, Inc.................... 1,536      76,768
             LifePoint Hospitals, Inc.*.........   864      29,411
             Lincare Holdings, Inc.*............ 2,496      71,510
             LTX Corp.*......................... 1,152      24,123
             Macromedia, Inc.*.................. 1,344      23,923
             Macrovision Corp.*................. 1,152      40,573
             Manpower, Inc...................... 1,728      58,251
             McCormick & Co., Inc............... 1,632      68,495
             McDATA Corp.--Class A*............. 2,592      63,504
             Mentor Graphics Corp.*............. 1,440      33,941
             Micrel, Inc.*...................... 2,112      55,398
             Microchip Technology, Inc.*........ 3,072     119,008
             Millennium Pharmaceuticals, Inc.*.. 5,088     124,707
             MIPS Technologies, Inc.--Class B*..   864       6,895
             Mohawk Industries, Inc.*........... 1,248      68,490
             Mylan Laboratories, Inc............ 2,880     108,000
             National Instruments Corp.*........ 1,152      43,154
             Network Associates, Inc.*.......... 3,168      81,893
             Neuberger Berman, Inc.............. 1,632      71,645
             Nordson Corp.......................   768      20,283
             North Fork Bancorporation, Inc..... 3,744     119,771
             Outback Steakhouse, Inc.*.......... 1,728      59,184
             Oxford Health Plans, Inc.*......... 2,112      63,656
             Papa John's International, Inc.*...   480      13,190
             Patterson Dental Co.*.............. 1,536      62,868
             Plantronics, Inc.*................. 1,056      27,076
             Plexus Corp.*......................   960      25,498
             Polycom, Inc.*..................... 2,112      71,956
             Powerwave Technologies, Inc.*...... 1,440      24,883
             Price Communications Corp.*........ 1,248      23,824
             Protein Design Labs, Inc.*......... 2,016      66,125
             Quest Diagnostics, Inc.*........... 2,208     158,335
             Rational Software Corp.*........... 4,416      86,111

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Mid-Cap Growth ProFund                  Investments
                                                December 31, 2001

          Common Stocks, continued
                                                     Shares   Value
                                                     ------ ----------
         Reader's Digest Association, Inc........... 2,304  $   53,176
         Retek, Inc.*............................... 1,152      34,410
         Reynolds & Reynolds Co.*................... 1,632      39,576
         RF Micro Devices, Inc.*.................... 3,840      73,844
         Rollins, Inc...............................   672      13,440
         Roslyn Bancorp, Inc........................ 2,016      35,280
         Ross Stores, Inc........................... 1,824      58,514
         Scholastic Corp.*..........................   768      38,653
         SEI Investments Co......................... 2,496     112,594
         Semtech Corp.*............................. 1,632      58,246
         Sepracor, Inc.*............................ 1,824     104,077
         Smithfield Foods, Inc.*.................... 2,592      57,128
         Smucker (J.M.) Co..........................   576      20,379
         Solutia, Inc............................... 2,400      33,648
         Sonoco Products Co......................... 2,208      58,689
         Sotheby's Holdings, Inc.--Class A*......... 1,440      23,918
         SPX Corp.*.................................   960     131,424
         STERIS Corp.*.............................. 1,632      29,817
         SunGard Data Systems, Inc.*................ 6,432     186,077
         Symantec Corp.*............................ 1,632     108,251
         Synopsys, Inc.*............................ 1,344      79,390
         TCF Financial Corp......................... 1,728      82,909
         Timberland Co.--Class A*...................   864      32,037
         Titan Corp.*............................... 1,632      40,718
         Tootsie Roll Industries, Inc............... 1,152      45,020
         TriQuint Semiconductor, Inc.*.............. 2,976      36,486
         UCAR International, Inc.*.................. 1,248      13,354
         Universal Health Services, Inc.--Class B*.. 1,344      57,496
         Valassis Communications, Inc.*............. 1,248      44,454
         Valspar Corp............................... 1,152      45,619
         Vertex Pharmaceuticals, Inc.*.............. 1,728      42,492
         VISX, Inc.*................................ 1,248      16,536
         Waddell & Reed Financial, Inc.............. 1,824      58,733
         Washington Post Co.--Class B...............   192     101,761
         Waters Corp.*.............................. 2,976     115,320
         Westamerica Bancorporation.................   768      30,390
         Westwood One, Inc.*........................ 2,496      75,005
         Williams-Sonoma, Inc.*..................... 1,344      57,658
         Wilmington Trust Corp......................   768      48,622
         Wind River Systems, Inc.*.................. 1,824      32,668
                                                            ----------
         TOTAL COMMON STOCKS........................         9,505,244
                                                            ----------
         TOTAL INVESTMENTS
          (Cost $8,691,941)/(a)/--99.6%.............         9,505,244
         Other assets in excess of liabilities--0.4%            41,173
                                                            ----------
         NET ASSETS--100.0%.........................        $9,546,417
                                                            ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $9,211,405 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $519,464. Net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 851,955
                     Unrealized depreciation....  (558,116)
                                                 ---------
                     Net unrealized appreciation $ 293,839
                                                 =========

   The Mid-Cap Growth ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.9%
                    Aerospace/Defense................  1.2%
                    Apparel..........................  0.7%
                    Banks............................  5.3%
                    Biotechnology....................  4.6%
                    Building Materials...............  1.2%
                    Chemicals........................  1.5%
                    Commercial Services..............  4.6%
                    Computers........................ 10.1%
                    Distribution/Wholesale...........  0.6%
                    Diversified Financial Services...  3.2%
                    Electric.........................  0.7%
                    Electrical Components & Equipment  0.4%
                    Electronics......................  1.9%
                    Engineering & Construction.......  0.4%
                    Entertainment....................  0.7%
                    Food.............................  3.5%
                    Health Care...................... 10.0%
                    Home Furnishings.................  0.8%
                    Household Products...............  0.6%
                    Insurance........................  0.7%
                    Internet.........................  3.0%
                    Machinery & Equipment............  0.5%
                    Manufacturing....................  2.4%
                    Media............................  3.4%
                    Office/Business Equipment........  0.8%
                    Oil & Gas........................  1.3%
                    Packaging & Containers...........  0.6%
                    Pharmaceuticals..................  7.8%
                    Pipelines........................  0.5%
                    Retail...........................  6.9%
                    Semiconductors...................  6.4%
                    Software.........................  8.8%
                    Telecommunications...............  1.6%
                    Textiles.........................  0.7%
                    Transportation...................  1.3%
                    Other............................  0.4%

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $8,691,941).............. $ 9,505,244
        Dividends and interest receivable....................       9,177
        Receivable for investments sold......................  19,602,481
        Receivable for capital shares issued.................       1,563
        Prepaid expenses.....................................      21,217
                                                              -----------
         Total Assets........................................  29,139,682
                                                              -----------
      Liabilities:
        Payable to custodian.................................       7,920
        Payable for capital shares redeemed..................  19,526,641
        Advisory fees payable................................      20,891
        Management servicing fees payable....................       3,173
        Administration fees payable..........................         552
        Distribution and service fees payable--Service Class.      13,302
        Other accrued expenses...............................      20,786
                                                              -----------
         Total Liabilities...................................  19,593,265
                                                              -----------
      Net Assets............................................. $ 9,546,417
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $ 8,677,208
        Accumulated net investment loss......................     (54,613)
        Accumulated net realized gains on investments........     110,519
        Net unrealized appreciation on investments...........     813,303
                                                              -----------
      Net Assets............................................. $ 9,546,417
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 6,086,419
        Shares of Beneficial Interest Outstanding............     197,094
        Net Asset Value (offering and redemption price per
         share).............................................. $     30.88
                                                              ===========
      Service Class:
        Net Assets........................................... $ 3,459,998
        Shares of Beneficial Interest Outstanding............     112,280
        Net Asset Value (offering and redemption price per
         share).............................................. $     30.82
                                                              ===========

       Statement of Operations
         For the period September 4, 2001/(a)/ through December 31, 2001
      Investment Income:
        Dividends............................................ $   11,831
        Interest.............................................        108
                                                              ----------
         Total Income........................................     11,939
                                                              ----------
      Expenses:
        Advisory fees........................................     20,637
        Management servicing fees............................      4,127
        Administration fees..................................        552
        Distribution and service fees--Service Class.........     13,710
        Transfer agent fees..................................        187
        Registration and filing fees.........................      5,607
        Custody fees.........................................      9,870
        Fund accounting fees.................................      2,268
        Other fees...........................................     10,328
                                                              ----------
         Total Expenses......................................     67,286
                                                              ----------
      Net Investment Loss....................................    (55,347)
                                                              ----------
      Realized and Unrealized Gains on Investments:
        Net realized gains on investments....................    295,360
        Net change in unrealized appreciation on investments.    813,303
                                                              ----------
         Net realized and unrealized gains on investments....  1,108,663
                                                              ----------
      Change in Net Assets Resulting from Operations......... $1,053,316
                                                              ==========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Statement of Changes in Net Assets
                                                               For the period
                                                            September 4, 2001/(a)/
                                                                   through
                                                              December 31, 2001
                                                            ---------------------
From Investment Activities:
Operations:
  Net investment loss......................................     $    (55,347)
  Net realized gains on investments........................          295,360
  Net change in unrealized appreciation on investments.....          813,303
                                                                ------------
  Change in net assets resulting from operations...........        1,053,316
                                                                ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class..........................................          (57,299)
   Service Class...........................................         (126,952)
                                                                ------------
  Change in net assets resulting from distributions........         (184,251)
                                                                ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................       35,975,281
   Service Class...........................................       38,392,456
  Dividends reinvested
   Investor Class..........................................           54,697
   Service Class...........................................          126,951
  Cost of shares redeemed
   Investor Class..........................................      (30,521,942)
   Service Class...........................................      (35,350,091)
                                                                ------------
  Change in net assets resulting from capital transactions.        8,677,352
                                                                ------------
  Change in net assets.....................................        9,546,417
Net Assets:
  Beginning of period......................................               --
                                                                ------------
  End of period............................................     $  9,546,417
                                                                ============
Share Transactions:
  Issued
   Investor Class..........................................        1,244,750
   Service Class...........................................        1,269,621
  Reinvested
   Investor Class..........................................            1,775
   Service Class...........................................            4,127
  Redeemed
   Investor Class..........................................       (1,049,431)
   Service Class...........................................       (1,161,468)
                                                                ------------
  Change in shares.........................................          309,374
                                                                ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Mid-Cap Growth ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                       Investor Class          Service Class
                                                    ---------------------  ---------------------
                                                       For the period         For the period
                                                    September 4, 2001/(a)/ September 4, 2001/(a)/
                                                           through                through
                                                      December 31, 2001      December 31, 2001
                                                    ---------------------  ---------------------
Net Asset Value, Beginning of Period...............      $    30.00             $    30.00
                                                         ----------             ----------
Investment Activities:
  Net investment loss..............................           (0.15)/(b)/            (0.25)/(b)/
  Net realized and unrealized gains on investments.            1.22                   1.26
                                                         ----------             ----------
  Total income from investment activities..........            1.07                   1.01
                                                         ----------             ----------
Distributions to Shareholders From:
  Net realized gains on investments................           (0.19)                 (0.19)
                                                         ----------             ----------
  Total distributions..............................           (0.19)                 (0.19)
                                                         ----------             ----------
Net Asset Value, End of Period.....................      $    30.88             $    30.82
                                                         ==========             ==========
Total Return.......................................            3.56%/(c)/             3.36%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............................      $6,086,419             $3,459,998
Ratio of expenses to average net assets............            1.95%/(d)/             2.94%/(d)/
Ratio of net investment loss to average net assets.           (1.54)%/(d)/           (2.48)%/(d)/
Portfolio turnover/(e)/............................            1062%                  1062%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            Small-Cap Value ProFund

   For the period September 4, 2001 through December 31, 2001, the Small-Cap Value ProFund had a NAV total return of 1.15%* for Investor Class shares, compared to a return of 2.82% for the unmanaged S&P SmallCap 600/BARRA Value Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index. The S&P SmallCap 600/BARRA Value Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios.

   For the fiscal year, the Small-Cap Value ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Value Index (1.00 equals perfect correlation).

   The performance of the S&P SmallCap 600/BARRA Value Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Value Index or any of the companies included in the S&P SmallCap 600/BARRA Value Index.

                                    [CHART - SMALL-CAP VALUE PROFUND]

        $10,115 - Small-Cap Value - Investor    $10,095 - Small-Cap Value - Service     $10,282 - S&P Small-Cap 600/BARRA Value
        ------------------------------------    -----------------------------------     ---------------------------------------
9/4/01                         10,000                      10,000                                        10,000
 9/01                           8,513                       8,520                                         8,520
12/01                          10,115                      10,095                                        10,282


           Averge Annual Total Return
                as of 12/31/01
           --------------------------
           Since Inception (9/4/01)
           --------------------------
Investor             1.15%
Service              0.95%



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Small-Cap Value ProFund is measured against the S&P SmallCap 600/BARRA Value Index, an unmanaged index generally representative of the performance of small sized companies with low price-to-book ratios as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Value ProFund                 Investments
                                                December 31, 2001

             Common Stocks (100.0%)
                                                  Shares    Value
                                                  ------ -----------
            4Kids Entertainment, Inc.*...........  3,367 $    67,441
            A.M. Castle & Co.....................  3,848      31,554
            A.T. Cross Co.--Class A*.............  4,329      25,541
            AAR Corp.............................  7,215      65,007
            Aaron Rents, Inc.....................  5,291      86,243
            ABM Industries, Inc..................  6,253     196,031
            Actel Corp.*.........................  6,253     124,497
            Acuity Brands, Inc.*................. 10,582     128,042
            Adaptec, Inc.*....................... 27,417     397,546
            Allen Telecom, Inc.*.................  7,215      61,328
            Alliance Semiconductor Corp.*........ 11,063     133,641
            Alpharma, Inc........................ 11,063     292,616
            American Financial Holdings, Inc.....  5,291     134,444
            American Management Systems, Inc.*... 11,063     200,019
            American States Water Co.............  2,405      84,055
            Analogic Corp........................  3,367     129,663
            Analysts International Corp..........  6,253      25,825
            Anchor BanCorp Wisconsin, Inc........  6,253     110,928
            Angelica Corp........................  2,405      26,070
            Anixter International, Inc.*.........  9,620     279,076
            AnnTaylor Stores Corp.*..............  7,696     269,360
            Applica, Inc.*.......................  6,253      56,340
            Applied Industrial Technologies, Inc.  4,810      89,707
            APW Ltd.*............................ 10,582      17,672
            Arch Chemicals, Inc..................  5,772     133,910
            Arctic Cat, Inc......................  6,253     106,301
            Arkansas Best Corp.*.................  6,253     180,211
            ArQule, Inc.*........................  5,291      89,947
            Artesyn Technologies, Inc.*.......... 10,101      94,040
            Ashworth, Inc.*......................  3,367      26,566
            Aspect Communications Corp.*......... 13,468      52,256
            Aspen Technology, Inc.*..............  8,177     137,374
            Astec Industries, Inc.*..............  5,291      76,508
            Atmos Energy Corp.................... 10,582     224,868
            Atwood Oceanics, Inc.*...............  3,367     117,340
            Audiovox Corp.--Class A*.............  5,772      43,059
            Avista Corp.......................... 12,506     165,830
            Aware, Inc.*.........................  5,772      47,908
            AXT, Inc.*...........................  5,772      83,290
            Aztar Corp.*.........................  9,620     176,047
            Bally Total Fitness Holding Corp.*...  7,696     165,926
            Barnes Group, Inc....................  4,810     115,392
            Bassett Furniture Industries, Inc....  2,886      40,433
            BE Aerospace, Inc.*..................  9,139      83,805
            Bel Fuse, Inc.--Class B..............  2,886      72,294
            Belden, Inc..........................  6,253     147,258
            Bell Microproducts, Inc.*............  4,329      54,632
            Benchmark Electronics, Inc.*.........  5,291     100,317
            Black BOX Corp.*.....................  5,291     279,788
            BMC Industries, Inc..................  7,215      14,863
            Boston Communications Group, Inc.*...  4,329      49,134
            Bowne & Co., Inc.....................  8,658     110,822
            Briggs & Stratton Corp...............  5,772     246,463
            Brightpoint, Inc.*................... 14,430      45,310
            Brooks Automation, Inc.*.............  4,810     195,623
            Brooktrout, Inc.--Class B*...........  3,367      21,886
            Brown Shoe Company, Inc..............  4,329      70,303
            Brush Wellman, Inc...................  4,329      61,645
            Buckeye Technologies, Inc.*..........  9,139     105,099

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Building Materials Holding Corp.*......  3,367 $    36,532
           Burlington Coat Factory Warehouse Corp. 11,544     193,939
           Butler Manufacturing Co................  1,443      39,971
           C&D Technologies, Inc..................  6,734     153,872
           C-COR.net Corp.*.......................  8,177     119,139
           Cable Design Technologies Corp.*....... 11,544     157,922
           Cabot Oil & Gas Corp...................  8,177     196,657
           Captaris, Inc.*........................  8,177      30,173
           Caraustar Industries, Inc..............  7,215      50,000
           Carreker Corp.*........................  5,772      34,055
           Cascade Natural Gas Corp...............  2,886      63,636
           Casey's General Stores, Inc............ 12,987     193,506
           Cash America International, Inc........  6,253      53,151
           Cato Corp.--Class A....................  6,734     127,273
           CDI Corp.*.............................  4,810      91,390
           Central Parking Corp...................  9,139     179,489
           Central Vermont Public Service Corp....  2,886      48,196
           Century Aluminum Co....................  5,291      70,688
           CH Energy Group, Inc...................  4,329     188,182
           Champion Enterprises, Inc.*............ 12,506     153,949
           Checkpoint Systems, Inc.*..............  8,177     109,572
           Chemed Corp............................  2,405      81,530
           ChemFirst, Inc.........................  3,848      92,237
           Chesapeake Corp........................  3,848     107,013
           Chittenden Corp........................  8,177     225,685
           Ciber, Inc.*........................... 15,873     149,999
           Cleveland-Cliffs, Inc..................  2,405      44,012
           Coachmen Industries, Inc...............  4,329      51,948
           Coherent, Inc.*........................  7,215     223,088
           Cohu, Inc..............................  5,291     104,497
           Colonial Properties Trust..............  5,291     164,815
           Commercial Federal Corp................ 12,025     282,588
           Commercial Metals Co...................  3,367     117,778
           Commonwealth Industries, Inc...........  4,329      20,346
           Computer Task Group, Inc.*.............  5,291      20,847
           Concord Camera Corp.*..................  7,215      57,143
           CONMED Corp.*..........................  6,734     134,411
           Consolidated Graphics, Inc.*...........  3,367      64,815
           Constellation Brands, Inc.*............ 11,063     474,050
           Corn Products International, Inc.......  9,139     322,149
           Coventry Health Care, Inc.*............ 17,316     345,454
           CPI Corp...............................  1,924      31,938
           CTS Corp...............................  7,696     122,366
           Cullen/Frost Bankers, Inc.............. 13,468     415,891
           Curative Health Services, Inc.*........  1,924      25,974
           D.R. Horton, Inc....................... 20,202     655,758
           Datascope Corp.........................  3,848     130,524
           Davox Corp.*...........................  3,367      32,559
           Delphi Financial Group, Inc.--Class A..  5,291     176,190
           Deltic Timber Corp.....................  2,886      79,076
           Department 56, Inc.*...................  3,367      28,956
           Digi International, Inc.*..............  3,848      24,512
           Dime Community Bancshares, Inc.........  4,329     121,472
           DIMON, Inc............................. 11,544      83,117
           DMC Stratex Networks, Inc.*............ 21,164     164,656
           Downey Financial Corp..................  7,215     297,619
           Dress Barn, Inc.*......................  4,810     120,298
           Drill-Quip, Inc.*......................  4,329     104,329
           DuPont Photomasks, Inc.*...............  4,810     208,995

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Value ProFund                 Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          East-West Bancorp, Inc...................  6,253 $   161,015
          El Paso Electric Co.*.................... 12,987     188,312
          Electro Scientific Industries, Inc.*.....  7,215     216,522
          Electroglas, Inc.*.......................  5,291      78,148
          EMCOR Group, Inc.*.......................  3,848     174,699
          Energen Corp.............................  8,177     201,563
          Enesco Group, Inc.*......................  3,367      21,212
          ePresence, Inc.*.........................  6,253      26,200
          Esterline Technologies Corp.*............  5,291      84,709
          Evergreen Resources, Inc.*...............  4,810     185,714
          Exar Corp.*.............................. 10,101     210,606
          F.Y.I., Inc.*............................  4,329     145,022
          Fedders Corp.............................  8,177      24,858
          Financial Federal Corp.*.................  4,329     135,281
          First American Financial Corp............ 17,797     333,516
          First Bancorp, Puerto Rico...............  6,734     191,919
          First Republic Bank*.....................  3,367      81,313
          FirstFed Financial Corp.*................  4,329     110,952
          Fleetwood Enterprises, Inc...............  8,658      98,095
          Fleming Companies, Inc................... 11,544     213,564
          Florida Rock Industries, Inc.............  7,215     263,924
          Flow International Corp.*................  3,848      47,600
          Footstar, Inc.*..........................  5,291     165,608
          Foster Wheeler Ltd....................... 10,582      53,968
          Franklin Covey Co.*......................  5,291      31,905
          Fremont General Corp..................... 18,278     142,934
          G & K Services, Inc......................  5,291     170,900
          Gardner Denver, Inc.*....................  3,848      85,887
          GBC Bancorp..............................  2,886      85,137
          GenCorp, Inc............................. 11,063     156,098
          Gerber Scientific, Inc...................  5,772      53,680
          Goody's Family Clothing, Inc.*...........  8,658      36,364
          Great Atlantic & Pacific Tea Co.*........ 10,101     240,202
          Green Mountain Power Corp................  1,443      26,912
          Griffon Corp.*...........................  8,658     129,870
          Haggar Corp..............................  1,443      15,657
          Hain Celestial Group, Inc.*..............  8,658     237,749
          Hall, Kinion & Associates, Inc.*.........  3,367      31,582
          Heidrick & Struggles International, Inc.*  4,810      87,302
          HNC Software, Inc.*......................  9,139     188,263
          Hologic, Inc.*...........................  4,810      44,685
          Huffy Corp.*.............................  2,886      18,470
          Hughes Supply, Inc.......................  6,253     193,030
          Hutchinson Technology, Inc.*.............  6,734     156,362
          Hyperion Solutions Corp.*................  8,658     171,948
          IDEX Corp................................  8,177     282,106
          IHOP Corp.*..............................  5,291     155,026
          Imagistics International, Inc.*..........  5,291      65,344
          IMCO Recycling, Inc.*....................  3,848      27,513
          Information Holdings, Inc.*..............  5,772     163,405
          Information Resources, Inc.*.............  7,696      63,877
          Input/Output, Inc.*...................... 13,468     110,572
          Insurance Auto Auctions, Inc.*...........  3,367      48,855
          Interface, Inc........................... 13,468      75,555
          Intermet Corp............................  6,734      22,559
          International Multifoods Corp............  4,810     114,959
          Ionics, Inc.*............................  4,329     130,000
          J & J Snack Foods Corp.*.................  2,405      58,802
          JAKKS Pacific, Inc.*.....................  4,810      91,150

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Jefferies Group, Inc..................  6,253 $   264,564
           JLG Industries, Inc................... 11,544     122,944
           Jo-Ann Stores, Inc.--Class A*.........  4,810      34,392
           K2, Inc.*.............................  4,810      34,680
           Kaman Corp.--Class A..................  5,772      90,043
           Kansas City Southern Industries, Inc.* 15,392     217,489
           Kellwood Co...........................  5,772     138,585
           Key Production Company, Inc.*.........  3,848      65,416
           Kilroy Realty Corp....................  7,215     189,538
           Kirby Corp.*..........................  6,253     172,270
           Kulicke & Soffa Industries, Inc.*..... 12,987     222,727
           La-Z-Boy, Inc......................... 15,873     346,348
           Labor Ready, Inc...................... 10,582      54,074
           Laclede Group, Inc....................  4,810     114,959
           LandAmerica Financial Group, Inc......  4,810     138,047
           Landry's Restaurants, Inc.............  5,772     107,648
           Lawson Products, Inc..................  2,405      62,530
           Lennox International, Inc............. 14,911     144,637
           Linens 'n Things, Inc.*............... 10,582     269,841
           Lone Star Steakhouse & Saloon, Inc....  6,253      92,732
           Lone Star Technologies, Inc.*.........  6,734     118,518
           Luby's, Inc.*.........................  5,772      32,958
           Lydall, Inc.*.........................  4,329      43,290
           M.D.C. Holdings, Inc..................  7,228     273,146
           Macdermid, Inc........................  8,177     138,600
           MAF Bancorp, Inc......................  5,772     170,274
           MagneTek, Inc.*.......................  5,772      52,006
           Marcus Corp...........................  7,696     108,898
           Massey Energy Co...................... 19,240     398,845
           Material Sciences Corp.*..............  3,848      38,942
           Meade Instruments Corp.*..............  4,329      15,498
           Mesa Air Group, Inc.*.................  8,177      61,491
           Methode Electronics, Inc.--Class A....  9,139      73,112
           Midas, Inc............................  3,848      44,252
           Midwest Express Holdings, Inc.*.......  3,367      49,158
           Milacron, Inc.........................  8,658     136,883
           Mississippi Chemical Corp.*...........  6,734      19,057
           Mueller Industries, Inc.*.............  8,658     287,878
           Mutual Risk Management Ltd............ 11,063      80,760
           Myers Industries, Inc.................  6,253      85,353
           Nasch-Finch Co........................  2,886      89,755
           National Presto Industries, Inc.......  1,924      53,391
           Nautica Enterprises, Inc.*............  8,658     110,736
           Nelson (Thomas), Inc..................  3,848      42,713
           Network Equipment Technologies, Inc.*.  5,772      31,457
           New England Business Services, Inc....  3,367      64,478
           New Jersey Resources Corp.............  4,810     225,108
           Newfield Exploration Co.*............. 11,544     409,928
           Northwest Natural Gas Co..............  6,734     171,717
           Northwestern Corp.....................  7,215     151,876
           Nuevo Energy Co.*.....................  4,329      64,935
           NUI Corp..............................  3,367      79,798
           O'Charley's, Inc.*....................  4,810      89,033
           Oceaneering International, Inc.*......  6,253     138,316
           Offshore Logistics, Inc.*.............  5,772     102,511
           Omnova Solutions, Inc................. 10,101      68,687
           Oshkosh Truck Corp....................  4,329     211,038
           Osteotech, Inc.*......................  3,848      21,356
           Oxford Industries, Inc................  1,924      45,406

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Value ProFund                 Investments
                                                December 31, 2001

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         PAREXEL International Corp.*..............  6,253 $    89,731
         Park Electrochemical Corp.................  5,291     139,682
         Patina Oil & Gas Corp.....................  5,291     145,503
         Paxar Corp.*.............................. 11,063     157,095
         PC-Tel, Inc.*.............................  5,291      51,376
         Pediatrix Medical Group, Inc.*............  6,253     212,102
         Pegasus Systems, Inc.*....................  6,253      88,793
         Penford Corp..............................  1,924      23,954
         Penton Media, Inc.........................  8,177      51,188
         PEP Boys-Manny, Moe & Jack................ 13,468     230,976
         Pericom Semiconductor Corp.*..............  6,734      97,643
         Phillips-Van Heusen Corp..................  7,215      78,644
         Phoenix Technologies Ltd.*................  6,734      78,384
         Piedmont Natural Gas Company, Inc.........  8,658     309,957
         Pinnacle Entertainment, Inc.*.............  6,734      40,606
         Pinnacle Systems, Inc.*................... 14,911     118,393
         Pioneer Standard Electronics, Inc.........  8,177     103,848
         Plains Resources, Inc.*...................  6,253     153,886
         Pogo Producing Co......................... 13,949     366,441
         PolyMedica Corp.*.........................  3,367      55,892
         PolyOne Corp.............................. 24,531     240,403
         Pope & Talbot, Inc........................  3,848      54,834
         Presidential Life Corp....................  7,696     158,230
         Prime Hospitality Corp.*.................. 11,544     127,561
         Profit Recovery Group International, Inc.* 12,506     101,924
         Provident Bankshares Corp.................  6,734     163,636
         QRS Corp.*................................  3,848      54,257
         Quaker Chemical Corp......................  2,405      49,543
         Quanex Corp...............................  3,367      95,286
         Quiksilver, Inc.*.........................  6,253     107,552
         RadiSys Corp.*............................  4,329      85,108
         Rainbow Technologies, Inc.*...............  6,734      49,832
         Ralcorp Holdings, Inc.*...................  7,696     174,699
         RARE Hospitality International, Inc.*.....  5,772     130,101
         Raymond James Financial Corp.............. 12,506     444,214
         Regal-Beloit Corp.........................  5,291     115,344
         RehabCare Group, Inc.*....................  4,329     128,138
         Reliance Steel & Aluminum Co..............  8,177     214,646
         RGS Energy Group, Inc.....................  9,139     343,625
         Riggs National Corp.......................  7,215     100,794
         RLI Corp..................................  2,405     108,225
         Roadway Corp..............................  4,810     176,527
         Robbins & Myers, Inc......................  2,886      67,561
         Royal Appliance Mfg. Co.*.................  3,367      16,801
         RTI International Metals, Inc.*...........  5,291      52,645
         Russ Berrie & Company, Inc................  5,291     158,730
         Russell Corp..............................  8,177     122,737
         Ryan's Family Steak Houses, Inc.*.........  8,177     177,032
         Ryerson Tull, Inc.........................  6,253      68,783
         Ryland Group, Inc.........................  3,367     246,464
         Salton, Inc.*.............................  2,886      54,488
         SBS Technologies, Inc.*...................  3,848      56,065
         School Specialty, Inc.*...................  4,810     110,053
         Schweitzer-Mauduit International, Inc.....  3,848      91,390
         SCM Microsystems, Inc.*...................  3,848      56,335
         SCPIE Holdings, Inc.......................  2,405      70,346
         SEACOR SMIT, Inc.*........................  5,291     245,502
         Seitel, Inc.*.............................  6,734      91,582
         Selective Insurance Group, Inc............  6,734     146,330

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Shaw Group, Inc.*...................... 10,582 $   248,677
           Shopko Stores, Inc.*...................  7,696      73,112
           Shurgard Storage Centers, Inc.--Class A  8,658     277,056
           Simpson Manufacturing Co., Inc.*.......  3,367     192,929
           Skyline Corp...........................  2,405      77,561
           SLI, Inc...............................  8,658      22,597
           Smith (A.O.) Corp......................  6,253     121,934
           Sola International, Inc.*..............  6,253     121,308
           South Financial Group, Inc............. 10,582     187,831
           Southern Union Co.*.................... 13,468     254,006
           Southwest Gas Corp.....................  8,658     193,506
           Southwestern Energy Co.*...............  6,734      70,034
           Spacelabs Medical, Inc.*...............  2,405      29,221
           Spherion Corp.*........................ 15,392     150,226
           SPS Technologies, Inc.*................  3,367     117,576
           St. Mary Land & Exploration Co.........  7,215     152,886
           Standard Microsystems Corp.*...........  4,329      67,186
           Standard Motor Products, Inc...........  3,367      46,801
           Standard Pacific Corp..................  7,696     187,167
           Standard Register Co...................  7,215     133,694
           Standex International Corp.............  3,367      73,232
           Staten Island Bancorp, Inc............. 16,354     266,734
           Steel Dynamics, Inc.*.................. 12,025     139,610
           Steel Technologies, Inc................  2,886      26,205
           Stein Mart, Inc.*...................... 10,582      88,466
           Stewart Information Services Corp.*....  4,810      94,998
           Stillwater Mining Co.*................. 10,101     186,869
           Stone Energy Corp.*....................  6,734     265,993
           Stratos Lightwave, Inc.*............... 16,835     103,535
           Stride Rite Corp....................... 11,063      72,463
           Sturm, Ruger & Co., Inc................  7,215      86,436
           Susquehanna Bancshares, Inc............ 10,101     210,606
           Swift Energy Co.*......................  6,253     126,311
           SWS Group, Inc.........................  4,329     110,173
           Symmetricom, Inc.*.....................  5,772      43,925
           Systems & Computer Technology Corp.*...  8,658      89,524
           Take-Two Interactive Software, Inc.*...  9,620     155,555
           TBC Corp.*.............................  5,291      70,846
           TETRA Technologies, Inc.*..............  3,848      80,616
           Texas Industries, Inc..................  5,291     195,238
           The Men's Wearhouse, Inc.*............. 10,582     218,518
           The Steak n Shake Co.*.................  7,696      84,964
           Theragenics Corp.*.....................  7,696      75,883
           Therma-Wave, Inc.*.....................  6,253      93,295
           Thomas Industries, Inc.................  3,848      96,200
           Three-Five Systems, Inc.*..............  5,772      91,833
           Timken Co.............................. 15,392     249,043
           Titan International, Inc...............  5,291      25,079
           Toll Brothers, Inc.*...................  9,139     401,202
           Tom Brown, Inc.*....................... 10,101     272,828
           Toro Co................................  3,367     151,515
           Tower Automotive, Inc.*................ 12,506     112,930
           Tredegar Corp.......................... 10,101     191,919
           Trenwick Group Ltd.....................  9,620      97,835
           Triarc Cos., Inc.*.....................  5,291     128,571
           Triumph Group, Inc.*...................  4,329     140,693
           UIL Holdings Corp......................  3,848     197,402
           Ultratech Stepper, Inc.*...............  5,772      95,353
           Unisource Energy Corp..................  8,658     157,489

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Value ProFund                 Investments
                                                December 31, 2001

         Common Stocks, continued
                                                   Shares      Value
                                                  --------- -----------
        Unit Corp.*..............................    9,139  $   117,893
        United Stationers, Inc.*.................    8,658      291,342
        Universal Forest Products, Inc...........    5,291      110,741
        URS Corp.*...............................    4,810      131,842
        US Oncology, Inc.*.......................   24,531      184,964
        USFreightways Corp.......................    6,734      211,448
        Valmont Industries, Inc..................    6,253       90,418
        Veritas DGC, Inc.*.......................    8,177      151,275
        Verity, Inc.*............................    9,139      185,064
        ViaSat, Inc.*............................    5,772       90,043
        Viasys Healthcare, Inc.*.................    6,734      136,094
        Vintage Petroleum, Inc...................   16,354      236,315
        Volt Information Sciences, Inc.*.........    3,848       65,801
        Wabash National Corp.....................    5,772       45,022
        Washington Federal, Inc..................   14,911      384,405
        Waste Connections, Inc.*.................    7,215      223,593
        Watsco, Inc..............................    6,734       95,623
        Watts Industries, Inc.--Class A..........    6,734      101,010
        Wellman, Inc.............................    8,177      126,662
        Werner Enterprises, Inc..................   12,506      303,896
        Whitney Holding Corp.....................    6,734      295,286
        Wolverine Tube, Inc.*....................    3,367       38,215
        Wolverine World Wide, Inc................   10,582      159,258
        Woodward Governor Co.....................    2,886      168,110
        Yellow Corp.*............................    6,253      156,950
        Zale Corp.*..............................    9,139      382,741
        Zenith National Insurance Corp...........    4,329      120,952
                                                            -----------
        TOTAL COMMON STOCKS......................            49,734,198
                                                            -----------
         Repurchase Agreement (0.4%)
                                                  Principal
                                                   Amount
                                                  ---------
        State Street Bank, 1.50%, 01/02/02, dated
         12/31/01, with maturity value of
         $221,018 (Collateralized by Federal
         Farm Credit Bank security).............. $221,000      221,000
                                                            -----------
        TOTAL REPURCHASE AGREEMENT...............               221,000
                                                            -----------
        TOTAL INVESTMENTS
          (Cost $48,026,303)/(a)/--100.4%........            49,955,198
        Liabilities in excess of other assets--
         (0.4)%..................................              (213,466)
                                                            -----------
        NET ASSETS--100.0%.......................           $49,741,732
                                                            ===========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $50,140,430 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,114,127. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 2,323,245
                    Unrealized depreciation....  (2,508,477)
                                                -----------
                    Net unrealized depreciation $  (185,232)
                                                ===========

   The Small-Cap Value ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.1%
                    Aerospace/Defense................  1.2%
                    Agriculture......................  0.2%
                    Airlines.........................  0.2%
                    Apparel..........................  1.8%
                    Auto Manufacturers...............  0.5%
                    Auto Parts & Equipment...........  0.4%
                    Banks............................  7.9%
                    Beverages........................  1.0%
                    Biotechnology....................  0.2%
                    Building Materials...............  2.0%
                    Chemicals........................  1.8%
                    Coal.............................  0.8%
                    Commercial Services..............  3.4%
                    Computers........................  1.4%
                    Distribution/Wholesale...........  1.4%
                    Diversified Financial Services...  1.9%
                    Electric.........................  3.0%
                    Electrical Components & Equipment  0.9%
                    Electronics......................  3.7%
                    Engineering & Construction.......  0.6%
                    Entertainment....................  0.1%
                    Environmental Control............  0.8%
                    Food.............................  2.9%
                    Forest & Paper Products..........  0.8%
                    Health Care......................  3.2%
                    Home Builders....................  4.3%
                    Home Furnishings.................  1.1%
                    Household Products...............  1.2%
                    Insurance........................  3.4%
                    Internet.........................  0.6%
                    Iron/Steel.......................  1.1%
                    Leisure Time.....................  0.8%
                    Lodging..........................  0.8%
                    Machinery & Equipment............  3.2%
                    Manufacturing....................  2.4%
                    Media............................  0.6%
                    Metals...........................  2.5%
                    Mining...........................  0.8%
                    Office/Business Equipment........  0.3%
                    Oil & Gas........................ 11.6%
                    Packaging & Containers...........  0.2%
                    Pharmaceuticals..................  0.7%
                    Real Estate Investment Trust.....  1.3%
                    Retail...........................  7.5%
                    Semiconductors...................  3.2%
                    Software.........................  2.4%
                    Telecommunications...............  3.9%
                    Textiles.........................  0.4%
                    Toys/Games/Hobbies...............  0.2%
                    Transportation...................  3.1%
                    Water............................  0.2%


              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $47,805,303)........... $49,734,198
         Repurchase agreement, at amortized cost............     221,000
                                                             -----------
          Total Investments.................................  49,955,198
         Cash...............................................       1,500
         Dividends and interest receivable..................      45,398
         Receivable for investments sold....................   8,466,422
         Prepaid expenses...................................      22,292
                                                             -----------
          Total Assets......................................  58,490,810
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   8,647,921
         Advisory fees payable..............................      37,029
         Management servicing fees payable..................       5,068
         Administration fees payable........................         881
         Distribution and service fees payable--
          Service Class.....................................      25,305
         Other accrued expenses.............................      32,874
                                                             -----------
          Total Liabilities.................................   8,749,078
                                                             -----------
       Net Assets........................................... $49,741,732
                                                             ===========
       Net Assets consist of:
         Capital............................................ $49,799,103
         Accumulated net investment loss....................     (42,430)
         Accumulated net realized losses on investments.....  (1,943,836)
         Net unrealized appreciation on investments.........   1,928,895
                                                             -----------
       Net Assets........................................... $49,741,732
                                                             ===========
       Investor Class:
         Net Assets......................................... $13,284,086
         Shares of Beneficial Interest Outstanding..........     440,254
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.17
                                                             ===========
       Service Class:
         Net Assets......................................... $36,457,646
         Shares of Beneficial Interest Outstanding..........   1,210,769
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.11
                                                             ===========

        Statement of Operations
        For the period September 4, 2001/(a)/ through December 31, 2001
       Investment Income:
         Dividends (net of foreign taxes of $4)............. $    61,879
         Interest...........................................         181
                                                             -----------
          Total Income......................................      62,060
                                                             -----------
       Expenses:
         Advisory fees......................................      32,481
         Management servicing fees..........................       6,496
         Administration fees................................         881
         Distribution and service fees--Service Class.......      25,646
         Transfer agent fees................................         163
         Registration and filing fees.......................      11,625
         Custody fees.......................................      17,266
         Fund accounting fees...............................       4,317
         Other fees.........................................      10,938
                                                             -----------
          Total Expenses before waivers.....................     109,813
          Less Expenses waived by the Investment Advisor....      (2,282)
                                                             -----------
          Net Expenses......................................     107,531
                                                             -----------
       Net Investment Loss..................................     (45,471)
                                                             -----------
       Realized and Unrealized Gains/(Losses) on
        Investments:
         Net realized losses on investments.................  (1,685,898)
         Net change in unrealized appreciation
          on investments....................................   1,928,895
                                                             -----------
          Net realized and unrealized gains on investments..     242,997
                                                             -----------
       Change in Net Assets Resulting from Operations....... $   197,526
                                                             ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Statement of Changes in Net Assets
                                                               For the period
                                                            September 4, 2001/(a)/
                                                                   through
                                                              December 31, 2001
                                                            ---------------------
From Investment Activities:
Operations:
  Net investment loss......................................     $     (45,471)
  Net realized losses on investments.......................        (1,685,898)
  Net change in unrealized appreciation on investments.....         1,928,895
                                                                -------------
  Change in net assets resulting from operations...........           197,526
                                                                -------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class..........................................           (35,728)
   Service Class...........................................          (220,958)
                                                                -------------
  Change in net assets resulting from distributions........          (256,686)
                                                                -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................       117,260,385
   Service Class...........................................        78,825,400
  Dividends reinvested
   Investor Class..........................................               351
   Service Class...........................................           216,691
  Cost of shares redeemed
   Investor Class..........................................      (103,505,222)
   Service Class...........................................       (42,996,713)
                                                                -------------
  Change in net assets resulting from capital transactions.        49,800,892
                                                                -------------
  Change in net assets.....................................        49,741,732
Net Assets:
  Beginning of period......................................                --
                                                                -------------
  End of period............................................     $  49,741,732
                                                                =============
Share Transactions:
  Issued
   Investor Class..........................................         4,106,792
   Service Class...........................................         2,741,171
  Reinvested
   Investor Class..........................................                12
   Service Class...........................................             7,255
  Redeemed
   Investor Class..........................................        (3,666,550)
   Service Class...........................................        (1,537,657)
                                                                -------------
  Change in shares.........................................         1,651,023
                                                                =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Value ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the period indicated.
                                                                Investor Class           Service Class
                                                             ---------------------   ---------------------
                                                                For the period          For the period
                                                             September 4, 2001/(a)/  September 4, 2001/(a)/
                                                                    through                 through
                                                               December 31, 2001       December 31, 2001
                                                             ---------------------   ---------------------
Net Asset Value, Beginning of Period........................      $     30.00             $     30.00
                                                                  -----------             -----------
Investment Activities:
 Net investment loss........................................            (0.05)/(b)/             (0.14)/(b)/
 Net realized and unrealized gains on investments...........             0.39                    0.42
                                                                  -----------             -----------
 Total income from investment activities....................             0.34                    0.28
                                                                  -----------             -----------
Distributions to Shareholders From:
 Net realized gains on investments..........................            (0.17)                  (0.17)
                                                                  -----------             -----------
 Total distributions........................................            (0.17)                  (0.17)
                                                                  -----------             -----------
Net Asset Value, End of Period..............................      $     30.17             $     30.11
                                                                  ===========             ===========
Total Return................................................             1.15%/(c)/              0.95%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.....................................      $13,284,086             $36,457,646
Ratio of expenses to average net assets.....................             1.95%/(d)/              2.85%/(d)/
Ratio of net investment loss to average net assets..........            (0.52)%/(d)/            (1.41)%/(d)/
Ratio of expenses to average net assets*....................             2.00%/(d)/              2.90%/(d)/
Portfolio turnover/(e)/.....................................              962%                    962%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                           Small-Cap Growth ProFund

   For the period September 4, 2001 through December 31, 2001, the Small-Cap Growth ProFund had a NAV total return of 3.87%* for Investor Class shares, compared to a return of 5.26% for the unmanaged S&P SmallCap 600/BARRA Growth Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index. The S&P SmallCap 600/BARRA Growth Index is an unmanaged capitalization-weighted index, which is comprised of all of the stocks in the S&P SmallCap 600 Index that have high price-to-book ratios.

   For the fiscal year, the Small-Cap Growth ProFund achieved an average daily statistical correlation of over 0.99 with the daily performance of the S&P SmallCap 600/BARRA Growth Index (1.00 equals perfect correlation).

   The performance of the S&P SmallCap 600/BARRA Growth Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P SmallCap 600/BARRA Growth Index or any of the companies included in the S&P SmallCap 600/BARRA Growth Index.

                                    [CHART]

        $10,387 - Small-Cap Growth - Investor   $10,410 - Small-Cap Growth - Service    $10,526 - S&P Small-Cap 600/BARRA Growth
        -------------------------------------   ------------------------------------    ----------------------------------------
9/4/01                                 10,000                10,000                                       10,000
 9/01                                   8,753                 8,760                                        8,765
12/01                                  10,387                10,410                                       10,526

-------------------------------------------------
            Average Annual Total Return
                  as of 12/31/01
-------------------------------------------------
                                      Since
                                    Inception
                                     (9/4/01)
-------------------------------------------------
Investor                              3.87%
Service                               4.10%
-------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Small-Cap Growth ProFund is measured against the S&P SmallCap 600/BARRA Growth Index, an unmanaged index generally representative of the performance of small sized companies with high price-to-book ratios as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Growth ProFund                Investments
                                                December 31, 2001

            Common Stocks (100.0%)
                                                   Shares    Value
                                                   ------ -----------
           99 Cents Only Stores*.................. 2,800  $   106,680
           Accredo Health, Inc.*.................. 1,400       55,580
           Action Performance Cos., Inc.*.........   900       27,549
           Administaff, Inc.*..................... 1,500       41,115
           Advanced Energy Industries, Inc.*...... 1,700       45,288
           Advanced Marketing Services, Inc....... 1,000       18,250
           Advanced Tissue Sciences, Inc.*........ 4,000       17,440
           AdvancePCS*............................ 5,000      146,750
           ADVO, Inc.*............................ 1,100       47,300
           Aeroflex, Inc.*........................ 3,300       62,469
           Alliant Techsystems, Inc.*............. 1,300      100,360
           Alpha Industries, Inc.*................ 2,400       52,320
           American Italian Pasta Co.*............ 1,000       42,030
           Apogee Enterprises, Inc................ 1,500       23,730
           Applebee's International, Inc.......... 2,000       68,400
           AptarGroup, Inc........................ 2,000       70,060
           Arbitron, Inc.*........................ 1,600       54,640
           Argosy Gaming Co.*..................... 1,600       52,032
           Armor Holdings, Inc.*.................. 1,600       43,184
           ArthroCare Corp.*...................... 1,200       21,516
           AstroPower, Inc.*......................   800       32,344
           Atlantic Coast Airlines Holdings, Inc.* 2,400       55,896
           ATMI, Inc.*............................ 1,700       40,545
           Avant! Corp.*.......................... 2,100       43,029
           Avid Technology, Inc.*................. 1,400       17,010
           Axcelis Technologies, Inc.*............ 5,300       68,317
           Baldor Electric Co..................... 1,800       37,620
           BARRA, Inc.*........................... 1,200       56,508
           BEI Technologies, Inc..................   800       13,952
           Bio-Technology General Corp.*.......... 3,200       26,336
           Boston Private Financial Holdings, Inc. 1,200       26,484
           Brady Corp.--Class A................... 1,200       43,920
           CACI International, Inc.--Class A*..... 1,300       51,331
           Cal Dive International, Inc.*.......... 1,800       44,424
           Cambrex Corp........................... 1,400       61,040
           CARBO Ceramics, Inc....................   800       31,328
           Catapult Communications Corp.*.........   700       18,242
           CEC Entertainment, Inc.*............... 1,500       65,085
           Cephalon, Inc.*........................ 2,800      211,638
           Cerner Corp.*.......................... 1,900       94,867
           Chico's FAS, Inc.*..................... 1,500       59,550
           Christopher & Banks Corp.*............. 1,400       47,950
           Clarcor, Inc........................... 1,300       35,295
           Coca-Cola Bottling Co..................   500       18,930
           Cognex Corp.*.......................... 2,400       61,464
           Commerce Bancorp, Inc.................. 3,600      141,624
           Community First Bankshares, Inc........ 2,200       56,518
           Concord Communications, Inc.*..........   900       18,585
           Cooper Cos., Inc.......................   800       39,984
           Copart, Inc.*.......................... 3,300      120,021
           Corinthian Colleges, Inc.*............. 1,200       49,068
           Cost Plus, Inc.*....................... 1,200       31,800
           Cryolife, Inc.*........................ 1,000       30,000
           Cuno, Inc.*............................   900       27,450
           Cygnus, Inc.*.......................... 1,800        9,450
           Cymer, Inc.*........................... 1,700       45,441
           Delta & Pine Land Co................... 2,100       47,523
           Dendrite International, Inc.*.......... 2,200       30,866
           Diagnostic Products Corp............... 1,500       65,925
           Dionex Corp.*.......................... 1,200       30,612

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Elantec Semiconductor, Inc.*........... 1,200  $    46,080
           Elcor Corp............................. 1,000       27,790
           Enzo Biochem, Inc.*.................... 1,500       35,250
           ESS Technology, Inc.*.................. 2,300       48,898
           Ethan Allen Interiors, Inc............. 2,100       87,339
           Factory 2-U Stores, Inc.*..............   700       14,028
           FactSet Research Systems, Inc.......... 1,800       62,910
           Fair, Isaac & Co., Inc................. 1,200       75,624
           Filenet Corp.*......................... 1,900       38,551
           First Midwest Bancorp, Inc............. 2,700       78,813
           Forward Air Corp.*..................... 1,200       40,704
           Fossil, Inc.*.......................... 1,600       33,600
           Frontier Airlines, Inc.*............... 1,600       27,200
           General Communication, Inc.--Class A*.. 3,000       25,590
           Genesco, Inc.*......................... 1,200       24,912
           Georgia Gulf Corp...................... 1,700       31,450
           Global Payments, Inc................... 2,000       68,800
           Graco, Inc............................. 1,700       66,385
           Group 1 Automotive, Inc.*.............. 1,200       34,212
           Gymboree Corp.*........................ 1,500       17,895
           Haemonetics Corp.*..................... 1,400       47,488
           Hancock Fabrics, Inc................... 1,000       13,150
           Harland (John H.) Co................... 1,600       35,360
           Harman International Industries, Inc... 1,700       76,670
           Harmonic, Inc.*........................ 3,200       38,464
           Heartland Express, Inc.*............... 1,700       47,209
           Helix Technology Corp.................. 1,200       27,060
           Hilb, Rogal & Hamilton Co..............   800       44,840
           Hooper Holmes, Inc..................... 3,500       31,325
           Hot Topic, Inc.*....................... 1,100       34,529
           Hudson United Bancorp.................. 2,500       71,750
           IDEXX Laboratories, Inc.*.............. 1,800       51,318
           IMPATH, Inc.*..........................   900       40,059
           INAMED Corp.*.......................... 1,100       33,077
           Insight Enterprises, Inc.*............. 2,300       56,580
           Insituform Technologies, Inc.--Class A* 1,400       35,812
           Inter-Tel, Inc......................... 1,300       24,986
           Intermagnetics General Corp.*..........   900       23,310
           InterVoice-Brite, Inc.*................ 1,800       23,040
           Invacare Corp.......................... 1,700       57,307
           Itron, Inc.*...........................   900       27,270
           ITT Educational Services, Inc.*........ 1,300       47,931
           Jack in the Box, Inc.*................. 2,100       57,834
           K-Swiss, Inc.--Class A.................   500       16,625
           Keithley Instruments, Inc..............   900       15,210
           Kopin Corp.*........................... 3,600       50,400
           Kroll, Inc.*........................... 1,200       18,120
           Kronos, Inc.*.......................... 1,000       48,380
           Landstar System, Inc.*.................   400       29,004
           Libbey, Inc............................   800       26,120
           Lindsay Manufacturing Co...............   600       11,610
           Manhattan Associates, Inc.*............ 1,500       43,725
           Manitowoc Co........................... 1,300       40,430
           MapInfo Corp.*.........................   800       12,552
           Maximus, Inc.*......................... 1,200       50,472
           Medicis Pharmaceutical Corp.*.......... 1,700      109,803
           MemberWorks, Inc.*.....................   800       11,208
           Mentor Corp............................ 1,300       37,128
           Mercury Computer Systems, Inc.*........ 1,200       46,932
           Metro One Telecommunications, Inc.*.... 1,300       39,325

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Growth ProFund                Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          MGI Pharma, Inc.*........................ 1,300  $    19,864
          Michaels Stores, Inc.*................... 3,500      115,325
          Micros Systems, Inc.*.................... 1,000       25,100
          Microsemi Corp.*......................... 1,500       44,550
          Mid Atlantic Medical Services, Inc.*..... 2,600       59,020
          Midway Games, Inc.*...................... 2,300       34,523
          Mobile Mini, Inc.*.......................   800       31,296
          Monaco Coach Corp.*...................... 1,600       34,992
          MRO Software, Inc.*...................... 1,200       28,056
          Nature's Sunshine Products, Inc..........   900       10,566
          NBTY, Inc.*.............................. 3,600       42,120
          NDCHealth Corp........................... 1,900       65,645
          Netegrity, Inc.*......................... 1,800       34,848
          Noven Pharmaceuticals, Inc.*............. 1,200       21,300
          NVR, Inc.*...............................   400       81,600
          NYFIX, Inc.*............................. 1,500       30,030
          O'Reilly Automotive, Inc.*............... 2,900      105,763
          OM Group, Inc............................ 1,300       86,047
          On Assignment, Inc.*..................... 1,200       27,564
          Organogenesis, Inc.*..................... 2,000        9,600
          Orthodontic Centers of America, Inc.*.... 2,700       82,350
          OshKosh B'Gosh, Inc.--Class A............   700       29,358
          Owens & Minor, Inc....................... 1,800       33,300
          P.F. Chang's China Bistro, Inc.*.........   700       33,110
          Pacific Sunwear of California, Inc.*..... 1,800       36,756
          Panera Bread Co.*........................   800       41,632
          Performance Food Group Co.*.............. 2,400       84,408
          Pharmaceutical Product Development, Inc.* 2,800       90,468
          Philadelphia Consolidated Holding Corp.*. 1,100       41,481
          Philadelphia Suburban Corp............... 3,700       83,435
          Photon Dynamics, Inc.*...................   800       36,520
          Photronics, Inc.*........................ 1,600       50,160
          Pier 1 Imports, Inc...................... 5,100       88,434
          Polaris Industries, Inc.................. 1,300       75,075
          Power Integrations, Inc.*................ 1,500       34,260
          Pre-Paid Legal Services, Inc.*........... 1,200       26,280
          Prima Energy Corp.*......................   700       15,225
          Priority Healthcare Corp.--Class B*...... 2,500       87,975
          Progress Software Corp.*................. 1,900       32,832
          Province Healthcare Co.*................. 1,700       52,462
          Proxim, Inc.*............................ 1,500       14,880
          Radiant Systems, Inc.*................... 1,500       17,250
          Read-Rite Corp.*......................... 6,500       42,965
          Regeneron Pharmaceuticals, Inc.*......... 2,400       67,584
          Regis Corp............................... 2,300       59,294
          Remington Oil & Gas Corp.*............... 1,200       20,760
          Renal Care Group, Inc.*.................. 2,700       86,670
          ResMed, Inc.*............................ 1,700       91,664
          Respironics, Inc.*....................... 1,700       58,888
          Rogers Corp.*............................   900       27,270
          Roper Industries, Inc.................... 1,700       84,150

               Common Stocks, continued
                                                Shares    Value
                                                ------ -----------
              Roxio, Inc.*.....................   900  $    14,895
              Ruby Tuesday, Inc................ 3,500       72,205
              Rudolph Technologies, Inc.*......   900       30,888
              SCP Pool Corp.*.................. 1,400       38,430
              Sierra Health Services, Inc.*.... 1,500       12,150
              SkyWest, Inc..................... 3,100       78,895
              Sonic Corp.*..................... 1,400       50,400
              Southwest Bancorp of Texas, Inc.* 1,800       54,486
              SPSS, Inc.*......................   800       14,200
              StarTek, Inc.*...................   800       15,160
              Sterling Bancshares, Inc......... 2,300       28,796
              Supertex, Inc.*..................   700       12,257
              SurModics, Inc.*.................   900       32,814
              Sybron Dental Special, Inc.*..... 2,100       45,318
              Syncor International Corp.*...... 1,300       37,232
              Techne Corp.*.................... 2,300       84,755
              Technitrol, Inc.................. 1,800       49,716
              Teledyne Technologies, Inc.*..... 1,700       27,693
              Tetra Tech, Inc.*................ 2,800       55,748
              The Cheesecake Factory, Inc.*.... 2,600       90,402
              The Scotts Company--Class A*..... 1,600       76,160
              Thor Industries, Inc.............   800       29,640
              THQ, Inc.*....................... 1,300       63,011
              Tollgrade Communications, Inc.*..   700       23,345
              Too, Inc.*....................... 1,700       46,750
              Trimble Navigation Ltd.*......... 1,400       22,694
              TrustCo Bank Corp. NY............ 4,125       51,851
              UCBH Holdings, Inc............... 1,100       31,284
              UGI Corp......................... 1,500       45,300
              Ultimate Electronics, Inc.*......   600       18,000
              United Bankshares, Inc........... 2,500       72,150
              United Natural Foods, Inc.*...... 1,000       25,000
              Valence Technology, Inc.*........ 2,500        8,425
              Varian Medical Systems, Inc.*.... 1,800      128,268
              Varian Semiconductor Equipment
               Associates, Inc.*............... 1,800       62,262
              Veeco Instruments, Inc.*......... 1,600       57,680
              Vicor Corp.*..................... 2,300       37,260
              Visual Networks, Inc.*........... 1,700        7,854
              Vital Signs, Inc.................   700       24,430
              WD-40 Co.........................   900       23,985
              Wet Seal, Inc.--Class A*......... 1,100       25,905
              Whole Foods Market, Inc.*........ 2,900      126,324
              Winnebago Industries, Inc........ 1,100       40,634
              WMS Industries, Inc.*............ 1,800       36,000
              X-Rite, Inc...................... 1,200       10,212
              XTO Energy, Inc.................. 6,700      117,250
              Zebra Technologies Corp.*........ 1,700       94,367
              ZixIt Corp.*.....................   900        4,554
                                                       -----------
              TOTAL COMMON STOCKS..............         10,235,849
                                                       -----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Small-Cap Growth ProFund                Investments
                                                December 31, 2001

       Repurchase Agreement (0.7%)
                                                    Principal
                                                     Amount      Value
                                                    --------- -----------
      State Street Bank, 1.50%, 01/02/02, dated
       12/31/01, with maturity value of $76,006
       (Collateralized by Federal Farm Credit
       Bank security)..............................  $76,000  $    76,000
                                                              -----------
      TOTAL REPURCHASE AGREEMENT...................                76,000
                                                              -----------
      TOTAL INVESTMENTS
       (Cost $9,662,577)/(a)/--100.7%..............            10,311,849
      Liabilities in excess of other assets--(0.7)%               (68,375)
                                                              -----------
      NET ASSETS--100.0%...........................           $10,243,474
                                                              ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $10,169,491 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $506,914. Net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 697,480
                     Unrealized depreciation....  (555,122)
                                                 ---------
                     Net unrealized appreciation $ 142,358
                                                 =========

   The Small-Cap Growth ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.5%
                    Aerospace/Defense................  1.7%
                    Agriculture......................  0.5%
                    Airlines.........................  1.6%
                    Apparel..........................  0.6%
                    Auto Parts & Equipment...........  0.3%
                    Banks............................  6.0%
                    Beverages........................  0.2%
                    Biotechnology....................  2.4%
                    Building Materials...............  0.8%
                    Chemicals........................  1.1%
                    Commercial Services..............  4.5%
                    Computers........................  4.5%
                    Distribution/Wholesale...........  0.3%
                    Electrical Components & Equipment  1.1%
                    Electronics......................  3.1%
                    Energy...........................  1.5%
                    Engineering & Construction.......  0.3%
                    Entertainment....................  0.8%
                    Environmental Control............  0.5%
                    Food.............................  3.2%
                    Health Care...................... 11.4%
                    Home Builders....................  1.2%
                    Home Furnishings.................  1.6%
                    Household Products...............  2.3%
                    Insurance........................  0.8%
                    Internet.........................  0.4%
                    Leisure Time.....................  1.1%
                    Machinery & Equipment............  3.4%
                    Manufacturing....................  1.9%
                    Oil & Gas........................  1.1%
                    Packaging & Containers...........  0.3%
                    Pharmaceuticals..................  7.2%
                    Retail........................... 14.7%
                    Semiconductors...................  6.4%
                    Software.........................  6.8%
                    Telecommunications...............  2.0%
                    Transportation...................  1.1%
                    Water............................  0.8%

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $9,586,577)............ $10,235,849
         Repurchase agreement, at amortized cost............      76,000
                                                             -----------
          Total Investments.................................  10,311,849
         Dividends and interest receivable..................       2,181
         Receivable for investments sold....................   8,593,486
         Prepaid expenses...................................      22,862
                                                             -----------
          Total Assets......................................  18,930,378
                                                             -----------
       Liabilities:
         Payable to custodian...............................       4,025
         Payable for capital shares redeemed................   8,652,523
         Advisory fees payable..............................       9,954
         Management servicing fees payable..................       1,336
         Administration fees payable........................         232
         Distribution and service fees payable--
          Service Class.....................................       3,190
         Other accrued expenses.............................      15,644
                                                             -----------
          Total Liabilities.................................   8,686,904
                                                             -----------
       Net Assets........................................... $10,243,474
                                                             ===========
       Net Assets consist of:
         Capital............................................ $ 9,876,044
         Accumulated net investment loss....................     (20,815)
         Accumulated net realized losses on investments.....    (261,027)
         Net unrealized appreciation on investments.........     649,272
                                                             -----------
       Net Assets........................................... $10,243,474
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 9,605,084
         Shares of Beneficial Interest Outstanding..........     311,859
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.80
                                                             ===========
       Service Class:
         Net Assets......................................... $   638,390
         Shares of Beneficial Interest Outstanding..........      20,683
         Net Asset Value (offering and redemption price per
          share)............................................ $     30.87
                                                             ===========

        Statement of Operations
        For the period September 4, 2001/(a)/ through December 31, 2001
       Investment Income:
         Dividends............................................ $  3,933
         Interest.............................................       22
                                                               --------
          Total Income........................................    3,955
                                                               --------
       Expenses:
         Advisory fees........................................    8,736
         Management servicing fees............................    1,747
         Administration fees..................................      232
         Distribution and service fees--Service Class.........    3,396
         Transfer agent fees..................................      184
         Registration and filing fees.........................    6,128
         Custody fees.........................................   10,361
         Fund accounting fees.................................    2,401
         Other fees...........................................    4,541
                                                               --------
          Total Expenses before waivers/reimbursements........   37,726
          Less Expenses waived/reimbursed by the Investment
           Advisor............................................  (11,835)
                                                               --------
          Net Expenses........................................   25,891
                                                               --------
       Net Investment Loss....................................  (21,936)
                                                               --------
       Realized and Unrealized Gains/(Losses) on
        Investments:
         Net realized losses on investments...................  (89,064)
         Net change in unrealized appreciation on investments.  649,272
                                                               --------
          Net realized and unrealized gains on investments....  560,208
                                                               --------
       Change in Net Assets Resulting from Operations......... $538,272
                                                               ========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Statement of Changes in Net Assets
                                                               For the period
                                                            September 4, 2001/(a)/
                                                                   through
                                                              December 31, 2001
                                                            ---------------------
From Investment Activities:
Operations:
  Net investment loss......................................     $    (21,936)
  Net realized losses on investments.......................          (89,064)
  Net change in unrealized appreciation on investments.....          649,272
                                                                ------------
  Change in net assets resulting from operations...........          538,272
                                                                ------------
Distributions to Shareholders From:
  Net realized gains on investments
   Investor Class..........................................          (95,170)
   Service Class...........................................          (75,730)
                                                                ------------
  Change in net assets resulting from distributions........         (170,900)
                                                                ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................       28,046,094
   Service Class...........................................       13,683,581
  Dividends reinvested
   Investor Class..........................................           94,831
   Service Class...........................................           75,730
  Cost of shares redeemed
   Investor Class..........................................      (18,801,634)
   Service Class...........................................      (13,222,500)
                                                                ------------
  Change in net assets resulting from capital transactions.        9,876,102
                                                                ------------
  Change in net assets.....................................       10,243,474
Net Assets:
  Beginning of period......................................               --
                                                                ------------
  End of period............................................     $ 10,243,474
                                                                ============
Share Transactions:
  Issued
   Investor Class..........................................          972,230
   Service Class...........................................          457,069
  Reinvested
   Investor Class..........................................            3,144
   Service Class...........................................            2,508
  Redeemed
   Investor Class..........................................         (663,515)
   Service Class...........................................         (438,894)
                                                                ------------
  Change in shares.........................................          332,542
                                                                ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Small-Cap Growth ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the period indicated.
                                                               Investor Class          Service Class
                                                            ---------------------  ---------------------
                                                               For the period         For the period
                                                            September 4, 2001/(a)/ September 4, 2001/(a)/
                                                                   through                through
                                                              December 31, 2001      December 31, 2001
                                                            ---------------------  ---------------------
Net Asset Value, Beginning of Period.......................      $    30.00              $  30.00
                                                                 ----------              --------
Investment Activities:
 Net investment loss.......................................           (0.15)/(b)/           (0.26)/(b)/
 Net realized and unrealized gains on investments..........            1.30                  1.48
                                                                 ----------              --------
 Total income from investment activities...................            1.15                  1.22
                                                                 ----------              --------
Distributions to Shareholders From:
 Net realized gains on investments.........................           (0.35)                (0.35)
                                                                 ----------              --------
 Total distributions.......................................           (0.35)                (0.35)
                                                                 ----------              --------
Net Asset Value, End of Period.............................      $    30.80              $  30.87
                                                                 ==========              ========
Total Return...............................................            3.87%/(c)/            4.10%/(c)/
Ratios/Supplemental Data:
Net assets, end of year....................................      $9,605,084              $638,390
Ratio of expenses to average net assets....................            1.92%/(d)/            2.95%/(d)/
Ratio of net investment loss to average net assets.........           (1.57)%/(d)/          (2.65)%/(d)/
Ratio of expenses to average net assets*...................            2.94%/(d)/            3.96%/(d)/
Portfolio turnover/(e)/....................................            1020%                 1020%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraBull ProFund

   For the year ended December 31, 2001, the UltraBull ProFund had a NAV total return of - 32.12%* for the Investor Class shares, compared to a return of
- 13.04% for the unmanaged S&P 500 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraBull ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

        $9,269 - UltraBull - Investor   $8,900 - UltraBull - Service    $12,064 - S&P 500
        -----------------------------   ----------------------------    -----------------
11/27/1997        10,000                    10,000                          10,000
12/97             10,290                    10,290                          10,197
 3/98             12,940                    12,930                          11,577
 6/98             13,420                    13,380                          11,915
 9/98             10,406                    10,346                          10,687
12/98             14,710                    14,558                          12,917
 3/99             15,653                    15,456                          13,517
 6/99             17,327                    17,081                          14,425
 9/99             14,876                    14,624                          13,479
12/99             19,056                    18,698                          15,439
 3/00             19,289                    18,866                          15,747
 6/00             17,478                    17,051                          15,285
 9/00             16,705                    16,263                          15,095
12/00             13,657                    13,254                          13,874
 3/01             10,198                     9,866                          12,193
 6/01             11,040                    10,647                          12,866
 9/01              7,767                     7,469                          10,938
12/01              9,269                     8,900                          12,064

---------------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
---------------------------------------------------------------------
                                                          Since
                                                        Inception
                                1 Year       3 Year     (11/27/97)
---------------------------------------------------------------------
Investor                        (32.12)%    (14.26)%     (1.84)%
Service                         (32.84)%    (15.13)%     (2.81)%
---------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraBull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001

            Common Stocks (85.4%)
                                                   Shares    Value
                                                   ------ -----------
           Abbott Laboratories....................  8,694 $   484,691
           ADC Telecommunications, Inc.*..........  4,428      20,369
           Adobe Systems, Inc.....................  1,323      41,079
           Advanced Micro Devices, Inc.*..........  1,917      30,404
           AES Corp.*.............................  2,997      49,001
           Aetna, Inc.............................    810      26,722
           AFLAC, Inc.............................  2,916      71,617
           Agilent Technologies, Inc.*............  2,592      73,897
           Air Products & Chemicals, Inc..........  1,269      59,529
           Alberto-Culver Co., Class B............    324      14,496
           Albertson's, Inc.......................  2,268      71,419
           Alcan, Inc.............................  1,809      64,997
           Alcoa, Inc.............................  4,752     168,934
           Allegheny Energy, Inc..................    702      25,426
           Allegheny Technologies, Inc............    459       7,688
           Allergan, Inc..........................    729      54,711
           Allied Waste Industries, Inc.*.........  1,107      15,564
           Allstate Corp..........................  3,996     134,665
           Alltel Corp............................  1,728     106,669
           Altera Corp.*..........................  2,160      45,835
           Ambac Financial Group, Inc.............    594      34,369
           Amerada Hess Corp......................    486      30,375
           Ameren Corp............................    783      33,121
           American Electric Power, Inc...........  1,809      78,746
           American Express Co....................  7,479     266,926
           American Greetings Corp.--Class A......    351       4,837
           American Home Products Corp............  7,398     453,941
           American International Group, Inc...... 14,634   1,161,939
           American Power Conversion Corp.*.......  1,107      16,007
           AmerisourceBergen Corp.................    567      36,033
           Amgen, Inc.*...........................  5,859     330,681
           AMR Corp.*.............................    864      19,155
           AmSouth Bancorporation.................  2,052      38,783
           Anadarko Petroleum Corp................  1,404      79,817
           Analog Devices*........................  2,025      89,890
           Andrew Corp.*..........................    459      10,048
           Anheuser-Busch Cos., Inc...............  4,968     224,603
           AOL-Time Warner, Inc.*................. 24,813     796,497
           AON Corp...............................  1,512      53,706
           Apache Corp............................    756      37,709
           Apple Computer, Inc.*..................  1,971      43,165
           Applera Corp.--Applied Biosystems Group  1,188      46,653
           Applied Materials, Inc.*...............  4,563     182,976
           Applied Micro Circuits Corp.*..........  1,674      18,950
           Archer-Daniels-Midland Co..............  3,699      53,081
           Ashland, Inc...........................    378      17,418
           AT&T Corp.............................. 19,818     359,499
           AT&T Wireless Services, Inc.*.......... 14,175     203,695
           Autodesk, Inc..........................    297      11,069
           Automatic Data Processing, Inc.........  3,456     203,558
           AutoZone, Inc.*........................    594      42,649
           Avaya, Inc.*...........................  1,620      19,683
           Avery Dennison Corp....................    621      35,105
           Avon Products, Inc.....................  1,323      61,520
           Baker Hughes, Inc......................  1,890      68,928
           Ball Corp..............................    162      11,453
           Bank of America Corp...................  8,829     555,785
           Bank of New York Co., Inc..............  4,131     168,545
           Bank One Corp..........................  6,534     255,153

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Bard (C.R.), Inc.......................    297 $    19,157
           Barrick Gold Corp......................  2,997      47,802
           Bausch & Lomb, Inc.....................    297      11,185
           Baxter International, Inc..............  3,321     178,105
           BB&T Corp..............................  2,538      91,647
           Bear Stearns Cos., Inc.................    540      31,666
           Becton, Dickinson & Co.................  1,458      48,333
           Bed Bath & Beyond, Inc.*...............  1,620      54,918
           BellSouth Corp......................... 10,530     401,720
           Bemis Co., Inc.........................    297      14,606
           Best Buy Co., Inc.*....................  1,188      88,482
           Big Lots, Inc.*........................    648       6,739
           Biogen, Inc.*..........................    837      48,002
           Biomet, Inc............................  1,512      46,721
           Black & Decker Corp....................    459      17,318
           Block H & R, Inc.......................  1,026      45,862
           BMC Software, Inc.*....................  1,377      22,541
           Boeing Co..............................  4,698     182,188
           Boise Cascade Corp.....................    324      11,019
           Boston Scientific Corp.*...............  2,268      54,704
           Bristol-Myers Squibb Co................ 10,854     553,554
           Broadcom Corp.--Class A*...............  1,458      59,588
           Brown-Forman Corp......................    378      23,663
           Brunswick Corp.........................    486      10,575
           Burlington Northern Santa Fe Corp......  2,160      61,625
           Burlington Resources, Inc..............  1,134      42,570
           Calpine Corp.*.........................  1,701      28,560
           Campbell Soup Co.......................  2,295      68,552
           Capital One Financial Corp.............  1,215      65,549
           Cardinal Health, Inc...................  2,538     164,107
           Carnival Corp..........................  3,294      92,496
           Caterpillar, Inc.......................  1,917     100,164
           Cendant Corp.*.........................  5,508     108,013
           Centex Corp............................    351      20,039
           CenturyTel, Inc........................    783      25,682
           Charter One Financial, Inc.............  1,269      34,453
           ChevronTexaco Corp.....................  5,967     534,703
           Chiron Corp.*..........................  1,053      46,164
           Chubb Corp.............................    945      65,205
           CIENA Corp.*...........................  1,836      26,273
           CIGNA Corp.............................    810      75,047
           Cincinnati Financial Corp..............    918      35,022
           Cinergy Corp...........................    891      29,786
           Cintas Corp............................    945      45,360
           Circuit City Stores, Inc...............  1,161      30,128
           Cisco Systems, Inc.*................... 41,121     744,700
           Citigroup, Inc......................... 28,836   1,455,640
           Citizens Communications Co.*...........  1,566      16,694
           Citrix Systems, Inc.*..................  1,053      23,861
           Clear Channel Communications, Inc.*....  3,348     170,447
           Clorox Co..............................  1,296      51,257
           CMS Energy Corp........................    756      18,167
           Coca-Cola Co........................... 13,932     656,893
           Coca-Cola Enterprises, Inc.............  2,484      47,047
           Colgate-Palmolive Co...................  3,105     179,314
           Comcast Corp.--Special Class A*........  5,292     190,512
           Comerica, Inc..........................    999      57,243
           Compaq Computer Corp...................  9,504      92,759
           Computer Associates International, Inc.  3,240     111,748

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Computer Sciences Corp.*...........    945 $    46,286
             Compuware Corp.*...................  2,079      24,511
             Comverse Technology, Inc.*.........  1,053      23,556
             ConAgra Foods, Inc.................  3,024      71,880
             Concord EFS, Inc.*.................  2,835      92,931
             Conexant Systems, Inc.*............  1,431      20,549
             Conoco, Inc........................  3,510      99,333
             Conseco, Inc.*.....................  1,944       8,670
             Consolidated Edison, Inc...........  1,188      47,948
             Constellation Energy Group, Inc....    918      24,373
             Convergys Corp.*...................    972      36,440
             Cooper Industries, Inc.............    513      17,914
             Cooper Tire & Rubber Co............    405       6,464
             Coors (Adolph) Co.--Class B........    189      10,093
             Corning, Inc.......................  5,292      47,205
             Costco Wholesale Corp.*............  2,538     112,636
             Countrywide Credit Industries, Inc.    675      27,655
             Crane Co...........................    324       8,307
             CSX Corp...........................  1,188      41,639
             Cummins, Inc.......................    243       9,365
             CVS Corp...........................  2,187      64,735
             Dana Corp..........................    837      11,618
             Danaher Corp.......................    810      48,851
             Darden Restaurants, Inc............    648      22,939
             Deere & Co.........................  1,323      57,763
             Dell Computer Corp.*............... 14,634     397,752
             Delphi Automotive Systems Corp.....  3,132      42,782
             Delta Air Lines, Inc...............    702      20,541
             Deluxe Corp........................    378      15,717
             Devon Energy Corp..................    702      27,132
             Dillard's, Inc.--Class A...........    459       7,344
             Dollar General Corp................  1,863      27,759
             Dominion Resources, Inc............  1,485      89,249
             Donnelley (R.R.) & Sons Co.........    648      19,239
             Dover Corp.........................  1,134      42,037
             Dow Chemical Co....................  5,049     170,555
             Dow Jones & Co., Inc...............    486      26,599
             DTE Energy Co......................    918      38,501
             Du Pont (E.I.) de Nemours..........  5,751     244,476
             Duke Energy Corp...................  4,347     170,662
             Dynegy, Inc.--Class A..............  1,836      46,818
             Eastman Chemical Co................    432      16,857
             Eastman Kodak Co...................  1,620      47,677
             Eaton Corp.........................    378      28,127
             Ecolab, Inc........................    729      29,342
             Edison International*..............  1,836      27,724
             El Paso Corp.......................  2,862     127,673
             Electronic Data Systems Corp.......  2,646     181,383
             Eli Lilly & Co.....................  6,291     494,095
             EMC Corp.*......................... 12,420     166,925
             Emerson Electric Co................  2,403     137,211
             Engelhard Corp.....................    729      20,179
             Entergy Corp.......................  1,242      48,575
             EOG Resources, Inc.................    648      25,343
             Equifax, Inc.......................    810      19,562
             Equity Office Properties Trust.....  2,322      69,845
             Equity Residential Properties Trust  1,512      43,410
             Exelon Corp........................  1,809      86,615
             Exxon Mobil Corp................... 38,340   1,506,763

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Family Dollar Stores, Inc..............    972 $    29,141
           Fannie Mae.............................  5,589     444,326
           Federated Department Stores, Inc.*.....  1,080      44,172
           FedEx Corp.*...........................  1,674      86,847
           Fifth Third Bancorp....................  3,240     198,709
           First Data Corp........................  2,133     167,334
           FirstEnergy Corp.......................  1,674      58,557
           Fiserv, Inc.*..........................  1,053      44,563
           Fleet Boston Financial Corp............  5,859     213,854
           Fluor Corp.............................    459      17,166
           Ford Motor Co.......................... 10,152     159,589
           Forest Laboratories, Inc.*.............    999      81,868
           Fortune Brands, Inc....................    837      33,137
           FPL Group, Inc.........................    999      56,344
           Franklin Resources, Inc................  1,458      51,424
           Freddie Mac............................  3,888     254,275
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    810      10,846
           Gannett Co., Inc.......................  1,485      99,837
           Gap, Inc...............................  4,833      67,372
           Gateway, Inc.*.........................  1,809      14,544
           General Dynamics Corp..................  1,134      90,312
           General Electric Co.................... 55,647   2,230,331
           General Mills, Inc.....................  2,052     106,725
           General Motors Corp....................  3,105     150,903
           Genuine Parts Co.......................    972      35,672
           Genzyme Corp.--General Division*.......  1,188      71,114
           Georgia Pacific Corp...................  1,296      35,783
           Gillette Co............................  5,913     197,494
           Golden West Financial Corp.............    891      52,435
           Goodrich Corp..........................    567      15,094
           Goodyear Tire & Rubber Co..............    918      21,858
           Grainger (W.W.), Inc...................    513      24,624
           Great Lakes Chemical Corp..............    270       6,556
           Guidant Corp.*.........................  1,701      84,710
           Halliburton Co.........................  2,403      31,479
           Harley-Davidson, Inc...................  1,701      92,381
           Harrah's Entertainment, Inc.*..........    621      22,983
           Hartford Financial Services Group, Inc.  1,377      86,517
           Hasbro, Inc............................    972      15,776
           HCA, Inc...............................  2,889     111,342
           Health Management Associates, Inc.--
            Class A*..............................  1,377      25,337
           Healthsouth Corp.*.....................  2,187      32,411
           Heinz (H.J.) Co........................  1,971      81,048
           Hercules, Inc.*........................    621       6,210
           Hershey Foods Corp.....................    756      51,181
           Hewlett-Packard Co..................... 10,881     223,496
           Hilton Hotels Corp.....................  2,079      22,703
           Home Depot, Inc........................ 13,122     669,353
           Honeywell International, Inc...........  4,563     154,321
           Household International, Inc...........  2,565     148,616
           Humana, Inc.*..........................    945      11,142
           Huntington Bancshares, Inc.............  1,404      24,135
           Illinois Tool Works, Inc...............  1,701     115,192
           Immunex Corp.*.........................  3,051      84,543
           IMS Health, Inc........................  1,647      32,133
           Inco Ltd.*.............................  1,026      17,380
           Ingersoll-Rand Co......................    945      39,510

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Intel Corp.............................. 37,611 $ 1,182,865
          International Business Machines Corp....  9,666   1,169,200
          International Flavors & Fragrances, Inc.    540      16,043
          International Game Technology*..........    405      27,662
          International Paper Co..................  2,700     108,945
          Interpublic Group of Cos., Inc..........  2,106      62,211
          Intuit, Inc.*...........................  1,188      50,823
          ITT Industries, Inc.....................    486      24,543
          J.P. Morgan Chase & Co.................. 11,070     402,394
          Jabil Circuit, Inc.*....................  1,107      25,151
          JDS Uniphase Corp.*.....................  7,452      64,683
          Jefferson-Pilot Corp....................    837      38,728
          John Hancock Financial Services, Inc....  1,674      69,136
          Johnson & Johnson....................... 17,199   1,016,460
          Johnson Controls, Inc...................    486      39,245
          Jones Apparel Group, Inc.*..............    702      23,285
          K Mart Corp.*...........................  2,781      15,184
          KB Home.................................    270      10,827
          Kellogg Co..............................  2,268      68,267
          Kerr-McGee Corp.........................    567      31,072
          KeyCorp.................................  2,376      57,832
          KeySpan Corp............................    783      27,131
          Kimberly-Clark Corp.....................  2,943     175,991
          Kinder Morgan, Inc......................    621      34,583
          King Pharmaceuticals, Inc.*.............  1,377      58,013
          KLA-Tencor Corp.*.......................  1,026      50,849
          Knight Ridder, Inc......................    459      29,803
          Kohls Corp.*............................  1,890     133,132
          Kroger Co.*.............................  4,509      94,103
          Leggett & Platt, Inc....................  1,107      25,461
          Lexmark International Group, Inc.*......    729      43,011
          Limited, Inc............................  2,403      35,372
          Lincoln National Corp...................  1,053      51,144
          Linear Technology Corp..................  1,782      69,569
          Liz Claiborne, Inc......................    297      14,776
          Lockheed Martin Corp....................  2,457     114,668
          Loews Corp..............................  1,080      59,810
          Louisiana-Pacific Corp..................    594       5,013
          Lowe's Cos., Inc........................  4,347     201,744
          LSI Logic Corp.*........................  2,052      32,381
          Lucent Technologies, Inc................ 19,143     120,409
          Manor Care, Inc.*.......................    567      13,444
          Marriott International, Inc.--Class A...  1,350      54,877
          Marsh & McLennan Cos., Inc..............  1,539     165,366
          Masco Corp..............................  2,565      62,842
          Mattel, Inc.............................  2,430      41,796
          Maxim Integrated Products, Inc.*........  1,809      94,991
          May Department Stores Co................  1,674      61,905
          Maytag Corp.............................    432      13,405
          MBIA, Inc...............................    837      44,888
          MBNA Corp...............................  4,779     168,221
          McDermott International, Inc.*..........    351       4,307
          McDonald's Corp.........................  7,209     190,822
          McGraw-Hill Cos., Inc...................  1,080      65,858
          McKesson Corp...........................  1,593      59,578
          Mead Corp...............................    567      17,515
          MedImmune, Inc.*........................  1,188      55,064
          Medtronic, Inc..........................  6,777     347,050
          Mellon Financial Corp...................  2,619      98,527

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            Merck & Co., Inc..................... 12,744 $   749,347
            Mercury Interactive Corp.*...........    459      15,597
            Meredith Corp........................    270       9,626
            Merrill Lynch & Co., Inc.............  4,752     247,674
            MetLife, Inc.........................  4,050     128,304
            MGIC Investment Corp.................    594      36,662
            Micron Technology, Inc.*.............  3,348     103,788
            Microsoft Corp.*..................... 30,186   1,999,823
            Millipore Corp.......................    270      16,389
            Minnesota Mining & Mfg. Co...........  2,187     258,525
            Mirant Corp.*........................  1,917      30,710
            Molex, Inc...........................  1,107      34,262
            Moody's Corp.........................    864      34,439
            Morgan Stanley Dean Witter & Co......  6,156     344,367
            Motorola, Inc........................ 12,474     187,359
            Nabors Industries, Inc.*.............    783      26,880
            National City Corp...................  3,402      99,474
            National Semiconductor Corp.*........    999      30,759
            Navistar International Corp.*........    324      12,798
            NCR Corp.*...........................    540      19,904
            Network Appliance, Inc.*.............  1,863      40,744
            New York Times Co.--Class A..........    837      36,200
            Newell Rubbermaid, Inc...............  1,485      40,941
            Newmont Mining Corp..................  1,107      21,155
            Nextel Communications, Inc.--Class A*  4,482      49,123
            Niagara Mohawk Holdings, Inc.*.......    891      15,797
            NICOR, Inc...........................    243      10,119
            Nike, Inc.--Class B..................  1,512      85,035
            NiSource, Inc........................  1,161      26,773
            Noble Drilling Corp.*................    729      24,815
            Nordstrom, Inc.......................    756      15,294
            Norfolk Southern Corp................  2,160      39,593
            Nortel Networks Corp................. 17,928     134,460
            Northern Trust Corp..................  1,242      74,793
            Northrop Grumman Corp................    621      62,603
            Novell, Inc.*........................  2,025       9,295
            Novellus Systems, Inc.*..............    810      31,955
            Nucor Corp...........................    432      22,879
            NVIDIA Corp.*........................    810      54,189
            Occidental Petroleum Corp............  2,106      55,872
            Office Depot, Inc.*..................  1,728      32,037
            Omnicom Group........................  1,053      94,086
            Oracle Corp.*........................ 31,185     430,665
            PACCAR, Inc..........................    432      28,348
            Pactiv Corp.*........................    891      15,815
            Pall Corp............................    675      16,241
            Palm, Inc.*..........................  3,186      12,362
            Parametric Technology Corp.*.........  1,485      11,598
            Parker Hannifin Corp.................    648      29,750
            Paychex, Inc.........................  2,106      73,394
            Penney (J.C.) Co.....................  1,485      39,947
            Peoples Energy Corp..................    189       7,169
            PeopleSoft, Inc.*....................  1,701      68,380
            PepsiCo, Inc.........................  9,801     477,211
            PerkinElmer, Inc.....................    702      24,584
            Pfizer, Inc.......................... 35,235   1,404,115
            PG&E Corp............................  2,160      41,558
            Pharmacia Corp.......................  7,236     308,615
            Phelps Dodge Corp....................    432      13,997

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Philip Morris Cos., Inc................. 12,150 $   557,078
          Phillips Petroleum Co...................  2,133     128,535
          Pinnacle West Capital Corp..............    486      20,339
          Pitney Bowes, Inc.......................  1,377      51,789
          Placer Dome, Inc........................  1,836      20,031
          PMC-Sierra, Inc.*.......................    918      19,517
          PNC Financial Services Group............  1,593      89,527
          Power-One, Inc.*........................    432       4,497
          PPG Industries, Inc.....................    945      48,875
          PPL Corp................................    810      28,229
          Praxair, Inc............................    891      49,228
          Procter & Gamble Co.....................  7,263     574,721
          Progress Energy, Inc....................  1,215      54,711
          Progressive Corp........................    405      60,467
          Providian Financial Corp................  1,593       5,655
          Public Service Enterprise Group, Inc....  1,161      48,983
          Pulte Homes, Inc........................    324      14,473
          QLogic Corp.*...........................    513      22,834
          Qualcomm, Inc.*.........................  4,293     216,797
          Quintiles Transnational Corp.*..........    675      10,834
          Qwest Communications International, Inc.  9,342     132,002
          RadioShack Corp.........................    999      30,070
          Raytheon Co.............................  2,187      71,012
          Reebok International Ltd.*..............    324       8,586
          Regions Financial Corp..................  1,269      37,994
          Reliant Energy, Inc.....................  1,674      44,394
          Robert Half International, Inc.*........    972      25,952
          Rockwell Collins, Inc...................  1,026      20,007
          Rockwell International Corp.............  1,026      18,324
          Rohm & Haas Co..........................  1,242      43,010
          Rowan Cos., Inc.*.......................    513       9,937
          Royal Dutch Petroleum Co.--ADR.......... 11,907     583,681
          Ryder System, Inc.......................    351       7,775
          Sabre Holdings Corp.*...................    756      32,017
          SAFECO Corp.............................    729      22,708
          Safeway, Inc.*..........................  2,808     117,233
          Sanmina-SCI Corp.*......................  2,916      58,028
          Sapient Corp.*..........................    702       5,419
          Sara Lee Corp...........................  4,401      97,834
          SBC Communications, Inc................. 18,846     738,198
          Schering-Plough Corp....................  8,208     293,928
          Schlumberger Ltd........................  3,240     178,038
          Schwab (Charles) Corp...................  7,668     118,624
          Scientific-Atlanta, Inc.................    864      20,684
          Seagate Technology, Inc.*/(a)/..........  2,565           0
          Sealed Air Corp.*.......................    459      18,737
          Sears, Roebuck & Co.....................  1,809      86,181
          Sempra Energy...........................  1,161      28,503
          Sherwin-Williams Co.....................    864      23,760
          Siebel Systems, Inc.*...................  2,592      72,524
          Sigma-Aldrich Corp......................    405      15,961
          Snap-on, Inc............................    324      10,906
          Solectron Corp.*........................  4,590      51,775
          Southern Co.............................  3,888      98,560
          SouthTrust Corp.........................  1,917      47,292
          Southwest Airlines Co...................  4,293      79,334
          Sprint Corp. (FON Group)................  4,968      99,757
          Sprint Corp. (PCS Group)*...............  5,535     135,109
          St. Jude Medical, Inc.*.................    486      37,738

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          St. Paul Companies, Inc..................  1,161 $    51,049
          Stanley Works............................    486      22,633
          Staples, Inc.*...........................  2,592      48,470
          Starbucks Corp.*.........................  2,133      40,634
          Starwood Hotels & Resorts Worldwide, Inc.  1,107      33,044
          State Street Corp........................  1,836      95,931
          Stilwell Financial, Inc..................  1,242      33,807
          Stryker Corp.............................  1,107      64,616
          Sun Microsystems, Inc.*.................. 18,171     223,503
          Sunoco, Inc..............................    432      16,131
          SunTrust Banks, Inc......................  1,620     101,574
          SuperValu, Inc...........................    756      16,723
          Symbol Technologies, Inc.................  1,269      20,152
          Synovus Financial Corp...................  1,620      40,581
          Sysco Corp...............................  3,726      97,696
          T. Rowe Price Group, Inc.................    702      24,380
          Target Corp..............................  5,049     207,261
          TECO Energy, Inc.........................    783      20,546
          Tektronix, Inc.*.........................    513      13,225
          Tellabs, Inc.*...........................  2,295      34,333
          Temple-Inland, Inc.......................    270      15,317
          Tenet Healthcare Corp.*..................  1,836     107,810
          Teradyne, Inc.*..........................  1,026      30,924
          Texas Instruments, Inc...................  9,720     272,159
          Textron, Inc.............................    783      32,463
          The Pepsi Bottling Group, Inc............  1,593      37,436
          Thermo Electron Corp.*...................    999      23,836
          Thomas & Betts Corp......................    324       6,853
          Tiffany & Co.............................    810      25,491
          TJX Cos., Inc............................  1,539      61,345
          TMP Worldwide, Inc.*.....................    621      26,641
          Torchmark Corp...........................    702      27,610
          Toys R Us, Inc.*.........................  1,107      22,959
          Transocean Sedco Forex, Inc..............  1,782      60,267
          Tribune Co...............................  1,674      62,658
          Tricon Global Restaurants, Inc.*.........    810      39,852
          TRW, Inc.................................    702      26,002
          Tupperware Corp..........................    324       6,237
          TXU Corp.................................  1,485      70,018
          Tyco International Ltd................... 11,178     658,384
          U.S. Bancorp............................. 10,935     228,870
          Unilever NV--ADR.........................  3,213     185,100
          Union Pacific Corp.......................  1,404      80,028
          Union Planters Corp......................    783      35,337
          Unisys Corp.*............................  1,782      22,346
          United Technologies Corp.................  2,619     169,266
          UnitedHealth Group, Inc..................  1,755     124,201
          Univision Communications, Inc., Class A*.  1,188      48,066
          Unocal Corp..............................  1,377      49,668
          UnumProvident Corp.......................  1,350      35,789
          US Airways Group, Inc.*..................    378       2,397
          USA Education, Inc.......................    891      74,862
          UST, Inc.................................    918      32,130
          USX-Marathon Group, Inc..................  1,728      51,840
          USX-U.S. Steel Group, Inc................    513       9,290
          Veritas Software Corp.*..................  2,241     100,464
          Verizon Communications, Inc.............. 15,228     722,721
          VF Corp..................................    621      24,225
          Viacom, Inc.--Class B*...................  9,936     438,674

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001

            Common Stocks, continued
                                                 Shares      Value
                                                --------- -----------
           Visteon Corp........................     729   $    10,964
           Vitesse Semiconductor Corp.*........   1,080        13,424
           Vulcan Materials Co.................     567        27,182
           Wachovia Corp.......................   7,641       239,622
           Wal-Mart Stores, Inc................  24,975     1,437,311
           Walgreen Co.........................   5,724       192,670
           Walt Disney Co......................  11,421       236,643
           Washington Mutual, Inc..............   4,914       160,688
           Waste Management, Inc...............   3,510       112,005
           Waters Corp.*.......................     729        28,249
           Watson Pharmaceuticals, Inc.*.......     594        18,646
           Wellpoint Health Networks, Inc.*....     351        41,014
           Wells Fargo & Co....................   9,504       412,948
           Wendy's International, Inc..........     594        17,327
           Westvaco Corp.......................     567        16,131
           Weyerhaeuser Co.....................   1,215        65,707
           Whirlpool Corp......................     378        27,719
           Willamette Industries, Inc..........     621        32,367
           Williams Cos., Inc..................   2,889        73,728
           Winn-Dixie Stores, Inc..............     783        11,158
           WorldCom, Inc.--WorldCom Group*.....  16,524       232,658
           Worthington Industries, Inc.........     486         6,901
           Wrigley (WM.) JR Co.................   1,269        65,189
           Xcel Energy, Inc....................   1,944        53,927
           Xerox Corp..........................   4,023        41,920
           Xilinx, Inc.*.......................   1,863        72,750
           XL Capital Ltd., Class A............     756        69,068
           Yahoo!, Inc.*.......................   3,186        56,520
           Zimmer Holdings, Inc.*..............   1,080        32,983
           Zions Bancorporation................     513        26,974
                                                          -----------
           TOTAL COMMON STOCKS.................            58,563,590
                                                          -----------
            Rights/Warrants (0.0%)
           Progress Energy, Inc.--CVO*.........     987             0
                                                          -----------
           TOTAL RIGHTS/WARRANTS...............                     0
                                                          -----------
            Options Purchased (15.0%)
                                                Contracts
                                                ---------
           S&P 500 Call Option expiring January
            2002 @ $600........................      75    10,275,000
                                                          -----------
           TOTAL OPTIONS PURCHASED.............            10,275,000
                                                          -----------

         Repurchase Agreement (6.1%)
                                                Principal
                                                 Amount      Value
                                                ---------- -----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $4,181,348 (Collateralized by Federal
         Farm Credit Bank security)............ $4,181,000 $ 4,181,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              4,181,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $62,522,375)/(b)/--106.5%.......             73,019,590
        Liabilities in excess of other
         assets--(6.5)%........................             (4,434,974)
                                                           -----------
        NET ASSETS--100.0%.....................            $68,584,616
                                                           ===========
         Futures Contracts Purchased
                                                           Unrealized
                                                Contracts     Gain
                                                ---------- -----------
        S&P 500 Future Contract expiring March
         2002 (Underlying face amount at value
         $56,826,000)..........................    198     $   944,422

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Costfor federal income taxes is $144,324,762 and differs from cost basis for financial reporting purposes by the amount of gains and losses recognized for financial reporting purposes in excess of federal income tax reporting of $81,465,262 for wash sales and $337,125 for options. Net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 10,218,043
                   Unrealized depreciation....  (81,523,215)
                                               ------------
                   Net unrealized depreciation $(71,305,172)
                                               ============

ADR--American Depositary Receipt.
CVO--Contingent Value Obligation.

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraBull ProFund                       Investments
                                                December 31, 2001


   The UltraBull ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.2%
                    Aerospace/Defense................  1.1%
                    Agriculture......................  0.9%
                    Airlines.........................  0.2%
                    Apparel..........................  0.2%
                    Auto Manufacturers...............  0.5%
                    Auto Parts & Equipment...........  0.2%
                    Banks............................  5.7%
                    Beverages........................  2.2%
                    Biotechnology....................  0.8%
                    Building Materials...............  0.1%
                    Chemicals........................  1.1%
                    Commercial Services..............  0.8%
                    Computers........................  4.1%
                    Cosmetics/Personal Care..........  1.8%
                    Distribution/Wholesale...........  0.1%
                    Diversified Financial Services...  5.3%
                    Electric.........................  2.3%
                    Electrical Components & Equipment  0.3%
                    Electronics......................  0.7%
                    Engineering & Construction.......  0.0%
                    Entertainment....................  0.0%
                    Environmental Control............  0.2%
                    Food.............................  1.8%
                    Forest & Paper Products..........  0.4%
                    Health Care......................  3.6%
                    Home Builders....................  0.1%
                    Home Furnishings.................  0.1%
                    Household Products...............  0.3%
                    Insurance........................  3.8%
                    Internet.........................  0.3%
                    Iron/Steel.......................  0.1%
                    Leisure Time.....................  0.3%
                    Lodging..........................  0.2%
                    Machinery & Equipment............  0.5%
                    Manufacturing....................  5.3%
                    Media............................  3.2%
                    Metals...........................  0.0%
                    Mining...........................  0.5%
                    Office/Business Equipment........  0.1%
                    Oil & Gas........................  5.5%
                    Packaging & Containers...........  0.1%
                    Pharmaceuticals..................  7.5%
                    Pipelines........................  0.2%
                    Real Estate Investment Trust.....  0.2%
                    Retail...........................  6.1%
                    Semiconductors...................  3.7%
                    Software.........................  4.9%
                    Telecommunications...............  7.1%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  0.5%
                    Trucking & Leasing...............  0.0%
                    Other............................ 14.6%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $58,341,375)........... $  68,838,590
        Repurchase agreement, at amortized cost............     4,181,000
                                                            -------------
          Total Investments................................    73,019,590
        Cash...............................................       103,776
        Dividends and interest receivable..................        77,257
        Receivable for investments sold....................    10,854,354
        Deferred organization costs........................         2,400
        Prepaid expenses...................................        83,447
                                                            -------------
         Total Assets......................................    84,140,824
                                                            -------------
      Liabilities:
        Payable for investments purchased..................        33,489
        Payable for capital shares redeemed................    14,318,474
        Variation margin on futures contracts..............       873,270
        Advisory fees payable..............................        56,437
        Management servicing fees payable..................        11,287
        Administration fees payable........................         7,553
        Distribution and service fees payable--
         Service Class.....................................       112,814
        Other accrued expenses.............................       142,884
                                                            -------------
         Total Liabilities.................................    15,556,208
                                                            -------------
      Net Assets........................................... $  68,584,616
                                                            =============
      Net Assets consist of:
        Capital............................................ $ 186,843,791
        Accumulated undistributed net investment income....           120
        Accumulated net realized losses on investments
         and futures contracts.............................  (129,700,932)
        Net unrealized appreciation on investments and
         futures contracts.................................    11,441,637
                                                            -------------
      Net Assets........................................... $  68,584,616
                                                            =============
      Investor Class:
        Net Assets......................................... $  60,955,654
        Shares of Beneficial Interest Outstanding..........     1,065,289
        Net Asset Value (offering and redemption price per
         share)............................................ $       57.22
                                                            =============
      Service Class:
        Net Assets......................................... $   7,628,962
        Shares of Beneficial Interest Outstanding..........       138,272
        Net Asset Value (offering and redemption price per
         share)............................................ $       55.17
                                                            =============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $2,114).......... $  1,090,728
        Interest............................................      466,736
                                                             ------------
         Total Income.......................................    1,557,464
                                                             ------------
      Expenses:
        Advisory fees.......................................      777,346
        Management servicing fees...........................      155,470
        Administration fees.................................       58,087
        Distribution and service fees--Service Class........      230,466
        Transfer agent fees.................................      423,107
        Registration and filing fees........................      127,554
        Custody fees........................................      149,026
        Fund accounting fees................................      109,999
        Other fees..........................................      179,536
                                                             ------------
         Total Expenses.....................................    2,210,591
                                                             ------------
      Net Investment Loss...................................     (653,127)
                                                             ------------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and futures
         contracts..........................................  (38,854,725)
        Net change in unrealized appreciation on
         investments and futures contracts..................   (2,314,256)
                                                             ------------
         Net realized and unrealized losses on investments
          and futures contracts.............................  (41,168,981)
                                                             ------------
      Change in Net Assets Resulting from Operations........ $(41,822,108)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets
                                                                                   For the           For the
                                                                                 year ended        year ended
                                                                              December 31, 2001 December 31, 2000
                                                                              ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...............................................  $      (653,127)  $       302,884
  Net realized losses on investments and futures contracts...................      (38,854,725)      (78,469,579)
  Net change in unrealized appreciation on investments and futures contracts.       (2,314,256)         (497,783)
                                                                               ---------------   ---------------
  Change in net assets resulting from operations.............................      (41,822,108)      (78,664,478)
                                                                               ---------------   ---------------
Distributions to Shareholders From:
  Net investment income
   Investor Class............................................................               --          (339,808)
  In excess of net realized gains on investments and futures contracts
   Investor Class............................................................               --          (557,876)
   Service Class.............................................................               --          (222,979)
                                                                               ---------------   ---------------
  Change in net assets resulting from distributions..........................               --        (1,120,663)
                                                                               ---------------   ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class............................................................    2,352,531,648     2,945,575,329
   Service Class.............................................................      855,588,347     1,410,583,125
  Dividends reinvested
   Investor Class............................................................               --           809,411
   Service Class.............................................................               --           199,068
  Cost of shares redeemed
   Investor Class............................................................   (2,339,315,931)   (2,960,739,719)
   Service Class.............................................................     (870,660,244)   (1,430,585,899)
                                                                               ---------------   ---------------
  Change in net assets resulting from capital transactions...................       (1,856,180)      (34,158,685)
                                                                               ---------------   ---------------
  Change in net assets.......................................................      (43,678,288)     (113,943,826)
Net Assets:
  Beginning of year..........................................................      112,262,904       226,206,730
                                                                               ---------------   ---------------
  End of year................................................................  $    68,584,616   $   112,262,904
                                                                               ===============   ===============
Share Transactions:
  Issued
   Investor Class............................................................      153,239,939       140,167,768
   Service Class.............................................................       54,431,356        68,918,662
  Reinvested
   Investor Class............................................................               --            46,852
   Service Class.............................................................               --            11,816
  Redeemed
   Investor Class............................................................     (156,938,575)     (142,040,877)
   Service Class.............................................................      (56,235,997)      (70,004,959)
                                                                               ---------------   ---------------
  Change in shares...........................................................       (5,503,277)       (2,900,738)
                                                                               ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                              Investor Class
                                   ------------------------------------------------------------------------------

                                        For the              For the             For the           For the
                                      year ended           year ended          year ended        year ended
                                   December 31, 2001    December 31, 2000   December 31, 1999 December 31, 1998
                                   -----------------    -----------------   ----------------- -----------------
Net Asset Value, Beginning of
 Period/(b)/......................    $     84.30          $    118.35        $      91.80       $     64.30
                                      -----------          -----------        ------------       -----------
Investment Activities:
  Net investment income/(loss)....          (0.28)/(c)/           0.50/(c)/           1.75             1.95 /(c)/
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts..........         (26.80)              (34.00)              25.40             25.65
                                      -----------          -----------        ------------       -----------
  Total income/(loss) from
   investment activities..........         (27.08)              (33.50)              27.15             27.60
                                      -----------          -----------        ------------       -----------
Distributions to Shareholders
 From:
  Net investment income...........             --                (0.20)              (0.15)            (0.05)
  Net realized gains on
   investments and futures
   contracts......................             --                   --                  --             (0.05)
  In excess of net realized gains
   on investments and futures
   contracts......................             --                (0.35)              (0.45)               --
                                      -----------          -----------        ------------       -----------
  Total distributions.............             --                (0.55)              (0.60)            (0.10)
                                      -----------          -----------        ------------       -----------
Net Asset Value, End of Period....    $     57.22          $     84.30        $     118.35       $     91.80
                                      ===========          ===========        ============       ===========
Total Return......................         (32.12)%             (28.33)%             29.56%            42.95%
Ratios/Supplemental Data:
Net assets, end of year...........    $60,955,654          $80,339,625        $155,987,050       $90,854,397
Ratio of expenses to average net
 assets...........................           1.93%                1.44%               1.34%             1.50%
Ratio of net investment income/
 (loss) to average net assets.....          (0.43)%               0.49%               1.99%             2.43%
Ratio of expenses to average net
 assets*..........................           1.93%                1.44%               1.36%             1.70%
Portfolio turnover/(f)/...........           1377%                1111%                764%               --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                      For the period
                                   November 27, 1997/(a)/
                                          through
                                     December 31, 1997
                                   ---------------------
Net Asset Value, Beginning of
 Period/(b)/......................      $    62.50
                                        ----------
Investment Activities:
  Net investment income/(loss)....            0.05
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts..........            1.75
                                        ----------
  Total income/(loss) from
   investment activities..........            1.80
                                        ----------
Distributions to Shareholders
 From:
  Net investment income...........              --
  Net realized gains on
   investments and futures
   contracts......................              --
  In excess of net realized gains
   on investments and futures
   contracts......................              --
                                        ----------
  Total distributions.............              --
                                        ----------
Net Asset Value, End of Period....      $    64.30
                                        ==========
Total Return......................            2.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........      $6,043,740
Ratio of expenses to average net
 assets...........................            1.33%/(e)/
Ratio of net investment income/
 (loss) to average net assets.....            2.26%/(e)/
Ratio of expenses to average net
 assets*..........................           12.69%/(e)/
Portfolio turnover/(f)/...........              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights,
 continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                          Service Class
                               ------------------------------------------------------------------------------

                                    For the             For the              For the           For the
                                  year ended          year ended           year ended        year ended
                               December 31, 2001   December 31, 2000    December 31, 1999 December 31, 1998
                               -----------------   -----------------    ----------------- -----------------
Net Asset Value, Beginning of
 Period/(b)/..................    $    82.15          $    116.35          $     90.95       $     64.30
                                  ----------          -----------          -----------       -----------
Investment Activities:
 Net investment income/(loss).         (0.88)/(c)/          (0.55)/(c)/           0.40             1.20 /(c)/
 Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts..................        (26.10)              (33.30)               25.45             25.50
                                  ----------          -----------          -----------       -----------
 Total income/(loss) from
   investment activities......        (26.98)              (33.85)               25.85             26.70
                                  ----------          -----------          -----------       -----------
Distributions to Shareholders
 From:
 Net investment income........            --                   --                   --                --/(d)/
 Net realized gains on
   investments and futures
   contracts..................            --                   --                   --             (0.05)
 In excess of net realized
   gains on investments and
   futures contracts..........            --                (0.35)               (0.45)               --
                                  ----------          -----------          -----------       -----------
 Total distributions..........            --                (0.35)               (0.45)            (0.05)
                                  ----------          -----------          -----------       -----------
Net Asset Value, End of Period    $    55.17          $     82.15          $    116.35       $     90.95
                                  ==========          ===========          ===========       ===========
Total Return..................        (32.84)%             (29.12)%              28.42%            41.48%
Ratios/Supplemental Data:
Net assets, end of year.......    $7,628,962          $31,923,279          $70,219,680       $10,991,484
Ratio of expenses to average
 net assets...................          2.87%                2.43%                2.34%             2.39%
Ratio of net investment
 income/ (loss) to average
 net assets...................         (1.35)%              (0.54)%               0.79%             1.53%
Ratio of expenses to average
 net assets*..................          2.87%                2.43%                2.36%             2.84%
Portfolio turnover/(g)/.......          1377%                1111%                 764%               --

 Financial Highlights,
 continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.


                                  For the period
                               November 27, 1997/(a)/
                                      through
                                 December 31, 1997
                               ---------------------
Net Asset Value, Beginning of
 Period/(b)/..................      $    62.50
                                    ----------
Investment Activities:
 Net investment income/(loss).            0.05
 Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts..................            1.75
                                    ----------
 Total income/(loss) from
   investment activities......            1.80
                                    ----------
Distributions to Shareholders
 From:
 Net investment income........              --
 Net realized gains on
   investments and futures
   contracts..................              --
 In excess of net realized
   gains on investments and
   futures contracts..........              --
                                    ----------
 Total distributions..........              --
                                    ----------
Net Asset Value, End of Period      $    64.30
                                    ==========
Total Return..................            2.90%/(e)/
Ratios/Supplemental Data:
Net assets, end of year.......      $2,394,297
Ratio of expenses to average
 net assets...................            1.33%/(f)/
Ratio of net investment
 income/ (loss) to average
 net assets...................            1.69%/(f)/
Ratio of expenses to average
 net assets*..................           13.69%/(f)/
Portfolio turnover/(g)/.......              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             UltraMid-Cap ProFund

   For the year ended December 31, 2001, the UltraMid-Cap ProFund had a NAV total return of - 16.91%* for Investor Class shares, compared to a return of
- 1.64% for the unmanaged S&P MidCap 400 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index, which consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraMid-Cap ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the S&P MidCap 400 Index (1.00 equals perfect correlation).

   The performance of the S&P MidCap 400 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P MidCap 400 Index or any of the companies included in the S&P MidCap 400 Index.

                                    [CHART]

        $9,140 -UltraMidCap - Investor   $8,950 - UltraMidCap - Service   $11,370 - S&P MidCap 400
        ------------------------------   ------------------------------   ------------------------
2/7/00               10,000                           10,000                       10,000
 3/00                12,047                           12,023                       11,178
 6/00                10,553                           10,503                       10,777
 9/00                12,717                           12,617                       12,053
12/00                11,000                           10,887                       11,559
 3/01                 8,267                            8,157                       10,288
 6/01                10,117                            9,957                       11,612
 9/01                 6,777                            6,657                        9,664
12/01                 9,140                            8,950                       11,370

------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
------------------------------------------------------------
                                                 Since
                                               Inception
                                1 Year          (2/7/00)
------------------------------------------------------------
Investor                        (16.91)%        (4.63)%
Service                         (17.79)%        (5.68)%
------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraMid-Cap ProFund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraMid-Cap ProFund                    Investments
                                                December 31, 2001


         Common Stocks (93.1%)
                                                     Shares    Value
                                                     ------ -----------
        3Com Corp.*................................. 13,949 $    88,995
        Abercrombie & Fitch Co.--Class A*...........  3,996     106,014
        Acxiom Corp.*...............................  3,478      60,761
        ADTRAN, Inc.*...............................  1,591      40,602
        Advanced Fibre Communications, Inc.*........  3,293      58,187
        Advent Software, Inc.*......................  1,369      68,382
        Affiliated Computer Services, Inc.--Class A*  2,405     255,243
        AGCO Corp...................................  2,886      45,541
        AGL Resources, Inc..........................  2,183      50,253
        Airborne, Inc...............................  1,924      28,533
        Airgas, Inc.*...............................  2,775      41,958
        AK Steel Holding Corp.......................  4,329      49,264
        Alaska Air Group, Inc.*.....................  1,073      31,224
        Albany International Corp.--Class A.........  1,258      27,299
        Albemarle Corp..............................  1,813      43,512
        Alexander & Baldwin, Inc....................  1,628      43,468
        ALLETE, Inc.................................  3,330      83,916
        Alliant Energy Corp.........................  3,515     106,715
        Allmerica Financial Corp....................  2,109      93,956
        American Eagle Outfitters, Inc.*............  2,886      75,527
        American Financial Group, Inc...............  2,738      67,218
        American Standard Cos.*.....................  2,886     196,911
        American Water Works Co., Inc...............  4,033     168,378
        AmeriCredit Corp.*..........................  3,404     107,396
        Ametek, Inc.................................  1,332      42,477
        Apogent Technologies, Inc.*.................  4,255     109,779
        Apollo Group, Inc.--Class A*................  4,588     206,507
        Apria Healthcare Group, Inc.*...............  2,183      54,553
        Arch Coal, Inc..............................  2,109      47,874
        Arrow Electronics, Inc.*....................  3,996     119,480
        Arthur J. Gallagher & Co....................  3,404     117,404
        ArvinMeritor, Inc...........................  2,664      52,321
        Ascential Software Corp.*................... 10,434      42,258
        Associated Banc-Corp........................  2,627      92,707
        Astoria Financial Corp......................  3,700      97,902
        Atlas Air, Inc.*............................  1,517      22,224
        Atmel Corp.*................................ 18,685     137,708
        Avnet, Inc..................................  4,736     120,626
        Avocent Corp.*..............................  1,776      43,068
        Bandag, Inc.................................    814      28,295
        Banknorth Group, Inc........................  6,105     137,485
        Banta Corp..................................    999      29,490
        Barnes & Noble, Inc.*.......................  2,701      79,950
        Barr Laboratories, Inc.*....................  1,702     135,071
        Beckman Coulter, Inc........................  2,442     108,181
        Belo (A.H.) Corp.--Class A..................  4,403      82,556
        BJ Services Co.*............................  6,586     213,715
        BJ's Wholesale Club, Inc.*..................  2,923     128,904
        Black Hills Corp............................  1,073      36,310
        Blyth, Inc..................................  1,887      43,873
        Bob Evans Farms, Inc........................  1,406      34,545
        Borders Group, Inc.*........................  3,256      64,599
        BorgWarner, Inc.............................  1,073      56,064
        Bowater, Inc................................  2,183     104,130
        Brinker International, Inc.*................  3,959     117,820
        Broadwing, Inc.*............................  8,769      83,306
        C.H. Robinson Worldwide, Inc................  3,404      98,427
        Cabot Corp..................................  2,516      89,821
        Cabot Microelectronics Corp.*...............    962      76,239

               Common Stocks, continued
                                               Shares    Value
                                               ------ -----------
              Cadence Design Systems, Inc.*...  9,805 $   214,926
              Callaway Golf Co................  3,145      60,227
              Carlisle Companies, Inc.........  1,221      45,153
              Carpenter Technology Corp.......    888      23,639
              Catalina Marketing Corp.*.......  2,220      77,034
              CBRL Group, Inc.................  2,220      65,357
              CDW Computer Centers, Inc.*.....  3,552     190,777
              Ceridian Corp.*.................  5,883     110,306
              Certegy, Inc.*..................  2,775      94,961
              CheckFree Holdings Corp.*.......  3,108      55,944
              Choicepoint, Inc.*..............  2,516     127,536
              Church & Dwight, Inc............  1,554      41,383
              Cirrus Logic, Inc.*.............  3,182      42,066
              City National Corp..............  1,924      90,139
              Claire's Stores, Inc............  1,961      29,611
              Clayton Homes, Inc..............  5,513      94,272
              CLECO Corp......................  1,813      39,832
              CNF, Inc........................  1,961      65,792
              Coach, Inc.*....................  1,739      67,786
              Colonial BancGroup, Inc.........  4,625      65,166
              Commscope, Inc.*................  2,072      44,071
              Compass Bancshares, Inc.........  5,106     144,500
              Conectiv, Inc...................  3,552      86,988
              Cooper Cameron Corp.*...........  2,183      88,106
              COR Therapeutics, Inc.*.........  2,220      53,125
              Covance, Inc.*..................  2,368      53,754
              Covanta Energy Corp.*...........  1,998       9,031
              Credence Systems Corp.*.........  2,405      44,661
              Cree Research, Inc.*............  2,627      77,391
              Crompton Corp...................  4,551      40,959
              CSG Systems International, Inc.*  2,146      86,806
              Cypress Semiconductor Corp.*....  4,847      96,601
              Cytec Industries, Inc.*.........  1,591      42,957
              CYTYC Corp.*....................  4,662     121,678
              Dean Foods Co...................  1,772     120,850
              DENTSPLY International, Inc.....  2,072     104,014
              DeVRY, Inc.*....................  2,812      80,001
              Dial Corp.......................  3,811      65,358
              Diebold, Inc....................  2,849     115,214
              Dime Bancorp, Inc...............  4,736     170,875
              Dole Food Co., Inc..............  2,257      60,555
              Dollar Tree Stores, Inc.*.......  4,514     139,528
              Donaldson Co., Inc..............  1,776      68,980
              DPL, Inc........................  5,069     122,063
              DQE, Inc........................  2,257      42,725
              Dreyer's Grand Ice Cream, Inc...  1,369      52,720
              DSP Group, Inc.*................  1,073      24,958
              DST Systems, Inc.*..............  4,847     241,623
              Dun & Bradstreet Corp.*.........  3,145     111,019
              Dycom Industries, Inc.*.........  1,739      29,059
              E*TRADE Group, Inc.*............ 14,948     153,217
              Eaton Vance Corp................  2,775      98,651
              Education Management Corp.*.....  1,369      49,626
              Edwards (A.G.), Inc.............  3,145     138,915
              Edwards Lifesciences Corp.*.....  2,368      65,428
              EGL, Inc.*......................  1,924      26,840
              Electronic Arts, Inc.*..........  5,513     330,503
              Emmis Communications Corp.*.....  1,887      44,609
              Energizer Holdings, Inc.*.......  3,700      70,485

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraMid-Cap ProFund                    Investments
                                                December 31, 2001

         Common Stocks, continued
                                                     Shares    Value
                                                     ------ -----------
        Energy East Corp............................ 4,699  $    89,234
        Ensco International, Inc.................... 5,402      134,240
        Enterasys Networks, Inc.*................... 7,770       68,765
        Entercom Communications Corp.*.............. 1,813       90,650
        Equitable Resources, Inc.................... 2,553       86,981
        Everest Re Group Ltd........................ 1,850      130,795
        Expeditors International of Washington, Inc. 2,072      117,999
        Express Scripts, Inc.--Class A*............. 3,182      148,790
        Extended Stay America, Inc.*................ 3,737       61,287
        Fastenal Co................................. 1,517      100,774
        Federal Signal Corp......................... 1,813       40,376
        FEI Co.*.................................... 1,295       40,805
        Ferro Corp.................................. 1,369       35,320
        Fidelity National Financial, Inc............ 3,441       85,337
        First Health Group Corp.*................... 3,996       98,862
        First Tennessee National Corp............... 5,069      183,802
        First Virginia Banks, Inc................... 1,924       97,662
        FirstMerit Corp............................. 3,404       92,214
        Flowserve Corp.*............................ 1,776       47,259
        Forest Oil Corp.*........................... 1,887       53,232
        Fuller (H. B.) Co........................... 1,147       32,999
        Furniture Brands International, Inc.*....... 2,035       65,161
        Gartner Group, Inc.--Class B*............... 3,441       38,539
        GATX Corp................................... 1,961       63,772
        Gentex Corp.*............................... 2,997       80,110
        Gilead Sciences, Inc.*...................... 3,848      252,890
        Glatfelter (P.H.) Co........................ 1,702       26,517
        Golden State Bancorp, Inc................... 5,439      142,230
        Granite Construction, Inc................... 1,664       40,069
        Grant Prideco, Inc.*........................ 4,403       50,635
        Great Plains Energy, Inc.................... 2,479       62,471
        Greater Bay Bancorp......................... 1,998       57,103
        GreenPoint Financial Corp................... 4,033      144,180
        GTECH Holdings Corp.*....................... 1,147       51,948
        Hanover Compressor Co.*..................... 2,553       64,489
        Harris Corp................................. 2,664       81,279
        Harsco Corp................................. 1,591       54,571
        Harte-Hanks, Inc............................ 2,516       70,876
        Hawaiian Electric Industries, Inc........... 1,369       55,143
        HCC Insurance Holdings, Inc................. 2,442       67,277
        Health Net, Inc.*........................... 4,958      107,985
        Helmerich & Payne, Inc...................... 2,035       67,928
        Henry (Jack) & Associates, Inc.............. 3,552       77,576
        Henry Schein, Inc.*......................... 1,702       63,025
        Herman Miller, Inc.......................... 3,034       71,785
        Hibernia Corp............................... 6,401      113,874
        Hillenbrand Industries, Inc................. 2,516      139,059
        Hispanic Broadcasting Corp.--Class A*....... 4,366      111,333
        HON Industries, Inc......................... 2,368       65,475
        Horace Mann Educators Corp.................. 1,628       34,546
        Hormel Foods Corp........................... 5,587      150,123
        Hospitality Properties Trust................ 2,516       74,222
        Hubbell, Inc.--Class B...................... 2,368       69,572
        ICN Pharmaceuticals, Inc.................... 3,293      110,316
        IDACORP, Inc................................ 1,517       61,590
        IDEC Pharmaceuticals Corp.*................. 6,142      423,368
        Imation Corp.*.............................. 1,406       30,341
        IMC Global, Inc............................. 4,625       60,125
        Incyte Genomics, Inc.*...................... 2,664       51,788

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Independence Community Bank Corp... 2,368  $    53,896
             IndyMac Bancorp, Inc.*............. 2,442       57,094
             InFocus Corp.*..................... 1,554       34,219
             Integrated Device Technology, Inc.* 4,181      111,173
             International Rectifier Corp.*..... 2,553       89,049
             International Speedway Corp........ 2,146       83,908
             Internet Security Systems, Inc.*... 1,924       61,683
             Interstate Bakeries Corp........... 2,035       49,206
             Investment Technology Group, Inc.*. 1,961       76,616
             Investors Financial Services Corp.. 1,295       85,742
             IVAX Corp.*........................ 7,918      159,469
             J.B. Hunt Transport Services, Inc.* 1,443       33,478
             Jacobs Engineering Group, Inc.*.... 1,073       70,818
             Kaydon Corp........................ 1,184       26,853
             Keane, Inc.*....................... 3,034       54,703
             Kelly Services, Inc.--Class A...... 1,443       31,587
             KEMET Corp.*....................... 3,441       61,078
             Kennametal, Inc.................... 1,258       50,660
             Korn/Ferry International*.......... 1,517       16,156
             L-3 Communications Holdings, Inc.*. 1,591      143,190
             LaBranche & Co., Inc.*............. 2,368       81,601
             Lam Research Corp.*................ 5,032      116,843
             Lancaster Colony Corp.............. 1,480       52,555
             Lance, Inc......................... 1,147       16,391
             Lands' End, Inc.*.................. 1,184       59,389
             Lattice Semiconductor Corp.*....... 4,403       90,570
             Lear Corp.*........................ 2,590       98,782
             Lee Enterprises, Inc............... 1,776       64,593
             Legato Systems, Inc.*.............. 3,589       46,549
             Legg Mason, Inc.................... 2,664      133,147
             Lennar Corp........................ 2,553      119,532
             Leucadia National Corp............. 2,220       64,091
             LifePoint Hospitals, Inc.*......... 1,591       54,158
             Lincare Holdings, Inc.*............ 4,329      124,026
             Longs Drug Stores Corp............. 1,517       35,467
             Longview Fibre Co.................. 2,035       24,033
             LTX Corp.*......................... 1,961       41,063
             Lubrizol Corp...................... 2,035       71,408
             Lyondell Chemical Co............... 4,736       67,867
             M&T Bank Corp...................... 3,811      277,630
             Macromedia, Inc.*.................. 2,331       41,492
             Macrovision Corp.*................. 2,035       71,673
             Mandalay Resort Group*............. 2,849       60,969
             Manpower, Inc...................... 3,071      103,524
             Marshall & Ilsley Corp............. 4,255      269,256
             Martin Marietta Materials.......... 1,961       91,383
             McCormick & Co., Inc............... 2,775      116,467
             McDATA Corp.--Class A*............. 4,514      110,593
             MDU Resources Group, Inc........... 2,775       78,116
             Media General, Inc.--Class A.......   925       46,093
             Mentor Graphics Corp.*............. 2,590       61,046
             Mercantile Bankshares Corp......... 2,812      121,028
             Metris Cos., Inc................... 2,553       65,638
             Micrel, Inc.*...................... 3,737       98,022
             Microchip Technology, Inc.*........ 5,365      207,840
             Millennium Pharmaceuticals, Inc.*.. 8,880      217,649
             Minerals Technologies, Inc.........   777       36,239
             MIPS Technologies, Inc.--Class B*.. 1,554       12,401
             Modine Manufacturing Co............ 1,332       31,076

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraMid-Cap ProFund                    Investments
                                                December 31, 2001

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Modis Professional Services, Inc.*.  3,959 $    28,267
             Mohawk Industries, Inc.*...........  2,109     115,742
             Montana Power Co.*.................  4,181      24,041
             MONY Group, Inc....................  1,924      66,513
             Murphy Oil Corp....................  1,813     152,364
             Mylan Laboratories, Inc............  5,032     188,699
             National Commerce Financial Corp...  8,177     206,878
             National Fuel Gas Co...............  3,182      78,595
             National Instruments Corp.*........  2,035      76,231
             National-Oilwell, Inc.*............  3,256      67,106
             NCO Group, Inc.*...................  1,036      23,724
             Neiman Marcus Group, Inc.--Class A*  1,924      59,779
             Network Associates, Inc.*..........  5,550     143,468
             Neuberger Berman, Inc..............  2,812     123,447
             New Plan Excel Realty Trust, Inc...  3,515      66,961
             New York Community Bancorp.........  4,107      93,927
             Newport Corp.......................  1,480      28,534
             Noble Affiliates, Inc..............  2,257      79,650
             Nordson Corp.......................  1,332      35,178
             North Fork Bancorporation, Inc.....  6,512     208,319
             Northeast Utilities System.........  5,624      99,151
             NSTAR..............................  2,146      96,248
             Ocean Energy, Inc..................  6,882     132,134
             OGE Energy Corp....................  3,145      72,587
             Ohio Casualty Corp.*...............  2,405      38,600
             Old Republic International Corp....  4,773     133,692
             Olin Corp..........................  1,739      28,067
             Omnicare, Inc......................  3,737      92,977
             ONEOK, Inc.........................  2,405      42,905
             Outback Steakhouse, Inc.*..........  3,071     105,182
             Oxford Health Plans, Inc.*.........  3,700     111,518
             Pacific Century Financial Corp.....  3,071      79,508
             PacifiCare Health Systems, Inc.*...  1,369      21,904
             Packaging Corporation of America*..  4,255      77,228
             Papa John's International, Inc.*...    925      25,419
             Park Place Entertainment Corp.*.... 12,099     110,947
             Patterson Dental Co.*..............  2,701     110,552
             Patterson-UTI Energy, Inc.*........  3,071      71,585
             Payless ShoeSource, Inc.*..........    888      49,861
             Pennzoil-Quaker State Co...........  3,182      45,980
             Pentair, Inc.......................  1,961      71,596
             PepsiAmericas, Inc.................  6,253      86,291
             Perrigo Co.*.......................  2,960      34,987
             Pioneer Natural Resources Co.*.....  3,959      76,250
             Pittston Brink's Group.............  2,183      48,244
             Plantronics, Inc.*.................  1,887      48,383
             Plexus Corp.*......................  1,665      44,222
             PMI Group, Inc.....................  1,776     119,010
             PNM Resources, Inc.................  1,554      43,434
             Polycom, Inc.*.....................  3,626     123,538
             Potlatch Corp......................  1,147      33,630
             Potomac Electric Power Co..........  4,329      97,706
             Powerwave Technologies, Inc.*......  2,590      44,755
             Precision Castparts Corp...........  2,072      58,534
             Price Communications Corp.*........  2,220      42,380
             Pride International, Inc.*.........  5,328      80,453
             Protective Life Corp...............  2,738      79,210
             Protein Design Labs, Inc.*.........  3,515     115,292
             Provident Financial Group, Inc.....  1,961      51,535

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Puget Energy, Inc......................  3,478 $    76,133
           Quanta Services, Inc.*.................  2,442      37,680
           Quantum Corp.--DLT & Storage Systems
            Group*................................  6,253      61,592
           Quest Diagnostics, Inc.*...............  3,848     275,941
           Questar Corp...........................  3,256      81,563
           R.J. Reynolds Tobacco Holdings.........  3,848     216,642
           Radian Group, Inc......................  3,774     162,093
           Rational Software Corp.*...............  7,807     152,237
           Rayonier, Inc..........................  1,110      56,022
           Reader's Digest Association, Inc.......  4,033      93,082
           Republic Services, Inc.*...............  6,808     135,956
           Retek, Inc.*...........................  2,035      60,785
           Reynolds & Reynolds Co.*...............  2,886      69,986
           RF Micro Devices, Inc.*................  6,697     128,783
           Rollins, Inc...........................  1,221      24,420
           Roslyn Bancorp, Inc....................  3,515      61,513
           Ross Stores, Inc.......................  3,219     103,266
           RPM, Inc...............................  4,107      59,387
           RSA Security, Inc.*....................  2,257      39,407
           Ruddick Corp...........................  1,850      29,582
           Saks, Inc.*............................  5,698      53,219
           Sandisk Corp.*.........................  2,738      39,427
           SCANA Corp.............................  4,218     117,387
           Scholastic Corp.*......................  1,406      70,764
           Schulman (A.), Inc.....................  1,184      16,162
           SEI Investments Co.....................  4,329     195,280
           Semtech Corp.*.........................  2,812     100,360
           Sensient Technologies Corp.............  1,887      39,268
           Sepracor, Inc.*........................  3,145     179,454
           Sequa Corp.--Class A*..................    407      19,341
           Sierra Pacific Resources...............  4,107      61,810
           Silicon Valley Bancshares*.............  1,850      49,451
           Six Flags, Inc.*.......................  3,700      56,906
           Smith International, Inc.*.............  1,998     107,133
           Smithfield Foods, Inc.*................  4,477      98,673
           Smucker (J.M.) Co......................    999      35,345
           Solutia, Inc...........................  4,181      58,618
           Sonoco Products Co.....................  3,848     102,280
           Sotheby's Holdings, Inc.--Class A*.....  2,479      41,176
           Sovereign Bancorp, Inc.................  9,916     121,372
           SPX Corp.*.............................  1,628     222,872
           StanCorp Financial Group, Inc..........  1,184      55,944
           STERIS Corp.*..........................  2,775      50,699
           Stewart & Stevenson Services, Inc......  1,147      21,575
           Storage Technology Corp.*..............  4,218      87,186
           SunGard Data Systems, Inc.*............ 11,211     324,333
           Superior Industries International, Inc.  1,036      41,699
           Swift Transportation Co., Inc.*........  3,404      73,220
           Sybase, Inc.*..........................  3,959      62,394
           Sykes Enterprises, Inc.*...............  1,628      15,206
           Sylvan Learning Systems, Inc.*.........  1,554      34,297
           Symantec Corp.*........................  2,812     186,520
           Synopsys, Inc.*........................  2,368     139,878
           TCF Financial Corp.....................  3,071     147,347
           Tech Data Corp.*.......................  2,220      96,082
           Tecumseh Products Co...................    740      37,466
           Teleflex, Inc..........................  1,554      73,520
           Telephone & Data Systems, Inc..........  2,368     212,528

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraMid-Cap ProFund                    Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Tidewater, Inc...........................  2,442 $    82,784
          Timberland Co.--Class A*.................  1,554      57,622
          Titan Corp.*.............................  2,775      69,236
          Tootsie Roll Industries, Inc.............  2,035      79,528
          Transaction Systems Architects, Inc.*....  1,480      18,145
          TranSwitch Corp.*........................  3,663      16,484
          Triad Hospitals, Inc.*...................  2,886      84,704
          Trigon Healthcare, Inc.*.................  1,443     100,216
          Trinity Industries, Inc..................  1,776      48,254
          TriQuint Semiconductor, Inc.*............  5,217      63,960
          Tyson Foods, Inc.--Class A............... 14,023     161,965
          UCAR International, Inc.*................  2,257      24,150
          Ultramar Diamond Shamrock Corp...........  2,997     148,292
          Unifi, Inc.*.............................  2,146      15,559
          United Rentals, Inc.*....................  2,960      67,192
          Unitrin, Inc.............................  2,701     106,744
          Universal Corp...........................  1,073      39,068
          Universal Health Services, Inc.--Class B*  2,405     102,886
          UtiliCorp United, Inc....................  4,662     117,343
          Valassis Communications, Inc.*...........  2,146      76,441
          Valero Energy Corp.......................  2,442      93,089
          Valspar Corp.............................  1,998      79,121
          Varco International, Inc.*...............  3,848      57,643
          Vectren Corp.............................  2,701      64,770
          Vertex Pharmaceuticals, Inc.*............  2,997      73,696
          Viad Corp................................  3,552      84,111
          Vishay Intertechnology, Inc.*............  6,401     124,820
          VISX, Inc.*..............................  2,220      29,415
          Waddell & Reed Financial, Inc............  3,219     103,652
          Wallace Computer Services, Inc...........  1,628      30,916
          Washington Post Co.--Class B.............    370     196,099
          Waters Corp.*............................  5,254     203,592
          Wausau-Mosinee Paper Corp................  2,072      25,071
          Weatherford International, Inc.*.........  4,625     172,327
          Webster Financial Corp...................  1,961      61,830
          Westamerica Bancorporation...............  1,406      55,635
          Western Gas Resources, Inc...............  1,295      41,854
          Western Resources, Inc...................  2,812      48,366
          Westwood One, Inc.*......................  4,292     128,975
          WGL Holdings, Inc........................  1,961      57,006
          Williams-Sonoma, Inc.*...................  2,294      98,413
          Wilmington Trust Corp....................  1,295      81,986
          Wind River Systems, Inc.*................  3,108      55,664
          Wisconsin Energy Corp....................  4,662     105,175
          York International Corp..................  1,554      59,254
                                                           -----------
          TOTAL COMMON STOCKS......................         33,834,958
                                                           -----------

         Repurchase Agreement (11.1%)
                                                Principal
                                                 Amount      Value
                                                ---------- -----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $4,031,336 (Collateralized by Federal
         Farm Credit Bank security)............ $4,031,000 $ 4,031,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              4,031,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $32,496,014)/(a)/--104.2%.......             37,865,958
        Liabilities in excess of other
         assets--(4.2)%........................             (1,537,101)
                                                           -----------
        NET ASSETS--100.0%.....................            $36,328,857
                                                           ===========
         Futures Contracts Purchased
                                                           Unrealized
                                                Contracts     Loss
                                                ---------- -----------
        S&P MidCap 400 Future Contract
         expiring March 2002 (Underlying face
         amount at value $1,014,000)...........          4 $    (5,019)

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $42,081,935 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $9,585,921. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 5,428,740
                    Unrealized depreciation....  (9,644,717)
                                                -----------
                    Net unrealized depreciation $(4,215,977)
                                                ===========

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraMid-Cap ProFund                    Investments
                                                December 31, 2001


   The UltraMid-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.4%
                    Aerospace/Defense................  0.6%
                    Agriculture......................  0.7%
                    Airlines.........................  0.1%
                    Apparel..........................  0.4%
                    Auto Parts & Equipment...........  0.8%
                    Banks............................ 10.1%
                    Beverages........................  0.2%
                    Biotechnology....................  2.2%
                    Building Materials...............  1.0%
                    Chemicals........................  2.4%
                    Coal.............................  0.1%
                    Commercial Services..............  3.1%
                    Computers........................  5.2%
                    Distribution/Wholesale...........  0.5%
                    Diversified Financial Services...  2.6%
                    Electric.........................  5.0%
                    Electrical Components & Equipment  0.4%
                    Electronics......................  2.1%
                    Engineering & Construction.......  0.4%
                    Entertainment....................  0.7%
                    Environmental Control............  0.4%
                    Food.............................  2.8%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  5.5%
                    Home Builders....................  0.6%
                    Home Furnishings.................  0.5%
                    Household Products...............  0.6%
                    Insurance........................  3.9%
                    Internet.........................  2.3%
                    Iron/Steel.......................  0.2%
                    Leisure Time.....................  0.2%
                    Lodging..........................  0.6%
                    Machinery & Equipment............  1.0%
                    Manufacturing....................  2.0%
                    Media............................  2.6%
                    Metals...........................  0.2%
                    Office/Business Equipment........  0.4%
                    Oil & Gas........................  6.1%
                    Packaging & Containers...........  0.5%
                    Pharmaceuticals..................  3.9%
                    Pipelines........................  0.8%
                    Real Estate Investment Trust.....  0.4%
                    Retail...........................  4.5%
                    Semiconductors...................  3.7%
                    Software.........................  4.6%
                    Telecommunications...............  2.7%
                    Textiles.........................  0.3%
                    Transportation...................  1.4%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.5%
                    Other............................  6.9%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $28,465,014)............ $ 33,834,958
        Repurchase agreement, at amortized cost.............    4,031,000
                                                             ------------
         Total Investments..................................   37,865,958
        Cash................................................      289,891
        Dividends and interest receivable...................       25,811
        Receivable for investments sold.....................    7,313,450
        Receivable from Investment Advisor..................        2,582
        Prepaid expenses....................................       15,253
                                                             ------------
         Total Assets.......................................   45,512,945
                                                             ------------
      Liabilities:
        Payable for capital shares redeemed.................    8,827,931
        Unrealized depreciation on swap contracts...........      185,152
        Variation margin on futures contracts...............       61,880
        Administration fees payable.........................        3,139
        Distribution and service fees payable--Service
         Class..............................................       44,937
        Other accrued expenses..............................       61,049
                                                             ------------
         Total Liabilities..................................    9,184,088
                                                             ------------
      Net Assets............................................ $ 36,328,857
                                                             ============
      Net Assets consist of:
        Capital............................................. $ 59,955,307
        Accumulated net investment loss.....................      (98,794)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts...............  (28,707,429)
        Net unrealized appreciation on investments, futures
         contracts and swap contracts.......................    5,179,773
                                                             ------------
      Net Assets............................................ $ 36,328,857
                                                             ============
      Investor Class:
        Net Assets.......................................... $ 33,811,787
        Shares of Beneficial Interest Outstanding...........    1,233,080
        Net Asset Value (offering and redemption price per
         share)............................................. $      27.42
                                                             ============
      Service Class:
        Net Assets.......................................... $  2,517,070
        Shares of Beneficial Interest Outstanding...........       93,741
        Net Asset Value (offering and redemption price per
         share)............................................. $      26.85
                                                             ============

          Statement of Operations
                                 For the year ended December 31, 2001
         Investment Income:
           Dividends.................................... $    402,206
           Interest.....................................      169,154
                                                         ------------
            Total Income................................      571,360
                                                         ------------
         Expenses:
           Advisory fees................................      299,678
           Management servicing fees....................       59,936
           Administration fees..........................       22,165
           Distribution and service fees--Service Class.       56,309
           Transfer agent fees..........................      158,973
           Registration and filing fees.................       84,559
           Custody fees.................................       90,395
           Fund accounting fees.........................       46,588
           Other fees...................................       63,692
                                                         ------------
            Total Expenses before waivers...............      882,295
            Less Expenses waived by the Investment
             Advisor....................................      (47,269)
                                                         ------------
            Net Expenses................................      835,026
                                                         ------------
         Net Investment Loss............................     (263,666)
                                                         ------------
         Realized and Unrealized Gains/(Losses) on
          Investments:
           Net realized losses on investments, futures
            contracts and swap contracts................  (15,086,348)
           Net change in unrealized appreciation on
            investments, futures contracts and swap
            contracts...................................    2,203,308
                                                         ------------
            Net realized and unrealized losses on
             investments, futures contracts and swap
             contracts..................................  (12,883,040)
                                                         ------------
         Change in Net Assets Resulting from Operations. $(13,146,706)
                                                         ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statements of Changes in Net Assets

                                                                                                   For the
                                                                                                 year ended
                                                                                              December 31, 2001
                                                                                              -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...............................................................   $    (263,666)
  Net realized losses on investments, futures contracts and swap contracts...................     (15,086,348)
  Net change in unrealized appreciation on investments, futures contracts and swap contracts.       2,203,308
                                                                                                -------------
  Change in net assets resulting from operations.............................................     (13,146,706)
                                                                                                -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class............................................................................     935,343,977
   Service Class.............................................................................     148,316,307
  Cost of shares redeemed
   Investor Class............................................................................    (923,534,665)
   Service Class.............................................................................    (147,967,708)
                                                                                                -------------
  Change in net assets resulting from capital transactions...................................      12,157,911
                                                                                                -------------
  Change in net assets.......................................................................        (988,795)
Net Assets:
  Beginning of period........................................................................      37,317,652
                                                                                                -------------
  End of period..............................................................................   $  36,328,857
                                                                                                =============
Share Transactions:
  Issued
   Investor Class............................................................................      33,120,954
   Service Class.............................................................................       4,982,824
  Redeemed
   Investor Class............................................................................     (32,936,948)
   Service Class.............................................................................      (4,971,598)
                                                                                                -------------
  Change in shares...........................................................................         195,232
                                                                                                =============

 Statements of Changes in Net Assets
                                                                                                 For the period
                                                                                              February 7, 2000/(a)/
                                                                                                    through
                                                                                               December 31, 2000
                                                                                              --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)...............................................................    $      57,031
  Net realized losses on investments, futures contracts and swap contracts...................      (15,880,136)
  Net change in unrealized appreciation on investments, futures contracts and swap contracts.        2,976,465
                                                                                                 -------------
  Change in net assets resulting from operations.............................................      (12,846,640)
                                                                                                 -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class............................................................................      652,210,418
   Service Class.............................................................................      307,574,210
  Cost of shares redeemed
   Investor Class............................................................................     (612,190,302)
   Service Class.............................................................................     (297,430,034)
                                                                                                 -------------
  Change in net assets resulting from capital transactions...................................       50,164,292
                                                                                                 -------------
  Change in net assets.......................................................................       37,317,652
Net Assets:
  Beginning of period........................................................................               --
                                                                                                 -------------
  End of period..............................................................................    $  37,317,652
                                                                                                 =============
Share Transactions:
  Issued
   Investor Class............................................................................       19,261,548
   Service Class.............................................................................        8,841,285
  Redeemed
   Investor Class............................................................................      (18,212,474)
   Service Class.............................................................................       (8,758,770)
                                                                                                 -------------
  Change in shares...........................................................................        1,131,589
                                                                                                 =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                 Investor Class
                                                   ------------------------------------
                                                                           For the period
                                                        For the         February 7, 2000/(a)/
                                                      year ended              through
                                                   December 31, 2001     December 31, 2000
                                                   -----------------    --------------------
Net Asset Value, Beginning of Period..............    $     33.00           $     30.00
                                                      -----------           -----------
Investment Activities:
 Net investment income/(loss).....................          (0.15)/(b)/            0.14/(b)/
 Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap
   contracts......................................          (5.43)                 2.86/(c)/
                                                      -----------           -----------
 Total income/(loss) from investment activities...          (5.58)                 3.00
                                                      -----------           -----------
Net Asset Value, End of Period....................    $     27.42           $     33.00
                                                      ===========           ===========
Total Return......................................         (16.91)%               10.00%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $33,811,787           $34,622,303
Ratio of expenses to average net assets...........           1.95%                 1.60%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................          (0.52)%                0.46%/(e)/
Ratio of expenses to average net assets*..........           2.07%                 1.75%/(e)/
Portfolio turnover/(f)/...........................           2125%                 2468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund


 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                   Service Class
                                     -----------------------------------
                                                            For the period
                                          For the        February 7, 2000/(a)/
                                        year ended             through
                                     December 31, 2001    December 31, 2000
                                     -----------------   --------------------
Net Asset Value, Beginning of Period    $    32.66            $    30.00
                                        ----------            ----------
Investment Activities:
 Net investment loss................         (0.44)/(b)/           (0.17)/(b)/
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts........................         (5.37)                2.83 /(c)/
                                        ----------            ----------
 Total income/(loss) from investment
   activities.......................         (5.81)                 2.66
                                        ----------            ----------
Net Asset Value, End of Period......    $    26.85            $    32.66
                                        ==========            ==========
Total Return........................        (17.79)%                8.87%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.............    $2,517,070            $2,695,349
Ratio of expenses to average net
 assets.............................          2.95%                 2.60%/(e)/
Ratio of net investment loss to
 average net assets.................         (1.49)%               (0.54)%/(e)/
Ratio of expenses to average net
 assets*............................          3.07%                 2.74%/(e)/
Portfolio turnover/(f)/.............          2125%                 2468%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            UltraSmall-Cap ProFund

   For the year ended December 31, 2001, the UltraSmall-Cap ProFund had a NAV total return of - 16.85%* for Investor Class shares, compared to a return of 1.03% for the unmanaged Russell 2000 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, which consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index.

   For the fiscal year, the UltraSmall-Cap ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   The performance of the Russell 2000 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

                                     [CHART]

Value of a $10,000 Investment

            UltraSmall-Cap - Investor   UltraSmall-Cap - Service   Russell 2000
            -------------------------   ------------------------   ------------
2/7/00                 $10,000                   $10,000              $10,000
3/00                    10,037                    10,013               10,126
6/00                     8,723                     8,703                9,715
9/00                     8,587                     8,547                9,793
12/00                    6,923                     6,863                9,082
3/01                     5,527                     5,473                8,462
6/01                     6,837                     6,757                9,632
9/01                     4,090                     4,030                7,605
12/01                    5,757                     5,653                9,176



-----------------------------------------------
           Average Annual Total Return
                   as of 12/31/01
-----------------------------------------------
                                      Since
                                    Inception
               1 Year                (2/7/00)
-----------------------------------------------
Investor       (16.85)%              (25.24)%
-----------------------------------------------
Service        (17.63)%              (25.95)%
-----------------------------------------------



* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraSmall-Cap ProFund is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

           Common Stocks (88.1%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*......................  4,212 $    58,968
          Aaron Rents, Inc........................  4,134      67,384
          ABIOMED, Inc.*..........................  2,652      41,955
          ABM Industries, Inc.....................  3,666     114,929
          Acacia Research Corp.*..................  2,720      30,110
          Accredo Health, Inc.*...................  2,106      83,608
          Actel Corp.*............................  2,730      54,354
          Active Power, Inc.*.....................  3,744      25,459
          Activision, Inc.*.......................  2,340      60,863
          Actuate Corp.*.......................... 10,842      57,137
          Adaptec, Inc.*..........................  9,750     141,374
          Adolor Corp.*...........................  3,120      56,004
          Advanced Digital Information Corp.*.....  5,382      86,327
          Advanced Energy Industries, Inc.*.......  1,872      49,870
          Advanta Corp.--Class A..................  4,212      41,867
          ADVO, Inc.*.............................  2,106      90,558
          Aeroflex, Inc.*.........................  8,970     169,801
          Affiliated Managers Group, Inc.*........  2,340     164,924
          Agile Software Corp.*...................  3,900      67,158
          AGL Resources, Inc......................  8,112     186,738
          Airborne, Inc...........................  5,460      80,972
          Airgas, Inc.*...........................  7,878     119,115
          AirGate PCS, Inc.*......................  1,404      63,952
          AK Steel Holding Corp...................  6,552      74,562
          Akamai Technologies, Inc.*.............. 10,920      64,865
          Alamosa Holdings, Inc.*.................  6,864      81,888
          Alaska Air Group, Inc.*.................  3,120      90,792
          Albany Molecular Research, Inc.*........  1,950      51,656
          Alexander & Baldwin, Inc................  6,162     164,526
          Alexion Pharmaceuticals, Inc.*..........  2,730      66,721
          Alfa Corp...............................  6,942     155,778
          Allen Telecom, Inc.*....................  4,368      37,128
          ALLETE, Inc.............................  2,418      60,934
          Alliant Techsystems, Inc.*..............  2,574     198,712
          Allied Capital Corp.....................  3,588      93,288
          Alpha Industries, Inc.*.................  4,212      91,822
          Alpharma, Inc...........................  2,574      68,082
          American Greetings Corp.--Class A.......  6,474      89,212
          American Italian Pasta Co.*.............  2,652     111,464
          American Management Systems, Inc.*......  3,042      54,999
          American Medical Systems Holdings, Inc.*  3,510      72,622
          American Superconductor Corp.*..........  3,042      37,295
          AmeriPath, Inc.*........................  2,028      65,423
          AmSurg Corp.*...........................  2,418      65,721
          Amylin Pharmaceuticals, Inc.*...........  6,552      59,885
          ANADIGICS, Inc.*........................  3,900      59,475
          Andrew Corp.*...........................  7,254     158,789
          Anixter International, Inc.*............  2,184      63,358
          AnnTaylor Stores Corp.*.................  2,808      98,280
          ANSYS, Inc.*............................  3,744      92,290
          Aphton Corp.*...........................  3,042      44,413
          Apogee Enterprises, Inc.................  5,070      80,207
          Applebee's International, Inc...........  4,524     154,721
          Apria Healthcare Group, Inc.*...........  3,900      97,461
          AptarGroup, Inc.........................  3,900     136,617
          Arbitron, Inc.*.........................  2,730      93,230
          Arch Chemicals, Inc.....................  3,822      88,670
          ArQule, Inc.*...........................  3,276      55,692
          Art Technology Group, Inc.*............. 10,062      35,016
          Artesyn Technologies, Inc.*.............  4,680      43,571

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Arthur J. Gallagher & Co.................  2,418 $    83,397
          ArvinMeritor, Inc........................  6,942     136,341
          Ascential Software Corp.*................ 27,066     109,617
          Aspen Technology, Inc.*..................  3,510      58,968
          AstroPower, Inc.*........................  1,794      72,531
          Asyst Technologies, Inc.*................  5,850      74,646
          AT&T Latin America Corp.*................ 15,132      17,856
          Atlantic Coast Airlines Holdings, Inc.*..  3,120      72,665
          ATMI, Inc.*..............................  2,964      70,691
          Atrix Laboratories, Inc.*................  2,652      54,658
          ATS Medical, Inc.*.......................  5,070      26,871
          Atwood Oceanics, Inc.*...................  2,106      73,394
          Auspex Systems, Inc.*....................  9,516      17,129
          AVANIR Pharmaceuticals--Class A*......... 10,842      46,187
          AVANT Immunotherapeutics, Inc.*.......... 12,558      50,358
          Avant! Corp.*............................  4,914     100,688
          Avici Systems, Inc.*.....................  9,672      28,146
          Avigen, Inc.*............................  3,510      40,400
          Avista Corp..............................  5,226      69,297
          Avocent Corp.*...........................  4,524     109,707
          AXT, Inc.*...............................  2,808      40,519
          Ball Corp................................  2,340     165,438
          Bally Total Fitness Holding Corp.*.......  3,120      67,267
          BancorpSouth, Inc........................ 10,686     177,388
          BARRA, Inc.*.............................  1,638      77,133
          Bay View Capital Corp.*..................  8,658      63,463
          BE Aerospace, Inc.*......................  3,276      30,041
          Beasley Broadcast Group, Inc.--Class A*..  4,602      59,872
          Bel Fuse, Inc.--Class B..................  2,340      58,617
          Benchmark Electronics, Inc.*.............  2,808      53,240
          Berry Petroleum Co.--Class A.............  5,694      89,396
          Beverly Enterprises, Inc.*............... 10,608      91,229
          Bio-Technology General Corp.*............  6,864      56,491
          Biosite Diagnostics, Inc.*...............  1,794      32,956
          Black BOX Corp.*.........................  1,950     103,116
          Black Hills Corp.........................  2,340      79,186
          BlackRock, Inc.*.........................  1,950      81,315
          Blyth, Inc...............................  3,198      74,354
          BMC Industries, Inc...................... 14,196      29,244
          Bob Evans Farms, Inc.....................  6,162     151,400
          Borders Group, Inc.*.....................  3,276      64,996
          BorgWarner, Inc..........................  2,184     114,114
          Borland Software Corp.*..................  6,084      95,275
          Boyds Collection Ltd.*...................  7,332      49,638
          Brady Corp.--Class A.....................  2,496      91,354
          Brandywine Realty Trust..................  4,758     100,251
          Brooks Automation, Inc.*.................  1,950      79,307
          Bruker Daltronics, Inc.*.................  6,162     100,749
          BSB Bancorp, Inc.........................  9,750     231,172
          C&D Technologies, Inc....................  2,262      51,687
          C-COR.net Corp.*.........................  5,538      80,689
          Cable Design Technologies Corp.*.........  4,680      64,022
          California Water Service Group...........  5,070     130,553
          Caliper Technologies Corp.*..............  3,744      58,444
          Callaway Golf Co.........................  4,524      86,635
          Cambrex Corp.............................  2,808     122,429
          Camden Property Trust....................  5,928     217,558
          Capital Automotive Real Estate Investment
           Trust................................... 12,558     249,779

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

        Common Stocks, continued
                                                       Shares    Value
                                                       ------ -----------
       Career Education Corp.*........................  3,588 $   122,996
       Carlisle Companies, Inc........................  2,808     103,840
       Carpenter Technology Corp......................  2,964      78,902
       Cascade Natural Gas Corp.......................  6,630     146,192
       Catellus Development Corp.*....................  4,524      83,242
       CBRL Group, Inc................................  5,928     174,520
       CEC Entertainment, Inc.*.......................  3,198     138,761
       Cell Genesys, Inc.*............................  3,588      83,385
       Cell Therapeutics, Inc.*.......................  4,290     103,561
       Centillium Communications, Inc.*...............  3,198      25,136
       Central Coast Bancorp*.........................  2,652      58,344
       Cerus Corp.*...................................  1,014      46,391
       Champion Enterprises, Inc.*....................  6,084      74,894
       Charles River Laboratories International, Inc.*  3,276     109,680
       Charlotte Russe Holding, Inc.*.................  3,042      56,612
       Charming Shoppes, Inc.*........................ 11,310      60,056
       Checkpoint Systems, Inc.*......................  3,900      52,260
       Chelsea Property Group, Inc....................  5,928     291,064
       Chemed Corp....................................  2,808      95,191
       Chemical Financial Corp........................  4,836     145,854
       Chesapeake Energy Corp.*....................... 12,402      81,977
       Chico's FAS, Inc.*.............................  2,496      99,091
       Choice Hotels International, Inc.*.............  7,176     158,948
       Christopher & Banks Corp.*.....................  3,604     123,437
       Church & Dwight, Inc...........................  5,460     145,400
       Cima Labs, Inc.*...............................  1,326      47,935
       Circuit City Stores, Inc.--CarMax Group*.......  3,978      90,460
       Citizens Banking Corp., Michigan...............  6,864     225,687
       City Holding Co.*..............................  5,226      62,921
       Claire's Stores, Inc...........................  3,666      55,357
       Clarcor, Inc...................................  4,524     122,827
       Clayton Homes, Inc.............................  5,070      86,697
       CNF, Inc.......................................  3,588     120,378
       CoBiz, Inc.....................................  4,446      60,021
       Cognex Corp.*..................................  3,120      79,903
       Cognizant Technology Solutions Corp.*..........  1,326      54,339
       Coherent, Inc.*................................  2,652      82,000
       Cohu, Inc......................................  2,652      52,377
       Coinstar, Inc.*................................  3,432      85,800
       Collins & Aikman Corp.*........................ 11,778      90,691
       Commerce Bancorp, Inc..........................  2,184      85,919
       Commerce One, Inc.*............................ 36,816     131,433
       Commercial Federal Corp........................  6,006     141,141
       Commercial Metals Co...........................  3,900     136,422
       Commscope, Inc.*...............................  5,226     111,157
       CompX International, Inc.--Class B.............  5,694      73,851
       Conectiv, Inc..................................  2,964      72,588
       Conestoga Enterprises, Inc.....................  2,340      74,763
       CONMED Corp.*..................................  5,382     107,425
       Connetics Corp.*...............................  9,594     114,169
       Consolidated Freightways Corp.*................ 10,218      52,010
       Copart, Inc.*..................................  4,368     158,864
       Corixa Corp.*..................................  4,914      74,054
       Corn Products International, Inc...............  4,680     164,970
       Cornerstone Realty Income Trust, Inc........... 20,514     232,834
       Corporate Executive Board Co.*.................  2,340      85,878
       Corvas International, Inc.*....................  4,992      32,698
       Cost Plus, Inc.*...............................  2,184      57,876
       CoStar Group, Inc.*............................  2,262      54,311

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Covance, Inc.*........................  6,162 $   139,877
           Covanta Energy Corp.*.................  6,006      27,147
           Coventry Health Care, Inc.*...........  5,850     116,708
           CPI Corp..............................  2,652      44,023
           Crawford & Co.--Class B...............  7,644      89,588
           Credence Systems Corp.*...............  4,992      92,701
           Crompton Corp......................... 10,608      95,472
           Crown Cork & Seal Co., Inc.*.......... 18,486      46,954
           CT Communications, Inc................  4,212      69,540
           CTS Corp..............................  3,276      52,088
           Cubist Pharmaceuticals, Inc.*.........  2,730      98,171
           Cullen/Frost Bankers, Inc.............  2,652      81,894
           Cumulus Media, Inc.*..................  6,786     109,797
           CV Therapeutics, Inc.*................  1,638      85,209
           Cyberonics, Inc.*.....................  4,134     109,675
           Cygnus, Inc.*.........................  6,006      31,532
           Cymer, Inc.*..........................  3,198      85,483
           Cytec Industries, Inc.*...............  4,056     109,512
           Cytogen Corp.*........................ 12,558      37,800
           D.R. Horton, Inc......................  3,120     101,275
           Dal-Tile International, Inc.*.........  7,488     174,096
           Datascope Corp........................  2,574      87,310
           DDi Corp.*............................  5,928      58,332
           Dean Foods Co.........................  3,532     240,881
           Del Monte Foods Co.*..................  7,878      67,042
           Delphi Financial Group, Inc.--Class A.  2,496      83,117
           Delta & Pine Land Co..................  4,602     104,143
           Developers Diversified Realty Corp.... 13,338     254,756
           Diagnostic Products Corp..............  3,432     150,836
           Dial Corp.............................  7,956     136,445
           Digex, Inc.*..........................  5,148      15,393
           Digital Lightwave, Inc.*..............  2,184      20,486
           Dillard's, Inc.--Class A.............. 10,140     162,240
           Dionex Corp.*.........................  2,886      73,622
           Direct Focus, Inc.*...................  2,808      87,610
           DMC Stratex Networks, Inc.*...........  8,034      62,505
           Documentum, Inc.*.....................  6,474     140,616
           Dole Food Co., Inc....................  4,914     131,843
           Dollar Thrifty Automotive Group, Inc.*  3,588      55,614
           Donaldson Co., Inc....................  4,758     184,800
           Dover Downs Entertainment, Inc........  4,992      76,378
           Duane Reade, Inc.*....................  2,028      61,550
           Dyax Corp.*...........................  3,354      36,793
           Dycom Industries, Inc.*...............  2,808      46,922
           E.piphany, Inc.*......................  9,282      80,846
           Eastgroup Properties, Inc.............  7,878     181,745
           Echelon Corp.*........................  2,418      34,239
           Eclipsys Corp.*.......................  4,758      79,697
           Edison Schools, Inc.--Class A*........  2,730      53,645
           Education Management Corp.*...........  1,950      70,688
           Edwards Lifesciences Corp.*...........  5,382     148,705
           eFunds Corp.*.........................  4,992      68,640
           EGL, Inc.*............................  4,212      58,757
           El Paso Electric Co.*.................  9,204     133,458
           Elantec Semiconductor, Inc.*..........  2,964     113,819
           Electro Scientific Industries, Inc.*..  2,496      74,905
           Electroglas, Inc.*....................  3,588      52,995
           Electronics for Imaging, Inc.*........  4,212      93,970
           EMCORE Corp.*.........................  2,574      34,620

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Emisphere Technologies, Inc.*..........  2,886 $    92,092
           Empire District Electric Co............  5,226     109,746
           Encompass Services Corp.*..............  8,658      25,108
           Encore Wire Corp.*.....................  4,914      59,459
           Energen Corp...........................  4,212     103,826
           Entegris, Inc.*........................  5,850      64,116
           Enzo Biochem, Inc.*....................  2,262      53,157
           Essex Property Trust, Inc..............  4,368     215,823
           Esterline Technologies Corp.*..........  2,964      47,454
           Ethan Allen Interiors, Inc.............  2,418     100,565
           Exar Corp.*............................  5,148     107,336
           EXE Technologies, Inc.*................ 10,608      53,995
           Exelixis, Inc.*........................  3,978      66,114
           Extended Stay America, Inc.*...........  4,992      81,869
           F.Y.I., Inc.*..........................  2,106      70,551
           Factory 2-U Stores, Inc.*..............  2,184      43,767
           FactSet Research Systems, Inc..........  2,496      87,235
           Fair, Isaac & Co., Inc.................  2,184     137,637
           FalconStor Software, Inc.*.............  5,616      50,881
           Federal Signal Corp....................  6,162     137,228
           FEI Co.*...............................  1,638      51,613
           Ferro Corp.............................  4,992     128,793
           Filenet Corp.*.........................  4,134      83,879
           Finish Line, Inc.--Class A*............  5,304      81,098
           First American Financial Corp..........  5,460     102,320
           First Commonwealth Financial Corp...... 11,388     131,190
           First Merchants Corp...................  5,538     133,023
           First Sentinel Bancorp, Inc............ 11,544     144,531
           Fisher Scientific International, Inc.*.  4,446     129,822
           Fleetwood Enterprises, Inc.............  5,850      66,281
           Fleming Companies, Inc.................  5,070      93,795
           Florida Rock Industries, Inc...........  4,524     165,488
           Flow International Corp.*..............  4,992      61,751
           Flowserve Corp.*.......................  4,758     126,610
           Footstar, Inc.*........................  2,028      63,476
           Forest City Enterprises--Class A.......  3,822     147,911
           Forest Oil Corp.*......................  2,730      77,013
           Friedman, Billings, Ramsey Group, Inc.* 13,416      69,629
           Frontier Oil Corp......................  5,304      88,259
           FSI International, Inc.*...............  5,538      51,060
           FuelCell Energy, Inc.*.................  3,666      66,501
           Fulton Financial Corp..................  5,382     117,489
           Furniture Brands International, Inc.*..  5,070     162,341
           G & K Services, Inc....................  3,042      98,257
           Gartner Group, Inc.*...................  9,360     109,418
           Gaylord Entertainment Co.*.............  4,134     101,696
           Gene Logic, Inc.*......................  3,432      64,659
           General Cable Corp.....................  3,978      52,112
           Genesco, Inc.*.........................  2,184      45,340
           Gentiva Health Services, Inc.*.........  3,354      73,620
           Genuity, Inc.*......................... 27,690      43,750
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 10,764      57,157
           Georgia Gulf Corp......................  4,212      77,922
           Gerber Scientific, Inc.................  6,552      60,934
           German American Bancorp................  3,822      61,916
           Getty Images, Inc.*....................  3,510      80,660
           Global Payments, Inc...................  2,652      91,229
           GlobespanVirata, Inc.*.................  7,176      92,929
           Gray Communications Systems, Inc.......  5,226      72,537

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Greater Bay Bancorp......................  4,758 $   135,984
          Greif Brothers Corp.--Class A............  3,198     105,374
          Grey Wolf, Inc.*......................... 17,550      52,124
          GTECH Holdings Corp.*....................  5,070     229,620
          Guilford Pharmaceuticals, Inc.*..........  3,198      38,376
          Guitar Center, Inc.*.....................  3,900      53,196
          Gulf Island Fabrication, Inc.*...........  4,524      56,595
          Gymboree Corp.*..........................  7,956      94,915
          Haemonetics Corp.*.......................  3,588     121,705
          Hain Celestial Group, Inc.*..............  3,276      89,959
          Harland (John H.) Co.....................  6,318     139,628
          Harleysville National Corp...............  7,488     176,342
          Harman International Industries, Inc.....  3,510     158,301
          Harmonic, Inc.*..........................  7,878      94,694
          Harsco Corp..............................  5,070     173,901
          Headwaters, Inc.*........................  5,382      61,678
          Health Care Property Investors, Inc......  4,602     166,638
          Health Care REIT, Inc.................... 10,452     254,506
          HEICO Corp...............................  3,268      49,249
          HEICO Corp.--Class A.....................     86       1,160
          Heidrick & Struggles International, Inc.*  3,354      60,875
          Helix Technology Corp....................  2,808      63,320
          Herbalife International, Inc.--Class A... 13,650     194,102
          Hickory Tech Corp........................  4,368      74,038
          HNC Software, Inc.*......................  4,914     101,228
          Home Properties of New York, Inc.........  5,928     187,325
          HON Industries, Inc......................  3,666     101,365
          Hooper Holmes, Inc.......................  7,098      63,527
          Horace Mann Educators Corp...............  6,396     135,723
          Hospitality Properties Trust.............  6,240     184,080
          Hot Topic, Inc.*.........................  2,184      68,556
          Hudson River Bancorp, Inc................  8,502     186,194
          Hudson United Bancorp....................  7,254     208,190
          Hutchinson Technology, Inc.*.............  4,134      95,991
          Hyperion Solutions Corp.*................  4,290      85,199
          I-many, Inc.*............................  4,914      47,420
          IDACORP, Inc.............................  1,560      63,336
          IDEX Corp................................  3,978     137,241
          IDEXX Laboratories, Inc.*................  4,134     117,860
          IKON Office Solutions, Inc............... 20,046     234,338
          ILEX Oncology, Inc.*.....................  3,198      86,474
          Imation Corp.*...........................  4,524      97,628
          IMC Global, Inc..........................  5,694      74,022
          ImmunoGen, Inc.*.........................  4,212      69,835
          Immunomedics, Inc.*......................  3,744      75,853
          IMPATH, Inc.*............................  1,482      65,964
          Incyte Genomics, Inc.*...................  6,786     131,920
          Independence Community Bank Corp......... 10,062     229,010
          IndyMac Bancorp, Inc.*...................  6,708     156,832
          InFocus Corp.*...........................  4,524      99,618
          InfoSpace, Inc.*......................... 32,916      67,478
          Ingles Markets, Inc.--Class A............  9,984     119,309
          Inktomi Corp.*........................... 13,494      90,545
          InnKeepers USA Trust..................... 17,004     166,639
          Input/Output, Inc.*......................  5,538      45,467
          Insight Enterprises, Inc.*...............  3,900      95,940
          Insituform Technologies, Inc.--Class A*..  2,418      61,852
          Insmed, Inc.*............................  8,424      32,180
          Integral Systems, Inc.*..................  3,198      61,562

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

            Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
           Interactive Data Corp.*...............  8,892 $   125,732
           Interdigital Communications Corp.*....  6,942      67,337
           Intergraph Corp.*.....................  8,502     116,817
           Interlogix, Inc.*.....................  2,574      99,537
           Intermagnetics General Corp.*.........  1,966      50,919
           InterMune, Inc.*......................  3,276     161,377
           InterNAP Network Services Corp.*...... 26,130      30,311
           International Bancshares Corp.........  4,056     170,960
           International Game Technology*........  1,920     131,136
           Internet Capital Group, Inc.*......... 34,476      41,716
           Invacare Corp.........................  2,964      99,916
           Inverness Medical Innovation, Inc.*...  1,644      29,674
           Iomega Corp.*.........................  7,098      59,268
           Ionics, Inc.*.........................  2,886      86,667
           ISIS Pharmaceuticals, Inc.*...........  6,084     135,004
           ITT Educational Services, Inc.*.......  1,326      48,890
           Ivex Packaging Corp.*.................  4,836      91,884
           Ixia*.................................  4,368      56,129
           J.D. Edwards & Co.*...................  8,034     132,160
           Jack in the Box, Inc.*................  4,602     126,739
           JAKKS Pacific, Inc.*..................  3,432      65,036
           Jefferies Group, Inc..................  3,588     151,808
           JLG Industries, Inc...................  5,538      58,980
           John Nuveen Co.--Class A..............  3,041     162,633
           John Wiley & Sons, Inc.--Class A......  4,524     104,188
           Journal Register Co.*.................  5,772     121,443
           K-V Pharmaceutical Co.--Class B*......  3,432     111,403
           K2, Inc.*.............................  5,928      42,741
           Kansas City Southern Industries, Inc.*  5,226      73,843
           Kaydon Corp...........................  4,368      99,066
           KB Home...............................  4,524     181,412
           Keane, Inc.*..........................  3,900      70,317
           Kellwood Co...........................  3,744      89,893
           Kennametal, Inc.......................  3,900     157,053
           Key Energy Group*..................... 11,232     103,334
           Kilroy Realty Corp....................  5,304     139,336
           Kimball International, Inc.--Class B..  6,006      90,991
           Kirby Corp.*..........................  4,212     116,041
           Kopin Corp.*..........................  8,658     121,213
           Korn/Ferry International*.............  4,602      49,011
           Kronos, Inc.*.........................  2,886     139,625
           Kulicke & Soffa Industries, Inc.*.....  5,694      97,652
           La Quinta Properties, Inc.*........... 20,982     120,437
           La-Z-Boy, Inc.........................  5,850     127,647
           Laclede Group, Inc....................  8,346     199,468
           Lakeland Bancorp, Inc.................  4,290      69,927
           Lancaster Colony Corp.................  3,354     119,101
           Landauer, Inc.........................  2,262      76,569
           Landstar System, Inc.*................  1,404     101,804
           Leap Wireless International, Inc.*....  3,666      76,876
           Lee Enterprises, Inc..................  6,006     218,438
           Legato Systems, Inc.*.................  9,282     120,388
           Leucadia National Corp................  2,262      65,304
           Liberate Technologies, Inc.*.......... 10,920     125,362
           LifePoint Hospitals, Inc.*............  2,964     100,895
           Ligand Pharmaceuticals, Inc.--Class B*  6,240     111,696
           Lightbridge, Inc.*....................  3,900      47,385
           Lincoln Electric Holdings, Inc........  4,836     118,192
           Linens 'n Things, Inc.*...............  3,822      97,461

         Common Stocks, continued
                                                     Shares    Value
                                                     ------ -----------
        Littelfuse, Inc.*...........................  2,730 $    71,636
        LNR Property Corp...........................  3,822     119,170
        Lone Star Technologies, Inc.*...............  2,496      43,930
        Longs Drug Stores Corp......................  3,120      72,946
        Longview Fibre Co...........................  7,644      90,276
        Louisiana-Pacific Corp...................... 11,622      98,090
        LTX Corp.*..................................  5,226     109,433
        Lubrizol Corp...............................  2,418      84,848
        Lynch Interactive Corp.*....................    936      64,584
        MacroChem Corp.*............................  8,502      25,931
        Macromedia, Inc.*...........................  6,786     120,791
        Madison Gas & Electric Co...................  7,332     193,931
        Magna Entertainment Corp.*..................  8,814      61,698
        Manhattan Associates, Inc.*.................  1,638      47,748
        Manitowoc Co................................  3,120      97,032
        Martek Biosciences Corp.*...................  2,496      54,288
        MascoTech, Inc.*/(a)/.......................  1,232           0
        Matrix Pharmaceutical, Inc.*................  6,786      10,654
        MatrixOne, Inc.*............................  3,744      48,635
        Mattson Technology, Inc.*...................  4,446      39,169
        Maverick Tube Corp.*........................  4,134      53,535
        Maxwell Technologies, Inc.*.................  2,964      29,047
        MB Financial, Inc.*.........................  2,730      74,229
        McMoRan Exploration Co.*....................  4,758      27,549
        MDU Resources Group, Inc....................  2,028      57,088
        Media General, Inc.--Class A................  2,028     101,055
        Mediacom Communications Corp.*..............  3,354      61,244
        Mentor Graphics Corp.*......................  4,836     113,985
        Mercury Computer Systems, Inc.*.............  2,262      88,467
        Meredith Corp...............................  2,574      91,763
        MeriStar Hospitality Corp...................  6,864      97,469
        Metro One Telecommunications, Inc.*.........  1,404      42,471
        Metromedia International Group, Inc.*....... 21,762      17,627
        Mettler Toledo International, Inc.*.........  1,794      93,019
        Michaels Stores, Inc.*......................  5,772     190,187
        Microsemi Corp.*............................  2,808      83,398
        Mid Atlantic Medical Services, Inc.*........  3,900      88,530
        Mid-State Bancshares........................  7,332     119,365
        Midas, Inc..................................  4,290      49,335
        Midway Games, Inc.*.........................  5,538      83,125
        Milacron, Inc...............................  5,304      83,856
        Millennium Chemicals, Inc...................  7,254      91,400
        Minerals Technologies, Inc..................  2,496     116,413
        MIPS Technologies, Inc.--Class A*...........  7,410      64,022
        Mitchell Energy & Development Corp.--Class A  1,794      95,620
        MKS Instruments, Inc.*......................  2,808      75,900
        Modine Manufacturing Co.....................  3,900      90,987
        Modis Professional Services, Inc.*.......... 11,154      79,640
        Montana Power Co.*..........................  7,098      40,814
        MRV Communications, Inc.*................... 10,062      42,663
        MSC Industrial Direct Co., Inc.--Class A*...  3,978      78,566
        MSC Software Corp.*.........................  3,510      54,756
        MTS Systems Corp............................  5,304      53,623
        Mueller Industries, Inc.*...................  3,900     129,675
        Multex.com, Inc.*...........................  3,510      15,795
        NaPro BioTherapeutics, Inc.*................  7,020      80,028
        Navigant International, Inc.*...............  4,914      56,265
        NBTY, Inc.*.................................  7,956      93,085
        NCO Group, Inc.*............................  2,028      46,441

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            NDCHealth Corp......................  3,120 $   107,796
            Neiman Marcus Group, Inc.--Class A*.  2,574      79,974
            Neose Technologies, Inc.*...........  1,560      57,127
            Netegrity, Inc.*....................  2,886      55,873
            NetIQ Corp.*........................  3,588     126,513
            Neurocrine Biosciences, Inc.*.......  2,496     128,070
            New Focus, Inc.*....................  9,594      36,553
            Newpark Resources, Inc.*............ 12,168      96,127
            Newport Corp........................  4,602      88,727
            Nordson Corp........................  3,744      98,879
            North Pittsburgh Systems, Inc.......  6,240     115,440
            Northwestern Corp...................  6,864     144,487
            Novell, Inc.*....................... 26,910     123,517
            Noven Pharmaceuticals, Inc.*........  2,184      38,766
            NPS Pharmaceuticals, Inc.*..........  2,574      98,584
            NTELOS, Inc.*.......................  2,808      43,496
            Nuance Communications, Inc.*........  3,978      36,200
            NUI Corp............................  4,680     110,916
            Numerical Technologies, Inc.*.......  3,120     109,824
            NVR, Inc.*..........................    780     159,120
            NYFIX, Inc.*........................  2,964      59,339
            O'Reilly Automotive, Inc.*..........  3,900     142,233
            Oak Technology, Inc.*...............  7,332     100,815
            OceanFirst Financial Corp...........  5,850     141,336
            OfficeMax, Inc.*.................... 17,628      79,326
            Ohio Casualty Corp.*................  9,594     153,984
            Olin Corp...........................  4,836      78,053
            OM Group, Inc.......................  1,482      98,094
            Omega Financial Corp................  4,680     150,462
            On Assignment, Inc.*................  3,198      73,458
            ONEOK, Inc..........................  7,020     125,237
            Onyx Pharmaceuticals, Inc.*.........  5,694      29,153
            Oplink Communications, Inc.*........ 18,486      34,846
            OraSure Technologies, Inc.*.........  5,070      61,601
            OSCA, Inc.*.........................  4,368      91,073
            Oshkosh Truck Corp..................  2,106     102,667
            Otter Tail Power Co.................  5,382     156,831
            Overture Services, Inc.*............  3,822     135,412
            Owens-Illinois, Inc.*............... 10,218     102,078
            Pacific Sunwear of California, Inc.*  3,354      68,489
            Papa John's International, Inc.*....  2,964      81,451
            PAREXEL International Corp.*........  3,432      49,249
            Park Electrochemical Corp...........  2,574      67,954
            Parker Drilling Co.*................ 13,728      50,656
            Patterson-UTI Energy, Inc.*.........  4,680     109,091
            Paxar Corp.*........................  6,864      97,469
            Paxson Communications Corp.*........  4,914      51,351
            PDI, Inc.*..........................    702      15,669
            Pegasus Communications Corp.*.......  5,616      58,463
            Pennzoil-Quaker State Co............ 12,558     181,462
            Performance Food Group Co.*.........  3,120     109,730
            Perot Systems Corp.--Class A*.......  6,084     124,235
            Perrigo Co.*........................  9,360     110,635
            Petsmart, Inc.*..................... 15,990     157,342
            Pharmacyclics, Inc.*................  2,028      20,158
            Pharmos Corp.*...................... 17,940      42,159
            Phoenix Technologies Ltd.*..........  4,446      51,751
            Photon Dynamics, Inc.*..............  2,652     121,063
            Photronics, Inc.*...................  2,886      90,476

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         Pier 1 Imports, Inc.......................  9,516 $   165,007
         Pinnacle Systems, Inc.*................... 11,154      88,563
         Pioneer Natural Resources Co.*............  4,134      79,621
         Pioneer Standard Electronics, Inc.........  5,304      67,361
         Pittston Brink's Group....................  6,162     136,180
         Pixelworks, Inc.*.........................  2,184      35,075
         Plantronics, Inc.*........................  4,524     115,995
         Playboy Enterprises, Inc.--Class B*.......  5,304      89,585
         Plexus Corp.*.............................  4,524     120,157
         PMA Capital Corp.--Class A................  6,006     115,916
         PNM Resources, Inc........................  5,304     148,247
         Pogo Producing Co.........................  3,198      84,011
         Polaris Industries, Inc...................  2,964     171,171
         PolyOne Corp.............................. 10,140      99,372
         Port Financial Corp.......................  3,120      81,338
         Portal Software, Inc.*.................... 15,522      32,286
         Potlatch Corp.............................  4,446     130,356
         Powerwave Technologies, Inc.*.............  7,410     128,044
         PRAECIS Pharmaceuticals, Inc.*............  9,126      53,113
         Pre-Paid Legal Services, Inc.*............  2,574      56,371
         Precision Castparts Corp..................  2,028      57,291
         Prentiss Properties Trust.................  6,942     190,558
         PRI Automation, Inc.*.....................  3,978      81,350
         Price Communications Corp.*...............  6,240     119,122
         priceline.com, Inc.*......................  7,956      46,304
         Prime Hospitality Corp.*..................  6,942      76,709
         Profit Recovery Group International, Inc.*  6,006      48,949
         Progress Software Corp.*..................  4,758      82,218
         Promistar Financial Corp..................  7,566     184,989
         Province Healthcare Co.*..................  2,574      79,434
         Proxim, Inc.*.............................  4,056      40,236
         PS Business Parks, Inc....................  5,772     181,818
         PSS World Medical, Inc.*..................  9,828      80,196
         Pulitzer, Inc.............................  1,950      99,450
         Pure Resources, Inc.*.....................  4,758      95,636
         R.H. Donnelley Corp.*.....................  4,524     131,422
         RadiSys Corp.*............................  2,652      52,138
         Rambus, Inc.*.............................  8,814      70,424
         Raymond James Financial Corp..............  4,368     155,151
         Rayonier, Inc.............................  3,276     165,339
         Rayovac Corp.*............................  3,822      67,268
         Read-Rite Corp.*.......................... 17,628     116,521
         Reckson Associates Realty Corp............  7,722     180,386
         Reebok International Ltd.*................  2,418      64,077
         Regeneron Pharmaceuticals, Inc.*..........  2,262      63,698
         Regis Corp................................  5,304     136,737
         RehabCare Group, Inc.*....................  1,170      34,632
         REMEC, Inc.*..............................  4,914      49,091
         Renal Care Group, Inc.*...................  4,524     145,220
         Rent-A-Center, Inc.*......................  1,638      54,988
         Republic Bancorp, Inc..................... 10,061     139,345
         Republic Bancorp, Inc.--Class A...........  4,602      62,081
         Republic Bancshares, Inc.*................  3,510      45,630
         Research Frontiers, Inc.*.................  2,262      37,911
         Resource America, Inc.--Class A...........  4,212      39,340
         Respironics, Inc.*........................  3,588     124,288
         Rogers Corp.*.............................  2,184      66,175
         Rollins, Inc..............................  4,212      84,240
         Roper Industries, Inc.....................  3,510     173,745

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Roslyn Bancorp, Inc.....................  3,510 $    61,425
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................  3,588      72,298
          Ruby Tuesday, Inc.......................  7,800     160,914
          Ruddick Corp............................  6,006      96,036
          Rudolph Technologies, Inc.*.............  1,482      50,862
          Rural Cellular Corp.--Class A*..........  1,326      29,504
          Russell Corp............................  4,758      71,418
          Ryder System, Inc.......................  5,538     122,667
          S1 Corp.*...............................  6,006      97,177
          Safeguard Scientifics, Inc.*............ 17,082      59,787
          Salem Communications Corp.--Class A*....  4,212      96,876
          SangStat Medical Corp.*.................  3,432      67,404
          Sapient Corp.*..........................  9,126      70,453
          SBA Communications Corp.*...............  4,602      59,918
          SBS Technologies, Inc.*.................  3,510      51,141
          ScanSource, Inc.*.......................  1,170      55,692
          Scholastic Corp.*.......................  3,042     153,104
          Schuler Homes, Inc.*....................  4,680      92,898
          Schulman (A.), Inc......................  7,410     101,147
          SciClone Pharmaceuticals, Inc.*......... 14,898      44,694
          Scios, Inc.*............................  3,900      92,703
          Seacoast Banking Corp. of Florida.......  1,716      79,622
          Seacoast Financial Services Corp........ 11,934     204,668
          SEACOR SMIT, Inc.*......................  2,106      97,718
          Secure Computing Corp.*.................  4,758      97,777
          Security Capital Group, Inc.*...........  3,744      94,985
          SeeBeyond Technology Corp.*.............  3,744      36,317
          SEMCO Energy, Inc.......................  8,658      93,074
          Sensient Technologies Corp..............  6,006     124,985
          SICOR, Inc.*............................  3,666      57,483
          Sierra Pacific Resources................ 10,608     159,650
          Silicon Graphics, Inc.*................. 55,458     116,462
          Silicon Storage Technology, Inc.*....... 10,452     100,757
          Silicon Valley Bancshares*..............  4,290     114,672
          Sinclair Broadcast Group--Class A*......  6,162      58,293
          Sirius Satellite Radio, Inc.*...........  7,878      91,621
          Skechers U.S.A., Inc.*..................  2,340      34,211
          Sky Financial Group, Inc................  6,786     138,027
          SkyWest, Inc............................  2,886      73,449
          SL Green Realty Corp....................  5,928     182,049
          Snap-on, Inc............................  3,198     107,645
          Solutia, Inc............................  5,694      79,830
          Sonic Corp.*............................  3,822     137,592
          SONICblue, Inc.*........................ 17,394      70,272
          SonicWALL, Inc.*........................  3,822      74,300
          Sotheby's Holdings, Inc.--Class A*......  3,978      66,075
          Southern Peru Copper Corp...............  7,020      83,889
          Southern Union Co.*.....................  4,914      92,678
          Southwest Bancorp of Texas, Inc.*.......  3,432     103,887
          Southwest Gas Corp......................  5,850     130,748
          SpectraSite Holdings, Inc.*.............  9,594      34,442
          Spectrian Corp.*........................  4,290      47,319
          Spherion Corp.*.........................  7,176      70,038
          Spiegel, Inc.--Class A..................  7,644      34,780
          Spinnaker Exploration Co.*..............  1,482      60,999
          St. Mary Land & Exploration Co..........  3,042      64,460
          StanCorp Financial Group, Inc...........  2,808     132,678
          Station Casinos, Inc.*..................  4,914      54,988

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Steel Dynamics, Inc.*...................  6,084 $    70,635
          Stellent, Inc.*.........................  2,418      71,476
          STERIS Corp.*...........................  7,176     131,106
          Sterling Bancshares, Inc................  7,956      99,609
          Stewart & Stevenson Services, Inc.......  3,120      58,687
          Stewart Enterprises, Inc.--Class A*..... 10,140      60,739
          Stillwater Mining Co.*..................  3,666      67,821
          Stone Energy Corp.*.....................  2,106      83,187
          Storage Technology Corp.*...............  5,694     117,695
          Stratos Lightwave, Inc.*................  8,424      51,808
          Sun Communities, Inc....................  5,772     215,007
          Superior Industries International, Inc..  2,964     119,301
          SurModics, Inc.*........................  1,092      39,814
          Susquehanna Bancshares, Inc.............  8,580     178,893
          Swift Energy Co.*.......................  1,950      39,390
          Swift Transportation Co., Inc.*.........  5,226     112,411
          Symmetricom, Inc.*......................  4,680      35,615
          Symyx Technologies, Inc.*...............  3,120      66,269
          Syncor International Corp.*.............  2,106      60,316
          Systems & Computer Technology Corp.*....  6,708      69,361
          Take-Two Interactive Software, Inc.*....  4,524      73,153
          TALX Corp...............................  1,638      40,917
          Tanox, Inc.*............................  2,418      44,739
          Techne Corp.*...........................  4,212     155,211
          Technitrol, Inc.........................  3,120      86,174
          Teledyne Technologies, Inc.*............  3,822      62,260
          Teleflex, Inc...........................  1,638      77,494
          Tennant Co..............................  2,496      92,602
          Terex Corp.*............................  3,666      64,302
          Terrayon Communication Systems, Inc.*... 16,224     134,188
          Tetra Tech, Inc.*.......................  4,758      94,731
          Texas Biotechnology Corp.*..............  8,892      57,798
          Texas Industries, Inc...................  2,964     109,372
          Texas Regional Bancshares, Inc.--Class A  4,056     153,520
          The Cheesecake Factory, Inc.*...........  4,290     149,163
          The Men's Wearhouse, Inc.*..............  3,588      74,092
          The Scotts Company--Class A*............  1,950      92,820
          Theragenics Corp.*......................  5,538      54,605
          Thomas & Betts Corp.....................  2,886      61,039
          Thoratec Corp.*.........................  4,524      76,908
          THQ, Inc.*..............................  2,340     113,420
          Timken Co...............................  7,410     119,894
          Titan Corp.*............................  5,148     128,443
          Titan Pharmaceuticals, Inc.*............  2,808      27,546
          Tom Brown, Inc.*........................  3,510      94,805
          Too, Inc.*..............................  3,744     102,960
          Tower Automotive, Inc.*.................  6,474      58,460
          Transaction Systems Architects, Inc.*...  5,148      63,114
          Transkaryotic Therapies, Inc.*..........  2,340     100,152
          TransMontaigne, Inc.*................... 14,196      77,368
          TranSwitch Corp.*....................... 14,196      63,882
          Tredegar Corp...........................  4,290      81,510
          Trimble Navigation Ltd.*................  3,432      55,633
          Trimeris, Inc.*.........................  1,872      84,184
          Trinity Industries, Inc.................  5,226     141,990
          TriQuint Semiconductor, Inc.*...........  7,956      97,541
          Tupperware Corp.........................  7,020     135,135
          Tweeter Home Entertainment Group, Inc.*.  2,028      58,812
          UCAR International, Inc.*...............  6,162      65,933

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         UICI*.....................................  6,162 $    83,187
         Ultratech Stepper, Inc.*..................  2,574      42,522
         Umpqua Holdings Corp......................  5,382      72,657
         Unifi, Inc.*..............................  8,112      58,812
         Unisource Energy Corp.....................  6,474     117,762
         United Bankshares, Inc....................  5,928     171,082
         United Dominion Realty Trust, Inc......... 19,500     280,799
         United Industrial Corp....................  4,056      67,938
         United Stationers, Inc.*..................  3,588     120,736
         UnitedGlobalCom, Inc.--Class A*........... 12,480      62,400
         Universal Corp............................  3,744     136,319
         Universal Display Corp.*..................  3,744      34,070
         Universal Electronics, Inc.*..............  3,432      59,065
         Unova, Inc.*.............................. 11,544      66,955
         US Oncology, Inc.*........................  8,268      62,341
         US Unwired, Inc.*.........................  7,098      72,258
         USFreightways Corp........................  3,198     100,417
         Valentis, Inc.*........................... 14,274      44,249
         Valspar Corp..............................  2,418      95,753
         ValueVision International, Inc.--Class A*.  3,900      76,401
         Varian Semiconductor Equipment Associates,
          Inc.*....................................  3,588     124,110
         Varian, Inc.*.............................  3,276     106,273
         Veeco Instruments, Inc.*..................  2,886     104,040
         VeriSign, Inc.*...........................  1,043      39,676
         Veritas DGC, Inc.*........................  2,808      51,948
         Verity, Inc.*.............................  3,120      63,180
         ViaSat, Inc.*.............................  2,808      43,805
         VidaMed, Inc.*............................  9,750      76,245
         Viewpoint Corp.*..........................  8,814      60,023
         Vintage Petroleum, Inc....................  5,382      77,770
         Vion Pharmaceuticals, Inc.*...............  9,282      40,934
         ViroPharma, Inc.*.........................  2,184      50,123
         VISX, Inc.*...............................  5,538      73,379
         W-H Energy Services, Inc.*................  3,120      59,436
         Wabash National Corp......................  6,162      48,064
         Wackenhut Corp.--Class A*.................  5,148     127,669
         Wallace Computer Services, Inc............  4,992      94,798
         Walter Industries, Inc....................  6,474      73,221
         Washington Real Estate Investment Trust...  9,438     234,912
         Watson Wyatt & Co. Holdings*..............  2,886      62,915
         Wausau-Mosinee Paper Corp.................  8,346     100,987
         WD-40 Co..................................  5,850     155,903
         webMethods, Inc.*.........................  3,666      61,442
         Websense, Inc.*...........................  3,588     115,067
         Webster Financial Corp....................  2,106      66,402
         Wellman, Inc..............................  4,602      71,285
         Werner Enterprises, Inc...................  4,524     109,933
         West Pharmaceutical Services, Inc.........  3,978     105,815
         Westamerica Bancorporation................  3,822     151,237
         Western Digital Corp.*.................... 24,258     152,099
         Western Resources, Inc....................  3,510      60,372
         Whitney Holding Corp......................  3,822     167,595
         WMS Industries, Inc.*.....................  2,730      54,600
         Wolverine World Wide, Inc.................  5,148      77,477
         Woodhead Industries, Inc..................  3,276      52,023
         Worthington Industries, Inc............... 10,998     156,172
         Wyndham International, Inc.--Class A*..... 29,952      16,773
         Xanser Corp.*............................. 10,920      21,949

         Common Stocks, continued
                                                  Shares       Value
                                                ----------- -----------
        Xicor, Inc.*...........................       7,020 $    77,922
        XTO Energy, Inc........................       4,914      85,995
        Yellow Corp.*..........................       3,744      93,974
        York International Corp................       3,588     136,810
        Zale Corp.*............................       3,042     127,399
        Zebra Technologies Corp.*..............       2,886     160,201
        Zenith National Insurance Corp.........       4,134     115,504
        Zygo Corp.*............................       2,886      45,887
                                                            -----------
        TOTAL COMMON STOCKS....................              70,972,720
                                                            -----------
         Repurchase Agreement (20.4%)
                                                 Principal
                                                  Amount
                                                -----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $16,464,372 (Collateralized by
         Federal Farm Credit Bank security).... $16,463,000  16,463,000
                                                            -----------
        TOTAL REPURCHASE AGREEMENT.............              16,463,000
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $80,106,301)/(b)/--108.5%.......              87,435,720
        Liabilities in excess of other
         assets--(8.5)%........................              (6,833,961)
                                                            -----------
        NET ASSETS--100.0%.....................             $80,601,759
                                                            ===========

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Costfor federal income taxes is $101,074,289 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $20,967,988. Net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $  7,691,338
                   Unrealized depreciation....  (21,329,907)
                                               ------------
                   Net unrealized depreciation $(13,638,569)
                                               ============

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraSmall-Cap ProFund                  Investments
                                                December 31, 2001


   The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising......................  0.5%
                    Aerospace/Defense................  0.7%
                    Agriculture......................  0.3%
                    Airlines.........................  0.3%
                    Apparel..........................  0.6%
                    Auto Manufacturers...............  0.2%
                    Auto Parts & Equipment...........  0.8%
                    Banks............................  7.5%
                    Biotechnology....................  2.1%
                    Building Materials...............  0.8%
                    Chemicals........................  2.1%
                    Commercial Services..............  3.3%
                    Computers........................  3.2%
                    Distribution/Wholesale...........  0.2%
                    Diversified Financial Services...  1.0%
                    Electric.........................  2.1%
                    Electrical Components & Equipment  0.8%
                    Electronics......................  2.4%
                    Energy...........................  0.2%
                    Engineering & Construction.......  0.1%
                    Entertainment....................  0.7%
                    Environmental Control............  0.2%
                    Food.............................  1.7%
                    Forest & Paper Products..........  0.7%
                    Health Care......................  4.3%
                    Holding Companies--Diversified...  0.1%
                    Home Builders....................  0.9%
                    Home Furnishings.................  0.9%
                    Household Products...............  1.5%
                    Insurance........................  1.6%
                    Internet.........................  2.9%
                    Investment Companies.............  0.1%
                    Iron/Steel.......................  0.3%
                    Leisure Time.....................  0.7%
                    Lodging..........................  0.5%
                    Machinery & Equipment............  2.2%
                    Manufacturing....................  2.0%
                    Media............................  2.1%
                    Metals...........................  0.9%
                    Mining...........................  0.2%
                    Office/Business Equipment........  0.5%
                    Oil & Gas........................  4.2%
                    Packaging & Containers...........  0.6%
                    Pharmaceuticals..................  4.0%
                    Pipelines........................  0.1%
                    Publishing & Printing............  0.1%
                    Real Estate......................  0.6%
                    Real Estate Investment Trust.....  5.7%
                    Retail...........................  5.7%
                    Semiconductors...................  3.4%
                    Software.........................  3.5%
                    Telecommunications...............  3.9%
                    Textiles.........................  0.1%
                    Toys/Games/Hobbies...............  0.1%
                    Transportation...................  1.5%
                    Trucking & Leasing...............  0.2%
                    Water............................  0.2%
                    Other............................ 11.9%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $63,643,301)........... $ 70,972,720
        Repurchase agreement, at amortized cost............   16,463,000
                                                            ------------
         Total Investments.................................   87,435,720
        Cash...............................................    6,620,383
        Dividends and interest receivable..................       93,439
        Receivable for investments sold....................   45,354,761
        Prepaid expenses...................................        8,357
                                                            ------------
         Total Assets......................................  139,512,660
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   57,293,046
        Unrealized depreciation on swap contracts..........    1,342,007
        Variation margin on futures contracts..............      107,750
        Advisory fees payable..............................       18,508
        Administration fees payable........................        5,090
        Distribution and service fees payable--
         Service Class.....................................       45,001
        Other accrued expenses.............................       99,499
                                                            ------------
         Total Liabilities.................................   58,910,901
                                                            ------------
      Net Assets........................................... $ 80,601,759
                                                            ============
      Net Assets consist of:
        Capital............................................ $111,943,443
        Accumulated net investment loss....................      (18,709)
        Accumulated net realized losses on investments,
         futures contracts and swap contracts..............  (37,310,387)
        Net unrealized appreciation on investments and
         swap contracts....................................    5,987,412
                                                            ------------
      Net Assets........................................... $ 80,601,759
                                                            ============
      Investor Class:
        Net Assets......................................... $ 73,104,747
        Shares of Beneficial Interest Outstanding..........    4,234,274
        Net Asset Value (offering and redemption price per
         share)............................................ $      17.27
                                                            ============
      Service Class:
        Net Assets......................................... $  7,497,012
        Shares of Beneficial Interest Outstanding..........      441,972
        Net Asset Value (offering and redemption price per
         share)............................................ $      16.96
                                                            ============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $91)............ $    517,938
        Interest...........................................      275,533
                                                            ------------
         Total Income......................................      793,471
                                                            ------------
      Expenses:
        Advisory fees......................................      311,616
        Management servicing fees..........................       62,324
        Administration fees................................       22,636
        Distribution and service fees--Service Class.......       63,365
        Transfer agent fees................................      148,086
        Registration and filing fees.......................       75,484
        Custody fees.......................................      147,873
        Fund accounting fees...............................       59,020
        Other fees.........................................       63,906
                                                            ------------
         Total Expenses before waivers.....................      954,310
         Less Expenses waived by the Investment Advisor....      (83,320)
                                                            ------------
         Net Expenses......................................      870,990
                                                            ------------
      Net Investment Loss..................................      (77,519)
                                                            ------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments, futures
         contracts and swap contracts......................  (12,241,991)
        Net change in unrealized appreciation on
         investments, futures contracts and swap contracts.      627,272
                                                            ------------
         Net realized and unrealized losses on
          investments, futures contracts and swap
          contracts........................................  (11,614,719)
                                                            ------------
      Change in Net Assets Resulting from Operations....... $(11,692,238)
                                                            ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Statements of Changes in Net Assets
                                                                                      For the period
                                                                      For the      February 7, 2000/(a)/
                                                                    year ended           through
                                                                 December 31, 2001  December 31, 2000
                                                                 ----------------- --------------------
From Investment Activities:
Operations:
 Net investment income/(loss)...................................  $       (77,519)   $        22,973
 Net realized losses on investments, futures contracts and swap
   contracts....................................................      (12,241,991)       (26,293,575)
 Net change in unrealized appreciation on investments, futures
   contracts and swap contracts.................................          627,272          5,360,140
                                                                  ---------------    ---------------
 Change in net assets resulting from operations.................      (11,692,238)       (20,910,462)
                                                                  ---------------    ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class...............................................    1,786,531,600      1,036,710,142
   Service Class................................................      213,611,154        483,735,462
 Cost of shares redeemed
   Investor Class...............................................   (1,723,216,305)    (1,004,689,607)
   Service Class................................................     (209,067,901)      (470,410,086)
                                                                  ---------------    ---------------
 Change in net assets resulting from capital transactions.......       67,858,548         45,345,911
                                                                  ---------------    ---------------
 Change in net assets...........................................       56,166,310         24,435,449
Net Assets:
 Beginning of period............................................       24,435,449                 --
                                                                  ---------------    ---------------
 End of period..................................................  $    80,601,759    $    24,435,449
                                                                  ===============    ===============
Share Transactions:
 Issued
   Investor Class...............................................      101,499,992         41,825,971
   Service Class................................................       11,666,967         18,614,815
 Redeemed
   Investor Class...............................................      (98,269,653)       (40,822,036)
   Service Class................................................      (11,399,332)       (18,440,478)
                                                                  ---------------    ---------------
 Change in shares...............................................        3,497,974          1,178,272
                                                                  ===============    ===============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Investor Class
                                                                           ------------------------------------
                                                                                                   For the period
                                                                                For the         February 7, 2000/(a)/
                                                                              year ended              through
                                                                           December 31, 2001     December 31, 2000
                                                                           -----------------    --------------------
Net Asset Value, Beginning of Period......................................    $     20.77           $     30.00
                                                                              -----------           -----------
Investment Activities:
 Net investment income/(loss).............................................          (0.01)/(b)/            0.09/(b)/
 Net realized and unrealized losses on investments, futures contracts and
   swap contracts.........................................................          (3.49)                (9.32)
                                                                              -----------           -----------
 Total loss from investment activities....................................          (3.50)                (9.23)
                                                                              -----------           -----------
Net Asset Value, End of Period............................................    $     17.27           $     20.77
                                                                              ===========           ===========
Total Return..............................................................         (16.85)%              (30.77)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $73,104,747           $20,846,718
Ratio of expenses to average net assets...................................           1.95%                 1.54%/(d)/
Ratio of net investment income/(loss) to average net assets...............          (0.05)%                0.39%/(d)/
Ratio of expenses to average net assets*..................................           2.15%                 1.89%/(d)/
Portfolio turnover/(e)/...................................................           3221%                 3345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                    Service Class
                                                                      -----------------------------------
                                                                                             For the period
                                                                           For the        February 7, 2000/(a)/
                                                                         year ended             through
                                                                      December 31, 2001    December 31, 2000
                                                                      -----------------   --------------------
Net Asset Value, Beginning of Period.................................    $    20.59            $    30.00
                                                                         ----------            ----------
Investment Activities:
 Net investment loss.................................................         (0.17)/(b)/           (0.20)/(b)/
 Net realized and unrealized losses on investments, futures contracts
   and swap contracts................................................         (3.46)                (9.21)
                                                                         ----------            ----------
 Total loss from investment activities...............................         (3.63)                (9.41)
                                                                         ----------            ----------
Net Asset Value, End of Period.......................................    $    16.96            $    20.59
                                                                         ==========            ==========
Total Return.........................................................        (17.63)%              (31.37)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year..............................................    $7,497,012            $3,588,731
Ratio of expenses to average net assets..............................          2.92%                 2.60%/(d)/
Ratio of net investment loss to average net assets...................         (0.97)%               (0.86)%/(d)/
Ratio of expenses to average net assets*.............................          3.12%                 2.96%/(d)/
Portfolio turnover/(e)/..............................................          3221%                 3345%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraOTC ProFund

   For the year ended December 31, 2001, the UltraOTC ProFund had a NAV total return of - 69.07%* for Investor Class shares, compared to a return of - 32.65% for the unmanaged NASDAQ-100 Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the UltraOTC ProFund achieved an average daily statistical correlation of over 0.99 with 200% of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

        $616 - UltraShort OTC - Investor     $598 - UltraShort OTC - Service      $13,284 - NASDAQ 100
        --------------------------------     -------------------------------      --------------------
6/2/1998              10,000                            10,000                            10,000
6/98                   7,484                             7,485                            11,265
9/98                   6,580                             6,590                            11,334
12/98                  3,252                             3,250                            15,466
3/99                   2,279                             2,270                            17,743
6/99                   1,759                             1,744                            19,347
9/99                   1,553                             1,538                            20,283
12/99                    639                               630                            31,233
3/00                     385                               380                            37,045
6/00                     391                               384                            31,704
9/00                     393                               386                            30,077
12/00                    665                               652                            19,725
3/01                   1,017                               994                            13,252
6/01                     591                               575                            15,416
9/01                   1,279                             1,243                             9,842
12/01                    616                               598                            13,284

---------------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
---------------------------------------------------------------------
                                                          Since
                                                        Inception
                                1 Year       3 Year     (12/1/97)
---------------------------------------------------------------------
Investor                        (69.07)%    (35.28)%    (10.13)%
Service                         (69.45)%    (35.99)%    (10.95)%
---------------------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraOTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraOTC ProFund                        Investments
                                                December 31, 2001

           Common Stocks (94.9%)
                                                  Shares     Value
                                                  ------- ------------
          Abgenix, Inc.*.........................  26,880 $    904,243
          ADC Telecommunications, Inc.*.......... 320,320    1,473,472
          Adelphia Communications Corp.--
           Class A*..............................  63,840    1,990,531
          Adobe Systems, Inc.....................  75,040    2,329,992
          Altera Corp.*.......................... 175,840    3,731,325
          Amazon.com, Inc.*......................  80,640      872,525
          Amgen, Inc.*........................... 157,920    8,913,005
          Andrx Group*...........................  22,400    1,577,184
          Apollo Group, Inc.--Class A*...........  38,080    1,713,981
          Apple Computer, Inc.*.................. 159,040    3,482,976
          Applied Materials, Inc.*............... 136,640    5,479,264
          Applied Micro Circuits Corp.*.......... 112,000    1,267,840
          Atmel Corp.*........................... 113,120      833,694
          BEA Systems, Inc.*..................... 119,840    1,845,536
          Bed Bath & Beyond, Inc.*............... 126,560    4,290,385
          Biogen, Inc.*..........................  59,360    3,404,296
          Biomet, Inc............................ 117,600    3,633,840
          Broadcom Corp.--Class A*...............  54,880    2,242,946
          Brocade Communications Systems, Inc.*..  76,160    2,522,419
          CDW Computer Centers, Inc.*............  29,120    1,564,035
          Cephalon, Inc.*........................  14,560    1,100,518
          Charter Communications, Inc.--Class A*.  99,680    1,637,742
          Check Point Software Technologies Ltd.*  77,280    3,082,699
          Chiron Corp.*..........................  86,240    3,780,762
          CIENA Corp.*........................... 126,560    1,811,074
          Cintas Corp............................  66,080    3,171,840
          Cisco Systems, Inc.*................... 851,200   15,415,233
          Citrix Systems, Inc.*..................  72,800    1,649,648
          Comcast Corp.--Special Class A*........ 145,600    5,241,600
          Compuware Corp.*.......................  73,920      871,517
          Comverse Technology, Inc.*.............  62,720    1,403,046
          Concord EFS, Inc.*..................... 184,800    6,057,744
          Conexant Systems, Inc.*................  91,840    1,318,822
          Costco Wholesale Corp.*................  77,280    3,429,686
          CYTYC Corp.*...........................  39,200    1,023,120
          Dell Computer Corp.*................... 311,360    8,462,766
          eBay, Inc.*............................  66,080    4,420,752
          EchoStar Communications Corp.--
           Class A*..............................  80,640    2,215,181
          Electronic Arts, Inc.*.................  44,800    2,685,760
          Ericsson (LM) Telephone Co.--ADR....... 330,400    1,724,688
          Express Scripts, Inc.--Class A*........  22,400    1,047,424
          Fiserv, Inc.*..........................  76,160    3,223,091
          Flextronics International Ltd.*........ 171,360    4,110,926
          Gemstar-TV Guide International, Inc.*.. 141,120    3,909,024
          Genzyme Corp.--General Division*.......  86,240    5,162,326
          Gilead Sciences, Inc.*.................  30,240    1,987,373
          Human Genome Sciences, Inc.*...........  41,440    1,397,357
          I2 Technologies, Inc.*................. 146,720    1,159,088
          ICOS Corp.*............................  16,800      964,992
          IDEC Pharmaceuticals Corp.*............  53,760    3,705,677
          ImClone Systems, Inc.*.................  24,640    1,144,774
          Immunex Corp.*......................... 243,040    6,734,638
          Integrated Device Technology, Inc.*....  32,480      863,643
          Intel Corp............................. 762,720   23,987,545
          Intuit, Inc.*..........................  86,240    3,689,347
          Invitrogen Corp.*......................  15,680      971,062
          JDS Uniphase Corp.*.................... 452,480    3,927,526
          Juniper Networks, Inc.*................  69,440    1,315,888

         Common Stocks, continued
                                                 Shares       Value
                                                ---------- ------------
        KLA-Tencor Corp.*......................     72,800 $  3,607,968
        Linear Technology Corp.................    137,760    5,378,150
        Maxim Integrated Products, Inc.*.......    146,720    7,704,267
        MedImmune, Inc.*.......................     73,920    3,426,192
        Mercury Interactive Corp.*.............     29,120      989,498
        Microchip Technology, Inc.*............     35,840    1,388,442
        Microsoft Corp.*.......................    601,440   39,845,399
        Millennium Pharmaceuticals, Inc.*......     79,520    1,949,035
        Molex, Inc.............................     31,360      970,592
        Network Appliance, Inc.*...............    112,000    2,449,440
        Nextel Communications, Inc.--
         Class A*..............................    319,200    3,498,432
        Novellus Systems, Inc.*................     47,040    1,855,728
        NVIDIA Corp.*..........................     50,400    3,371,760
        Oracle Corp.*..........................    752,640   10,393,958
        PACCAR, Inc............................     28,000    1,837,360
        PanAmSat Corp.*........................     66,080    1,445,830
        Paychex, Inc...........................    115,360    4,020,296
        PeopleSoft, Inc.*......................    138,880    5,582,976
        PMC-Sierra, Inc.*......................     59,360    1,261,994
        Protein Design Labs, Inc.*.............     28,000      918,400
        QLogic Corp.*..........................     30,240    1,345,982
        Qualcomm, Inc.*........................    299,040   15,101,520
        Rational Software Corp.*...............     66,080    1,288,560
        RF Micro Devices, Inc.*................     61,600    1,184,568
        Sanmina-SCI Corp.*.....................    180,320    3,588,368
        Sepracor, Inc.*........................     25,760    1,469,866
        Siebel Systems, Inc.*..................    175,840    4,920,003
        Smurfit-Stone Container Corp.*.........     77,280    1,234,162
        Staples, Inc.*.........................    100,800    1,884,960
        Starbucks Corp.*.......................    172,480    3,285,744
        Sun Microsystems, Inc.*................    458,080    5,634,384
        Symantec Corp.*........................     23,520    1,560,082
        Synopsys, Inc.*........................     17,920    1,058,534
        Tellabs, Inc.*.........................     76,160    1,139,354
        TMP Worldwide, Inc.*...................     38,080    1,633,632
        USA Networks, Inc.*....................    116,480    3,181,069
        VeriSign, Inc.*........................     62,720    2,385,869
        Veritas Software Corp.*................    133,280    5,974,942
        Vitesse Semiconductor Corp.*...........     67,200      835,296
        WorldCom, Inc.--WorldCom Group*........    346,080    4,872,806
        Xilinx, Inc.*..........................    143,360    5,598,208
        Yahoo!, Inc.*..........................     88,480    1,569,635
                                                           ------------
        TOTAL COMMON STOCKS....................             366,522,649
                                                           ------------
         Repurchase Agreement (1.8%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $7,030,586 (Collateralized by Federal
         Farm Credit Bank security)............ $7,030,000    7,030,000
                                                           ------------
        TOTAL REPURCHASE AGREEMENT.............               7,030,000
                                                           ------------
        TOTAL INVESTMENTS
         (Cost $306,848,820)/(a)/--96.7%.......             373,552,649
        Other assets in excess of
         liabilities--3.3%.....................              12,723,853
                                                           ------------
        NET ASSETS--100.0%.....................            $386,276,502
                                                           ============

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              UltraOTC ProFund                        Investments
                                                December 31, 2001

          Futures Contracts Purchased
                                                          Unrealized
                                                Contracts    Loss
                                                --------- -----------
         NASDAQ Future Contract expiring March
          2002 (Underlying face amount at value
          $80,580,000).........................    510    $(2,522,802)

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $1,003,230,947 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $696,382,127. Net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $  68,766,519
                   Unrealized depreciation....  (698,444,817)
                                               -------------
                   Net unrealized depreciation $(629,678,298)
                                               =============

ADR--American Depositary Receipt.

   The UltraOTC ProFund's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

Auto Manufacturers...............  0.5%
Biotechnology....................  9.8%
Commercial Services..............  3.1%
Computers........................  7.7%
Electrical Components & Equipment  0.3%
Electronics......................  2.0%
Health Care......................  1.2%
Internet.........................  4.3%
Media............................  4.1%
Packaging & Containers...........  0.3%
Pharmaceuticals..................  3.3%
Retail...........................  3.7%
Semiconductors................... 18.7%
Software......................... 20.5%
Telecommunications............... 14.6%
Textiles.........................  0.8%
Other............................  5.1%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $299,818,820)....... $   366,522,649
        Repurchase agreement, at amortized cost.........       7,030,000
                                                         ---------------
         Total Investments..............................     373,552,649
        Cash............................................      11,633,899
        Dividends and interest receivable...............          11,194
        Receivable for investments sold.................      33,706,487
        Deferred organization costs.....................           7,473
        Prepaid expenses................................          93,131
                                                         ---------------
         Total Assets...................................     419,004,833
                                                         ---------------
      Liabilities:
        Payable for capital shares redeemed.............      21,687,625
        Unrealized depreciation on swap contracts.......       6,787,876
        Variation margin on futures contracts...........       2,560,139
        Advisory fees payable...........................         282,637
        Management servicing fees payable...............          56,527
        Administration fees payable.....................          37,825
        Distribution and service fees payable--Service
         Class..........................................         590,485
        Other accrued expenses..........................         725,217
                                                         ---------------
         Total Liabilities..............................      32,728,331
                                                         ---------------
      Net Assets........................................ $   386,276,502
                                                         ===============
      Net Assets consist of:
        Capital......................................... $ 1,959,472,675
        Accumulated undistributed net investment
         income.........................................          85,513
        Accumulated net realized losses on investments,
         futures contracts and swap contracts...........  (1,630,674,837)
        Net unrealized appreciation on investments,
         futures contracts and swap contracts...........      57,393,151
                                                         ---------------
      Net Assets........................................ $   386,276,502
                                                         ===============
      Investor Class:
        Net Assets...................................... $   353,564,809
        Shares of Beneficial Interest Outstanding.......      10,018,234
        Net Asset Value (offering and redemption price
         per share)..................................... $         35.29
                                                         ===============
      Service Class:
        Net Assets...................................... $    32,711,693
        Shares of Beneficial Interest Outstanding.......         965,659
        Net Asset Value (offering and redemption price
         per share)..................................... $         33.88
                                                         ===============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Interest.......................................... $   2,688,813
        Dividends (net of foreign taxes of $1,449)........       194,508
                                                           -------------
         Total Income.....................................     2,883,321
                                                           -------------
      Expenses:
        Advisory fees.....................................     2,888,714
        Management servicing fees.........................       577,746
        Administration fees...............................       209,784
        Distribution and service fees--Service Class......       408,817
        Transfer agent fees...............................     1,619,561
        Registration and filing fees......................       315,574
        Custody fees......................................       342,471
        Fund accounting fees..............................       364,188
        Other fees........................................       604,273
                                                           -------------
         Total Expenses...................................     7,331,128
                                                           -------------
      Net Investment Loss.................................    (4,447,807)
                                                           -------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments, futures
         contracts and swap contracts.....................  (605,791,038)
        Net change in unrealized appreciation/
         (depreciation) on investments, futures contracts
         and swap contracts...............................   145,085,495
                                                           -------------
         Net realized and unrealized losses on
             investments, futures contracts and swap
             contracts....................................  (460,705,543)
                                                           -------------
      Change in Net Assets Resulting from Operations...... $(465,153,350)
                                                           =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Statements of Changes in Net Assets
                                                                 For the           For the
                                                               year ended        year ended
                                                            December 31, 2001 December 31, 2000
                                                            ----------------- -----------------
From Investment Activities:
Operations:
 Net investment loss.......................................  $    (4,447,807)  $    (4,329,015)
 Net realized losses on investments, futures contracts and
   swap contracts..........................................     (605,791,038)     (866,751,641)
 Net change in unrealized appreciation/(depreciation) on
   investments, futures contracts and swap contracts.......      145,085,495      (481,759,466)
                                                             ---------------   ---------------
 Change in net assets resulting from operations............     (465,153,350)   (1,352,840,122)
                                                             ---------------   ---------------
Distributions to Shareholders From:
 In excess of net realized gains on investments, futures
   contracts and swap contracts
   Investor Class..........................................               --       (60,814,148)
   Service Class...........................................               --       (10,572,105)
                                                             ---------------   ---------------
 Change in net assets resulting from distributions.........               --       (71,386,253)
                                                             ---------------   ---------------
Capital Transactions:
 Proceeds from shares issued
   Investor Class..........................................    2,833,668,192     6,167,538,098
   Service Class...........................................      871,771,761     2,176,822,907
 Dividends reinvested
   Investor Class..........................................               --        55,843,747
   Service Class...........................................               --         9,037,127
 Cost of shares redeemed
   Investor Class..........................................   (2,498,805,079)   (5,794,210,780)
   Service Class...........................................     (825,093,547)   (2,071,974,065)
                                                             ---------------   ---------------
 Change in net assets resulting from capital transactions..      381,541,327       543,057,034
                                                             ---------------   ---------------
 Change in net assets......................................      (83,612,023)     (881,169,341)
Net Assets:
 Beginning of year.........................................      469,888,525     1,351,057,866
                                                             ---------------   ---------------
 End of year...............................................  $   386,276,502   $   469,888,525
                                                             ===============   ===============
Share Transactions:
 Issued
   Investor Class..........................................      240,064,560        79,240,963
   Service Class...........................................       75,837,581        30,426,717
 Reinvested
   Investor Class..........................................               --         2,203,472
   Service Class...........................................               --           366,169
 Redeemed
   Investor Class..........................................     (248,512,971)      (75,278,360)
   Service Class...........................................      (77,056,185)      (29,992,924)
                                                             ---------------   ---------------
 Change in shares..........................................       (9,667,015)        6,966,037
                                                             ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                   Investor Class
                                      ----------------------------------------------------------------------------------

                                           For the              For the              For the              For the
                                         year ended           year ended           year ended           year ended
                                      December 31, 2001    December 31, 2000    December 31, 1999    December 31, 1998
                                      -----------------    -----------------    -----------------    -----------------
Net Asset Value, Beginning of
 Period/(b)/.........................   $     114.10         $     494.40        $       149.10        $      52.25
                                        ------------         ------------        --------------        ------------
Investment Activities:
  Net investment income/(loss).......          (0.50)/(c)/          (0.85)/(c)/           (0.80)               1.00/(c)/
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts......         (78.31)             (361.75)               348.40               95.85
                                        ------------         ------------        --------------        ------------
  Total income/(loss) from
   investment activities.............         (78.81)             (362.60)               347.60               96.85
                                        ------------         ------------        --------------        ------------
Distributions to Shareholders
 From:
  Net investment income..............             --                   --                    --/(d)/             --/(d)/
  Net realized gains on investments,
   futures contracts and swap
   contracts.........................             --                   --                 (2.30)                 --
  In excess of net realized gains on
   investments, futures contracts
   and swap contracts................             --               (17.70)                   --                  --
                                        ------------         ------------        --------------        ------------
  Total distributions................             --               (17.70)                (2.30)                 --
                                        ------------         ------------        --------------        ------------
Net Asset Value, End of Period.......   $      35.29         $     114.10        $       494.40        $     149.10
                                        ============         ============        ==============        ============
Total Return.........................         (69.07)%             (73.70)%              233.25%             185.34%
Ratios/Supplemental Data:
Net assets, end of year..............   $353,564,809         $421,434,035        $1,216,220,142        $239,017,203
Ratio of expenses to average net
 assets..............................           1.80%                1.33%                 1.31%               1.47%
Ratio of net investment income/
 (loss) to average net assets........          (1.06)%              (0.22)%               (0.50)%              1.05%
Ratio of expenses to average net
 assets*.............................           1.80%                1.33%                 1.33%               1.67%
Portfolio turnover/(g)/..............            622%                 801%                  670%                156%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                         For the period
                                      December 1, 1997/(a)/
                                            through
                                       December 31, 1997
                                      --------------------
Net Asset Value, Beginning of
 Period/(b)/.........................       $  62.50
                                            --------
Investment Activities:
  Net investment income/(loss).......           0.40
  Net realized and unrealized gains/
   (losses) on investments, futures
   contracts and swap contracts......         (10.65)
                                            --------
  Total income/(loss) from
   investment activities.............         (10.25)
                                            --------
Distributions to Shareholders
 From:
  Net investment income..............             --
  Net realized gains on investments,
   futures contracts and swap
   contracts.........................             --
  In excess of net realized gains on
   investments, futures contracts
   and swap contracts................             --
                                            --------
  Total distributions................             --
                                            --------
Net Asset Value, End of Period.......       $  52.25
                                            ========
Total Return.........................         (16.40)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year..............       $256,184
Ratio of expenses to average net
 assets..............................           1.07%/(f)/
Ratio of net investment income/
 (loss) to average net assets........           2.73%/(f)/
Ratio of expenses to average net
 assets*.............................          21.74%/(f)/
Portfolio turnover/(g)/..............             --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund


 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                           Service Class
                               -------------------------------------------------------------------------------

                                    For the              For the              For the           For the
                                  year ended           year ended           year ended        year ended
                               December 31, 2001    December 31, 2000    December 31, 1999 December 31, 1998
                               -----------------    -----------------    ----------------- -----------------
Net Asset Value, Beginning of
 Period/(b)/..................    $    110.90          $    487.00         $     148.40       $     52.25
                                  -----------          -----------         ------------       -----------
Investment Activities:
 Net investment income/(loss).          (0.94)/(c)/          (4.65)/(c)/          (3.20)            0.50 /(c)/
 Net realized and unrealized
   gains/ (losses) on
   investments, futures
   contracts and swap
   contracts..................         (76.08)             (353.75)              344.10             95.65
                                  -----------          -----------         ------------       -----------
 Total income/(loss) from
   investment activities......         (77.02)             (358.40)              340.90             96.15
                                  -----------          -----------         ------------       -----------
Distributions to Shareholders
 From:
 Net investment income........             --                   --                   --                --/(d)/
 Net realized gains on
   investments, futures
   contracts and swap
   contracts..................             --                   --                (2.30)               --
 In excess of net realized
   gains on investments,
   futures contracts and swap
   contracts..................             --               (17.70)                  --                --
                                  -----------          -----------         ------------       -----------
 Total distributions..........             --               (17.70)               (2.30)               --
                                  -----------          -----------         ------------       -----------
Net Asset Value, End of Period    $     33.88          $    110.90         $     487.00       $    148.40
                                  ===========          ===========         ============       ===========
Total Return..................         (69.45)%             (73.96)%             229.73%           183.98%
Ratios/Supplemental Data:
Net assets, end of year.......    $32,711,693          $48,454,490         $134,837,724       $32,391,937
Ratio of expenses to average
 net assets...................           2.80%                2.33%                2.30%             2.38%
Ratio of net investment
 income/ (loss) to average
 net assets...................          (2.03)%              (1.22)%              (1.49)%            0.07%
Ratio of expenses to average
 net assets*..................           2.80%                2.33%                2.32%             2.61%
Portfolio turnover/(g)/.......            622%                 801%                 670%              156%

 Financial Highlights, continued
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.


                                  For the period
                               December 1, 1997/(a)/
                                     through
                                December 31, 1997
                               --------------------
Net Asset Value, Beginning of
 Period/(b)/..................       $  62.50
                                     --------
Investment Activities:
 Net investment income/(loss).             --
 Net realized and unrealized
   gains/ (losses) on
   investments, futures
   contracts and swap
   contracts..................         (10.25)
                                     --------
 Total income/(loss) from
   investment activities......         (10.25)
                                     --------
Distributions to Shareholders
 From:
 Net investment income........             --
 Net realized gains on
   investments, futures
   contracts and swap
   contracts..................             --
 In excess of net realized
   gains on investments,
   futures contracts and swap
   contracts..................             --
                                     --------
 Total distributions..........             --
                                     --------
Net Asset Value, End of Period       $  52.25
                                     ========
Total Return..................         (16.40)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year.......       $663,984
Ratio of expenses to average
 net assets...................           1.75%/(f)/
Ratio of net investment
 income/ (loss) to average
 net assets...................          (0.06)%/(f)/
Ratio of expenses to average
 net assets*..................          23.42%/(f)/
Portfolio turnover/(g)/.......             --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              UltraJapan ProFund

   For the year ended December 31, 2001, the UltraJapan ProFund had a NAV total return of - 47.10%* for the Investor Class shares, compared to a return of
- 33.23% for the unmanaged Nikkei 225 Stock Average. This ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with twice the performance of related futures contracts traded in the United States. The Nikkei 225 Stock Average is an unmanaged price-weighted index of 225 large, actively traded Japanese stocks which are traded on the Tokyo Stock Exchange.

   For the fiscal year, the UltraJapan ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of U.S. traded futures contracts related to the Nikkei 225 Stock Average (1.00 equals perfect correlation).

   The performance of the Nikkei 225 Stock Average was influenced, during the fiscal year, by a generally weak global economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Nikkei 225 Stock Average or any of the companies included in the Nikkei 225 Stock Average.

                                    [CHART]

        $2,463 - UltraJapan - Investor    $2,413 - UltraJapan - Service    $4,380 - Nikkei 225
        ------------------------------    -----------------------------    -------------------
2/7/00                 10,000                          10,000                      10,000
3/00                   10,547                          10,527                      10,802
6/00                    7,680                           7,650                       8,936
9/00                    6,117                           6,077                       7,948
12/00                   4,656                           4,614                       6,559
3/01                    4,171                           4,110                       5,647
6/01                    4,026                           3,964                       5,667
9/01                    2,249                           2,208                       4,474
12/01                   2,463                           2,413                       4,380

-----------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
-----------------------------------------------------------
                                                Since
                                              Inception
                                1 Year         (2/7/00)
-----------------------------------------------------------
Investor                        (47.10)%       (52.19)%
Service                         (47.70)%       (52.71)%
-----------------------------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraJapan ProFund is measured against the Nikkei 225 Stock Average, an unmanaged index generally representative of the performance of the Tokyo Stock Exchange as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraJapan ProFund                      Investments
                                                December 31, 2001


       Options Purchased (60.8%)
                                                    Contracts
                                                       or
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
      Nikkei 225 Call Option expiring January
       2002 @ $5500................................       70  $1,725,500
                                                              ----------
      TOTAL OPTIONS PURCHASED......................            1,725,500
                                                              ----------
       U.S. Government Agencies (19.0%)
      Federal Home Loan Bank,
       1.43%, 01/02/02............................. $538,000     537,957
                                                              ----------
      TOTAL U.S. GOVERNMENT AGENCIES...............              537,957
                                                              ----------
       Repurchase Agreement (22.9%)
      State Street Bank, 1.50%, 01/02/02, dated
       12/31/01, with maturity value of $650,054
       (Collateralized by Federal Farm Credit
       Bank security)..............................  650,000     650,000
                                                              ----------
      TOTAL REPURCHASE AGREEMENT...................              650,000
                                                              ----------
      TOTAL INVESTMENTS
       (Cost $3,008,343)/(a)/--102.7%..............            2,913,457
      Liabilities in excess of other assets--(2.7)%              (76,522)
                                                              ----------
      NET ASSETS--100.0%...........................           $2,836,935
                                                              ==========

          Futures Contracts Purchased
                                                             Unrealized
                                                   Contracts    Gain
                                                   --------- ----------
         Nikkei 225 Future Contract expiring March
          2002 (Underlying face amount at value
          $2,033,850).............................    39      $937,398

------
/(a)/Cost for federal income taxes is $2,913,479 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $(94,864) for options. Net unrealized depreciation of securities as follows:

                       Unrealized appreciation.... $  0
                       Unrealized depreciation....  (22)
                                                   ----
                       Net unrealized depreciation $(22)
                                                   ====

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund


     Statement of Assets and Liabilities
                                                     December 31, 2001
    Assets:
      Investments, at value (cost $2,358,343)............ $  2,263,457
      Repurchase agreement, at amortized cost............      650,000
                                                          ------------
       Total Investments.................................    2,913,457
      Interest receivable................................           27
      Receivable for capital shares issued...............        1,483
      Prepaid expenses...................................        4,565
                                                          ------------
       Total Assets......................................    2,919,532
                                                          ------------
    Liabilities:
      Payable to custodian...............................        7,758
      Payable for capital shares redeemed................        2,685
      Variation margin on futures contracts..............       16,905
      Advisory fees payable..............................       17,765
      Management servicing fees payable..................          989
      Administration fees payable........................          940
      Distribution and service fees payable--Service
       Class.............................................       22,751
      Other accrued expenses.............................       12,804
                                                          ------------
       Total Liabilities.................................       82,597
                                                          ------------
    Net Assets........................................... $  2,836,935
                                                          ============
    Net Assets consist of:
      Capital............................................ $ 12,371,907
      Accumulated net realized losses on investments and
       futures contracts.................................  (10,377,484)
      Net unrealized appreciation on investments and
       futures contracts.................................      842,512
                                                          ------------
    Net Assets........................................... $  2,836,935
                                                          ============
    Investor Class:
      Net Assets......................................... $  2,697,296
      Shares of Beneficial Interest Outstanding..........       77,568
      Net Asset Value (offering and redemption price per
       share)............................................ $      34.77
                                                          ============
    Service Class:
      Net Assets......................................... $    139,639
      Shares of Beneficial Interest Outstanding..........        4,024
      Net Asset Value (offering and redemption price per
       share)............................................ $      34.70
                                                          ============

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $   127,619
                                                              -----------
      Expenses:
        Advisory fees........................................      50,838
        Management servicing fees............................       8,473
        Administration fees..................................       3,135
        Distribution and service fees--Service Class.........      26,396
        Transfer agent fees..................................      19,542
        Registration and filing fees.........................      30,832
        Custody fees.........................................       8,299
        Fund accounting fees.................................       5,098
        Other fees...........................................       7,910
                                                              -----------
         Total Expenses before waivers.......................     160,523
         Less Expenses waived by the Investment
          Advisor............................................     (28,667)
                                                              -----------
         Net Expenses........................................     131,856
                                                              -----------
      Net Investment Loss....................................      (4,237)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts...........................................  (4,376,081)
        Net change in unrealized appreciation on investments
         and futures contracts...............................      25,043
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (4,351,038)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,355,275)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statements of Changes in Net Assets
                                                                                                   For the period
                                                                                   For the      February 7, 2000/(a)/
                                                                                 year ended           through
                                                                              December 31, 2001  December 31, 2000
                                                                              ----------------- --------------------
From Investment Activities:
Operations:
  Net investment income/(loss)...............................................   $     (4,237)       $    100,050
  Net realized losses on investments and futures contracts...................     (4,376,081)         (6,001,404)
  Net change in unrealized appreciation on investments and futures contracts.         25,043             817,469
                                                                                ------------        ------------
  Change in net assets resulting from operations.............................     (4,355,275)         (5,083,885)
                                                                                ------------        ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class............................................................           (798)            (63,515)
   Service Class.............................................................             --             (35,736)
                                                                                ------------        ------------
  Change in net assets resulting from distributions..........................           (798)            (99,251)
                                                                                ------------        ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class............................................................     69,117,192          87,824,953
   Service Class.............................................................     40,760,766          31,137,549
  Dividends reinvested
   Investor Class............................................................            775              56,450
   Service Class.............................................................             --              35,734
  Cost of shares redeemed
   Investor Class............................................................    (63,908,241)        (83,904,403)
   Service Class.............................................................    (40,670,481)        (28,074,150)
                                                                                ------------        ------------
  Change in net assets resulting from capital transactions...................      5,300,011           7,076,133
                                                                                ------------        ------------
  Change in net assets.......................................................        943,938           1,892,997
Net Assets:
  Beginning of period........................................................      1,892,997                  --
                                                                                ------------        ------------
  End of period..............................................................   $  2,836,935        $  1,892,997
                                                                                ============        ============
Share Transactions:
  Issued
   Investor Class............................................................      5,120,246           3,885,963
   Service Class.............................................................      2,089,383           1,368,954
  Reinvested
   Investor Class............................................................             22               4,175
   Service Class.............................................................             --               2,618
  Redeemed
   Investor Class............................................................     (5,122,606)         (3,810,232)
   Service Class.............................................................     (2,148,842)         (1,308,089)
                                                                                ------------        ------------
  Change in shares...........................................................        (61,797)            143,389
                                                                                ============        ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Investor Class
                                                                            ----------------------------------
                                                                                                  For the period
                                                                                 For the       February 7, 2000/(a)/
                                                                               year ended            through
                                                                            December 31, 2001   December 31, 2000
                                                                            -----------------  --------------------
Net Asset Value, Beginning of Period/(b)/..................................    $    65.75           $   150.00
                                                                               ----------           ----------
Investment Activities:
  Net investment income....................................................         0.19 /(c)/           2.90 /(c)/
  Net realized and unrealized losses on investments and futures contracts..        (31.16)              (82.95)
                                                                               ----------           ----------
  Total loss from investment activities....................................        (30.97)              (80.05)
                                                                               ----------           ----------
Distributions to Shareholders From:
  Net investment income....................................................         (0.01)               (4.20)
                                                                               ----------           ----------
  Total distributions......................................................         (0.01)               (4.20)
                                                                               ----------           ----------
Net Asset Value, End of Period.............................................    $    34.77           $    65.75
                                                                               ==========           ==========
Total Return...............................................................        (47.10)%             (53.44)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year....................................................    $2,697,296           $1,050,477
Ratio of expenses to average net assets....................................          1.95%                1.59%/(e)/
Ratio of net investment income to average net assets.......................          0.39%                2.99%/(e)/
Ratio of expenses to average net assets*...................................          2.46%                2.31%/(e)/
Portfolio turnover/(f)/....................................................          1299%                1300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)Commencement of operations. /
/(b)Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. / /(c)Per share net investment income has been calculated using the daily average shares method. /
/(d)Not annualized. /
/(e)Annualized. /
/(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. /

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                    Service Class
                                                                       ---------------------------------
                                                                                             For the period
                                                                            For the       February 7, 2000/(a)/
                                                                          year ended            through
                                                                       December 31, 2001   December 31, 2000
                                                                       -----------------  --------------------
Net Asset Value, Beginning of Period/(b)/.............................     $  66.35             $ 150.00
                                                                           --------             --------
Investment Activities:
 Net investment income/(loss).........................................        (0.28)/(c)/           1.95/(c)/
 Net realized and unrealized losses on investments and futures
   contracts..........................................................       (31.37)              (82.65)
                                                                           --------             --------
 Total loss from investment activities................................       (31.65)              (80.70)
                                                                           --------             --------
Distributions to Shareholders From:
 Net investment income................................................           --                (2.95)
                                                                           --------             --------
 Total distributions..................................................           --                (2.95)
                                                                           --------             --------
Net Asset Value, End of Period........................................     $  34.70             $  66.35
                                                                           ========             ========
Total Return..........................................................       (47.70)%             (53.86)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...............................................     $139,639             $842,520
Ratio of expenses to average net assets...............................         2.78%                2.60%/(e)/
Ratio of net investment income/(loss) to average net assets...........        (0.60)%               2.09%/(e)/
Ratio of expenses to average net assets*..............................         3.29%                3.33%/(e)/
Portfolio turnover/(f)/...............................................         1299%                1300%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                                 Bear ProFund

   For the year ended December 31, 2001, the Bear ProFund had a NAV total return of 14.29%* for the Investor Class shares, compared to a return of
- 13.04% for the unmanaged S&P 500 Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the Bear ProFund achieved an average daily statistical correlation of over 0.99 with the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

        $9,395 - Bear - Investor   $9,063 - Bear - Service    $11,827 - S&P 500
        ------------------------   -----------------------    -----------------
12/30/97        10,000                     10,000                   9,996
3/98             8,960                      8,960                  11,349
6/98             8,740                      8,740                  11,680
9/98             9,710                      9,710                  10,476
12/98            8,054                      7,996                  12,663
3/99             7,844                      7,734                  13,251
6/99             7,416                      7,302                  14,141
9/99             8,005                      7,869                  13,214
12/99            7,062                      6,931                  15,136
3/00             6,985                      6,826                  15,438
6/00             7,284                      7,100                  14,985
9/00             7,497                      7,325                  14,799
12/00            8,221                      8,008                  13,601
3/01             9,438                      9,171                  11,954
6/01             8,916                      8,648                  12,614
9/01            10,489                     10,143                  10,724
12/01            9,395                      9,063                  11,827


---------------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
---------------------------------------------------------------------
                                                          Since
                                                        Inception
                                 1 Year       3 Year    (12/30/97)
---------------------------------------------------------------------
Investor                         14.29%       5.27%      (1.55)%
Service                          13.18%       4.26%      (2.43)%
---------------------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Bear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Bear ProFund                            Investments
                                                December 31, 2001


Options Purchased (21.7%)

                                                         Contracts
                                                        or Principal
                                                           Amount       Value
                                                        ------------ ------------
S&P 500 Call Option expiring January 2002 @ $1600......          15  $        113
S&P 500 Put Option expiring January 2002 @ $1800.......          15     2,445,000
                                                                     ------------
TOTAL OPTIONS PURCHASED................................                 2,445,113
                                                                     ------------
 U.S. Government Agencies (201.5%)
Federal Home Loan Bank, 1.43%, 01/02/02................ $22,680,000    22,678,198
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCIES.........................                22,678,198
                                                                     ------------
 Repurchase Agreement (64.9%)
State Street Bank, 1.50%, 01/02/02, dated 12/31/01,
 with maturity value of $7,300,608 (Collateralized by
 Federal Farm Credit Bank security)....................   7,300,000     7,300,000
                                                                     ------------
TOTAL REPURCHASE AGREEMENT.............................                 7,300,000
                                                                     ------------
TOTAL INVESTMENTS (Cost $32,491,943)/(a)/--288.1%......                32,423,311
Liabilities in excess of other assets--(188.1)%........               (21,169,467)
                                                                     ------------
NET ASSETS--100.0%.....................................              $ 11,253,844
                                                                     ============

utures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
  E-mini S&P 500 Future Contract expiring March 2002
   (Underlying face amount at value $172,200)............     3      $ (1,278)
  S&P 500 Future Contract expiring March 2002
   (Underlying face amount at value $4,592,000)..........    16      $(62,483)

------
/(a)/Costfor federal income taxes is $32,424,212 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $(67,731) for options. Net unrealized depreciation of securities as follows:

              Unrealized appreciation..................... $   0
              Unrealized depreciation.....................  (901)
                                                           -----
              Net unrealized depreciation................. $(901)
                                                           =====

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statement of Assets and Liabilities
                                                             December 31, 2001
Assets:
 Investments, at value (cost $25,191,943)........................ $25,123,311
 Repurchase agreement, at amortized cost.........................   7,300,000
                                                                  -----------
   Total Investments.............................................  32,423,311
 Interest receivable.............................................         304
 Variation margin on futures contracts...........................     310,922
 Deferred organization costs.....................................          13
 Prepaid expenses................................................      39,574
                                                                  -----------
   Total Assets..................................................  32,774,124
                                                                  -----------
Liabilities:
 Payable to custodian............................................      40,306
 Payable for capital shares redeemed.............................  21,405,207
 Advisory fees payable...........................................      14,801
 Management servicing fees payable...............................       2,856
 Administration fees payable.....................................       2,060
 Distribution and service fees payable-- Service Class...........      20,392
 Other accrued expenses..........................................      34,658
                                                                  -----------
   Total Liabilities.............................................  21,520,280
                                                                  -----------
Net Assets....................................................... $11,253,844
                                                                  ===========
Net Assets consist of:
 Capital......................................................... $12,821,690
 Accumulated undistributed net investment income.................       7,316
 Accumulated net realized losses on investments and futures
   contracts.....................................................  (1,442,769)
 Net unrealized depreciation on investments and futures contracts    (132,393)
                                                                  -----------
Net Assets....................................................... $11,253,844
                                                                  ===========
Investor Class:
 Net Assets...................................................... $ 8,498,343
 Shares of Beneficial Interest Outstanding.......................     227,021
 Net Asset Value (offering and redemption price per share)....... $     37.43
                                                                  ===========
Service Class:
 Net Assets...................................................... $ 2,755,501
 Shares of Beneficial Interest Outstanding.......................      74,644
 Net Asset Value (offering and redemption price per share)....... $     36.92
                                                                  ===========

 Statement of Operations
                                        For the year ended December 31, 2001
Investment Income:
 Interest........................................................ $  452,663
                                                                  ----------
Expenses:
 Advisory fees...................................................    114,121
 Management servicing fees.......................................     22,824
 Administration fees.............................................      8,461
 Distribution and service fees--Service Class....................     73,565
 Transfer agent fees.............................................     54,325
 Registration and filing fees....................................     52,055
 Custody fees....................................................     18,220
 Fund accounting fees............................................     14,351
 Other fees......................................................     19,471
                                                                  ----------
   Total Expenses before waivers.................................    377,393
   Less Expenses waived by the Investment Advisor................    (12,767)
                                                                  ----------
   Net Expenses..................................................    364,626
                                                                  ----------
Net Investment Income............................................     88,037
                                                                  ----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized gains on investments and futures contracts.........  1,594,483
 Net change in unrealized depreciation on investments and
   futures contracts.............................................   (115,300)
                                                                  ----------
   Net realized and unrealized gains on investments and futures contracts....................................................  1,479,183
                                                                  ----------
Change in Net Assets Resulting from Operations................... $1,567,220
                                                                  ==========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2001 December 31, 2000
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income.....................................................................   $      88,037     $     232,596
  Net realized gains/(losses) on investments and futures contracts..........................       1,594,483          (129,439)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.        (115,300)           50,193
                                                                                               -------------     -------------
  Change in net assets resulting from operations............................................       1,567,220           153,350
                                                                                               -------------     -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................              --          (220,174)
   Service Class............................................................................              --           (14,009)
                                                                                               -------------     -------------
  Change in net assets resulting from distributions.........................................              --          (234,183)
                                                                                               -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................     444,217,616       381,580,176
   Service Class............................................................................     582,182,355        16,826,632
  Dividends reinvested
   Investor Class...........................................................................              --           225,045
   Service Class............................................................................              --            14,267
  Cost of shares redeemed
   Investor Class...........................................................................    (445,992,969)     (375,193,721)
   Service Class............................................................................    (580,020,143)      (17,497,700)
                                                                                               -------------     -------------
  Change in net assets resulting from capital transactions..................................         386,859         5,954,699
                                                                                               -------------     -------------
  Change in net assets......................................................................       1,954,079         5,873,866
Net Assets:
  Beginning of year.........................................................................       9,299,765         3,425,899
                                                                                               -------------     -------------
  End of year...............................................................................   $  11,253,844     $   9,299,765
                                                                                               =============     =============
Share Transactions:
  Issued
   Investor Class...........................................................................      12,131,033        11,981,397
   Service Class............................................................................      15,659,377           546,254
  Reinvested
   Investor Class...........................................................................              --             6,618
   Service Class............................................................................              --               447
  Redeemed
   Investor Class...........................................................................     (12,175,419)      (11,793,823)
   Service Class............................................................................     (15,597,331)         (570,791)
                                                                                               -------------     -------------
  Change in shares..........................................................................          17,660           170,102
                                                                                               =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                           Investor Class
                                  --------------------------------------------------------------------------

                                       For the            For the            For the           For the
                                     year ended         year ended         year ended        year ended
                                  December 31, 2001  December 31, 2000  December 31, 1999 December 31, 1998
                                  -----------------  -----------------  ----------------- -----------------
Net Asset Value, Beginning of
 Period..........................    $    32.75         $    30.18         $    39.88        $    50.00
                                     ----------         ----------         ----------        ----------
Investment Activities:
  Net investment income..........         0.52 /(b)/         1.09 /(b)/        1.10/ (b)/          1.47/(b)/
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts.....................          4.16             3.84/ (c)/          (5.97)           (11.22)
                                     ----------         ----------         ----------        ----------
  Total income/(loss) from
   investment activities.........          4.68               4.93              (4.87)            (9.75)
                                     ----------         ----------         ----------        ----------
Distributions to Shareholders
 From:
  Net investment income..........            --              (2.36)             (4.83)            (0.37)
  Net realized gains on
   investments and futures
   contracts.....................            --                 --                 --                --/(d)/
                                     ----------         ----------         ----------        ----------
  Total distributions............            --              (2.36)             (4.83)            (0.37)
                                     ----------         ----------         ----------        ----------
Net Asset Value, End of Period...    $    37.43         $    32.75         $    30.18        $    39.88
                                     ==========         ==========         ==========        ==========
Total Return.....................         14.29%             16.41%            (12.32)%          (19.46)%
Ratios/Supplemental Data:
Net assets, end of year..........    $8,498,343         $8,888,800         $2,330,573        $4,166,787
Ratio of expenses to average net
 assets..........................          1.88%              1.84%              1.40%             1.54%
Ratio of net investment income to
 average net assets..............          1.41%              3.43%              2.86%             3.12%
Ratio of expenses to average net
 assets*.........................          1.96%              2.19%              1.68%             3.26%
Portfolio turnover/(g)/..........          1299%              1299%              1215%               --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                     For the period
                                  December 30, 1997/(a)/
                                         through
                                    December 31, 1997
                                  ---------------------
Net Asset Value, Beginning of
 Period..........................      $    50.00
                                       ----------
Investment Activities:
  Net investment income..........              --
  Net realized and unrealized
   gains/(losses) on
   investments and futures
   contracts.....................              --
                                       ----------
  Total income/(loss) from
   investment activities.........              --
                                       ----------
Distributions to Shareholders
 From:
  Net investment income..........              --
  Net realized gains on
   investments and futures
   contracts.....................              --
                                       ----------
  Total distributions............              --
                                       ----------
Net Asset Value, End of Period...      $    50.00
                                       ==========
Total Return.....................              --/(e)/
Ratios/Supplemental Data:
Net assets, end of year..........      $2,516,412
Ratio of expenses to average net
 assets..........................              --/(f)/
Ratio of net investment income to
 average net assets..............              --/(f)/
Ratio of expenses to average net
 assets*.........................          325.97%/(f)/
Portfolio turnover/(g)/..........              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                           Service Class
                                  --------------------------------------------------------------------------

                                       For the             For the           For the            For the
                                     year ended          year ended        year ended         year ended
                                  December 31, 2001   December 31, 2000 December 31, 1999  December 31, 1998
                                  -----------------   ----------------- -----------------  -----------------
Net Asset Value, Beginning of
 Period..........................    $    32.62           $  29.86         $    39.76          $  50.00
                                     ----------           --------         ----------          --------
Investment Activities:
  Net investment income/(loss)...         (0.12)/(b)/         0.75/(b)/          0.63/(b)/         0.87/(b)/
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts.........          4.42               3.87/(c)/         (5.92)           (10.88)
                                     ----------           --------         ----------          --------
  Total income/(loss) from
   investment activities.........          4.30               4.62              (5.29)           (10.01)
                                     ----------           --------         ----------          --------
Distributions to Shareholders
 From:
  Net investment income..........            --              (1.86)             (4.61)            (0.23)
  Net realized gains on
   investments and futures
   contracts.....................            --                 --                 --                --/(d)/
                                     ----------           --------         ----------          --------
  Total distributions............            --              (1.86)             (4.61)            (0.23)
                                     ----------           --------         ----------          --------
Net Asset Value, End of Period...    $    36.92           $  32.62         $    29.86          $  39.76
                                     ==========           ========         ==========          ========
Total Return.....................         13.18%             15.54%            (13.32)%          (20.04)%
Ratios/Supplemental Data:
Net assets, end of year..........    $2,755,501           $410,965         $1,095,326          $379,670
Ratio of expenses to average net
 assets..........................          2.95%              2.83%              2.23%             2.49%
Ratio of net investment income/
 (loss) to average net assets....         (0.32)%             2.43%              1.69%             1.90%
Ratio of expenses to average net
 assets*.........................          3.03%              3.18%              2.91%             4.09%
Portfolio turnover/(g)/..........          1299%              1299%              1215%               --

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                     For the period
                                  December 30, 1997/(a)/
                                         through
                                    December 31, 1997
                                  ---------------------
Net Asset Value, Beginning of
 Period..........................        $ 50.00
                                         -------
Investment Activities:
  Net investment income/(loss)...             --
  Net realized and unrealized
   gains/(losses) on investments
   and futures contracts.........             --
                                         -------
  Total income/(loss) from
   investment activities.........             --
                                         -------
Distributions to Shareholders
 From:
  Net investment income..........             --
  Net realized gains on
   investments and futures
   contracts.....................             --
                                         -------
  Total distributions............             --
                                         -------
Net Asset Value, End of Period...        $ 50.00
                                         =======
Total Return.....................             --/(e)/
Ratios/Supplemental Data:
Net assets, end of year..........        $    10
Ratio of expenses to average net
 assets..........................             --/(f)/
Ratio of net investment income/
 (loss) to average net assets....             --/(f)/
Ratio of expenses to average net
 assets*.........................         326.97%/(f)/
Portfolio turnover/(g)/..........             --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                               UltraBear ProFund

   For the year ended December 31, 2001, the UltraBear ProFund had a NAV total return of 22.65%* for the Investor Class shares, compared to a return of
- 13.04% for the unmanaged S&P 500 Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to 200% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the UltraBear ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

                                    [CHART]

                $3,759 - Telecommunications - Investor    $3,709 - Telecommunications - Service   $5,651 - Dow Jones U.S.
Telecommunications
                            --------------------------------------    -------------------------------------
------------------------------------------
6/19/00                          10,000                            10,000                                     10,000
6/00                              8,995                             8,995                                      9,354
9/00                              7,050                             7,040                                      8,147
12/00                             5,105                             5,080                                      6,582
3/01                              4,805                             4,765                                      6,439
6/01                              4,550                             4,495                                      6,311
9/01                              4,435                             4,385                                      6,283
12/01                             3,759                             3,709                                      5,651

---------------------------------------------------------------------
                    Average Annual Total Return
                          as of 12/31/01
---------------------------------------------------------------------
                                                          Since
                                                        Inception
                                 1 Year       3 Year    (12/22/97)
---------------------------------------------------------------------
Investor                         22.65%       1.34%      (9.65)%
Service                          21.39%       0.44%     (10.31)%
---------------------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraBear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraBear ProFund                       Investments
                                                December 31, 2001

 Options Purchased (14.9%)
                                                         Contracts
                                                        or Principal
                                                           Amount       Value
                                                        ------------ -----------
S&P 500 Call Option expiring January 2002 @ $1600......         465  $     3,488
S&P 500 Put Option expiring January 2002 @ $1800.......          60    9,780,000
                                                                     -----------
TOTAL OPTIONS PURCHASED................................                9,783,488
                                                                     -----------
 U.S. Government Agencies (51.7%)
Federal Home Loan Bank, 1.43%, 01/02/02................ $33,999,000   33,996,298
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCIES.........................               33,996,298
                                                                     -----------
 Repurchase Agreement (19.2%)
State Street Bank, 1.50%, 01/02/02, dated 12/31/01,
 with maturity value of $12,601,050 (Collateralized by
 Federal Farm Credit Bank security)....................  12,600,000   12,600,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT.............................               12,600,000
                                                                     -----------
TOTAL INVESTMENTS (Cost $56,656,192)/(a)/--85.8%.......               56,379,786
Other assets in excess of liabilities--14.2%...........                9,347,182
                                                                     -----------
NET ASSETS--100.0%.....................................              $65,726,968
                                                                     ===========

  Futures Contracts Sold
                                                                   Unrealized
                                                         Contracts Gain/(Loss)
                                                         --------- -----------
 S&P 500 Future Contract expiring March 2002
  (Underlying face amount at value $114,513,000)........    399    $(1,724,937)
  Futures Contracts Purchased                                        4$2,429
 E-mini S&P 500 Future Contract expiring March 2002
  (Underlying face amount at value $229,600)............      4    $     2,429

------
/(a)/Costfor federal income taxes is $56,381,137 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $(275,055) for options. Net unrealized depreciation of securities as follows:

                  Unrealized appreciation........... $     0
                  Unrealized depreciation...........  (1,351)
                                                     -------
                  Net unrealized depreciation....... $(1,351)
                                                     =======

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $44,056,192)........... $ 43,779,786
        Repurchase agreement, at amortized cost............   12,600,000
                                                            ------------
         Total Investments.................................   56,379,786
        Interest receivable................................          525
        Receivable for capital shares issued...............    8,559,590
        Variation margin on futures contracts..............    1,050,585
        Deferred organization costs........................        1,552
        Prepaid expenses...................................       74,968
                                                            ------------
         Total Assets......................................   66,067,006
                                                            ------------
      Liabilities:
        Payable to custodian...............................      136,602
        Advisory fees payable..............................       37,230
        Management servicing fees payable..................        7,446
        Administration fees payable........................        5,129
        Distribution and service fees payable--Service
         Class.............................................       66,478
        Other accrued expenses.............................       87,153
                                                            ------------
         Total Liabilities.................................      340,038
                                                            ------------
      Net Assets........................................... $ 65,726,968
                                                            ============
      Net Assets consist of:
        Capital............................................ $104,500,381
        Accumulated undistributed net investment income....        4,106
        Accumulated net realized losses on investments
         and futures contracts.............................  (36,778,605)
        Net unrealized depreciation on investments and
         futures contracts.................................   (1,998,914)
                                                            ------------
      Net Assets........................................... $ 65,726,968
                                                            ============
      Investor Class:
        Net Assets......................................... $ 61,018,629
        Shares of Beneficial Interest Outstanding..........    2,023,679
        Net Asset Value (offering and redemption price per
         share)............................................ $      30.15
                                                            ============
      Service Class:
        Net Assets......................................... $  4,708,339
        Shares of Beneficial Interest Outstanding..........      152,650
        Net Asset Value (offering and redemption price per
         share)............................................ $      30.84
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $ 1,444,553
                                                              -----------
      Expenses:
        Advisory fees........................................     369,832
        Management servicing fees............................      73,967
        Administration fees..................................      27,620
        Distribution and service fees--Service Class.........      48,352
        Transfer agent fees..................................     189,092
        Registration and filing fees.........................      69,614
        Custody fees.........................................      46,134
        Fund accounting fees.................................      47,022
        Other fees...........................................      61,606
                                                              -----------
         Total Expenses......................................     933,239
                                                              -----------
      Net Investment Income..................................     511,314
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized gains on investments and futures
         contracts...........................................   9,157,874
        Net change in unrealized appreciation/(depreciation)
         on investments and futures contracts................  (2,710,160)
                                                              -----------
         Net realized and unrealized gains on investments
            and futures contracts............................   6,447,714
                                                              -----------
      Change in Net Assets Resulting from Operations......... $ 6,959,028
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets
                                                                                                  For the           For the
                                                                                                year ended        year ended
                                                                                             December 31, 2001 December 31, 2000
                                                                                             ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income.....................................................................  $       511,314    $   1,333,097
  Net realized gains/(losses) on investments and futures contracts..........................        9,157,874       (5,250,127)
  Net change in unrealized appreciation/(depreciation) on investments and futures contracts.       (2,710,160)       2,926,434
                                                                                              ---------------    -------------
  Change in net assets resulting from operations............................................        6,959,028         (990,596)
                                                                                              ---------------    -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class...........................................................................         (497,166)      (1,225,795)
   Service Class............................................................................          (11,957)        (109,647)
                                                                                              ---------------    -------------
  Change in net assets resulting from distributions.........................................         (509,123)      (1,335,442)
                                                                                              ---------------    -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class...........................................................................    1,067,453,875      772,666,670
   Service Class............................................................................       91,430,720      315,673,418
  Dividends reinvested
   Investor Class...........................................................................          417,534        1,082,627
   Service Class............................................................................           10,642           70,258
  Cost of shares redeemed
   Investor Class...........................................................................   (1,042,865,090)    (775,877,545)
   Service Class............................................................................      (94,049,316)    (311,233,997)
                                                                                              ---------------    -------------
  Change in net assets resulting from capital transactions..................................       22,398,365        2,381,431
                                                                                              ---------------    -------------
  Change in net assets......................................................................       28,848,270           55,393
Net Assets:
  Beginning of year.........................................................................       36,878,698       36,823,305
                                                                                              ---------------    -------------
  End of year...............................................................................  $    65,726,968    $  36,878,698
                                                                                              ===============    =============
Share Transactions:
  Issued
   Investor Class...........................................................................       36,155,040       34,773,064
   Service Class............................................................................        3,093,948       14,005,721
  Reinvested
   Investor Class...........................................................................           13,895           44,521
   Service Class............................................................................              346            2,824
  Redeemed
   Investor Class...........................................................................      (35,360,839)     (35,129,051)
   Service Class............................................................................       (3,204,139)     (13,945,503)
                                                                                              ---------------    -------------
  Change in shares..........................................................................          698,251         (248,424)
                                                                                              ===============    =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                 Investor Class
                                       -----------------------------------------------------------------------------

                                            For the             For the             For the           For the
                                          year ended          year ended          year ended        year ended
                                       December 31, 2001   December 31, 2000   December 31, 1999 December 31, 1998
                                       -----------------   -----------------   ----------------- -----------------
Net Asset Value, Beginning of
 Period...............................    $     24.84         $     21.31         $     31.88       $     51.80
                                          -----------         -----------         -----------       -----------
Investment Activities:
  Net investment income...............          0.34 /(b)/          0.75 /(b)/           0.84             1.16 /(b)/
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................           5.29                3.94/(c)/         (10.55)           (21.04)
                                          -----------         -----------         -----------       -----------
  Total income/(loss) from investment
   activities.........................           5.63                4.69               (9.71)           (19.88)
                                          -----------         -----------         -----------       -----------
Distributions to Shareholders From:
  Net investment income...............          (0.32)              (1.16)              (0.86)            (0.04)
                                          -----------         -----------         -----------       -----------
  Total distributions.................          (0.32)              (1.16)              (0.86)            (0.04)
                                          -----------         -----------         -----------       -----------
Net Asset Value, End of Period........    $     30.15         $     24.84         $     21.31       $     31.88
                                          ===========         ===========         ===========       ===========
Total Return..........................          22.65%              22.15%             (30.54)%          (38.34)%
Ratios/Supplemental Data:
Net assets, end of year...............    $61,018,629         $30,196,323         $32,534,046       $27,939,876
Ratio of expenses to average net
 assets...............................           1.79%               1.56%               1.41%             1.57%
Ratio of net investment income to
 average net assets...................           1.12%               3.38%               2.20%             2.73%
Ratio of expenses to average net
 assets*..............................           1.79%               1.56%               1.43%             1.78%
Portfolio turnover/(f)/...............           1299%               1300%               1137%               --

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                          For the period
                                       December 22, 1997/(a)/
                                              through
                                         December 31, 1997
                                       ---------------------
Net Asset Value, Beginning of
 Period...............................      $    50.00
                                            ----------
Investment Activities:
  Net investment income...............        6,082.50/(c)/
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................       (6,080.70)/(c)/
                                            ----------
  Total income/(loss) from investment
   activities.........................            1.80
                                            ----------
Distributions to Shareholders From:
  Net investment income...............              --
                                            ----------
  Total distributions.................              --
                                            ----------
Net Asset Value, End of Period........      $    51.80
                                            ==========
Total Return..........................            3.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...............      $       21
Ratio of expenses to average net
 assets...............................            1.33%/(e)/
Ratio of net investment income to
 average net assets...................            2.97%/(e)/
Ratio of expenses to average net
 assets*..............................           32.39%/(e)/
Portfolio turnover/(f)/...............              --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                Service Class
                                       --------------------------------------------------------------------------

                                            For the            For the            For the           For the
                                          year ended         year ended         year ended        year ended
                                       December 31, 2001  December 31, 2000  December 31, 1999 December 31, 1998
                                       -----------------  -----------------  ----------------- -----------------
Net Asset Value, Beginning of
 Period...............................    $    25.46         $    21.51         $    31.83        $    51.75
                                          ----------         ----------         ----------        ----------
Investment Activities:
  Net investment income...............         0.07 /(b)/        0.54/ (b)/           0.54             0.75 /(b)/
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................          5.37              4.03 /(c)/        (10.45)           (20.67)
                                          ----------         ----------         ----------        ----------
  Total income/(loss) from
   investment activities..............          5.44               4.57              (9.91)           (19.92)
                                          ----------         ----------         ----------        ----------
Distributions to Shareholders From:
  Net investment income...............         (0.06)             (0.62)             (0.41)               --
                                          ----------         ----------         ----------        ----------
  Total distributions.................         (0.06)             (0.62)             (0.41)               --
                                          ----------         ----------         ----------        ----------
Net Asset Value, End of Period........    $    30.84         $    25.46         $    21.51        $    31.83
                                          ==========         ==========         ==========        ==========
Total Return..........................         21.39%             21.33%            (31.20)%          (38.45)%
Ratios/Supplemental Data:
Net assets, end of year...............    $4,708,339         $6,682,375         $4,289,259        $3,012,328
Ratio of expenses to average net
 assets...............................          2.80%              2.57%              2.41%             2.45%
Ratio of net investment income to
 average net assets...................          0.25%              2.41%              1.21%             1.74%
Ratio of expenses to average net
 assets*..............................          2.80%              2.57%              2.42%             2.74%
Portfolio turnover/(f)/...............          1299%              1300%              1137%               --

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.



                                          For the period
                                       December 22, 1997/(a)/
                                              through
                                         December 31, 1997
                                       ---------------------
Net Asset Value, Beginning of
 Period...............................        $50.00
                                              ------
Investment Activities:
  Net investment income...............            --
  Net realized and unrealized gains/
   (losses) on investments and
   futures contracts..................          1.75
                                              ------
  Total income/(loss) from
   investment activities..............          1.75
                                              ------
Distributions to Shareholders From:
  Net investment income...............            --
                                              ------
  Total distributions.................            --
                                              ------
Net Asset Value, End of Period........        $51.75
                                              ======
Total Return..........................          3.50%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...............        $   10
Ratio of expenses to average net
 assets...............................          1.33%/(e)/
Ratio of net investment income to
 average net assets...................           -- /(e)/
Ratio of expenses to average net
 assets*..............................         33.39%/(e)/
Portfolio turnover/(f)/...............            --

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                            UltraShort OTC ProFund

   For the year ended December 31, 2001, the UltraShort OTC ProFund had a NAV total return of - 7.36%* for the Investor Class shares, compared to a return of
- 32.65% for the unmanaged NASDAQ-100 Index. This ProFund seeks daily investment results, before fees and expenses, that inversely correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the UltraShort OTC ProFund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.

                                    [CHART]

        $616 - UltraShort OTC - Investor     $598 - UltraShort OTC - Service     $13,284 - NASDAQ-100
        --------------------------------     -------------------------------     --------------------
6/2/1998             10,000                               10,000                        10,000
 6/98                 7,484                                7,485                        11,265
 9/98                 6,580                                6,590                        11,334
12/98                 3,252                                3,250                        15,466
 3/99                 2,279                                2,270                        17,743
 6/99                 1,759                                1,744                        19,347
 9/99                 1,553                                1,538                        20,283
12/99                   639                                  630                        31,233
 3/00                   385                                  380                        37,045
 6/00                   391                                  384                        31,704
 9/00                   393                                  386                        30,077
12/00                   665                                  652                        19,725
 3/01                 1,017                                  994                        13,252
 6/01                   591                                  575                        15,416
 9/01                 1,279                                1,243                         9,842
12/01                   616                                  598                        13,284

---------------------------------------------------------
               Average Annual Total Return
                    as of 12/31/01
---------------------------------------------------------
                                            Since
                                          Inception
                  1 Year      3 Year       (6/2/98)
---------------------------------------------------------
Investor          (7.36)%     (42.56)%     (54.09)%
Service           (8.21)%     (43.11)%     (54.46)%
---------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the UltraShort OTC ProFund is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              UltraShort OTC ProFund                  Investments
                                                December 31, 2001


       Options Purchased (1.7%)
                                                   Contracts
                                                  or Principal
                                                     Amount       Value
                                                  ------------ -----------
      NASDAQ Call Option expiring
       February 2002 @ $3300.....................         150  $     1,200
      NASDAQ Put Option expiring
       February 2002 @ $2400.....................          20    1,640,000
                                                               -----------
      TOTAL OPTIONS PURCHASED....................                1,641,200
                                                               -----------
       U.S. Government Agencies (69.2%)
      Federal Home Loan Bank,
       1.43%, 01/02/02........................... $66,512,000   66,506,716
                                                               -----------
      TOTAL U.S. GOVERNMENT
       AGENCIES..................................               66,506,716
                                                               -----------
       Repurchase Agreement (20.5%)
      State Street Bank, 1.50%, 01/02/02,
       dated 12/31/01, with maturity value of
       $19,701,642 (Collateralized by
       Federal Farm Credit Bank security)........  19,700,000   19,700,000
                                                               -----------
      TOTAL REPURCHASE AGREEMENT.................               19,700,000
                                                               -----------
      TOTAL INVESTMENTS
       (Cost $87,711,963)/(a)/--91.4%............               87,847,916
      Other assets in excess of liabilities--8.6%                8,284,658
                                                               -----------
      NET ASSETS--100.0%.........................              $96,132,574
                                                               ===========

           Futures Contracts Sold
                                                           Unrealized
                                                 Contracts    Loss
                                                 --------- ----------
          NASDAQ Future Contract expiring March
           2002 (Underlying face amount at value
           $6,320,000)..........................    40      $(2,260)

------
/(a)/Costfor federal income taxes is $87,850,558 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $138,595 for options. Net unrealized depreciation of securities as follows:

                      Unrealized appreciation.... $     0
                      Unrealized depreciation....  (2,642)
                                                  -------
                      Net unrealized depreciation $(2,642)
                                                  =======

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

Statement of Assets and Liabilities
                                                      December 31, 2001
       Assets:
         Investments, at value (cost $68,011,963)....     $  68,147,916
         Repurchase agreement, at amortized cost.....        19,700,000
                                                          -------------
          Total Investments..........................        87,847,916
         Cash........................................            14,523
         Interest receivable.........................               821
         Receivable for capital shares issued........         5,445,792
         Unrealized appreciation on swap contracts...         3,264,431
         Prepaid expenses............................            37,052
                                                          -------------
          Total Assets...............................        96,610,535
                                                          -------------
       Liabilities:
         Variation margin on futures contracts.......           295,620
         Advisory fees payable.......................            50,759
         Management servicing fees payable...........            10,152
         Administration fees payable.................             6,468
         Distribution and service fees payable--
          Service Class..............................            37,198
         Other accrued expenses......................            77,764
                                                          -------------
          Total Liabilities..........................           477,961
                                                          -------------
       Net Assets....................................     $  96,132,574
                                                          =============
       Net Assets consist of:
         Capital.....................................     $ 255,776,563
         Accumulated undistributed net investment
          income.....................................            33,313
         Accumulated net realized losses on
          investments, futures contracts and swap
          contracts..................................      (163,075,426)
         Net unrealized appreciation on investments,
          futures contracts and swap contracts.......         3,398,124
                                                          -------------
       Net Assets....................................     $  96,132,574
                                                          =============
       Investor Class:
         Net Assets..................................     $  92,457,123
         Shares of Beneficial Interest Outstanding...         2,361,677
         Net Asset Value (offering and redemption
          price per share)...........................     $       39.15
                                                          =============
       Service Class:
         Net Assets..................................     $   3,675,451
         Shares of Beneficial Interest Outstanding...            89,553
         Net Asset Value (offering and redemption
          price per share)...........................     $       41.04
                                                          =============

Statement of Operations

                                 For the year ended December 31, 2001
         Investment Income:
           Interest..................................... $  2,385,450
                                                         ------------
         Expenses:
           Advisory fees................................      481,769
           Management servicing fees....................       96,354
           Administration fees..........................       35,887
           Distribution and service fees--Service Class.       40,175
           Transfer agent fees..........................      240,850
           Registration and filing fees.................      109,823
           Custody fees.................................       59,583
           Fund accounting fees.........................       59,571
           Other fees...................................       61,644
                                                         ------------
            Total Expenses..............................    1,185,656
                                                         ------------
         Net Investment Income..........................    1,199,794
                                                         ------------
         Realized and Unrealized Losses on Investments:
           Net realized losses on investments, futures
            contracts and swap contracts................  (13,782,592)
           Net change in unrealized appreciation on
            investments, futures contracts and swap
            contracts...................................   (1,246,733)
                                                         ------------
            Net realized and unrealized losses on
             investments, futures contracts and swap
             contracts..................................  (15,029,325)
                                                         ------------
         Change in Net Assets Resulting from Operations. $(13,829,531)
                                                         ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


   Statements of Changes in Net Assets
                                               For the           For the
                                             year ended        year ended
                                          December 31, 2001 December 31, 2000
                                          ----------------- -----------------
  From Investment Activities:
  Operations:
   Net investment income.................  $     1,199,794   $     1,829,899
   Net realized losses on investments,
     futures contracts and swap contracts      (13,782,592)      (23,606,872)
   Net change in unrealized
     appreciation/(depreciation) on
     investments, futures contracts and
     swap contracts......................       (1,246,733)       13,591,569
                                           ---------------   ---------------
   Change in net assets resulting from
     operations..........................      (13,829,531)       (8,185,404)
                                           ---------------   ---------------
  Distributions to Shareholders From:
   Net investment income
     Investor Class......................       (5,286,132)       (1,822,951)
     Service Class.......................         (175,597)           (6,948)
   In excess of net investment income
     Investor Class......................               --          (295,632)
     Service Class.......................               --            (1,127)
                                           ---------------   ---------------
   Change in net assets resulting from
     distributions.......................       (5,461,729)       (2,126,658)
                                           ---------------   ---------------
  Capital Transactions:
   Proceeds from shares issued
     Investor Class......................    1,260,783,983     1,744,276,741
     Service Class.......................       96,042,041       106,158,003
   Dividends reinvested
     Investor Class......................        4,758,414         1,907,047
     Service Class.......................          158,111             7,507
   Cost of shares redeemed
     Investor Class......................   (1,201,474,307)   (1,722,611,200)
     Service Class.......................      (95,289,115)     (108,245,689)
                                           ---------------   ---------------
   Change in net assets resulting from
     capital transactions................       64,979,127        21,492,409
                                           ---------------   ---------------
   Change in net assets..................       45,687,867        11,180,347
  Net Assets:
   Beginning of year.....................       50,444,707        39,264,360
                                           ---------------   ---------------
   End of year...........................  $    96,132,574   $    50,444,707
                                           ===============   ===============
  Share Transactions:
   Issued
     Investor Class......................       26,410,756        52,692,450
     Service Class.......................        1,924,083         3,383,412
   Reinvested
     Investor Class......................          131,247            45,862
     Service Class.......................            4,081               173
   Redeemed
     Investor Class......................      (25,255,256)      (52,495,424)
     Service Class.......................       (1,867,691)       (3,376,281)
                                           ---------------   ---------------
   Change in shares......................        1,347,220           250,192
                                           ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                  Investor Class
                                                  ------------------------------------------------------------------------
                                                                                                             For the period
                                                       For the             For the             For the      June 2, 1998/(a)/
                                                     year ended          year ended          year ended          through
                                                  December 31, 2001   December 31, 2000   December 31, 1999 December 31, 1998
                                                  -----------------   -----------------   ----------------- -----------------
Net Asset Value, Beginning of Period.............    $     45.64         $     45.98         $    243.60       $    750.00
                                                     -----------         -----------         -----------       -----------
Investment Activities:
  Net investment income..........................           0.94/(b)/           0.89/(b)/           1.82              3.90/(b)/
  Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap
   contracts.....................................          (4.47)               0.86/(c)/        (197.61)          (510.30)
                                                     -----------         -----------         -----------       -----------
  Total income/(loss) from investment activities.          (3.53)               1.75             (195.79)          (506.40)
                                                     -----------         -----------         -----------       -----------
Distributions to Shareholders From:
  Net investment income..........................          (2.96)              (1.80)              (1.83)               --/(d)/
  In excess of net investment income.............             --               (0.29)                 --                --
                                                     -----------         -----------         -----------       -----------
  Total distributions............................          (2.96)              (2.09)              (1.83)               --
                                                     -----------         -----------         -----------       -----------
Net Asset Value, End of Period...................    $     39.15         $     45.64         $     45.98       $    243.60
                                                     ===========         ===========         ===========       ===========
Total Return.....................................          (7.36)%              4.25%             (80.36)%          (67.48)%/(e)/
Ratios/Supplemental Data:
Net assets, end of year..........................    $92,457,123         $49,063,476         $38,254,638       $19,465,372
Ratio of expenses to average net assets..........           1.78%               1.48%               1.44%             1.83%/(f)/
Ratio of net investment income to
 average net assets..............................           1.95%               2.73%               2.18%             1.55%/(f)/
Ratio of expenses to average net assets*.........           1.78%               1.48%               1.45%             1.98%/(f)/
Portfolio turnover/(g)/..........................           1257%               1300%               1185%               --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Distribution per share was less than $0.005.
/(e)/Not annualized.
/(f)/Annualized.
/(g)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                     Service Class
                                                      --------------------------------------------------------------------
                                                                                                               For the period
                                                           For the            For the            For the      June 2, 1998/(a)/
                                                         year ended         year ended         year ended          through
                                                      December 31, 2001  December 31, 2000  December 31, 1999 December 31, 1998
                                                      -----------------  -----------------  ----------------- -----------------
Net Asset Value, Beginning of Period.................    $    47.50         $    46.37         $   243.60         $ 750.00
                                                         ----------         ----------         ----------         --------
Investment Activities:
  Net investment income..............................          0.33/(b)/          0.52/(b)/          1.11             1.50/(b)/
  Net realized and unrealized gains/(losses) on
   investments, futures contracts and swap contracts.         (4.37)              1.03/(c)/       (197.45)         (507.90)
                                                         ----------         ----------         ----------         --------
  Total income/(loss) from investment activities.....         (4.04)              1.55            (196.34)         (506.40)
                                                         ----------         ----------         ----------         --------
Distributions to Shareholders From:
  Net investment income..............................         (2.42)             (0.36)             (0.89)              --
  In excess of net investment income.................            --              (0.06)                --               --
                                                         ----------         ----------         ----------         --------
  Total distributions................................         (2.42)             (0.42)             (0.89)              --
                                                         ----------         ----------         ----------         --------
Net Asset Value, End of Period.......................    $    41.04         $    47.50         $    46.37         $ 243.60
                                                         ==========         ==========         ==========         ========
Total Return.........................................         (8.21)%             3.42%            (80.62)%         (67.50)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................    $3,675,451         $1,381,231         $1,009,722         $855,392
Ratio of expenses to average net assets..............          2.92%              2.42%              2.45%            2.92%/(e)/
Ratio of net investment income to average net
 assets..............................................          0.66%              1.57%              1.21%            0.54%/(e)/
Ratio of expenses to average net assets*.............          2.92%              2.42%              2.46%            3.06%/(e)/
Portfolio turnover/(f)/..............................          1257%              1300%              1185%              --

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                           Banks UltraSector ProFund

   For the period September 4, 2001 through December 31, 2001, the Banks UltraSector ProFund had a NAV total return of - 3.92%* for the Investor Class shares, compared to a return of - 2.20% for the unmanaged Dow Jones U.S. Banks Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. The Dow Jones U.S. Banks Index is an unmanaged index, which measures the performance of the banking economic sector of the U.S. equity market.

   For the fiscal year, the Banks UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Banks Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Banks Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Banks Index or any of the companies included in the Dow Jones U.S. Banks Index.


                                    [CHART]

        $9,608 - Small-Cap - Investor   $9,587 - Small-Cap - Service    $9,780 - Russell 2000
        -----------------------------   ----------------------------    ---------------------
9/4/01             10,000                       10,000                        10,000
9/01                9,120                        9,120                         9,415
12/01               9,608                        9,587                         9,780

---------------------------------------------------------
               Average Annual Total Return
                    as of 12/31/01
---------------------------------------------------------
                                           Since
                                          Inception
                                          (9/4/01)
---------------------------------------------------------
Investor                                   (3.92)%
Service                                    (4.13)%
---------------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Banks UltraSector ProFund is measured against the Dow Jones U.S. Banks Index, an unmanaged index generally representative of the banks sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Banks UltraSector ProFund               Investments
                                                December 31, 2001


               Common Stocks (75.1%)
                                                Shares   Value
                                                ------ ----------
              Amcore Financial, Inc............    75  $    1,676
              AmSouth Bancorporation........... 1,125      21,263
              Anchor BanCorp Wisconsin, Inc....    75       1,331
              Associated Banc-Corp.............   175       6,176
              Astoria Financial Corp...........   275       7,277
              BancorpSouth, Inc................   225       3,735
              Bank of America Corp............. 4,800     302,159
              Bank of New York Co., Inc........ 2,250      91,799
              Bank One Corp.................... 3,575     139,603
              Banknorth Group, Inc.............   475      10,697
              Bay View Capital Corp.*..........   175       1,283
              BB&T Corp........................ 1,375      49,651
              BSB Bancorp, Inc.................    25         593
              Charter One Financial, Inc.......   675      18,325
              Chittenden Corp..................   100       2,760
              Citizens Banking Corp., Michigan.   125       4,110
              City National Corp...............   125       5,856
              Colonial BancGroup, Inc..........   325       4,579
              Comerica, Inc....................   550      31,515
              Commerce Bancorp, Inc............   200       7,868
              Commerce Bancshares, Inc.........   175       6,823
              Commercial Federal Corp..........   150       3,525
              Community First Bankshares, Inc..   125       3,211
              Compass Bancshares, Inc..........   400      11,320
              Cullen/Frost Bankers, Inc........   150       4,632
              Dime Bancorp, Inc................   350      12,627
              Dime Community Bancshares, Inc...    50       1,403
              Downey Financial Corp............    75       3,094
              East-West Bancorp, Inc...........    75       1,931
              Fifth Third Bancorp.............. 1,475      90,461
              First Midwest Bancorp, Inc.......   150       4,379
              First Sentinel Bancorp, Inc......   100       1,252
              First Tennessee National Corp....   375      13,598
              First Virginia Banks, Inc........   150       7,614
              FirstFed Financial Corp.*........    50       1,282
              FirstMerit Corp..................   250       6,773
              Fleet Boston Financial Corp...... 3,200     116,799
              Fulton Financial Corp............   250       5,458
              GBC Bancorp......................    25         738
              Golden State Bancorp, Inc........   350       9,153
              Golden West Financial Corp.......   425      25,010
              Greater Bay Bancorp..............   150       4,287
              GreenPoint Financial Corp........   250       8,938
              Harbor Florida Bancshares, Inc...    75       1,275
              Hibernia Corp....................   475       8,450
              Hudson City Bancorp, Inc.........   125       3,294
              Hudson United Bancorp............   150       4,305
              Huntington Bancshares, Inc.......   775      13,322
              Independence Community Bank Corp.   175       3,983
              IndyMac Bancorp, Inc.*...........   175       4,092
              J.P. Morgan Chase & Co........... 6,050     219,917
              KeyCorp.......................... 1,300      31,642
              M&T Bank Corp....................   275      20,034
              MAF Bancorp, Inc.................    75       2,213
              Marshall & Ilsley Corp...........   300      18,984
              Mercantile Bankshares Corp.......   225       9,684
              National City Corp............... 1,575      46,053
              National Commerce Financial Corp.   625      15,813
              Net.B@nk, Inc.*..................   100       1,048
              New York Community Bancorp.......   275       6,289

            Common Stocks, continued
                                                    Shares   Value
                                                    ------ ----------
           North Fork Bancorporation, Inc..........   500  $   15,995
           Northern Trust Corp.....................   625      37,638
           OceanFirst Financial Corp...............    25         604
           Old National Bancorp....................   175       4,419
           Pacific Century Financial Corp..........   225       5,825
           Pacific Northwest Bancorp...............    50       1,023
           Park National Corp......................    25       2,319
           People's Bank...........................   175       3,721
           PFF Bancorp, Inc........................    50       1,380
           PNC Financial Services Group............   875      49,175
           Popular, Inc............................   350      10,177
           Provident Bankshares Corp...............    75       1,823
           Provident Financial Group, Inc..........   100       2,628
           Regions Financial Corp..................   700      20,958
           Republic Bancorp, Inc...................   175       2,424
           Roslyn Bancorp, Inc.....................   250       4,375
           Silicon Valley Bancshares*..............   150       4,010
           Sky Financial Group, Inc................   225       4,577
           South Financial Group, Inc..............   125       2,219
           SouthTrust Corp......................... 1,050      25,904
           Southwest Bancorp of Texas, Inc.*.......   100       3,027
           Sovereign Bancorp, Inc..................   750       9,180
           Staten Island Bancorp, Inc..............   175       2,854
           Sterling Bancshares, Inc................   125       1,565
           SunTrust Banks, Inc.....................   750      47,025
           Synovus Financial Corp..................   800      20,040
           TCF Financial Corp......................   225      10,796
           Texas Regional Bancshares, Inc.--Class A    50       1,893
           Trustmark Corp..........................   175       4,240
           U.S. Bancorp............................ 5,975     125,056
           UCBH Holdings, Inc......................    50       1,422
           Union Planters Corp.....................   425      19,180
           UnionBanCal Corp........................   150       5,700
           United Bankshares, Inc..................   125       3,608
           Valley National Bancorp.................   225       7,414
           Wachovia Corp........................... 4,150     130,143
           Washington Federal, Inc.................   175       4,512
           Washington Mutual, Inc.................. 2,675      87,472
           Webster Financial Corp..................   150       4,730
           Wells Fargo & Co........................ 5,225     227,025
           Westamerica Bancorporation..............   100       3,957
           Whitney Holding Corp....................    75       3,289
           Wilmington Trust Corp...................   100       6,331
           Zions Bancorporation....................   275      14,460
                                                           ----------
           TOTAL COMMON STOCKS.....................         2,413,075
                                                           ----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Banks UltraSector ProFund               Investments
                                                December 31, 2001

         U.S. Government Agencies (24.5%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
        Federal Home Loan Bank, 1.43%, 01/02/02.... $786,000  $  785,938
                                                              ----------
        TOTAL U.S. GOVERNMENT AGENCIES.............              785,938
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $3,129,399)/(a)/--99.6%.............            3,199,013
        Other assets in excess of liabilities--0.4%               13,903
                                                              ----------
        NET ASSETS--100.0%.........................           $3,212,916
                                                              ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $3,176,164 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $46,765. Net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $ 80,288
                     Unrealized depreciation....  (57,439)
                                                 --------
                     Net unrealized appreciation $ 22,849
                                                 ========

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $3,129,399).............. $3,199,013
        Cash.................................................        200
        Dividends and interest receivable....................      4,978
        Receivable for capital shares issued.................      3,084
        Prepaid expenses.....................................     21,982
                                                              ----------
         Total Assets........................................  3,229,257
                                                              ----------
      Liabilities:
        Unrealized depreciation on swap contracts............        680
        Advisory fees payable................................     11,484
        Management servicing fees payable....................        363
        Administration fees payable..........................         63
        Distribution and service fees payable--Service Class.         36
        Other accrued expenses...............................      3,715
                                                              ----------
         Total Liabilities...................................     16,341
                                                              ----------
      Net Assets............................................. $3,212,916
                                                              ==========
      Net Assets consist of:
        Capital.............................................. $3,145,447
        Accumulated undistributed net investment income......        496
        Accumulated net realized losses on investments and
         swap contracts......................................     (1,961)
        Net unrealized appreciation on investments and swap
         contracts...........................................     68,934
                                                              ----------
      Net Assets............................................. $3,212,916
                                                              ==========
      Investor Class:
        Net Assets........................................... $3,189,164
        Shares of Beneficial Interest Outstanding............    110,920
        Net Asset Value (offering and redemption price per
         share).............................................. $    28.75
                                                              ==========
      Service Class:
        Net Assets........................................... $   23,752
        Shares of Beneficial Interest Outstanding............        826
        Net Asset Value (offering and redemption price per
         share).............................................. $    28.76
                                                              ==========

        Statement of Operations
        For the period September 4, 2001/(a)/ through December 31, 2001
       Investment Income:
         Dividends (net of foreign taxes of $1)................. $11,084
         Interest...............................................   1,923
                                                                 -------
          Total Income..........................................  13,007
                                                                 -------
       Expenses:
         Advisory fees..........................................   3,045
         Management servicing fees..............................     609
         Administration fees....................................      63
         Distribution and service fees--Service Class...........     143
         Transfer agent fees....................................      83
         Registration and filing fees...........................   4,777
         Custody fees...........................................   2,189
         Fund accounting fees...................................     802
         Other fees.............................................   1,429
                                                                 -------
          Total Expenses before waivers/reimbursements..........  13,140
          Less Expenses waived/reimbursed by the Investment
           Advisor..............................................  (5,095)
                                                                 -------
          Net Expenses..........................................   8,045
                                                                 -------
       Net Investment Income....................................   4,962
                                                                 -------
       Realized and Unrealized Gains on Investments:
         Net realized gains on investments and swap contracts...   1,440
         Net change in unrealized appreciation on investments
          and swap contracts....................................  68,934
                                                                 -------
          Net realized and unrealized gains on investments and
           swap contracts.......................................  70,374
                                                                 -------
       Change in Net Assets Resulting from Operation............ $75,336
                                                                 =======

------
/(a)/Commencement of operations

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund


 Statement of Changes in Net Assets
                                                                              For the period
                                                                           September 4, 2001/(a)/
                                                                                  through
                                                                             December 31, 2001
                                                                           ---------------------
From Investment Activities:
Operations:
  Net investment income...................................................      $     4,962
  Net realized gains on investments and swap contracts....................            1,440
  Net change in unrealized appreciation on investments and swap contracts.           68,934
                                                                                -----------
  Change in net assets resulting from operations..........................           75,336
                                                                                -----------
Distributions to Shareholders From:
  Net investment income
   Investor Class.........................................................           (7,948)
                                                                                -----------
  Change in net assets resulting from distributions.......................           (7,948)
                                                                                -----------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................       10,159,781
   Service Class..........................................................          549,672
  Dividends reinvested
   Investor Class.........................................................            7,686
  Cost of shares redeemed
   Investor Class.........................................................       (7,016,010)
   Service Class..........................................................         (555,601)
                                                                                -----------
  Change in net assets resulting from capital transactions................        3,145,528
                                                                                -----------
  Change in net assets....................................................        3,212,916
Net Assets:
  Beginning of period.....................................................               --
                                                                                -----------
  End of period...........................................................      $ 3,212,916
                                                                                ===========
Share Transactions:
  Issued
   Investor Class.........................................................          361,981
   Service Class..........................................................           21,289
  Reinvested
   Investor Class.........................................................              265
  Redeemed
   Investor Class.........................................................         (251,326)
   Service Class..........................................................          (20,463)
                                                                                -----------
  Change in shares........................................................          111,746
                                                                                ===========

------
/(a)Commencement of operations. /

              See accompanying notes to the financial statements.

PROFUNDS
Banks UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                           Investor Class          Service Class
                                                                        ---------------------  ---------------------
                                                                           For the period         For the period
                                                                        September 4, 2001/(a)/ September 4, 2001/(a)/
                                                                               through                through
                                                                          December 31, 2001      December 31, 2001
                                                                        ---------------------  ---------------------
Net Asset Value, Beginning of Period...................................      $    30.00               $ 30.00
                                                                             ----------               -------
Investment Activities:
  Net investment income................................................            0.11/(b)/             0.18/(b)/
  Net realized and unrealized losses on investments and swap contracts.           (1.29)/(c)/           (1.42)/(c)/
                                                                             ----------               -------
  Total loss from investment activities................................           (1.18)                (1.24)
                                                                             ----------               -------
Distributions to Shareholders From:
  Net investment income................................................           (0.07)                   --
                                                                             ----------               -------
  Total distributions..................................................           (0.07)                   --
                                                                             ----------               -------
Net Asset Value, End of Period.........................................      $    28.75               $ 28.76
                                                                             ==========               =======
Total Return...........................................................           (3.92)%/(d)/          (4.13)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year................................................      $3,189,164               $23,752
Ratio of expenses to average net assets................................            1.95%/(e)/            2.80%/(e)/
Ratio of net investment income to average net assets...................            1.19%/(e)/            2.06%/(e)/
Ratio of expenses to average net assets*...............................            3.20%/(e)/            4.05%/(e)/
Portfolio turnover/(f)/................................................             350%                  350%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                      Basic Materials UltraSector ProFund

   For the period September 4, 2001 through December 31, 2001, the Basic Materials UltraSector ProFund had a NAV total return of - 4.54%* for the Investor Class shares, compared to a return of - 2.38% for the unmanaged
Dow Jones U.S. Basic Materials Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index is an unmanaged index, which measures the performance of the basic materials economic sector of the U.S. equity market.

   For the fiscal year, the Basic Materials UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Basic Materials Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Basic Materials Index or any of the companies included in the Dow Jones U.S. Basic Materials Index.

                                    [CHART]

Value of a $10,000 Investment

               Basic                 Basic            Dow Jones U.S.
        Materials - Investor   Materials - Service   Basic Materials
        --------------------   -------------------   ---------------
9/4/01         $10,000                $10,000            $10,000
9/01             8,060                  8,067              8,698
12/01            9,546                  9,650              9,762


-------------------------------------
     Average Annual Total Return
          as of 12/31/01
-------------------------------------
                             Since
                           Inception
                           (9/4/01)
-------------------------------------
Investor                    (4.54)%
-------------------------------------
Service                     (3.50)%
-------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Basic Materials UltraSector ProFund is measured against the Dow Jones U.S. Basic Materials Index, an unmanaged index generally representative of the basic materials sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Basic Materials                         Investments
              UltraSector ProFund               December 31, 2001

            Common Stocks (74.7%)
                                                    Shares   Value
                                                    ------ ----------
           Air Products & Chemicals, Inc........... 1,620  $   75,994
           AK Steel Holding Corp...................   760       8,649
           Alcoa, Inc.............................. 6,020     214,011
           Allegheny Technologies, Inc.............   480       8,040
           Avery Dennison Corp.....................   700      39,571
           Boise Cascade Corp......................   420      14,284
           Bowater, Inc............................   400      19,080
           Cabot Corp..............................   440      15,708
           Cabot Microelectronics Corp.*...........   160      12,680
           Cambrex Corp............................   180       7,848
           Caraustar Industries, Inc...............   200       1,386
           Carpenter Technology Corp...............   140       3,727
           Cleveland-Cliffs, Inc...................    80       1,464
           Crompton Corp...........................   800       7,200
           Cytec Industries, Inc.*.................   280       7,560
           Dow Chemical Co......................... 6,380     215,516
           Du Pont (E.I.) de Nemours............... 7,400     314,574
           Eastman Chemical Co.....................   540      21,071
           Ecolab, Inc.............................   780      31,395
           Engelhard Corp..........................   920      25,466
           Ferro Corp..............................   200       5,160
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*...............................   620       8,302
           Fuller (H. B.) Co.......................   200       5,754
           Georgia Gulf Corp.......................   220       4,070
           Georgia Pacific Corp.................... 1,620      44,728
           Great Lakes Chemical Corp...............   280       6,798
           Hercules, Inc.*.........................   760       7,600
           IMC Global, Inc.........................   740       9,620
           International Flavors & Fragrances, Inc.   580      17,232
           International Paper Co.................. 3,420     137,997
           Louisiana-Pacific Corp..................   740       6,246
           Lubrizol Corp...........................   360      12,632
           Lyondell Chemical Co....................   840      12,037
           Macdermid, Inc..........................   160       2,712
           Mead Corp...............................   700      21,623
           Meridian Gold, Inc.*....................   520       5,372
           Millennium Chemicals, Inc...............   440       5,544
           Newmont Mining Corp..................... 1,380      26,372
           Nucor Corp..............................   560      29,657
           Olin Corp...............................   320       5,165
           OM Group, Inc...........................   180      11,914
           Phelps Dodge Corp.......................   560      18,144
           Pope & Talbot, Inc......................   100       1,425
           Potlatch Corp...........................   200       5,864
           PPG Industries, Inc..................... 1,200      62,064
           Praxair, Inc............................ 1,140      62,985
           Rayonier, Inc...........................   200      10,094
           Rohm & Haas Co.......................... 1,200      41,556
           RPM, Inc................................   720      10,411
           RTI International Metals, Inc.*.........   140       1,393
           Ryerson Tull, Inc.......................   180       1,980
           Schulman (A.), Inc......................   200       2,730
           Sigma-Aldrich Corp......................   480      18,917
           Solutia, Inc............................   740      10,375
           Stillwater Mining Co.*..................   280       5,180
           Tredegar Corp...........................   160       3,040
           USX-U.S. Steel Group, Inc...............   620      11,228
           Wausau-Mosinee Paper Corp...............   340       4,114

         Common Stocks, continued
                                                     Shares     Value
                                                    --------- ----------
        WD-40 Co...................................      120  $    3,198
        Wellman, Inc...............................      220       3,408
        Westvaco Corp..............................      720      20,484
        Weyerhaeuser Co............................    1,520      82,202
        Willamette Industries, Inc.................      720      37,526
        Worthington Industries, Inc................      500       7,100
                                                              ----------
        TOTAL COMMON STOCKS........................            1,857,177
                                                              ----------
         U.S. Government Agencies (21.8%)
                                                    Principal
                                                     Amount
                                                    ---------
        Federal Home Loan Bank, 1.43%, 01/02/02.... $543,000     542,957
                                                              ----------
        TOTAL U.S. GOVERNMENT AGENCIES.............              542,957
                                                              ----------
        TOTAL INVESTMENTS
         (Cost $2,373,639)/(a)/--96.5%.............            2,400,134
        Other assets in excess of liabilities--3.5%               85,905
                                                              ----------
        NET ASSETS--100.0%.........................           $2,486,039
                                                              ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $2,473,786 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $100,147. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  58,847
                     Unrealized depreciation....  (132,499)
                                                 ---------
                     Net unrealized depreciation $ (73,652)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $2,373,639)............... $2,400,134
        Cash..................................................        524
        Dividends and interest receivable.....................      3,342
        Receivable for capital shares issued..................    139,578
        Unrealized appreciation on swap contracts.............      5,344
        Prepaid expenses......................................     37,577
                                                               ----------
         Total Assets.........................................  2,586,499
                                                               ----------
      Liabilities:
        Payable for investments purchased.....................     92,886
        Advisory fees payable.................................      3,626
        Management servicing fees payable.....................        303
        Administration fees payable...........................         53
        Distribution and service fees payable--Service Class..         58
        Other accrued expenses................................      3,534
                                                               ----------
         Total Liabilities....................................    100,460
                                                               ----------
      Net Assets.............................................. $2,486,039
                                                               ==========
      Net Assets consist of:
        Capital............................................... $2,618,026
        Accumulated distributions in excess of net investment
         income...............................................       (623)
        Accumulated net realized losses on investments and
         swap contracts.......................................   (163,203)
        Net unrealized appreciation on investments and swap
         contracts............................................     31,839
                                                               ----------
      Net Assets.............................................. $2,486,039
                                                               ==========
      Investor Class:
        Net Assets............................................ $2,466,749
        Shares of Beneficial Interest Outstanding.............     86,323
        Net Asset Value (offering and redemption price per
         share)............................................... $    28.58
                                                               ==========
      Service Class:
        Net Assets............................................ $   19,290
        Shares of Beneficial Interest Outstanding.............        666
        Net Asset Value (offering and redemption price per
         share)............................................... $    28.95
                                                               ==========

       Statement of Operations
         For the period September 4, 2001/(a)/ through December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $8)................ $   6,831
        Interest..............................................     1,509
                                                               ---------
         Total Income.........................................     8,340
                                                               ---------
      Expenses:
        Advisory fees.........................................     2,365
        Management servicing fees.............................       473
        Administration fees...................................        53
        Distribution and service fees--Service Class..........        60
        Transfer agent fees...................................        89
        Registration and filing fees..........................     3,863
        Custody fees..........................................     2,087
        Fund accounting fees..................................       698
        Other fees............................................     1,481
                                                               ---------
         Total Expenses before waivers/reimbursements.........    11,169
         Less Expenses waived/reimbursed by the Investment
          Advisor.............................................    (7,080)
                                                               ---------
         Net Expenses.........................................     4,089
                                                               ---------
      Net Investment Income...................................     4,251
                                                               ---------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap contracts.  (164,250)
        Net change in unrealized appreciation on investments
         and swap contracts...................................    31,839
                                                               ---------
         Net realized and unrealized losses on investments
          and swap contracts..................................  (132,411)
                                                               ---------
      Change in Net Assets Resulting from Operations.......... $(128,160)
                                                               =========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund


 Statement of Changes in Net Assets
                                                                              For the period
                                                                           September 4, 2001/(a)/
                                                                                  through
                                                                             December 31, 2001
                                                                           ---------------------
From Investment Activities:
Operations:
  Net investment income...................................................     $      4,251
  Net realized losses on investments and swap contracts...................         (164,250)
  Net change in unrealized appreciation on investments and swap contracts.           31,839
                                                                               ------------
  Change in net assets resulting from operations..........................         (128,160)
                                                                               ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class.........................................................           (4,535)
                                                                               ------------
  Change in net assets resulting from distributions.......................           (4,535)
                                                                               ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................       14,386,708
   Service Class..........................................................          361,506
  Dividends reinvested
   Investor Class.........................................................            4,351
  Cost of shares redeemed.................................................
   Investor Class.........................................................      (11,793,896)
   Service Class..........................................................         (339,935)
                                                                               ------------
  Change in net assets resulting from capital transactions................        2,618,734
                                                                               ------------
  Change in net assets....................................................        2,486,039
Net Assets:
  Beginning of period.....................................................               --
                                                                               ------------
  End of period...........................................................     $  2,486,039
                                                                               ============
Share Transactions:
  Issued
   Investor Class.........................................................          513,437
   Service Class..........................................................           12,837
  Reinvested
   Investor Class.........................................................              151
  Redeemed
   Investor Class.........................................................         (427,265)
   Service Class..........................................................          (12,171)
                                                                               ------------
  Change in shares........................................................           86,989
                                                                               ============

------
/(a)Commencement of operations. /

              See accompanying notes to the financial statements.

PROFUNDS
Basic Materials UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                       Investor Class          Service Class
                                    ---------------------  ---------------------
                                       For the period         For the period
                                    September 4, 2001/(a)/ September 4, 2001/(a)/
                                           through                through
                                      December 31, 2001      December 31, 2001
                                    ---------------------  ---------------------
Net Asset Value, Beginning of
 Period............................      $    30.00               $ 30.00
                                         ----------               -------
Investment Activities:
 Net investment income/(loss)......          0.13/ (b)/               -- /(b)/
 Net realized and unrealized
   losses on investments and swap
   contracts.......................           (1.49)                (1.05)
                                         ----------               -------
 Total loss from investment
   activities......................           (1.36)                (1.05)
                                         ----------               -------
Distributions to Shareholders From:
 Net investment income.............           (0.06)                   --
                                         ----------               -------
 Total distributions...............           (0.06)                   --
                                         ----------               -------
Net Asset Value, End of Period.....      $    28.58               $ 28.95
                                         ==========               =======
Total Return.......................           (4.54)%/(c)/          (3.50)%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............      $2,466,749               $19,290
Ratio of expenses to average net
 assets............................            1.27%/(d)/            2.95%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets............................            1.38%/(d)/              --    /(d)/
Ratio of expenses to average net
 assets*...........................            3.51%/(d)/            5.20%/(d)/
Portfolio turnover/(e)/............             913%                  913%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)Commencement of operations. /
/(b)Per share net investment income/(loss) has been calculated using the daily average shares method. /
/(c)Not annualized. /
/(d)Annualized. /
/(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. /

              See accompanying notes to the financial statements.

                       Biotechnology UltraSector ProFund

   For the year ended December 31, 2001, the Biotechnology UltraSector ProFund had a NAV total return of - 36.23%* for the Investor Class shares, compared to a return of - 20.17% for the unmanaged Dow Jones U.S. Biotechnology Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. The Dow Jones U.S. Biotechnology Index is an unmanaged index, which measures the performance of the biotechnology sector of the U.S. equity market.

   For the fiscal year, the Biotechnology UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Biotechnology Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Biotechnology Index or any of the companies included in the Dow Jones U.S. Biotechnology Index.

                                    [CHART]

        $5,306 - Biotechnology - Investor       $5,239 - Biotechnology - Service        $7,480 - Dow Jones U.S. Biotechnology
        ---------------------------------       --------------------------------        -------------------------------------
6/19/00               10,000                                10,000                                      10,000
6/00                   9,615                                 9,610                                       9,797
9/00                  11,085                                11,040                                      10,950
12/00                  8,320                                 8,270                                       9,370
3/01                   4,775                                 4,745                                       6,681
6/01                   6,200                                 6,150                                       8,034
9/01                   4,415                                 4,370                                       6,524
12/01                  5,306                                 5,239                                       7,480

------------------------------------------------
       Average Annual Total Return
            as of 12/31/01
------------------------------------------------
                                   Since
                                 Inception
               1 Year            (6/19/00)
------------------------------------------------
Investor      (36.23)%            (33.84)%
Service       (36.65)%            (34.38)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Biotechnology UltraSector ProFund is measured against the Dow Jones U.S. Biotechnology Index, an unmanaged index generally representative of the biotechnology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Biotechnology UltraSector               Investments
              ProFund                           December 31, 2001


           Common Stocks (75.3%)
                                                  Shares    Value
                                                  ------ ------------
          Abgenix, Inc.*.........................  4,176 $    140,481
          Advanced Tissue Sciences, Inc.*........  3,024       13,185
          Affymetrix, Inc.*......................  2,592       97,848
          Albany Molecular Research, Inc.*.......  1,152       30,516
          Alexion Pharmaceuticals, Inc.*.........  1,008       24,636
          Alkermes, Inc.*........................  3,456       91,100
          Amgen, Inc.*........................... 57,456    3,242,817
          Applera Corp.--Applied Biosystems Group 11,952      469,355
          Applera Corp.--Celera Genomics Group*..  3,744       99,927
          Aviron*................................  1,728       85,933
          Bio-Technology General Corp.*..........  3,168       26,073
          Biogen, Inc.*..........................  8,208      470,729
          Caliper Technologies Corp.*............  1,296       20,231
          Celgene Corp.*.........................  4,176      133,298
          Cell Genesys, Inc.*....................  1,872       43,505
          Cell Therapeutics, Inc.*...............  1,584       38,238
          Chiron Corp.*..........................  6,048      265,144
          COR Therapeutics, Inc.*................  3,024       72,364
          Covance, Inc.*.........................  3,024       68,645
          Cubist Pharmaceuticals, Inc.*..........  1,584       56,961
          CuraGen Corp.*.........................  2,160       48,319
          CV Therapeutics, Inc.*.................  1,152       59,927
          Cytogen Corp.*.........................  4,176       12,570
          Delta & Pine Land Co...................  2,160       48,881
          EntreMed, Inc.*........................  1,008        8,518
          Enzo Biochem, Inc.*....................  1,152       27,072
          Enzon, Inc.*...........................  2,304      129,669
          Gene Logic, Inc.*......................  1,440       27,130
          Genentech, Inc.*....................... 12,096      656,208
          Genome Therapeutics Corp.*.............  1,296        8,826
          Genzyme Corp.--General Division*....... 11,664      698,207
          Geron Corp.*...........................  1,152       10,022
          Gilead Sciences, Inc.*.................  5,328      350,156
          Guilford Pharmaceuticals, Inc.*........  1,584       19,008
          Human Genome Sciences, Inc.*...........  6,192      208,794
          Hyseq, Inc.*...........................    720        5,558
          ICOS Corp.*............................  2,880      165,427
          IDEC Pharmaceuticals Corp.*............  8,352      575,703
          IDEXX Laboratories, Inc.*..............  1,872       53,371
          ImClone Systems, Inc.*.................  4,032      187,327
          Immunex Corp.*......................... 17,568      486,809
          Immunomedics, Inc.*....................  2,160       43,762
          Incyte Genomics, Inc.*.................  3,600       69,984
          Invitrogen Corp.*......................  2,736      169,440
          Laboratory Corp. of America Holdings*..  2,592      209,563
          Lexicon Genetics, Inc.*................  1,440       16,618
          Ligand Pharmaceuticals, Inc.--Class B*.  2,880       51,552
          Maxygen, Inc.*.........................  1,440       25,301
          Medarex, Inc.*.........................  3,744       67,242
          MedImmune, Inc.*....................... 11,088      513,928
          Millennium Pharmaceuticals, Inc.*...... 11,088      271,767
          Molecular Devices Corp.*...............    864       18,032
          Monsanto Co............................  2,160       73,008
          Myriad Genetics, Inc.*.................  1,296       68,221
          Nabi*..................................  2,016       20,805
          Neurocrine Biosciences, Inc.*..........  1,584       81,275
          Northfield Laboratories, Inc.*.........    720        6,178
          Organogenesis, Inc.*...................  2,016        9,677
          OSI Pharmaceuticals, Inc.*.............  1,872       85,625
          PAREXEL International Corp.*...........  1,296       18,598

      Common Stocks, continued
                                                    Shares       Value
                                                   ---------- -----------
     Pharmaceutical Product Development,
      Inc.*.......................................      2,448 $    79,095
     Pharmacopeia, Inc.*..........................      1,152      16,001
     Pharmacyclics, Inc.*.........................        864       8,588
     Protein Design Labs, Inc.*...................      4,896     160,589
     Quest Diagnostics, Inc.*.....................      3,744     268,482
     Quintiles Transnational Corp.*...............      6,192      99,382
     Regeneron Pharmaceuticals, Inc.*.............      1,584      44,605
     Scios, Inc.*.................................      2,448      58,189
     SICOR, Inc.*.................................      4,320      67,738
     Theragenics Corp.*...........................      1,584      15,618
     Transkaryotic Therapies, Inc.*...............      1,296      55,469
     Trimeris, Inc.*..............................      1,008      45,330
     United Therapeutics Corp.*...................        864       8,994
     Vertex Pharmaceuticals, Inc.*................      4,032      99,147
     ViroPharma, Inc.*............................      1,008      23,134
     Xoma Ltd.*...................................      3,888      38,297
                                                              -----------
     TOTAL COMMON STOCKS..........................             12,187,722
                                                              -----------
      U.S. Government Agencies (24.9%)
                                                   Principal
                                                    Amount
                                                   ----------
     Federal Home Loan Bank,
      1.43%, 01/02/02............................. $4,020,000   4,019,678
                                                              -----------
     TOTAL U.S. GOVERNMENT AGENCIES...............              4,019,678
                                                              -----------
     TOTAL INVESTMENTS
      (Cost $14,965,493)/(a)/--100.2%.............             16,207,400
     Liabilities in excess of other assets--(0.2)%                (38,548)
                                                              -----------
     NET ASSETS--100.0%...........................            $16,168,852
                                                              ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $20,040,004 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $5,074,511. Net unrealized depreciation of securities follows:

                    Unrealized appreciation.... $ 1,415,124
                    Unrealized depreciation....  (5,247,728)
                                                -----------
                    Net unrealized depreciation $(3,832,604)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $14,965,493)........... $ 16,207,400
        Cash...............................................           75
        Dividends and interest receivable..................          613
        Receivable for investments sold....................      423,206
        Prepaid expenses...................................        5,898
                                                            ------------
         Total Assets......................................   16,637,192
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................      350,203
        Unrealized depreciation on swap contracts..........       59,325
        Advisory fees payable..............................       24,409
        Management servicing fees payable..................        2,569
        Administration fees payable........................        1,722
        Distribution and service fees payable--Service
         Class.............................................        4,222
        Other accrued expenses.............................       25,890
                                                            ------------
         Total Liabilities.................................      468,340
                                                            ------------
      Net Assets........................................... $ 16,168,852
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 27,558,980
        Accumulated net investment loss....................      (99,170)
        Accumulated net realized losses on investments and
         swap contracts....................................  (12,473,540)
        Net unrealized appreciation on investments and
         swap contracts....................................    1,182,582
                                                            ------------
      Net Assets........................................... $ 16,168,852
                                                            ============
      Investor Class:
        Net Assets......................................... $ 14,930,681
        Shares of Beneficial Interest Outstanding..........      281,408
        Net Asset Value (offering and redemption price per
         share)............................................ $      53.06
                                                            ============
      Service Class:
        Net Assets......................................... $  1,238,171
        Shares of Beneficial Interest Outstanding..........       23,632
        Net Asset Value (offering and redemption price per
         share)............................................ $      52.39
                                                            ============

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $    61,294
        Dividends............................................       1,506
                                                              -----------
         Total Income........................................      62,800
                                                              -----------
      Expenses:
        Advisory fees........................................      54,966
        Management servicing fees............................      10,993
        Administration fees..................................       3,939
        Distribution and service fees--Service Class.........       5,445
        Transfer agent fees..................................      22,324
        Registration and filing fees.........................      53,210
        Custody fees.........................................      20,186
        Fund accounting fees.................................       8,543
        Other fees...........................................      15,553
                                                              -----------
         Total Expenses before waivers.......................     195,159
         Less Expenses waived by the Investment Advisor......     (47,031)
                                                              -----------
         Net Expenses........................................     148,128
                                                              -----------
      Net Investment Loss....................................     (85,328)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (5,978,098)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................   1,440,181
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (4,537,917)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,623,245)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss....................................................................   $     (85,328)    $    (20,525)
  Net realized losses on investments and swap contracts..................................      (5,978,098)      (6,929,317)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       1,440,181         (257,599)
                                                                                            -------------     ------------
  Change in net assets resulting from operations.........................................      (4,623,245)      (7,207,441)
                                                                                            -------------     ------------
Capital Transactions:
  Proceeds from shares issued............................................................
   Investor Class........................................................................     134,200,913       84,881,114
   Service Class.........................................................................       9,952,092       42,465,743
  Cost of shares redeemed................................................................
   Investor Class........................................................................    (119,324,007)     (75,000,084)
   Service Class.........................................................................      (9,265,904)     (39,910,329)
                                                                                            -------------     ------------
  Change in net assets resulting from capital transactions...............................      15,563,094       12,436,444
                                                                                            -------------     ------------
  Change in net assets...................................................................      10,939,849        5,229,003
Net Assets:
  Beginning of period....................................................................       5,229,003               --
                                                                                            -------------     ------------
  End of period..........................................................................   $  16,168,852     $  5,229,003
                                                                                            =============     ============
Share Transactions:
  Issued.................................................................................
   Investor Class........................................................................       8,880,396        4,044,803
   Service Class.........................................................................         617,147        2,029,999
  Redeemed...............................................................................
   Investor Class........................................................................      (8,851,225)      (3,792,566)
   Service Class.........................................................................        (655,840)      (1,967,674)
                                                                                            -------------     ------------
  Change in shares.......................................................................          (9,522)         314,562
                                                                                            =============     ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                       Investor Class
                                                                          ----------------------------------
                                                                                                For the period
                                                                               For the         June 19, 2000/(a)/
                                                                             year ended             through
                                                                          December 31, 2001    December 31, 2000
                                                                          -----------------    -----------------
Net Asset Value, Beginning of Period/(b)/................................    $     83.20          $   100.00
                                                                             -----------          ----------
Investment Activities:
  Net investment loss....................................................          (0.62)/(c)/         (0.10)/(c)/
  Net realized and unrealized losses on investments and swap contracts...         (29.52)             (16.70)
                                                                             -----------          ----------
  Total loss from investment activities..................................         (30.14)             (16.80)
                                                                             -----------          ----------
Net Asset Value, End of Period...........................................    $     53.06          $    83.20
                                                                             ===========          ==========
Total Return.............................................................         (36.23)%            (16.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..................................................    $14,930,681          $4,197,874
Ratio of expenses to average net assets..................................           1.95%               1.94%/(e)/
Ratio of net investment loss to average net assets.......................          (1.10)%             (0.20)%/(e)/
Ratio of expenses to average net assets*.................................           2.59%               2.34%/(e)/
Portfolio turnover/(f)/..................................................           1266%               1554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        Service Class
                                                                           ---------------------------------
                                                                                                For the period
                                                                                For the        June 19, 2000/(a)/
                                                                              year ended            through
                                                                           December 31, 2001   December 31, 2000
                                                                           -----------------   -----------------
Net Asset Value, Beginning of Period/(b)/.................................    $    82.70          $   100.00
                                                                              ----------          ----------
Investment Activities:
  Net investment loss.....................................................         (1.10)/(c)/         (0.70)/(c)/
  Net realized and unrealized losses on investments and swap contracts....        (29.21)             (16.60)
                                                                              ----------          ----------
  Total loss from investment activities...................................        (30.31)             (17.30)
                                                                              ----------          ----------
Net Asset Value, End of Period............................................    $    52.39          $    82.70
                                                                              ==========          ==========
Total Return..............................................................        (36.65)%            (17.30)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $1,238,171          $1,031,129
Ratio of expenses to average net assets...................................          2.95%               2.64%/(e)/
Ratio of net investment loss to average net assets........................         (1.99)%             (1.34)%/(e)/
Ratio of expenses to average net assets*..................................          3.59%               3.04%/(e)/
Portfolio turnover/(f)/...................................................          1266%               1554%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                          Energy UltraSector ProFund

   For the year ended December 31, 2001, the Energy UltraSector ProFund had a NAV total return of - 23.63%* for the Investor Class shares, compared to a return of - 13.27% for the unmanaged Dow Jones U.S. Energy Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Index. The Dow Jones U.S. Energy Index is an unmanaged index, which measures the performance of the energy sector of the U.S. equity market.

   For the fiscal year, the Energy UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Energy Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Energy Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Energy Index or any of the companies included in the Dow Jones U.S. Energy Index.

                                    [CHART]

        $7,950 - Energy - Investor      $7,825 - Energy - Service       $9,241 - Dow Jones U.S. Energy
        --------------------------      -------------------------       ------------------------------
6/19/00           10,000                            10,000                             10,000
6/00               9,345                             9,360                              9,562
9/00              10,495                            10,475                             10,552
12/00             10,410                            10,360                             10,655
3/01               9,370                             9,290                             10,047
6/01               9,125                             9,025                              9,951
9/01               7,190                             7,100                              8,590
12/01              7,950                             7,825                              9,241

------------------------------------------------
       Average Annual Total Return
            as of 12/31/01
------------------------------------------------
                                   Since
                                 Inception
               1 Year            (6/19/00)
------------------------------------------------
Investor      (23.63)%            (13.89)%
Service       (24.47)%            (14.77)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Energy UltraSector ProFund is measured against the Dow Jones U.S. Energy Index, an unmanaged index generally representative of the energy sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                       Schedule of Portfolio
              Energy UltraSector ProFund               Investments
                                                 December 31, 2001


             Common Stocks (67.7%)
                                                  Shares   Value
                                                  ------ ----------
            Amerada Hess Corp....................    480 $   30,000
            Anadarko Petroleum Corp..............  1,536     87,322
            Apache Corp..........................    769     38,348
            Arch Coal, Inc.......................    288      6,538
            Ashland, Inc.........................    384     17,695
            Atwood Oceanics, Inc.*...............     48      1,673
            Baker Hughes, Inc....................  2,064     75,274
            BJ Services Co.*.....................  1,008     32,710
            Burlington Resources, Inc............  1,248     46,850
            Cabot Oil & Gas Corp.................    192      4,618
            Chesapeake Energy Corp.*.............    912      6,028
            ChevronTexaco Corp...................  6,576    589,275
            Conoco, Inc..........................  3,840    108,672
            Cooper Cameron Corp.*................    336     13,561
            Core Laboratories N.V.*..............    192      2,692
            Devon Energy Corp....................    720     27,828
            Diamond Offshore Drilling, Inc.......    384     11,674
            El Paso Corp.........................  3,168    141,324
            Energen Corp.........................    192      4,733
            Ensco International, Inc.............    816     20,278
            EOG Resources, Inc...................    624     24,405
            Evergreen Resources, Inc.*...........     96      3,707
            Exxon Mobil Corp..................... 32,288  1,268,917
            Forest Oil Corp.*....................    192      5,416
            Global Industries Ltd.*..............    384      3,418
            GlobalSantaFe Corp...................  1,152     32,855
            Grant Prideco, Inc.*.................    672      7,728
            Grey Wolf, Inc.*.....................  1,104      3,279
            Halliburton Co.......................  2,640     34,584
            Hanover Compressor Co.*..............    336      8,487
            Helmerich & Payne, Inc...............    336     11,216
            Input/Output, Inc.*..................    288      2,364
            Kerr-McGee Corp......................    624     34,195
            Key Energy Group*....................    624      5,741
            Kinder Morgan, Inc...................    528     29,404
            Lone Star Technologies, Inc.*........    144      2,534
            Massey Energy Co.....................    480      9,950
            Maverick Tube Corp.*.................    192      2,486
            McDermott International, Inc.*.......    384      4,712
            Meridian Resource Corp.*.............    240        958
            Mitchell Energy & Development Corp.--
             Class A.............................    144      7,675
            Murphy Oil Corp......................    240     20,170
            Nabors Industries, Inc.*.............    864     29,661
            National-Oilwell, Inc.*..............    480      9,893
            Newfield Exploration Co.*............    288     10,227
            Newpark Resources, Inc.*.............    432      3,413
            Noble Affiliates, Inc................    336     11,857
            Noble Drilling Corp.*................    816     27,777
            Occidental Petroleum Corp............  2,304     61,125
            Ocean Energy, Inc....................  1,056     20,275
            Oceaneering International, Inc.*.....    144      3,185
            Offshore Logistics, Inc.*............    144      2,557
            Parker Drilling Co.*.................    576      2,125
            Patterson-UTI Energy, Inc.*..........    480     11,189
            Phillips Petroleum Co................  2,112    127,269
            Pioneer Natural Resources Co.*.......    576     11,094
            Pogo Producing Co....................    288      7,566
            Pride International, Inc.*...........    720     10,872

        Common Stocks, continued
                                                    Shares      Value
                                                   ---------- ----------
       Rowan Cos., Inc.*..........................        576 $   11,157
       Schlumberger Ltd...........................      3,552    195,183
       SEACOR SMIT, Inc.*.........................        144      6,682
       Seitel, Inc.*..............................        144      1,958
       Smith International, Inc.*.................        288     15,443
       Stone Energy Corp.*........................        144      5,688
       Sunoco, Inc................................        480     17,923
       Superior Energy Services, Inc.*............        384      3,322
       Tesoro Petroleum Corp.*....................        240      3,146
       Tidewater, Inc.............................        336     11,390
       Tom Brown, Inc.*...........................        192      5,186
       Transocean Sedco Forex, Inc................      1,968     66,558
       Trico Marine Services, Inc.*...............        240      1,812
       Ultramar Diamond Shamrock Corp.............        432     21,375
       Unocal Corp................................      1,488     53,672
       USX-Marathon Group, Inc....................      1,920     57,600
       Valero Energy Corp.........................        384     14,638
       Varco International, Inc.*.................        528      7,909
       Veritas DGC, Inc.*.........................        192      3,552
       Vintage Petroleum, Inc.....................        336      4,855
       Weatherford International, Inc.*...........        720     26,827
       Western Gas Resources, Inc.................        144      4,654
       Williams Cos., Inc.........................      3,168     80,848
       XTO Energy, Inc............................        720     12,600
                                                              ----------
       TOTAL COMMON STOCKS........................             3,775,357
                                                              ----------
        U.S. Government Agencies (22.4%)
                                                   Principal
                                                    Amount
                                                   ----------
       Federal Home Loan Bank,
        1.43%, 01/02/02........................... $1,249,000  1,248,901
                                                              ----------
       TOTAL U.S. GOVERNMENT AGENCIES.............             1,248,901
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $4,781,651)/(a)/--90.1%.............             5,024,258
       Other assets in excess of liabilities--9.9%               553,706
                                                              ----------
       NET ASSETS--100.0%.........................            $5,577,964
                                                              ==========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $5,987,021 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,205,370. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   246,364
                    Unrealized depreciation....  (1,209,127)
                                                -----------
                    Net unrealized depreciation $  (962,763)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund


         Statement of Assets and Liabilities
                                                      December 31, 2001
        Assets:
          Investments, at value (cost $4,781,651)....       $ 5,024,258
          Cash.......................................               683
          Dividends and interest receivable..........             2,075
          Receivable for investments sold............           653,342
          Receivable from Investment Advisor.........               925
          Unrealized appreciation on swap contracts..           143,094
          Prepaid expenses...........................             6,479
                                                            -----------
           Total Assets..............................         5,830,856
                                                            -----------
        Liabilities:
          Payable for capital shares redeemed........           240,074
          Administration fees payable................               342
          Distribution and service fees payable--
           Service Class.............................             2,807
          Other accrued expenses.....................             9,669
                                                            -----------
           Total Liabilities.........................           252,892
                                                            -----------
        Net Assets...................................       $ 5,577,964
                                                            ===========
        Net Assets consist of:
          Capital....................................       $10,393,156
          Accumulated undistributed net investment
           income....................................             6,269
          Accumulated net realized losses on
           investments and swap contracts............        (5,207,162)
          Net unrealized appreciation on investments
           and swap contracts........................           385,701
                                                            -----------
        Net Assets...................................       $ 5,577,964
                                                            ===========
        Investor Class:
          Net Assets.................................       $ 5,242,964
          Shares of Beneficial Interest Outstanding..           329,659
          Net Asset Value (offering and redemption
           price per share)..........................       $     15.90
                                                            ===========
        Service Class:
          Net Assets.................................       $   335,000
          Shares of Beneficial Interest Outstanding..            21,407
          Net Asset Value (offering and redemption
           price per share)..........................       $     15.65
                                                            ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $    89,624
        Interest.............................................      62,123
                                                              -----------
         Total Income........................................     151,747
                                                              -----------
      Expenses:
        Advisory fees........................................      44,879
        Management servicing fees............................       8,976
        Administration fees..................................       3,274
        Distribution and service fees--Service Class.........       5,964
        Transfer agent fees..................................      22,684
        Registration and filing fees.........................      40,085
        Custody fees.........................................      18,238
        Fund accounting fees.................................       7,748
        Other fees...........................................      18,331
                                                              -----------
         Total Expenses before waivers.......................     170,179
         Less Expenses waived by the Investment Advisor......     (47,647)
                                                              -----------
         Net Expenses........................................     122,532
                                                              -----------
      Net Investment Income..................................      29,215
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,895,225)
        Net change in unrealized appreciation on investments
         and swap contracts..................................     371,053
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (3,524,172)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,494,957)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the period
                                                                                For the      June 19, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income...................................................   $      29,215     $     21,395
  Net realized losses on investments and swap contracts...................      (3,895,225)      (1,503,500)
  Net change in unrealized appreciation on investments and swap contracts.         371,053           14,648
                                                                             -------------     ------------
  Change in net assets resulting from operations..........................      (3,494,957)      (1,467,457)
                                                                             -------------     ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................     101,135,365       68,207,030
   Service Class..........................................................       7,823,186       19,339,526
  Cost of shares redeemed
   Investor Class.........................................................    (100,496,663)     (59,254,524)
   Service Class..........................................................      (8,087,497)     (18,126,045)
                                                                             -------------     ------------
  Change in net assets resulting from capital transactions................         374,391       10,165,987
                                                                             -------------     ------------
  Change in net assets....................................................      (3,120,566)       8,698,530
Net Assets:
  Beginning of period.....................................................       8,698,530               --
                                                                             -------------     ------------
  End of period...........................................................   $   5,577,964     $  8,698,530
                                                                             =============     ============
Share Transactions:
  Issued
   Investor Class.........................................................       5,401,975        3,336,387
   Service Class..........................................................         430,608          950,177
  Redeemed
   Investor Class.........................................................      (5,439,259)      (2,969,444)
   Service Class..........................................................        (460,297)        (899,081)
                                                                             -------------     ------------
  Change in shares........................................................         (66,973)         418,039
                                                                             =============     ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                           Investor Class
                                                                                -------------------------------
                                                                                                   For the period
                                                                                     For the      June 19, 2000/(a)/
                                                                                   year ended          through
                                                                                December 31, 2001 December 31, 2000
                                                                                ----------------- -----------------
Net Asset Value, Beginning of Period...........................................    $    20.82        $    20.00
                                                                                   ----------        ----------
Investment Activities:
  Net investment income........................................................        0.11/ (b)/         0.24 /(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.         (5.03)           0.58/ (c)/
                                                                                   ----------        ----------
  Total income/(loss) from investment activities...............................         (4.92)             0.82
                                                                                   ----------        ----------
Net Asset Value, End of Period.................................................    $    15.90        $    20.82
                                                                                   ==========        ==========
Total Return...................................................................        (23.63)%            4.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $5,242,964        $7,639,976
Ratio of expenses to average net assets........................................          1.95%             1.59%/(e)/
Ratio of net investment income to average net assets...........................          0.59%             2.24%/(e)/
Ratio of expenses to average net assets*.......................................          2.75%             2.83%/(e)/
Portfolio turnover/(f)/........................................................          1610%             2784%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             Service Class
                                                                                --------------------------------
                                                                                                    For the period
                                                                                     For the       June 19, 2000/(a)/
                                                                                   year ended           through
                                                                                December 31, 2001  December 31, 2000
                                                                                -----------------  -----------------
Net Asset Value, Beginning of Period...........................................     $  20.72          $    20.00
                                                                                    --------          ----------
Investment Activities:
  Net investment loss..........................................................        (0.09)/(b)/         (0.11)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (4.98)              0.83 /(c)/
                                                                                    --------          ----------
  Total income/(loss) from investment activities...............................        (5.07)               0.72
                                                                                    --------          ----------
Net Asset Value, End of Period.................................................     $  15.65          $    20.72
                                                                                    ========          ==========
Total Return...................................................................       (24.47)%              3.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................     $335,000          $1,058,554
Ratio of expenses to average net assets........................................         2.95%               2.91%/(e)/
Ratio of net investment loss to average net assets.............................        (0.47)%             (1.03)%/(e)/
Ratio of expenses to average net assets*.......................................         3.75%               4.14%/(e)/
Portfolio turnover/(f)/........................................................         1610%               2784%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Financial UltraSector ProFund

   For the year ended December 31, 2001, the Financial UltraSector ProFund had a NAV total return of - 16.90%* for the Investor Class shares, compared to a return of - 8.26% for the unmanaged Dow Jones U.S. Financial Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Index is an unmanaged index, which measures the performance of the financial sector of the U.S. equity market.

   For the fiscal year, the Financial UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Financial Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Financial Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Financial Index or any of the companies included in the Dow Jones U.S. Financial Index.

                                    [CHART]

        $10,550 - Financial - Investor  $10,410 - Financial - Service   $11,149 - Dow Jones U.S. Financial
        ------------------------------  -----------------------------   ----------------------------------
6/19/00                   10,000                    10,000                             10,000
6/00                       9,365                     9,365                              9,595
9/00                      12,490                    12,475                             11,780
12/00                     12,695                    12,660                             12,153
3/01                      10,815                    10,750                             11,019
6/01                      11,980                    11,875                             11,889
9/01                       9,675                     9,575                             10,413
12/01                     10,550                    10,410                             11,149

------------------------------------------------
       Average Annual Total Return
            as of 12/31/01
------------------------------------------------
                                   Since
                                 Inception
               1 Year            (6/19/00)
------------------------------------------------
Investor      (16.90)%              3.55%
Service       (17.77)%              2.65%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Financial UltraSector ProFund is measured against the Dow Jones U.S. Financial Index, an unmanaged index generally representative of the financial sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Financial UltraSector                   Investments
              ProFund                           December 31, 2001

          Common Stocks (75.8%)
                                                   Shares    Value
                                                   ------ ------------
         ACE Ltd..................................    784 $     31,478
         AFLAC, Inc...............................  1,323       32,493
         Allstate Corp............................  1,666       56,144
         Ambac Financial Group, Inc...............    392       22,681
         American Express Co......................  2,891      103,180
         American International Group, Inc........  6,272      497,996
         AmeriCredit Corp.*.......................    343       10,822
         AmSouth Bancorporation...................  1,470       27,783
         AON Corp.................................    686       24,367
         Archstone-Smith Trust....................  1,029       27,063
         Bank of America Corp.....................  3,724      234,427
         Bank of New York Co., Inc................  1,813       73,970
         Bank One Corp............................  2,842      110,980
         Banknorth Group, Inc.....................    833       18,759
         BB&T Corp................................  1,274       46,004
         Bear Stearns Cos., Inc...................    343       20,114
         BISYS Group, Inc.*.......................    245       15,678
         Capital Automotive Real Estate Investment
          Trust...................................  1,078       21,441
         Capital One Financial Corp...............    588       31,723
         Charter One Financial, Inc...............    882       23,946
         Chubb Corp...............................    490       33,810
         Cincinnati Financial Corp................    588       22,432
         Citigroup, Inc........................... 12,348      623,326
         Comerica, Inc............................    539       30,885
         Compass Bancshares, Inc..................    784       22,187
         Countrywide Credit Industries, Inc.......    441       18,068
         Dime Bancorp, Inc........................    539       19,447
         E*TRADE Group, Inc.*.....................  1,029       10,547
         Edwards (A.G.), Inc......................    392       17,315
         Equity Office Properties Trust...........  1,225       36,849
         Equity Residential Properties Trust......  1,078       30,949
         Fannie Mae...............................  2,401      190,879
         Federated Investors, Inc.--Class B.......    490       15,621
         Fifth Third Bancorp......................  1,176       72,124
         First Tennessee National Corp............    539       19,544
         Fleet Boston Financial Corp..............  2,548       93,002
         Franklin Resources, Inc..................    490       17,282
         Freddie Mac..............................  1,666      108,956
         Golden West Financial Corp...............    441       25,953
         Goldman Sachs Group, Inc.................    539       49,992
         GreenPoint Financial Corp................    588       21,021
         Hartford Financial Services Group, Inc...    637       40,023
         Highwoods Properties, Inc................    980       25,431
         Household International, Inc.............  1,127       65,298
         HRPT Properties Trust....................  2,793       24,187
         Huntington Bancshares, Inc...............  1,176       20,215
         Investment Technology Group, Inc.*.......    245        9,572
         J.P. Morgan Chase & Co...................  4,753      172,772
         Jefferson-Pilot Corp.....................    539       24,940
         John Hancock Financial Services, Inc.....    882       36,427

              Common Stocks, continued
                                                Shares    Value
                                                ------ -----------
             KeyCorp........................... 1,323  $    32,202
             Kimco Realty Corp.................   539       17,619
             Legg Mason, Inc...................   343       17,143
             Lincoln National Corp.............   539       26,179
             Loews Corp........................   490       27,136
             M&T Bank Corp.....................   343       24,988
             Macerich Co.......................   931       24,765
             Marsh & McLennan Cos., Inc........   686       73,710
             Marshall & Ilsley Corp............   392       24,806
             MBIA, Inc.........................   490       26,279
             MBNA Corp......................... 1,911       67,267
             Mellon Financial Corp............. 1,225       46,085
             Merrill Lynch & Co., Inc.......... 1,960      102,155
             MetLife, Inc...................... 1,813       57,436
             MGIC Investment Corp..............   343       21,170
             Mills Corp........................   931       24,653
             Morgan Stanley Dean Witter & Co... 2,450      137,053
             National City Corp................ 1,372       40,117
             National Commerce Financial Corp..   833       21,075
             Neuberger Berman, Inc.............   294       12,907
             New Plan Excel Realty Trust, Inc.. 1,225       23,336
             North Fork Bancorporation, Inc....   686       21,945
             Northern Trust Corp...............   588       35,409
             PNC Financial Services Group......   735       41,307
             Progressive Corp..................   196       29,263
             Radian Group, Inc.................   392       16,836
             Regions Financial Corp............   882       26,407
             SAFECO Corp.......................   539       16,790
             Schwab (Charles) Corp............. 2,695       41,692
             Security Capital Group, Inc.*.....   588       14,918
             SEI Investments Co................   294       13,262
             SouthTrust Corp................... 1,176       29,012
             Sovereign Bancorp, Inc............ 1,323       16,194
             St. Paul Companies, Inc...........   588       25,854
             State Street Corp.................   882       46,085
             Stilwell Financial, Inc...........   735       20,007
             SunTrust Banks, Inc...............   686       43,012
             Synovus Financial Corp............   882       22,094
             T. Rowe Price Group, Inc..........   490       17,018
             Torchmark Corp....................   441       17,345
             U.S. Bancorp...................... 4,851      101,531
             Union Planters Corp...............   588       26,536
             United Dominion Realty Trust, Inc. 1,666       23,990
             UnumProvident Corp................   686       18,186
             USA Education, Inc................   441       37,053
             Wachovia Corp..................... 3,283      102,955
             Washington Mutual, Inc............ 2,205       72,103
             Wells Fargo & Co.................. 4,067      176,712
             XL Capital Ltd., Class A..........   392       35,813
             Zions Bancorporation..............   392       20,611
                                                       -----------
             TOTAL COMMON STOCKS...............          5,288,124
                                                       -----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Financial UltraSector                   Investments
              ProFund                           December 31, 2001

        U.S. Government Agencies (24.0%)
                                                   Principal
                                                    Amount      Value
                                                   ---------- ----------
       Federal Home Loan Bank,
        1.43%, 01/02/02........................... $1,676,000 $1,675,867
                                                              ----------
       TOTAL U.S. GOVERNMENT AGENCIES.............             1,675,867
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $6,414,611)/(a)/--99.8%.............             6,963,991
       Other assets in excess of liabilities--0.2%                13,655
                                                              ----------
       NET ASSETS--100.0%.........................            $6,977,646
                                                              ==========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $8,125,090 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,710,479. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   557,144
                    Unrealized depreciation....  (1,718,243)
                                                -----------
                    Net unrealized depreciation $(1,161,099)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $6,414,611)............ $ 6,963,991
         Cash...............................................         355
         Dividends and interest receivable..................       7,028
         Receivable for capital shares issued...............     108,783
         Unrealized appreciation on swap contracts..........      34,300
         Prepaid expenses...................................       5,256
                                                             -----------
          Total Assets......................................   7,119,713
                                                             -----------
       Liabilities:
         Payable for investments purchased..................     107,971
         Advisory fees payable..............................       7,510
         Management servicing fees payable..................         845
         Administration fees payable........................         640
         Distribution and service fees payable--
          Service Class.....................................       5,365
         Other accrued expenses.............................      19,736
                                                             -----------
          Total Liabilities.................................     142,067
                                                             -----------
       Net Assets........................................... $ 6,977,646
                                                             ===========
       Net Assets consist of:
         Capital............................................ $15,526,537
         Accumulated net investment loss....................      (7,581)
         Accumulated net realized losses on investments and
          swap contracts....................................  (9,124,990)
         Net unrealized appreciation on investments and
          swap contracts....................................     583,680
                                                             -----------
       Net Assets........................................... $ 6,977,646
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 6,552,736
         Shares of Beneficial Interest Outstanding..........     310,579
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.10
                                                             ===========
       Service Class:
         Net Assets......................................... $   424,910
         Shares of Beneficial Interest Outstanding..........      20,407
         Net Asset Value (offering and redemption price per
          share)............................................ $     20.82
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $5)............... $   156,140
        Interest.............................................     106,450
                                                              -----------
         Total Income........................................     262,590
                                                              -----------
      Expenses:
        Advisory fees........................................      76,852
        Management servicing fees............................      15,370
        Administration fees..................................       5,581
        Distribution and service fees--Service Class.........       9,793
        Transfer agent fees..................................      45,953
        Registration and filing fees.........................      45,409
        Custody fees.........................................      25,565
        Fund accounting fees.................................      12,136
        Other fees...........................................      29,854
                                                              -----------
         Total Expenses before waivers.......................     266,513
         Less Expenses waived by the Investment Advisor......     (57,057)
                                                              -----------
         Net Expenses........................................     209,456
                                                              -----------
      Net Investment Income..................................      53,134
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (3,982,281)
        Net change in unrealized appreciation on investments
         and swap contracts..................................    (163,885)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (4,146,166)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,093,032)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                              For the period
                                                                                For the      June 19, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income...................................................   $      53,134     $     44,584
  Net realized losses on investments and swap contracts...................      (3,982,281)      (5,559,069)
  Net change in unrealized appreciation on investments and swap contracts.        (163,885)         747,565
                                                                             -------------     ------------
  Change in net assets resulting from operations..........................      (4,093,032)      (4,766,920)
                                                                             -------------     ------------
Capital Transactions:
  Proceeds from shares issued.............................................
   Investor Class.........................................................     109,187,789       97,929,145
   Service Class..........................................................       6,807,805       65,119,338
  Cost of shares redeemed.................................................
   Investor Class.........................................................    (116,383,840)     (79,392,167)
   Service Class..........................................................      (9,805,607)     (57,624,865)
                                                                             -------------     ------------
  Change in net assets resulting from capital transactions................     (10,193,853)      26,031,451
                                                                             -------------     ------------
  Change in net assets....................................................     (14,286,885)      21,264,531
Net Assets:
  Beginning of period.....................................................      21,264,531               --
                                                                             -------------     ------------
  End of period...........................................................   $   6,977,646     $ 21,264,531
                                                                             =============     ============
Share Transactions:
  Issued..................................................................
   Investor Class.........................................................       4,851,879        4,131,218
   Service Class..........................................................         295,743        2,674,319
  Redeemed................................................................
   Investor Class.........................................................      (5,225,352)      (3,447,166)
   Service Class..........................................................        (429,296)      (2,520,359)
                                                                             -------------     ------------
  Change in shares........................................................        (507,026)         838,012
                                                                             =============     ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                            Investor Class
                                                                                --------------------------------
                                                                                                   For the period
                                                                                     For the      June 19, 2000/(a)/
                                                                                   year ended          through
                                                                                December 31, 2001 December 31, 2000
                                                                                ----------------- -----------------
Net Asset Value, Beginning of Period...........................................    $    25.39        $     20.00
                                                                                   ----------        -----------
Investment Activities:
  Net investment income........................................................        0.14/ (b)/          0.15 /(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.         (4.43)            5.24/ (c)/
                                                                                   ----------        -----------
  Total income/(loss) from investment activities...............................         (4.29)              5.39
                                                                                   ----------        -----------
Net Asset Value, End of Period.................................................    $    21.10        $     25.39
                                                                                   ==========        ===========
Total Return...................................................................        (16.90)%            26.95%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $6,552,736        $17,366,056
Ratio of expenses to average net assets........................................          1.95%              1.87%/(e)/
Ratio of net investment income to average net assets...........................          0.61%              1.23%/(e)/
Ratio of expenses to average net assets*.......................................          2.51%              2.25%/(e)/
Portfolio turnover/(f)/........................................................          1060%              2277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                            Service Class
                                                                                --------------------------------
                                                                                                    For the period
                                                                                     For the       June 19, 2000/(a)/
                                                                                   year ended           through
                                                                                December 31, 2001  December 31, 2000
                                                                                -----------------  -----------------
Net Asset Value, Beginning of Period...........................................     $  25.32          $    20.00
                                                                                    --------          ----------
Investment Activities:
  Net investment income/(loss).................................................        (0.08)/(b)/          0.06/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (4.42)               5.26/(c)/
                                                                                    --------          ----------
  Total income/(loss) from investment activities...............................        (4.50)               5.32
                                                                                    --------          ----------
Net Asset Value, End of Period.................................................     $  20.82          $    25.32
                                                                                    ========          ==========
Total Return...................................................................       (17.77)%             26.60%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................     $424,910          $3,898,475
Ratio of expenses to average net assets........................................         2.95%               2.95%/(e)/
Ratio of net investment income/(loss) to average net assets....................        (0.37)%              0.45%/(e)/
Ratio of expenses to average net assets*.......................................         3.51%               3.34%/(e)/
Portfolio turnover/(f)/........................................................         1060%               2277%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Healthcare UltraSector ProFund

   For the year ended December 31, 2001, the Healthcare UltraSector ProFund had a NAV total return of - 24.26%* for the Investor Class shares, compared to a return of - 13.72% for the unmanaged Dow Jones U.S. Healthcare Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Index. The Dow Jones U.S. Healthcare Index is an unmanaged index, which measures the performance of the healthcare sector of the U.S. equity market.

   For the fiscal year, the Healthcare UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Healthcare Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Healthcare Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Healthcare Index or any of the companies included in the Dow Jones U.S. Healthcare Index.

                                     [GRAPH]

           $8,585 - Healthcare - Investor  $8,465 - Healthcare - Service   $9,711 - Dow Jones U.S. Healthcare
           ------------------------------  -----------------------------   ----------------------------------
6/19/00                   10,000                        10,000                           10,000
6/00                      10,470                        10,465                           10,343
9/00                      10,375                        10,350                           10,424
12/00                     11,335                        11,280                           11,256
3/01                       8,380                         8,305                            9,337
6/01                       8,525                         8,440                            9,523
9/01                       8,370                         8,270                            9,470
12/01                      8,585                         8,465                            9,711

------------------------------------------------
       Average Annual Total Return
            as of 12/31/01
------------------------------------------------
                                   Since
                                 Inception
               1 Year            (6/19/00)
------------------------------------------------
Investor      (24.26)%             (9.47)%
Service       (24.96)%            (10.29)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Healthcare UltraSector ProFund is measured against the Dow Jones U.S. Healthcare Index, an unmanaged index generally representative of the healthcare sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Healthcare UltraSector                  Investments
              ProFund                           December 31, 2001

            Common Stocks (75.5%)
                                                   Shares    Value
                                                   ------ -----------
           Abbott Laboratories.................... 7,304  $   407,198
           Abgenix, Inc.*.........................   498       16,753
           AdvancePCS*............................   415       12,180
           Aetna, Inc.............................   747       24,644
           Affymetrix, Inc.*......................   332       12,533
           Alkermes, Inc.*........................   498       13,127
           Allergan, Inc..........................   747       56,062
           American Home Products Corp............ 6,640      407,430
           Amgen, Inc.*........................... 5,312      299,808
           Andrx Group*...........................   415       29,220
           Anthem, Inc.*..........................   249       12,326
           Apogent Technologies, Inc.*............   747       19,273
           Applera Corp.--Applied Biosystems Group 1,162       45,632
           Applera Corp.--Celera Genomics Group*..   498       13,292
           Aviron*................................   264       13,129
           Bard (C.R.), Inc.......................   332       21,414
           Barr Laboratories, Inc.*...............   166       13,174
           Bausch & Lomb, Inc.....................   415       15,629
           Baxter International, Inc.............. 2,988      160,246
           Beckman Coulter, Inc...................   415       18,385
           Becton, Dickinson & Co................. 1,328       44,023
           Biogen, Inc.*..........................   830       47,601
           Biomet, Inc............................ 1,411       43,600
           Boston Scientific Corp.*............... 1,577       38,037
           Bristol-Myers Squibb Co................ 9,794      499,494
           Celgene Corp.*.........................   498       15,896
           Cephalon, Inc.*........................   332       25,094
           Chiron Corp.*..........................   664       29,110
           CIGNA Corp.............................   664       61,520
           COR Therapeutics, Inc.*................   415        9,931
           CYTYC Corp.*...........................   747       19,497
           DaVita, Inc.*..........................   664       16,235
           DENTSPLY International, Inc............   332       16,666
           Edwards Lifesciences Corp.*............   498       13,760
           Eli Lilly & Co......................... 4,897      384,610
           Enzon, Inc.*...........................   332       18,685
           Express Scripts, Inc.--Class A*........   415       19,405
           First Health Group Corp.*..............   581       14,374
           Forest Laboratories, Inc.*.............   913       74,820
           Genentech, Inc.*....................... 1,162       63,038
           Genzyme Corp.--General Division*....... 1,079       64,588
           Gilead Sciences, Inc.*.................   581       38,183
           Guidant Corp.*......................... 1,577       78,535
           HCA, Inc............................... 2,324       89,567
           Health Management Associates, Inc.--
            Class A*.............................. 1,328       24,435
           Health-Net, Inc.*......................   747       16,270
           Healthsouth Corp.*..................... 2,158       31,982
           Henry Schein, Inc.*....................   332       12,294
           Hillenbrand Industries, Inc............   332       18,350
           Human Genome Sciences, Inc.*...........   664       22,390
           Humana, Inc.*.......................... 1,245       14,679

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          ICN Pharmaceuticals, Inc.................    581 $    19,464
          ICOS Corp.*..............................    332      19,070
          IDEC Pharmaceuticals Corp.*..............    830      57,212
          ImClone Systems, Inc.*...................    415      19,281
          Immunex Corp.*...........................  1,743      48,299
          Incyte Genomics, Inc.*...................    581      11,295
          Invitrogen Corp.*........................    332      20,561
          IVAX Corp.*..............................  1,078      21,711
          Johnson & Johnson........................ 15,438     912,385
          King Pharmaceuticals, Inc.*..............  1,245      52,452
          Laboratory Corp. of America Holdings*....    249      20,132
          Lincare Holdings, Inc.*..................    664      19,024
          Manor Care, Inc.*........................    664      15,743
          Medics Pharmaceutical Corp.*.............    249      16,083
          MedImmune, Inc.*.........................  1,079      50,012
          Medtronic, Inc...........................  6,142     314,531
          Merck & Co., Inc......................... 11,537     678,376
          Millennium Pharmaceuticals, Inc.*........  1,162      28,481
          Monsanto Co..............................    332      11,222
          Mylan Laboratories, Inc..................    747      28,013
          Neurocrine Biosciences, Inc.*............    249      12,776
          NPS Pharmaceuticals, Inc.*...............    249       9,537
          Omnicare, Inc............................    581      14,455
          OSI Pharmaceuticals, Inc.*...............    249      11,389
          Oxford Health Plans, Inc.*...............    581      17,511
          Patterson Dental Co.*....................    415      16,986
          Pfizer, Inc.............................. 32,121   1,280,021
          Pharmaceutical Product Development, Inc.*    332      10,727
          Pharmacia Corp...........................  6,557     279,656
          Protein Design Labs, Inc.*...............    498      16,334
          Quest Diagnostics, Inc.*.................    332      23,808
          Quintiles Transnational Corp.*...........    913      14,654
          Renal Care Group, Inc.*..................    332      10,657
          ResMed, Inc.*............................    249      13,426
          Schering-Plough Corp.....................  7,470     267,501
          Sepracor, Inc.*..........................    498      28,416
          St. Jude Medical, Inc.*..................    498      38,670
          Sytker Corp..............................    830      48,447
          Techne Corp.*............................    332      12,234
          Tenet Healthcare Corp.*..................  1,660      97,474
          Triad Hospitals, Inc.*...................    415      12,180
          Trigon Healthcare, Inc.*.................    166      11,529
          UnitedHealth Group, Inc..................  1,577     111,603
          Universal Health Services, Inc.--Class B*    332      14,203
          Varian Medical Systems, Inc.*............    249      17,744
          Vertex Pharmaceuticals, Inc.*............    581      14,287
          Watson Pharmaceuticals, Inc.*............    664      20,843
          Wellpoint Health Networks, Inc.*.........    332      38,794
          Zimmer Holdings, Inc.*...................  1,079      32,953
                                                           -----------
          TOTAL COMMON STOCKS......................          8,340,286
                                                           -----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Healthcare UltraSector                  Investments
              ProFund                           December 31, 2001

            U.S. Government Agencies (25.4%)
                                              Principal
                                               Amount       Value
                                              ---------- -----------
           Federal Home Loan Bank,
            1.43%, 01/02/02.................. $2,808,000 $ 2,807,775
                                                         -----------
           TOTAL U.S. GOVERNMENT AGENCIES....              2,807,775
                                                         -----------
           TOTAL INVESTMENTS
            (Cost $10,757,223)/(a)/ --100.9%.             11,148,061
           Liabilities in excess of other
            assets--(0.9)%...................                (96,286)
                                                         -----------
           NET ASSETS--100.0%................            $11,051,775
                                                         ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $11,727,237 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $970,014. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   548,801
                    Unrealized depreciation....  (1,127,977)
                                                -----------
                    Net unrealized depreciation $  (579,176)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $10,757,223)........... $11,148,061
         Cash...............................................         694
         Dividends and interest receivable..................       8,234
         Prepaid expenses-..................................       7,430
                                                             -----------
          Total Assets......................................  11,164,419
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................      40,303
         Unrealized depreciation on swap contracts..........      29,606
         Advisory fees payable..............................      13,736
         Management servicing fees payable..................       1,605
         Administration fees payable........................       1,126
         Distribution and service fees payable--
          Service Class.....................................       1,671
         Other accrued expenses.............................      24,597
                                                             -----------
          Total Liabilities.................................     112,644
                                                             -----------
       Net Assets........................................... $11,051,775
                                                             ===========
       Net Assists consist of:
         Capital............................................ $13,560,255
         Accumulated net investment loss....................     (38,179)
         Accumulated net realized losses on investments and
          swap contracts....................................  (2,831,533)
         Net realized appreciation on investments and swap
          contracts.........................................     361,232
                                                             -----------
       Net Assets........................................... $11,051,775
                                                             ===========
       Investor Class:
         Net Assets......................................... $10,583,316
         Shares of Beneficial Interest Outstanding..........     616,220
         Net Asset Value (offering and redemption price per
          share)............................................ $     17.17
                                                             ===========
       Service Class:
         Net Assets......................................... $   468,459
         Shares of Beneficial Interest Outstanding..........      27,665
         Net Asset Value (offering and redemption price per
          share............................................. $     16.93
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $    45,763
        Interest.............................................      41,487
                                                              -----------
         Total Income........................................      87,250
                                                              -----------
      Expenses:
        Advisory fees........................................      41,504
        Management servicing fees............................       8,301
        Administration fees..................................       2,974
        Distribution and service fees--Service Class.........       3,782
        Transfer agent fees..................................      17,791
        Registration and filing fees.........................      32,818
        Custody fees.........................................      19,929
        Fund accounting fees.................................       8,188
        Other fees...........................................      10,979
                                                              -----------
         Total Expenses before waivers.......................     146,266
         Less Expenses waived by the Investment Advisor......     (34,559)
                                                              -----------
         Net Expenses........................................     111,707
                                                              -----------
      Net Investment Loss....................................     (24,457)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (2,116,129)
        Net change in unrealized appreciation on investments
         and swap contracts..................................     (61,847)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (2,177,976)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,202,433)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the period
                                                                                For the      June 19, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss.....................................................   $    (24,457)     $     (7,077)
  Net realized losses on investments and swap contracts...................     (2,116,129)         (969,076)
  Net change in unrealized appreciation on investments and swap contracts.        (61,847)          423,079
                                                                             ------------      ------------
  Change in net assets resulting from operations..........................     (2,202,433)         (553,074)
                                                                             ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................     80,248,109        50,523,818
   Service Class..........................................................      2,649,909        15,076,179
  Cost of shares redeemed
   Investor Class.........................................................    (74,233,020)      (43,290,231)
   Service Class..........................................................     (3,509,498)      (13,657,984)
                                                                             ------------      ------------
  Change in net assets resulting from capital transactions................      5,155,500         8,651,782
                                                                             ------------      ------------
  Change in net assets....................................................      2,953,067         8,098,708
Net Assets:
  Beginning of period.....................................................      8,098,708                --
                                                                             ------------      ------------
  End of Period...........................................................   $ 11,051,775      $  8,098,708
                                                                             ============      ============
Share Transactions:
  Issued
   Investor Class.........................................................      4,538,730         2,438,236
   Service Class..........................................................        147,590           726,976
  Redeemed
   Investor Class.........................................................     (4,207,707)       (2,153,039)
   Service Class..........................................................       (192,272)         (654,629)
                                                                             ------------      ------------
  Change in shares........................................................        286,341           357,544
                                                                             ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                Investor Class
                                                   ----------------------------------
                                                                         For the period
                                                        For the         June 19, 2000/(a)/
                                                      year ended             through
                                                   December 31, 2001    December 31, 2000
                                                   -----------------    -----------------
Net Asset Value, Beginning of Period..............    $     22.67          $    20.00
                                                      -----------          ----------
Investment Activities:
 Net investment income/(loss).....................          (0.07)/(b)/          0.04/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts.................          (5.43)               2.63/(c)/
                                                      -----------          ----------
 Total income/(loss) from investment activities...          (5.50)               2.67
                                                      -----------          ----------
Net Asset Value, End of Period....................    $     17.17          $    22.67
                                                      ===========          ==========
Total Return......................................         (24.26)%             13.35%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...........................    $10,583,316          $6,466,590
Ratio of expenses to average net assets...........           1.95%               1.86%/(e)/
Ratio of net investment income/(loss) to average
 net assets.......................................          (0.40)%              0.34%/(e)/
Ratio of expenses to average net assets*..........           2.58%               2.25%/(e)/
Portfolio turnover/(f)/...........................           1143%               1011%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             Service Class
                                                                                --------------------------------
                                                                                                    For the period
                                                                                     For the       June 19, 2000/(a)/
                                                                                   year ended           through
                                                                                December 31, 2001  December 31, 2000
                                                                                -----------------  -----------------
Net Asset Value, Beginning of Period...........................................     $  22.56          $    20.00
                                                                                    --------          ----------
Investment Activities:
  Net investment loss..........................................................        (0.18)/(b)/         (0.11)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (5.45)               2.67/(c)/
                                                                                    --------          ----------
  Total income/(loss) from investment activities...............................        (5.63)               2.56
                                                                                    --------          ----------
Net Asset Value, End of Period.................................................     $  16.93          $    22.56
                                                                                    ========          ==========
Total Return...................................................................       (24.96)%             12.80%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................     $468,459          $1,632,118
Ratio of expenses to average net assets........................................         2.95%               2.95%/(e)/
Ratio of net investment loss to average net assets.............................        (1.02)%             (0.94)%/(e)/
Ratio of expenses to average net assets*.......................................        -3.58%               3.34%/(e)/
Portfolio turnover/(f)/........................................................         1143%               1011%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Internet UltraSector ProFund

   For the year ended December 31, 2001, the Internet UltraSector ProFund had a NAV total return of - 76.35%* for the Investor Class shares, compared to a return of - 54.37% for the unmanaged Dow Jones U.S. Internet Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Internet Index. The Dow Jones U.S. Internet Index is an unmanaged index, which measures the performance of the internet sector of the U.S. equity market.

   For the fiscal year, the Internet UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Internet Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Internet Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Internet Index or any of the companies included in the Dow Jones U.S. Internet Index.

                                    [CHART]

           $643 - Internet - Investor      $624 - Internet - Service       $2,151 - Dow Jones U.S. Internet
           --------------------------      -------------------------       --------------------------------
6/19/00               10,000                        10,000                                10,000
6/00                   9,830                         9,830                                 9,952
9/00                   9,445                         9,435                                 9,909
12/00                  2,720                         2,705                                 4,714
3/01                     910                           905                                 2,407
6/01                   1,104                         1,077                                 2,913
9/01                     331                           322                                 1,344
12/01                    643                           624                                 2,151

-------------------------------------------------
        Average Annual Total Return
             as of 12/31/01
-------------------------------------------------
                                      Since
                                    Inception
                  1 Year            (6/19/00)
-------------------------------------------------
Investor         (76.35)%            (83.28)%
Service          (76.94)%            (83.61)%
-------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Internet UltraSector ProFund is measured against the Dow Jones U.S. Internet Index, an unmanaged index generally representative of the internet sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Internet UltraSector                    Investments
              ProFund                           December 31, 2001


            Common Stocks (75.5%)
                                                   Shares    Value
                                                   ------ -----------
           Agile Software Corp.*..................  3,538 $    60,924
           Akamai Technologies, Inc.*.............  6,954      41,307
           Amazon.com, Inc.*...................... 19,886     215,167
           Ameritrade Holding Corp.--Class A*..... 10,370      61,390
           Ariba, Inc.*........................... 19,154     117,989
           Art Technology Group, Inc.*............  4,392      15,284
           BEA Systems, Inc.*..................... 31,598     486,609
           BroadVision, Inc.*..................... 18,544      50,811
           Check Point Software Technologies Ltd.* 13,298     530,457
           CheckFree Holdings Corp.*..............  6,466     116,388
           CMGI, Inc.*............................ 22,082      35,994
           CNET Networks, Inc.*...................  9,394      84,264
           Commerce One, Inc.*.................... 22,936      81,882
           DoubleClick, Inc.*..................... 10,126     114,829
           E*TRADE Group, Inc.*................... 23,668     242,597
           EarthLink, Inc.*....................... 10,492     127,688
           eBay, Inc.*............................  8,784     587,649
           eToys, Inc.*/(a)/......................    494           0
           Expedia, Inc.--Class A*................  1,464      59,453
           FreeMarkets, Inc.*.....................  2,928      70,184
           HomeStore.com, Inc.*...................  7,316      26,338
           i2 Technologies, Inc.*................. 23,668     186,977
           InfoSpace, Inc.*....................... 19,276      39,516
           Inktomi Corp.*......................... 11,346      76,132
           Internet Capital Group, Inc.*.......... 18,178      21,995
           Internet Security Systems, Inc.*.......  3,172     101,694
           Interwoven, Inc.*......................  8,418      81,991
           Macromedia, Inc.*......................  4,636      82,521
           Overture Services, Inc.*...............  3,172     112,384
           Portal Software, Inc.*................. 10,126      21,062
           priceline.com, Inc.*...................  6,710      39,052
           RealNetworks, Inc.*....................  8,540      50,728
           Tibco Software, Inc.*..................  5,246      78,323
           Ticketmaster Online-CitySearch, Inc.*..  1,342      21,995
           TMP Worldwide, Inc.*...................  6,710     287,859
           VeriSign, Inc.*........................ 14,152     538,341
           VerticalNet, Inc.*.....................  5,734       8,028
           Vignette Corp.*........................ 19,764     106,133
           WebMD Corp.*........................... 23,058     162,789
           webMethods, Inc.*......................  3,782      63,386
           Yahoo!, Inc.*.......................... 28,548     506,442
                                                          -----------
           TOTAL COMMON STOCKS....................          5,714,552
                                                          -----------

       U.S. Government Agencies (25.0%)
                                                    Principal
                                                     Amount      Value
                                                    ---------- ----------
      Federal Home Loan Bank,
       1.43%, 01/02/02............................. $1,890,000 $1,889,849
                                                               ----------
      TOTAL U.S. GOVERNMENT AGENCIES...............             1,889,849
                                                               ----------
      TOTAL INVESTMENTS
       (Cost $6,521,346)/(b)/--100.5%..............             7,604,401
      Liabilities in excess of other assets--(0.5)%               (40,583)
                                                               ----------
      NET ASSETS--100.0%...........................            $7,563,818
                                                               ==========

------
*Non-income producing security.
/(a)/Bankrupt security.
/(b)/Cost for federal income taxes is $8,833,453 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $2,312,107. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,106,445
                    Unrealized depreciation....  (2,335,497)
                                                -----------
                    Net unrealized depreciation $(1,229,052)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund


       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $6,521,346).............. $ 7,604,401
        Cash.................................................         811
        Receivable for capital shares issued.................     190,113
        Prepaid expenses.....................................       6,415
                                                              -----------
         Total Assets........................................   7,801,740
                                                              -----------
      Liabilities:
        Payable for investments purchased....................      93,253
        Unrealized depreciation on swap contracts............     110,144
        Advisory fees payable................................      15,826
        Management servicing fees payable....................       1,244
        Administration fees payable..........................         671
        Distribution and service fees payable--Service Class.       3,956
        Other accrued expenses...............................      12,828
                                                              -----------
         Total Liabilities...................................     237,922
                                                              -----------
      Net Assets............................................. $ 7,563,818
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $11,678,424
        Accumulated net investment loss......................     (44,803)
        Accumulated net realized losses on investments and
         swap contracts......................................  (5,042,714)
        Net unrealized appreciation on investments and
         swap contracts......................................     972,911
                                                              -----------
      Net Assets............................................. $ 7,563,818
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 6,549,625
        Shares of Beneficial Interest Outstanding............     101,825
        Net Asset Value (offering and redemption price per
         share).............................................. $     64.32
                                                              ===========
      Service Class:
        Net Assets........................................... $ 1,014,193
        Shares of Beneficial Interest Outstanding............      16,261
        Net Asset Value (offering and redemption price per
         share).............................................. $     62.37
                                                              ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $    20,651
                                                              -----------
      Expenses:
        Advisory fees........................................      19,424
        Management servicing fees............................       3,885
        Administration fees..................................       1,397
        Distribution and service fees--Service Class.........       4,399
        Transfer agent fees..................................       7,042
        Registration and filing fees.........................      40,681
        Custody fees.........................................      11,324
        Fund accounting fees.................................       3,351
        Other fees...........................................       5,599
                                                              -----------
         Total Expenses before waivers/reimbursements........      97,102
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (42,268)
                                                              -----------
         Net Expenses........................................      54,834
                                                              -----------
      Net Investment Loss....................................     (34,183)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (2,878,683)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................   1,180,030
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,698,653)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,732,836)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (34,183)     $       (566)
  Net realized losses on investments and swap contracts..................................     (2,878,683)       (2,282,006)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.      1,180,030          (207,119)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (1,732,836)       (2,489,691)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     59,699,125        18,768,677
   Service Class.........................................................................      8,132,415        13,861,580
  Cost of shares redeemed
   Investor Class........................................................................    (52,259,649)      (17,396,882)
   Service Class.........................................................................     (7,174,352)      (11,844,569)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      8,397,539         3,388,806
                                                                                            ------------      ------------
  Change in net assets...................................................................      6,664,703           899,115
Net Assets:
  Beginning of period....................................................................        899,115                --
                                                                                            ------------      ------------
  End of period..........................................................................   $  7,563,818      $    899,115
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      5,698,192         1,124,462
   Service Class.........................................................................        479,638           768,531
  Redeemed
   Investor Class........................................................................     (5,728,368)         (992,461)
   Service Class.........................................................................       (496,783)         (735,125)
                                                                                            ------------      ------------
  Change in shares.......................................................................        (47,321)          165,407
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        Investor Class
                                                                           ---------------------------------
                                                                                                For the period
                                                                                For the        June 19, 2000/(a)/
                                                                              year ended            through
                                                                           December 31, 2001   December 31, 2000
                                                                           -----------------   -----------------
Net Asset Value, Beginning of Period/(b)/.................................    $   272.00           $1,000.00
                                                                              ----------           ---------
Investment Activities:
  Net investment income/(loss)............................................         (0.85)/(c)/         2.00 /(c)/
  Net realized and unrealized losses on investments and swap contracts....       (206.83)            (730.00)
                                                                              ----------           ---------
  Total loss from investment activities...................................       (207.68)            (728.00)
                                                                              ----------           ---------
Net Asset Value, End of Period............................................    $    64.32           $  272.00
                                                                              ==========           =========
Total Return..............................................................        (76.35)%            (72.80)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $6,549,625           $ 718,432
Ratio of expenses to average net assets...................................          1.95%               1.59%/(e)/
Ratio of net investment income/(loss) to average net assets...............         (1.13)%              0.46%/(e)/
Ratio of expenses to average net assets*..................................          3.59%               3.99%/(e)/
Portfolio turnover/(f)/...................................................          1742%               2401%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
     Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        Service Class
                                                                           ---------------------------------
                                                                                                For the period
                                                                                For the        June 19, 2000/(a)/
                                                                              year ended            through
                                                                           December 31, 2001   December 31, 2000
                                                                           -----------------   -----------------
Net Asset Value, Beginning of Period/(b)/.................................    $   270.50           $1,000.00
                                                                              ----------           ---------
Investment Activities:
  Net investment loss.....................................................         (1.53)/(c)/         (2.50)/(c)/
  Net realized and unrealized losses on investments and swap contracts....       (206.60)            (727.00)
                                                                              ----------           ---------
  Total loss from investment activities...................................       (208.13)            (729.50)
                                                                              ----------           ---------
Net Asset Value, End of Period............................................    $    62.37           $  270.50
                                                                              ==========           =========
Total Return..............................................................        (76.94)%            (72.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $1,014,193           $ 180,683
Ratio of expenses to average net assets...................................          2.95%               2.79%/(e)/
Ratio of net investment loss to average net assets........................         (2.24)%             (0.63)%/(e)/
Ratio of expenses to average net assets*..................................          4.59%               5.20%/(e)/
Portfolio turnover/(f)/...................................................          1742%               2401%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
    Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                      Pharmaceuticals UltraSector ProFund

   For the year ended December 31, 2001, the Pharmaceuticals UltraSector ProFund had a NAV total return of - 28.80%* for the Investor Class shares, compared to a return of - 17.57% for the unmanaged Dow Jones U.S. Pharmaceuticals Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. The Dow Jones U.S. Pharmaceuticals Index is an unmanaged index, which measures the performance of the pharmaceuticals sector of the U.S. equity market.

   For the fiscal year, the Pharmaceuticals UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Pharmaceuticals Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Pharmaceuticals Index or any of the companies included in the Dow Jones U.S. Pharmaceuticals Index.

                                    [CHART]

        $8,270 - Pharmaceuticals - Investor     $8,145 - Pharmaceuticals - Service      $9,241 - Dow Jones U.S. Pharmaceuticals
        -----------------------------------     ----------------------------------      ---------------------------------------
6/28/00                  10,000                             10,000                                      10,000
6/00                     10,650                             10,650                                      10,418
9/00                      9,980                              9,970                                       9,992
12/00                    11,615                             11,565                                      11,211
3/01                      8,425                              8,370                                       9,298
6/01                      8,245                              8,150                                       9,087
9/01                      8,455                              8,350                                       9,317
12/01                     8,270                              8,145                                       9,241

------------------------------------------------
        Average Annual Total Return
              as of 12/31/01
------------------------------------------------
                                   Since
                                  Inception
                  1 Year          (6/28/00)
------------------------------------------------
Investor         (28.80)%         (11.82)%
Service          (29.57)%         (12.71)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Pharmaceuticals UltraSector ProFund is measured against the Dow Jones U.S. Pharmaceuticals Index, an unmanaged index generally representative of the pharmaceuticals sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Pharmaceuticals                         Investments
              UltraSector ProFund               December 31, 2001


             Common Stocks (59.7%)

                                                 Shares    Value
                                                 ------ ------------
            Allergan, Inc.......................  1,599 $    120,005
            Alpharma, Inc.......................    369        9,760
            American Home Products Corp......... 15,498      950,956
            Andrx Group*........................    738       51,963
            Barr Laboratories, Inc.*............    246       19,523
            Bristol-Myers Squibb Co............. 22,878    1,166,777
            Cell Pathways, Inc.*................    369        2,568
            Cephalon, Inc.*.....................    615       46,485
            Eli Lilly & Co...................... 11,439      898,418
            Emisphere Technologies, Inc.*.......    246        7,850
            Forest Laboratories, Inc.*..........  2,091      171,357
            ICN Pharmaceuticals, Inc............    984       32,964
            Inhale Therapeutic Systems, Inc.*...    615       11,409
            IVAX Corp.*.........................  1,968       39,636
            Johnson & Johnson................... 36,285    2,144,444
            King Pharmaceuticals, Inc.*.........  2,706      114,004
            KOS Pharmaceuticals, Inc.*..........    123        4,256
            Medicis Pharmaceutical Corp.*.......    369       23,834
            Merck & Co., Inc.................... 26,937    1,583,895
            Mylan Laboratories, Inc.............  1,476       55,350
            Noven Pharmaceuticals, Inc.*........    246        4,367
            NPS Pharmaceuticals, Inc.*..........    369       14,133
            Perrigo Co.*........................    738        8,723
            Pfizer, Inc......................... 12,784      509,442
            Pharmacia Corp...................... 15,252      650,498
            PRAECIS Pharmaceuticals, Inc.*......    615        3,579
            SangStat Medical Corp.*.............    246        4,831
            Schering-Plough Corp................ 17,343      621,053
            Sepracor, Inc.*.....................    861       49,129
            SuperGen, Inc.*.....................    369        5,284
            Taro Pharmaceutical Industries Ltd.*    246        9,828
            Tularik, Inc.*......................    492       11,818
            Watson Pharmaceuticals, Inc.*.......  1,230       38,610
                                                        ------------
            TOTAL COMMON STOCKS.................           9,386,749
                                                        ------------

            U.S. Government Agencies (26.3%)
                                              Principal
                                               Amount       Value
                                              ---------- -----------
           Federal Home Loan Bank,
            1.43%, 01/02/02.................. $4,141,000 $ 4,140,671
                                                         -----------
           TOTAL U.S. GOVERNMENT AGENCIES....              4,140,671
                                                         -----------
           TOTAL INVESTMENTS
            (Cost $13,500,927)/(a)/--86.0%...             13,527,420
           Other assets in excess of
            liabilities--14.0%...............              2,201,976
                                                         -----------
           NET ASSETS--100.0%................            $15,729,396
                                                         ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $14,371,645 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $870,718. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   379,645
                    Unrealized depreciation....  (1,223,870)
                                                -----------
                    Net unrealized depreciation $  (844,225)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $13,500,927)........... $13,527,420
         Dividends and interest receivable..................      11,637
         Receivable for investments sold....................   2,662,806
         Prepaid expenses...................................      10,293
                                                             -----------
          Total Assets......................................  16,212,156
                                                             -----------
       Liabilities:
         Payable to custodian...............................      35,745
         Payable for capital shares redeemed................     215,372
         Unrealized depreciation on swap contracts..........     146,192
         Advisory fees payable..............................      54,247
         Management servicing fees payable..................       2,210
         Administration fees payable........................       1,631
         Distribution and service fees payable--
          Service Class.....................................       1,429
         Other accrued expenses.............................      25,934
                                                             -----------
          Total Liabilities.................................     482,760
                                                             -----------
       Net Assets........................................... $15,729,396
                                                             ===========
       Net Assets consist of:
         Capital............................................ $20,184,876
         Accumulated net investment loss....................     (19,592)
         Accumulated net realized losses on investments and
          swap contracts....................................  (4,316,189)
         Net unrealized depreciation on investments and
          swap contracts....................................    (119,699)
                                                             -----------
       Net Assets........................................... $15,729,396
                                                             ===========
       Investor Class:
         Net Assets......................................... $15,289,526
         Shares of Beneficial Interest Outstanding..........     924,427
         Net Asset Value (offering and redemption price per
          share)............................................ $     16.54
                                                             ===========
       Service Class:
         Net Assets......................................... $   439,870
         Shares of Beneficial Interest Outstanding..........      27,000
         Net Asset Value (offering and redemption price per
          share)............................................ $     16.29
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $    61,688
        Interest.............................................      35,079
                                                              -----------
         Total Income........................................      96,767
                                                              -----------
      Expenses:
        Advisory fees........................................      44,741
        Management servicing fees............................       8,948
        Administration fees..................................       3,187
        Distribution and service fees--Service Class.........       3,179
        Transfer agent fees..................................      17,080
        Registration and filing fees.........................      35,557
        Custody fees.........................................      13,094
        Fund accounting fees.................................       6,641
        Other fees...........................................       9,578
                                                              -----------
         Total Expenses before waivers.......................     142,005
         Less Expenses waived by the Investment Advisor......     (22,567)
                                                              -----------
         Net Expenses........................................     119,438
                                                              -----------
      Net Investment Loss....................................     (22,671)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (2,432,763)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................    (575,838)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (3,008,601)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,031,272)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 28, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income/(loss)...........................................................   $    (22,671)     $      7,699
  Net realized losses on investments and swap contracts..................................     (2,432,763)       (2,065,237)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.       (575,838)          456,139
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (3,031,272)       (1,601,399)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     85,777,818        51,191,072
   Service Class.........................................................................      6,284,939        22,086,127
  Cost of shares redeemed
   Investor Class........................................................................    (71,813,848)      (45,889,643)
   Service Class.........................................................................    (10,658,254)      (16,616,144)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      9,590,655        10,771,412
                                                                                            ------------      ------------
  Change in net assets...................................................................      6,559,383         9,170,013
Net Assets:
  Beginning of period....................................................................      9,170,013                --
                                                                                            ------------      ------------
  End of period..........................................................................   $ 15,729,396      $  9,170,013
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      4,877,078         2,458,790
   Service Class.........................................................................        350,064         1,083,816
  Redeemed
   Investor Class........................................................................     (4,102,023)       (2,309,418)
   Service Class.........................................................................       (569,459)         (837,421)
                                                                                            ------------      ------------
  Change in shares.......................................................................        555,660           395,767
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                               Investor Class
                                                  ----------------------------------
                                                                        For the period
                                                       For the         June 28, 2000/(a)/
                                                     year ended             through
                                                  December 31, 2001    December 31, 2000
                                                  -----------------    -----------------
Net Asset Value, Beginning of Period.............    $     23.23          $    20.00
                                                     -----------          ----------
Investment Activities:
 Net investment income/(loss)....................          (0.07)/(b)/          0.13/(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts................          (6.62)               3.10/(c)/
                                                     -----------          ----------
 Total income/(loss) from investment activities..          (6.69)               3.23
                                                     -----------          ----------
Net Asset Value, End of Period...................    $     16.54          $    23.23
                                                     ===========          ==========
Total Return.....................................         (28.80)%             16.15%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..........................    $15,289,526          $3,469,659
Ratio of expenses to average net assets..........           1.95%               1.93%/(e)/
Ratio of net investment income/(loss) to average
 net assets......................................          (0.38)%              1.27%/(e)/
Ratio of expenses to average net assets*.........           2.33%               2.55%/(e)/
Portfolio turnover/(f)/..........................           1469%               1486%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                             Service Class
                                                                                --------------------------------
                                                                                                    For the period
                                                                                     For the       June 28, 2000/(a)/
                                                                                   year ended           through
                                                                                December 31, 2001  December 31, 2000
                                                                                -----------------  -----------------
Net Asset Value, Beginning of Period...........................................     $  23.13          $    20.00
                                                                                    --------          ----------
Investment Activities:
  Net investment loss..........................................................        (0.07)/(b)/         (0.19)/(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (6.77)               3.32/(c)/
                                                                                    --------          ----------
  Total income/(loss) from investment activities...............................        (6.84)               3.13
                                                                                    --------          ----------
Net Asset Value, End of Period.................................................     $  16.29          $    23.13
                                                                                    ========          ==========
Total Return...................................................................       (29.57)%             15.65%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................     $439,870          $5,700,354
Ratio of expenses to average net assets........................................         2.95%               2.94%/(e)/
Ratio of net investment loss to average net assets.............................        (0.40)%             (1.72)%/(e)/
Ratio of expenses to average net assets*.......................................         3.33%               3.56%/(e)/
Portfolio turnover/(f)/........................................................         1469%               1486%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Real Estate UltraSector ProFund

   For the year ended December 31, 2001, the Real Estate UltraSector ProFund had a NAV total return of 9.11%* for the Investor Class shares, compared to a return of 4.43% for the unmanaged Dow Jones U.S. Real Estate Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index is an unmanaged index, which measures the performance of the real estate economic sector of the U.S. equity market.

   For the fiscal year, the Real Estate UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Real Estate Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Real Estate Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Real Estate Index or any of the companies included in the Dow Jones U.S. Real Estate Index.




                                   [CHART]



$12,382 Real Estate Investor
$12,151 Real Estate Service
$11,269 Dow Jones U.S. Real Estate

          Real Estate Investor  Real Estate Service   Dow Jones U.S. Real Estate
 6/19/00          10,000               10,000                  10,000
 6/00              9,740                9,735                   9,788
 9/00             11,145               11,085                  10,688
 12/00            11,349               11,273                  10,791
 3/01             11,198               11,070                  10,601
 6/01             12,811               12,653                  11,635
 9/01             11,843               11,672                  10,952
 12/01            12,382               12,151                  11,269

------------------------------------------------
        Average Annual Total Return
              as of 12/31/01
------------------------------------------------
                                   Since
                                  Inception
                  1 Year          (6/19/00)
------------------------------------------------
Investor           9.11%           14.94%
Service            7.79%           13.54%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Real Estate UltraSector ProFund is measured against the Dow Jones U.S. Real Estate Index, an unmanaged index generally representative of the real estate sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Real Estate UltraSector                 Investments
              ProFund                           December 31, 2001

          Common Stocks (75.6%)
                                                   Shares    Value
                                                   ------ ------------
         AMB Property Corp........................  3,807 $     98,982
         Apartment Investment & Management Co.--
          Class A.................................  3,384      154,750
         Archstone-Smith Trust....................  7,520      197,775
         Arden Realty Group, Inc..................  2,867       75,976
         AvalonBay Communities, Inc...............  2,961      140,085
         Boston Properties, Inc...................  3,854      146,452
         Brandywine Realty Trust..................  1,457       30,699
         BRE Properties, Inc.--Class A............  2,068       64,025
         Camden Property Trust....................  1,833       67,271
         Capital Automotive Real Estate Investment
          Trust...................................  1,175       23,371
         CarrAmerica Realty Corp..................  1,551       46,685
         Catellus Development Corp.*..............  3,619       66,590
         CBL & Associates Properties, Inc.........  1,081       34,052
         Centerpoint Properties Corp..............  1,034       51,493
         Chelsea Property Group, Inc..............    799       39,231
         Colonial Properties Trust................    893       27,817
         Cousins Properties, Inc..................  1,785       43,483
         Crescent Real Estate Equities Co.........  4,606       83,415
         Developers Diversified Corp..............  2,209       42,192
         Duke-Weeks Realty Corp...................  5,546      134,934
         Equity Inns, Inc.........................  1,645       10,890
         Equity Office Properties Trust........... 18,611      559,818
         Equity Residential Properties Trust...... 12,267      352,185
         Federal Realty Investment Trust..........  1,833       42,159
         FelCor Lodging Trust, Inc................  1,786       29,844
         First Industrial Realty Trust, Inc.......  1,786       55,545
         General Growth Properties, Inc...........  2,209       85,709
         Glenbourough Realty Trust, Inc...........  1,128       21,883
         Health Care Property Investors, Inc......  2,491       90,199
         Health Care REIT, Inc....................  1,457       35,478
         Healthcare Realty Trust, Inc.............  1,833       51,324
         Highwoods Properties, Inc................  2,397       62,202
         Home Properties of New York, Inc.........    846       26,734
         HomeStore.com, Inc.*.....................  8,010       28,836
         Hospitality Properties Trust.............  2,632       77,644
         Host Marriott Corp....................... 10,481       94,329
         HRPT Properties Trust....................  5,828       50,470
         iStar Financial, Inc.....................  1,504       37,525
         JDN Realty Corp..........................  1,363       16,806
         Kilroy Realty Corp.......................  1,222       32,102
         Kimco Realty Corp........................  3,995      130,596
         Koger Equity, Inc........................  1,222       19,919
         La Quinta Properties, Inc.*..............  6,486       37,230
         Liberty Property Trust...................  3,290       98,207
         LNR Property Corp........................  1,081       33,706
         Macerich Co..............................  1,551       41,257
         Mack-Cali Realty Corp....................  2,585       80,187
         Manufactured Home Communities, Inc.......    893       27,871
         MeriStar Hospitality Corp................  2,021       28,698
         Mills Corp...............................    846       22,402
         Nationwide Health Properties, Inc........  2,162       40,408
         New Plan Excel Realty Trust, Inc.........  3,948       75,209
         Plum Creek Timber Co., Inc...............  6,204      175,882
         Post Properties, Inc.....................  1,645       58,414
         Prentiss Properties Trust................  1,598       43,865
         Prologis Trust...........................  7,896      169,843
         Public Storage, Inc......................  3,525      117,735

         Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
        Reckson Associates Realty Corp.........      2,021 $    47,211
        RFS Hotel Investors, Inc...............      1,128      12,837
        Rouse Co...............................      3,102      90,858
        Security Capital Group, Inc.*..........      3,384      85,851
        Shurgard Storage Centers, Inc.--Class A      1,363      43,616
        Simon Property Group, Inc..............      6,345     186,098
        SL Green Realty Corp...................      1,363      41,858
        St. Joe Co.............................      1,410      39,128
        Storage USA, Inc.......................        705      29,681
        United Dominion Realty Trust, Inc......      4,465      64,296
        Vornado Realty Trust...................      3,619     150,550
        Weingarten Realty Investors............      1,363      65,424
                                                           -----------
        TOTAL COMMON STOCKS....................              5,389,797
                                                           -----------
         U.S. Government Agencies (44.8%)

                                                Principal
                                                 Amount
                                                ----------
        Federal Home Loan Bank,
         1.43%, 01/02/02....................... $3,199,000   3,198,746
                                                           -----------
        TOTAL U.S. GOVERNMENT AGENCIES.........              3,198,746
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $8,243,991)/(a)/--120.4%........              8,588,543
        Liabilities in excess of others
         assets--(20.4%).......................             (1,455,989)
                                                           -----------
        NET ASSETS--100.0%.....................            $ 7,132,554
                                                           ===========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $9,086,784 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $842,793. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 346,047
                     Unrealized depreciation....  (844,288)
                                                 ---------
                     Net unrealized depreciation $(498,241)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $8,243,991)............ $ 8,588,543
         Cash...............................................      15,435
         Dividends and interest receivable..................      50,163
         Receivable for investments sold....................   4,900,868
         Unrealized appreciation on swap contracts..........     199,922
         Prepaid expenses...................................       5,007
                                                             -----------
          Total Assets......................................  13,759,938
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   6,541,306
         Advisory fees payable..............................       8,486
         Administration fees payable........................       1,671
         Distribution and service fees payable--
          Service Class.....................................      55,667
         Other accrued expenses.............................      20,254
                                                             -----------
          Total Liabilities.................................   6,627,384
                                                             -----------
       Net Assets........................................... $ 7,132,554
                                                             ===========
       Net Assets consist of:
         Capital............................................ $10,655,393
         Accumulated distributions in excess of net
          investment income.................................     (30,162)
         Accumulated net realized losses on investments and
          swap contracts....................................  (4,037,151)
         Net unrealized appreciation on investments and
          swap contracts....................................     544,474
                                                             -----------
       Net Assets........................................... $ 7,132,554
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 6,344,518
         Shares of Beneficial Interest Outstanding..........     289,449
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.92
                                                             ===========
       Service Class:
         Net Assets......................................... $   788,036
         Shares of Beneficial Interest Outstanding..........      36,229
         Net Asset Value (offering and redemption price per
          share)............................................ $     21.75
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $   646,152
        Interest.............................................     145,324
                                                              -----------
         Total income........................................     791,476
                                                              -----------
      Expenses:
        Advisory fees........................................     103,772
        Management servicing fees............................      20,754
        Administration fees..................................       7,559
        Distribution and service fees--Service Class.........      60,325
        Transfer agent fees..................................      44,953
        Registration and filing fees.........................      33,370
        Custody fees.........................................      23,790
        Fund accounting fees.................................      14,530
        Other fees...........................................      26,381
                                                              -----------
         Total Expenses before waivers.......................     335,434
         Less Expenses waived by the Investment Advisor......      (5,602)
                                                              -----------
         Net Expenses........................................     329,832
                                                              -----------
      Net Investment Income..................................     461,644
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (1,819,102)
        Net change in unrealized appreciation on investments
         and swap contracts..................................     188,806
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,630,296)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,168,652)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the period
                                                                                For the      June 19, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income...................................................   $     461,644     $     427,217
  Net realized losses on investments and swap contracts...................      (1,819,102)       (2,211,369)
  Net change in unrealized appreciation on investments and swap contracts.         188,806           355,668
                                                                             -------------     -------------
  Change in net assets resulting from operations..........................      (1,168,652)       (1,428,484)
                                                                             -------------     -------------
Distributions to Shareholders From:
  Net investment income
   Investor Class.........................................................        (125,664)         (241,898)
   Service Class..........................................................        (386,560)         (171,581)
  Return of capital.......................................................
   Investor Class.........................................................         (35,855)          (51,894)
   Service Class..........................................................        (110,295)          (36,808)
                                                                             -------------     -------------
  Change in net assets resulting from distributions.......................        (658,374)         (502,181)
                                                                             -------------     -------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................     268,596,231       146,581,370
   Service Class..........................................................      91,471,051        42,070,760
  Dividends reinvested
   Investor Class.........................................................         138,669           290,144
   Service Class..........................................................         496,847           208,115
  Cost of shares redeemed
   Investor Class.........................................................    (272,678,751)     (135,154,705)
   Service Class..........................................................     (94,762,615)      (36,366,871)
                                                                             -------------     -------------
  Change in net assets resulting from capital transactions................      (6,738,568)       17,628,813
                                                                             -------------     -------------
  Change in net assets....................................................      (8,565,594)       15,698,148
Net Assets:
  Beginning of period.....................................................      15,698,148                --
                                                                             -------------     -------------
  End of period...........................................................   $   7,132,554     $  15,698,148
                                                                             =============     =============
Share Transactions:
  Issued
   Investor Class.........................................................      11,742,990         6,645,125
   Service Class..........................................................       3,975,795         1,976,809
  Reinvested
   Investor Class.........................................................           6,411            13,034
   Service Class..........................................................          23,141             9,383
  Redeemed
   Investor Class.........................................................     (11,905,001)       (6,213,110)
   Service Class..........................................................      (4,238,483)       (1,710,416)
                                                                             -------------     -------------
  Change in shares........................................................        (395,147)          720,825
                                                                             =============     =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Investor Class
                                                                            ----------------------------------
                                                                                                For the period
                                                                                 For the       June 19, 2000/(a)/
                                                                               year ended           through
                                                                            December 31, 2001  December 31, 2000
                                                                            -----------------  -----------------
Net Asset Value, Beginning of Period.......................................    $    21.81         $    20.00
                                                                               ----------         ----------
Investment Activities:
  Net investment income....................................................          1.04/(b)/          0.62/(b)/
  Net realized and unrealized gains on investments and swap contracts......          0.92/(c)/          2.10/(c)/
                                                                               ----------         ----------
  Total income from investment activities..................................          1.96               2.72
                                                                               ----------         ----------
Distributions to Shareholders From:
  Net investment income....................................................         (1.44)             (0.75)
  Return of capital........................................................         (0.41)             (0.16)
                                                                               ----------         ----------
  Total distributions......................................................         (1.85)             (0.91)
                                                                               ----------         ----------
Net Asset Value, End of Period.............................................    $    21.92         $    21.81
                                                                               ==========         ==========
Total Return...............................................................          9.11%             13.49%/(d)/
Ratios/Supplemental Data:
Net assets, end of year....................................................    $6,344,518         $9,704,297
Ratio of expenses to average net assets....................................          1.95%              1.58%/(e)/
Ratio of net investment income to average net assets.......................          4.52%              5.31%/(e)/
Ratio of expenses to average net assets*...................................          1.99%              2.10%/(e)/
Portfolio turnover/(f)/....................................................          2461%              1617%

------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          Service Class
                                                                             ----------------------------------
                                                                                                For the period
                                                                                  For the      June 19, 2000/(a)/
                                                                                year ended          through
                                                                             December 31, 2001 December 31, 2000
                                                                             ----------------- -----------------
Net Asset Value, Beginning of Period........................................     $  21.73         $    20.00
                                                                                 --------         ----------
Investment Activities:
  Net investment income.....................................................         0.42/(b)/          0.89/(b)/
  Net realized and unrealized gains on investments and swap contracts.......         1.25/(c)/          1.67/(c)/
                                                                                 --------         ----------
  Total income from investment activities...................................         1.67               2.56
                                                                                 --------         ----------
Distributions to Shareholders From:
  Net investment income.....................................................        (1.28)             (0.68)
  Return of capital.........................................................        (0.37)             (0.15)
                                                                                 --------         ----------
  Total distributions.......................................................        (1.65)             (0.83)
                                                                                 --------         ----------
Net Asset Value, End of Period..............................................     $  21.75         $    21.73
                                                                                 ========         ==========
Total Return................................................................         7.79%             12.73%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................................     $788,036         $5,993,851
Ratio of expenses to average net assets.....................................         2.95%              2.58%/(e)/
Ratio of net investment income to average net assets........................         1.81%              7.96%/(e)/
Ratio of expenses to average net assets*....................................         2.99%              3.10%/(e)/
Portfolio turnover/(f)/.....................................................         2461%              1617%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                       Semiconductor UltraSector ProFund

   For the year ended December 31, 2001, the Semiconductor UltraSector ProFund had a NAV total return of - 33.41%* for the Investor Class shares, compared to a return of - 13.73% for the unmanaged Dow Jones U.S. Semiconductor Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. The Dow Jones U.S. Semiconductor Index is an unmanaged index, which measures the performance of the semiconductor sector of the U.S. equity market.

   For the fiscal year, the Semiconductor UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Semiconductor Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Semiconductor Index or any of the companies included in the Dow Jones U.S. Semiconductor Index.

                                    [CHART]

        $1,945 - Semiconductor - Investor       $1,914 - Semiconductor - Service        $4,243 - Dow Jones U.S. Semiconductor
        ---------------------------------       --------------------------------        -------------------------------------
6/19/00            10,000                                      10,000                                  10,000
6/00                9,005                                       8,995                                   9,464
9/00                5,735                                       5,720                                   7,338
12/00               2,920                                       2,900                                   4,918
3/01                1,975                                       1,960                                   3,936
6/01                2,319                                       2,295                                   4,497
9/01                1,149                                       1,133                                   2,910
12/01               1,945                                       1,914                                   4,243

------------------------------------------------
        Average Annual Total Return
              as of 12/31/01
------------------------------------------------
                                   Since
                                  Inception
                  1 Year          (6/19/00)
------------------------------------------------
Investor          (33.41)%         (65.61)%
Service           (34.00)%         (65.96)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Semiconductor UltraSector ProFund is measured against the Dow Jones U.S. Semiconductor Index, an unmanaged index generally representative of the semiconductor sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Semiconductor UltraSector               Investments
              ProFund                           December 31, 2001

         Common Stocks (67.0%)
                                                     Shares    Value
                                                     ------ -----------
        Actel Corp.*................................    252 $     5,017
        Advanced Micro Devices, Inc.*...............  3,654      57,952
        Agere Systems, Inc.--Class A*...............  7,812      44,450
        Alliance Semiconductor Corp.*...............    252       3,044
        Alpha Industries, Inc.*.....................    504      10,987
        Altera Corp.*...............................  4,158      88,233
        Amkor Technology, Inc.*.....................    882      14,138
        ANADIGICS, Inc.*............................    378       5,765
        Analog Devices*.............................  3,906     173,387
        Applied Materials, Inc.*....................  8,694     348,629
        Applied Micro Circuits Corp.*...............  3,150      35,658
        Asyst Technologies, Inc.*...................    378       4,823
        Atmel Corp.*................................  4,662      34,359
        ATMI, Inc.*.................................    252       6,010
        AudioCodes, Ltd.*...........................    378       2,136
        Axcelis Technologies, Inc.*.................  1,008      12,993
        AXT, Inc.*..................................    252       3,636
        Benchmark Electronics, Inc.*................    252       4,778
        Broadcom Corp.--Class A*....................  2,016      82,394
        Brooks Automation, Inc......................    252      10,249
        Centillium Communications, Inc.*............    378       2,971
        Cirrus Logic, Inc.*.........................    756       9,994
        Cohu, Inc...................................    252       4,977
        Conexant Systems, Inc.*.....................  2,772      39,806
        Credence Systems Corp.*.....................    630      11,699
        Cree Research, Inc..........................    756      22,272
        Cypress Semiconductor Corp.*................  1,260      25,112
        DSP Group, Inc.*............................    252       5,862
        DuPont Photomasks, Inc.*....................    126       5,475
        Elantec Semiconductor, Inc.*................    252       9,677
        Electroglas, Inc.*..........................    252       3,722
        EMCORE Corp.*...............................    252       3,389
        ESS Technology, Inc.........................    252       5,358
        Exar Corp.*.................................    378       7,881
        Fairchild Semiconductor International, Inc.*  1,008      28,426
        FSI International, Inc.*....................    252       2,323
        Globespan Virata, Inc.*.....................  1,134      14,685
        hi/fn, Inc.*................................    126       1,823
        Integrated Device Technology, Inc.*.........  1,134      30,153
        Integrated Silicon Solution, Inc.*..........    252       3,084
        Intel Corp.................................. 53,450   1,681,003
        Interdigital Communications Corp.*..........    630       6,111
        International Rectifier Corp.*..............    630      21,974
        Intersil Corp.--Class A*....................    882      28,445
        KEMET Corp.*................................    882      15,655
        KLA-Tencor Corp.*...........................  2,016      99,913
        Kopin Corp.*................................    756      10,584
        Kulicke & Soffa Industries, Inc.*...........    504       8,644
        Lam Research Corp.*.........................  1,386      32,183
        Lattice Semiconductor Corp.*................  1,134      23,326
        Linear Technology Corp......................  3,402     132,814
        LSI Logic Corp.*............................  3,906      61,637
        LTX Corp.*..................................    504      10,554
        Marvell Technology Group Ltd.*..............    756      27,080
        Maxim Integrated Products, Inc.*............  3,528     185,255
        Micrel, Inc.*...............................    756      19,830
        Microchip Technology, Inc.*.................  1,386      53,694
        Micron Technology, Inc.*....................  5,796     179,676

        Common Stocks, continued
                                                    Shares      Value
                                                   ---------- ----------
       National Semiconductor Corp.*..............      1,890 $   58,193
       Novellus Systems, Inc.*....................      1,512     59,648
       NVIDIA Corp.*..............................      1,260     84,294
       Oak Technology, Inc.*......................        504      6,930
       Photronics, Inc.*..........................        252      7,900
       PLX Technology, Inc.*......................        252      3,178
       PMC-Sierra, Inc.*..........................      1,764     37,503
       Power Integrations, Inc.*..................        252      5,756
       PRI Automation, Inc.*......................        252      5,153
       QLogic Corp.*..............................      1,008     44,866
       Rambus, Inc.*..............................      1,008      8,054
       RF Micro Devices, Inc.*....................      1,512     29,076
       Semtech Corp.*.............................        756     26,982
       Silicon Image, Inc.*.......................        630      2,369
       Silicon Laboratories, Inc.*................        252      8,495
       Silicon Storage Technology, Inc.*..........        882      8,502
       Siliconix, Inc.*...........................        126      3,455
       Teradyne, Inc.*............................      1,890     56,965
       Texas Instruments, Inc.....................     18,648    522,144
       Transmeta Corp.*...........................      1,134      2,597
       TranSwitch Corp.*..........................      1,008      4,536
       TriQuint Semiconductor, Inc.*..............      1,260     15,448
       Ultratech Stepper, Inc.*...................        252      4,163
       Varian Semiconductor Equipment
        Associates, Inc.*.........................        378     13,075
       Vialta, Inc.--Class A*.....................          1          1
       Vitesse Semiconductor Corp.*...............      2,016     25,059
       Xilinx, Inc.*..............................      3,654    142,689
       Zoran Corp.*...............................        252      8,225
                                                              ----------
       TOTAL COMMON STOCKS........................             4,980,961
                                                              ----------
        U.S. Government Agencies (24.4%)
                                                   Principal
                                                    Amount
                                                   ----------
       Federal Home Loan Bank,
        1.43%, 01/02/02........................... $1,813,000  1,812,855
                                                              ----------
       TOTAL U.S. GOVERNMENT AGENCIES.............             1,812,855
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $5,624,717)/(a)/--91.4%.............             6,793,816
       Other assets in excess of liabilities--8.6%               636,132
                                                              ----------
       NET ASSETS--100.0%.........................            $7,429,948
                                                              ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $10,239,875 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $4,615,158. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,180,417
                    Unrealized depreciation....  (4,626,476)
                                                -----------
                    Net unrealized depreciation $(3,446,059)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $5,624,717)............ $ 6,793,816
         Cash...............................................          60
         Dividends and interest receivable..................          17
         Receivable for investment sold.....................     951,652
         Unrealized appreciation on swap contracts..........      82,797
         Prepaid expenses...................................       8,049
                                                             -----------
          Total Assets......................................   7,836,391
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................     373,700
         Advisory fees payable..............................       7,754
         Management servicing fees payable..................       1,268
         Administration fees payable........................         865
         Distribution and service fees payable--
          Service Class.....................................       3,333
         Other accrued expenses.............................      19,523
                                                             -----------
          Total Liabilities.................................     406,443
                                                             -----------
       Net Assets........................................... $ 7,429,948
                                                             ===========
       Net Assets consist of:
         Capital............................................ $14,972,738
         Accumulated net investment loss....................     (49,286)
         Accumulated net realized losses on investments and
          swap contracts....................................  (8,745,400)
         Net unrealized appreciation on investments and
          swap contracts....................................   1,251,896
                                                             -----------
       Net Assets........................................... $ 7,429,948
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 6,430,611
         Shares of Beneficial Interest Outstanding..........     165,354
         Net Asset Value (offering and redemption price per
          share)............................................ $     38.89
                                                             ===========
       Service Class:
         Net Assets......................................... $   999,337
         Shares of Beneficial Interest Outstanding..........      26,109
         Net Asset Value (offering and redemption price per
          share)............................................ $     38.28
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $    53,465
        Dividends............................................       7,071
                                                              -----------
         Total Income........................................      60,536
                                                              -----------
      Expenses:
        Advisory fees........................................      40,688
        Management servicing fees............................       8,138
        Administration fees..................................       2,979
        Distribution and service fees--Service Class.........       5,274
        Transfer agent fees..................................      18,354
        Registration and filing fees.........................      43,184
        Custody fees.........................................      23,164
        Fund accounting fees.................................       7,433
        Other fees...........................................      12,732
                                                              -----------
         Total Expenses before waivers/reimbursements........     161,946
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (50,913)
                                                              -----------
         Net Expenses........................................     111,033
                                                              -----------
      Net Investment Loss....................................     (50,497)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and
         swap contracts......................................  (4,361,928)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................   1,391,288
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (2,970,640)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(3,021,137)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
Change in Net Assets:
Operations:
  Net investment loss....................................................................   $    (50,497)     $       (344)
  Net realized losses on investments and swap contracts..................................     (4,361,928)       (4,647,141)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.      1,391,288          (139,392)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (3,021,137)       (4,786,877)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     92,731,877        45,068,690
   Service Class.........................................................................     10,397,998        17,855,979
  Cost of shares redeemed
   Investor Class........................................................................    (85,217,546)      (40,239,949)
   Service Class.........................................................................     (9,693,518)      (15,665,569)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      8,218,811         7,019,151
                                                                                            ------------      ------------
  Change in net assets...................................................................      5,197,674         2,232,274
Net Assets:
  Beginning of period....................................................................      2,232,274                --
                                                                                            ------------      ------------
  End of period..........................................................................   $  7,429,948      $  2,232,274
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      7,409,881         4,005,135
   Service Class.........................................................................        866,496         1,164,042
  Redeemed
   Investor Class........................................................................     (7,578,162)       (3,671,500)
   Service Class.........................................................................       (889,523)       (1,114,906)
                                                                                            ------------      ------------
  Change in shares.......................................................................       (191,308)          382,771
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                       Investor Class
                                                                           ---------------------------------
                                                                                                For the period
                                                                                For the        June 19, 2000/(a)/
                                                                              year ended            through
                                                                           December 31, 2001   December 31, 2000
                                                                           -----------------   -----------------
Net Asset Value, Beginning of Period/(b)/.................................    $    58.40          $   200.00
                                                                              ----------          ----------
Investment Activities:
  Net investment income/(loss)............................................         (0.36)/(c)/          0.20/(c)/
  Net realized and unrealized losses on investments and swap contracts....        (19.15)            (141.80)
                                                                              ----------          ----------
  Total loss from investment activities...................................        (19.51)            (141.60)
                                                                              ----------          ----------
Net Asset Value, End of Period............................................    $    38.89          $    58.40
                                                                              ==========          ==========
Total Return..............................................................        (33.41)%            (70.80)/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $6,430,611          $1,947,253
Ratio of expenses to average net assets...................................          1.95%               1.87%/(e)/
Ratio of net investment income/(loss) to average net assets...............         (0.82)%              0.31%/(e)/
Ratio of expenses to average net assets*..................................          2.89%               3.10%/(e)/
Portfolio turnover/(f)/...................................................          1439%               1456%

------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Service Class
                                                                            --------------------------------
                                                                                                For the period
                                                                                 For the       June 19, 2000/(a)/
                                                                               year ended           through
                                                                            December 31, 2001  December 31, 2000
                                                                            -----------------  -----------------
Net Asset Value, Beginning of Period/(b)/..................................     $  58.00           $ 200.00
                                                                                --------           --------
Investment Activities:
  Net investment loss......................................................        (0.87)/(c)/        (0.40)/(c)/
  Net realized and unrealized losses on investments and swap contracts.....       (18.85)           (141.60)
                                                                                --------           --------
  Total loss from investment activities....................................       (19.72)           (142.00)
                                                                                --------           --------
Net Asset Value, End of Period.............................................     $  38.28           $  58.00
                                                                                ========           ========
Total Return...............................................................       (34.00)%           (71.00)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year....................................................     $999,337           $285,021
Ratio of expenses to average net assets....................................         2.95%              2.94%/(e)/
Ratio of net investment loss to average net assets.........................        (2.01)%            (0.73)%/(e)/
Ratio of expenses to average net assets*...................................         3.89%              4.17%/(e)/
Portfolio turnover/(f)/....................................................         1439%              1456%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Notannualized.
/(e)/Annualized.
/(f)/Portfolioturnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                        Technology UltraSector ProFund

   For the year ended December 31, 2001, the Technology UltraSector ProFund had a NAV total return of - 51.45%* for the Investor Class shares, compared to a return of - 28.45% for the unmanaged Dow Jones U.S. Technology Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index is an unmanaged index, which measures the performance of the technology sector of the U.S. equity market.

   For the fiscal year, the Technology UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Technology Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Techonology Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Technology Index or any of the companies included in the Dow Jones U.S. Technology Index.

                                    [CHART]

        $1,860 - Technology - Investor    $1,847 - Technology - Service    $4,074 - Dow Jones U.S. Technology
        ------------------------------    -----------------------------    ----------------------------------
6/19/00                10,000                          10,000                            10,000
6/00                    9,515                           9,510                             9,763
9/00                    7,610                           7,610                             8,737
12/00                   3,830                           3,825                             5,695
3/01                    2,180                           2,175                             4,088
6/01                    2,543                           2,536                             4,676
9/01                    1,208                           1,203                             2,972
12/01                   1,860                           1,847                             4,074

------------------------------------------------
        Average Annual Total Return
              as of 12/31/01
------------------------------------------------
                                   Since
                                  Inception
                  1 Year          (6/19/00)
------------------------------------------------
Investor         (51.45)%          (66.60)%
Service          (51.73)%          (66.75)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Technology UltraSector ProFund is measured against the Dow Jones U.S. Technology Index, an unmanaged index generally representative of the technology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Technology UltraSector                  Investments
              ProFund                           December 31, 2001

            Common Stocks (75.2%)
                                                   Shares    Value
                                                   ------ -----------
           3Com Corp.*............................  3,078 $    19,638
           ADC Telecommunications, Inc.*..........  4,536      20,866
           Adobe Systems, Inc.....................    972      30,181
           Advanced Micro Devices, Inc.*..........  1,620      25,693
           Affiliated Computer Services, Inc.--
            Class A*..............................    162      17,193
           Altera Corp.*..........................  1,458      30,939
           Amdocs Ltd.*...........................    810      27,515
           Analog Devices*........................  1,296      57,529
           Apple Computer, Inc.*..................  1,620      35,478
           Applied Materials, Inc.*...............  2,916     116,932
           Applied Micro Circuits Corp.*..........  1,782      20,172
           Atmel Corp.*...........................  2,430      17,909
           Autodesk, Inc..........................    324      12,075
           Avaya, Inc.*...........................  1,620      19,683
           Axcelis Technologies, Inc.*............  1,134      14,617
           BEA Systems, Inc.*.....................  1,782      27,443
           BMC Software, Inc.*....................  1,296      21,216
           Broadcom Corp.--Class A*...............    810      33,105
           Brocade Communications Systems, Inc.*..    972      32,193
           Cadence Design Systems, Inc.*..........  1,134      24,857
           Check Point Software Technologies Ltd.*    810      32,311
           CIENA Corp.*...........................  1,458      20,864
           Cisco Systems, Inc.*................... 25,596     463,544
           Citrix Systems, Inc.*..................    810      18,355
           Compaq Computer Corp...................  6,804      66,407
           Computer Associates International, Inc.  1,782      61,461
           Computer Sciences Corp.*...............    648      31,739
           Compuware Corp.*.......................  1,944      22,920
           Comverse Technology, Inc.*.............    972      21,744
           Conexant Systems, Inc.*................  1,458      20,937
           Corning, Inc...........................  4,212      37,571
           Cree Research, Inc.*...................    486      14,318
           Cypress Semiconductor Corp.*...........    810      16,143
           Dell Computer Corp.*...................  8,262     224,561
           Electronic Data Systems Corp...........  1,458      99,946
           EMC Corp.*.............................  8,100     108,864
           Emulex Corp.*..........................    486      19,202
           Enterasys Networks, Inc.*..............  1,944      17,204
           General Motors Corp.--Class H*.........  2,916      45,052
           Hewlett-Packard Co.....................  5,994     123,117
           i2 Technologies, Inc.*.................  2,268      17,917
           IKON Office Solutions, Inc.............  1,458      17,044
           Integrated Device Technology, Inc.*....    486      12,923
           Intel Corp............................. 23,166     728,570
           International Business Machines Corp...  5,832     705,439
           Intersil Corp.--Class A*...............    486      15,674
           Intuit, Inc.*..........................    810      34,652
           JDS Uniphase Corp.*....................  5,022      43,591
           Juniper Networks, Inc.*................  1,296      24,559
           KLA-Tencor Corp.*......................    648      32,115
           KPMG Consulting, Inc.*.................    972      16,106
           Lam Research Corp.*....................    810      18,808

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            Lexmark International Group, Inc.*..    486 $    28,674
            Linear Technology Corp..............  1,134      44,271
            LSI Logic Corp.*....................  1,620      25,564
            Lucent Technologies, Inc............ 13,122      82,537
            Marvell Technology Group Ltd.*......    486      17,409
            Maxim Integrated Products, Inc.*....  1,134      59,546
            Mercury Interactive Corp.*..........    486      16,514
            Microchip Technology, Inc.*.........    648      25,104
            Micron Technology, Inc.*............  1,944      60,264
            Microsoft Corp.*.................... 16,038   1,062,517
            Motorola, Inc.......................  7,938     119,229
            National Semiconductor Corp.*.......    810      24,940
            NCR Corp.*..........................    486      17,914
            NetIQ Corp.*........................    486      17,136
            Network Appliance, Inc.*............  1,458      31,886
            Network Associates, Inc.*...........    810      20,939
            Novell, Inc.*.......................  3,240      14,872
            Novellus Systems, Inc.*.............    648      25,564
            NVIDIA Corp.*.......................    486      32,513
            Oracle Corp.*....................... 15,066     208,061
            PeopleSoft, Inc.*...................    972      39,074
            Peregrine Systems, Inc.*............  1,296      19,220
            Pitney Bowes, Inc...................    972      36,557
            PMC-Sierra, Inc.*...................    810      17,221
            Polycom, Inc.*......................    486      16,558
            QLogic Corp.*.......................    486      21,632
            Qualcomm, Inc.*.....................  2,754     139,077
            Quantum Corp.--DLT & Storage Systems
             Group*.............................  1,620      15,957
            Rational Software Corp.*............  1,134      22,113
            RF Micro Devices, Inc.*.............    810      15,576
            Riverstone Networks, Inc.*..........    810      13,446
            Scientific-Atlanta, Inc.............    810      19,391
            Seagate Technology, Inc.*/(a)/......    126           0
            Semtech Corp.*......................    486      17,345
            Siebel Systems, Inc.*...............  1,620      45,328
            Storage Technology Corp.*...........    810      16,743
            Sun Microsystems, Inc.*............. 11,826     145,460
            SunGard Data Systems, Inc.*.........  1,134      32,807
            Symantec Corp.*.....................    324      21,491
            Synopsys, Inc.*.....................    324      19,139
            Tellabs, Inc.*......................  1,620      24,235
            Teradyne, Inc.*.....................    810      24,413
            Texas Instruments, Inc..............  5,994     167,831
            Unisys Corp.*.......................  1,782      22,346
            VeriSign, Inc.*.....................    972      36,974
            Veritas Software Corp.*.............  1,458      65,362
            Xerox Corp..........................  3,240      33,761
            Xilinx, Inc.*.......................  1,296      50,609
            Yahoo!, Inc.*.......................  1,782      31,613
                                                        -----------
            TOTAL COMMON STOCKS.................          6,805,625
                                                        -----------

              See accompanying notes to the financial statements.

              PROFUNDS                      Schedule of Portfolio
              Technology UltraSector                  Investments
              ProFund                           December 31, 2001

              U.S. Government Agencies (25.1%)
                                             Principal
                                              Amount      Value
                                             ---------- ----------
             Federal Home Loan Bank,
              1.43%, 01/02/02............... $2,273,000 $2,272,818
                                                        ----------
             TOTAL U.S. GOVERNMENT AGENCIES.             2,272,818
                                                        ----------
             TOTAL INVESTMENTS
              (Cost $8,345,937)/(b)/--100.3%             9,078,443
             Liabilities in excess of other
              assets--(0.3)%................               (31,260)
                                                        ----------
             NET ASSETS--100.0%.............            $9,047,183
                                                        ==========

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Cost for federal income taxes is $9,505,654 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,159,717. Net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $   808,303
                    Unrealized depreciation....  (1,235,514)
                                                -----------
                    Net unrealized depreciation $  (427,211)
                                                ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund


        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $8,345,937)............ $ 9,078,443
         Cash...............................................         624
         Dividends and interest receivable..................       1,566
         Receivable for investments sold....................     336,001
         Unrealized appreciation on swap contracts..........      69,099
         Prepaid expenses...................................       3,997
                                                             -----------
          Total Assets......................................   9,489,730
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................     376,731
         Advisory fees payable..............................      41,237
         Management servicing fees payable..................       1,641
         Administration fees payable........................         974
         Distribution and service fees payable--
          Service Class.....................................       3,661
         Other accrued expenses.............................      18,303
                                                             -----------
          Total Liabilities.................................     442,547
                                                             -----------
       Net Assets........................................... $ 9,047,183
                                                             ===========
       Net Assets consist of:
         Capital............................................ $15,261,840
         Accumulated net investment loss....................     (50,233)
         Accumulated net realized losses on investments and
          swap contracts....................................  (6,966,029)
         Net unrealized appreciation on investments and
          swap contracts....................................     801,605
                                                             -----------
       Net Assets........................................... $ 9,047,183
                                                             ===========
       Investor Class:
         Net Assets......................................... $ 8,472,384
         Shares of Beneficial Interest Outstanding..........     227,797
         Net Asset Value (offering and redemption price per
          share)............................................ $     37.19
                                                             ===========
       Service Class:
         Net Assets......................................... $   574,799
         Shares of Beneficial Interest Outstanding..........      15,565
         Net Asset Value (offering and redemption price per
          share)............................................ $     36.93
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $    50,315
        Dividends............................................       6,672
                                                              -----------
         Total Income........................................      56,987
                                                              -----------
      Expenses:
        Advisory fees........................................      34,782
        Management servicing fees............................       6,956
        Administration fees..................................       2,517
        Distribution and service fees--Service Class.........       3,244
        Transfer agent fees..................................      14,644
        Registration and filing fees.........................      34,208
        Custody fees.........................................      19,922
        Fund accounting fees.................................       6,746
        Other fees...........................................      13,479
                                                              -----------
         Total Expenses before waivers/reimbursements........     136,498
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (43,077)
                                                              -----------
         Net Expenses........................................      93,421
                                                              -----------
      Net Investment Loss....................................     (36,434)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (5,954,145)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................     914,916
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (5,039,229)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(5,075,663)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (36,434)     $     (2,087)
  Net realized losses on investments and swap contracts..................................     (5,954,145)       (1,201,532)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        914,916          (113,311)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (5,075,663)       (1,316,930)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     64,213,090        15,143,098
   Service Class.........................................................................      4,616,481         6,218,264
  Cost of shares redeemed
   Investor Class........................................................................    (53,500,723)      (11,704,298)
   Service Class.........................................................................     (3,950,651)       (5,595,485)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................     11,378,197         4,061,579
                                                                                            ------------      ------------
  Change in net assets...................................................................      6,302,534         2,744,649
Net Assets:
  Beginning of period....................................................................      2,744,649                --
                                                                                            ------------      ------------
  End of period..........................................................................   $  9,047,183      $  2,744,649
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      4,246,977         1,186,842
   Service Class.........................................................................        297,691           528,932
  Redeemed
   Investor Class........................................................................     (4,347,756)         (858,266)
   Service Class.........................................................................       (311,952)         (499,106)
                                                                                            ------------      ------------
  Change in shares.......................................................................       (115,040)          358,402
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                        Investor Class
                                                                           ---------------------------------
                                                                                                For the period
                                                                                For the        June 19, 2000/(a)/
                                                                              year ended            through
                                                                           December 31, 2001   December 31, 2000
                                                                           -----------------   -----------------
Net Asset Value, Beginning of Period/(b)/.................................    $    76.60          $   200.00
                                                                              ----------          ----------
Investment Activities:
  Net investment income/(loss)............................................         (0.35)/(c)/         0.10 /(c)/
  Net realized and unrealized losses on investments and swap contracts....        (39.06)            (123.50)
                                                                              ----------          ----------
  Total loss from investment activities...................................        (39.41)            (123.40)
                                                                              ----------          ----------
Net Asset Value, End of Period............................................    $    37.19          $    76.60
                                                                              ==========          ==========
Total Return..............................................................        (51.45)%            (61.70)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................................................    $8,472,384          $2,516,592
Ratio of expenses to average net assets...................................          1.95%               1.62%/(e)/
Ratio of net investment income/(loss) to average net assets...............         (0.71)%              0.17%/(e)/
Ratio of expenses to average net assets*..................................          2.88%               4.63%/(e)/
Portfolio turnover/(f)/...................................................          1177%               1088%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                         Service Class
                                                                            --------------------------------
                                                                                                For the period
                                                                                 For the       June 19, 2000/(a)/
                                                                               year ended           through
                                                                            December 31, 2001  December 31, 2000
                                                                            -----------------  -----------------
Net Asset Value, Beginning of Period/(b)/..................................     $  76.50           $ 200.00
                                                                                --------           --------
Investment Activities:
  Net investment loss......................................................        (0.86)/(c)/        (0.70)/(c)/
  Net realized and unrealized losses on investments and swap contracts.....       (38.71)           (122.80)
                                                                                --------           --------
  Total loss from investment activities....................................       (39.57)           (123.50)
                                                                                --------           --------
Net Asset Value, End of Period.............................................     $  36.93           $  76.50
                                                                                ========           ========
Total Return...............................................................       (51.73)%           (61.75)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year....................................................     $574,799           $228,057
Ratio of expenses to average net assets....................................         2.95%              2.92%/(e)/
Ratio of net investment loss to average net assets.........................        (1.87)%            (1.09)%/(e)/
Ratio of expenses to average net assets*...................................         3.88%              5.93%/(e)/
Portfolio turnover/(f)/....................................................         1177%              1088%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                    Telecommunications UltraSector ProFund

   For the year ended December 31, 2001, the Telecommunications UltraSector ProFund had a NAV total return of - 26.37%* for the Investor Class shares, compared to a return of - 14.15% for the unmanaged Dow Jones U.S. Telecommunications Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. The Dow Jones U.S. Telecommunications Index is an unmanaged index, which measures the performance of the telecommunications sector of the U.S. equity market.

   For the fiscal year, the Telecommunications UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Telecommunications Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Telecommunications Index or any of the companies included in the Dow Jones U.S. Telecommunications Index.

                                    [CHART]

                 $3,759 - Telecommunications - Investor  $3,709 - Telecommunications - Service   $5,651 - Dow Jones U.S.
Telecommunications
                             --------------------------------------  -------------------------------------
------------------------------------------
6/19/00                  10,000                                      10,000                            10,000
6/00                      8,995                                       8,995                             9,354
9/00                      7,050                                       7,040                             8,147
12/00                     5,105                                       5,080                             6,582
3/01                      4,805                                       4,765                             6,439
6/01                      4,550                                       4,495                             6,311
9/01                      4,435                                       4,385                             6,283
12/01                     3,759                                       3,709                             5,651

------------------------------------------------
        Average Annual Total Return
              as of 12/31/01
------------------------------------------------
                                   Since
                                  Inception
                  1 Year          (6/19/00)
------------------------------------------------
Investor         (26.37)%          (47.15)%
Service          (26.99)%          (47.61)%
------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Telecommunications UltraSector ProFund is measured against the Dow Jones U.S. Telecommunications Index, an unmanaged index generally representative of the telecommunications sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Telecommunications                      Investments
              UltraSector ProFund               December 31, 2001

           Common Stocks (64.3%)
                                                   Shares    Value
                                                   ------ -----------
          Aether Systems, Inc.*...................    144 $     1,325
          AirGate PCS, Inc.*......................    144       6,559
          Allegiance Telecom, Inc.*...............    528       4,377
          Alltel Corp.............................  1,392      85,928
          AT&T Corp............................... 16,656     302,140
          AT&T Wireless Services, Inc.*........... 11,904     171,060
          BellSouth Corp..........................  8,832     336,941
          Broadwing, Inc.*........................    960       9,120
          CenturyTel, Inc.........................    624      20,467
          Citizens Communications Co.*............  1,296      13,815
          IDT Corp.--Class B*.....................    240       3,986
          IDT Corp.*..............................     96       1,873
          Leap Wireless International, Inc.*......    192       4,026
          Metromedia Fiber Network, Inc.*.........  2,640       1,162
          Nextel Communications, Inc.--Class A*...  3,216      35,247
          Nextel Partners, Inc.--Class A*.........    672       8,064
          Qwest Communications International, Inc.  6,384      90,206
          RCN Corp.*..............................    192         563
          Rural Cellular Corp.--Class A*..........     48       1,068
          SBC Communications, Inc.................  5,888     230,633
          Sprint Corp. (FON Group)................  3,744      75,180
          Sprint Corp. (PCS Group)*...............  2,832      69,129
          TeleCorp PCS, Inc.--Class A*............    672       8,380
          Telephone & Data Systems, Inc...........    240      21,540
          Time Warner Telecom, Inc.--Class A*.....    240       4,246
          Triton PCS Holdings, Inc.--Class A*.....    144       4,226
          US Cellular Corp.*......................     48       2,172
          Verizon Communications, Inc............. 12,720     603,692
          Western Wireless Corp.--Class A*........    336       9,492
          Wireless Facilities, Inc.*..............     96         646
          WorldCom, Inc.--MCI Group...............    576       7,315
          WorldCom, Inc.--WorldCom Group*......... 13,824     194,642
                                                          -----------
          TOTAL COMMON STOCKS.....................          2,329,220
                                                          -----------

        U.S. Government Agencies (9.9%)
                                                    Principal
                                                     Amount     Value
                                                    --------- ----------
       Federal Home Loan Bank,
        1.43%, 01/02/02............................ $359,000  $  358,971
                                                              ----------
       TOTAL U.S. GOVERNMENT AGENCIES..............              358,971
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $2,653,844)/(a)/--74.2%..............            2,688,191
       Other assets in excess of liabilities--25.8%              933,574
                                                              ----------
       NET ASSETS--100.0%..........................           $3,621,765
                                                              ==========

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $3,140,397 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $486,553. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  42,743
                     Unrealized depreciation....  (494,949)
                                                 ---------
                     Net unrealized depreciation $(452,206)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $2,653,844)............. $ 2,688,191
        Cash................................................         410
        Dividends and interest receivable...................         539
        Receivable for investments sold.....................     391,494
        Receivable for capital shares issued................   2,196,942
        Prepaid expenses....................................       4,945
                                                             -----------
         Total Assets.......................................   5,282,521
                                                             -----------
      Liabilities:
        Payable for investments purchased...................   1,644,399
        Payable for capital shares redeemed.................         358
        Unrealized depreciation on swap contracts...........       1,350
        Advisory fees payable...............................       5,880
        Management servicing fees payable...................         158
        Administration fees payable.........................         183
        Distribution and service fees payable--
         Service Class......................................         418
        Other accrued expenses..............................       8,010
                                                             -----------
         Total Liabilities..................................   1,660,756
                                                             -----------
      Net Assets............................................ $ 3,621,765
                                                             ===========
      Net Assets consist of:
        Capital............................................. $ 7,443,366
        Accumulated net investment loss.....................      (4,880)
        Accumulated net realized losses on investments and
         swap contracts.....................................  (3,849,718)
        Net unrealized appreciation on investments and swap
         contracts..........................................      32,997
                                                             -----------
      Net Assets............................................ $ 3,621,765
                                                             ===========
      Investor Class:
        Net Assets.......................................... $ 3,456,962
        Shares of Beneficial Interest Outstanding...........      91,969
        Net Asset Value (offering and redemption price per
         share)............................................. $     37.59
                                                             ===========
      Service Class:
        Net Assets.......................................... $   164,803
        Shares of Beneficial Interest Outstanding...........       4,443
        Net Asset Value (offering and redemption price per
         share)............................................. $     37.09
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $    31,640
        Interest.............................................      29,318
                                                              -----------
         Total Income........................................      60,958
                                                              -----------
      Expenses:
        Advisory fees........................................      19,509
        Management servicing fees............................       3,902
        Administration fees..................................       1,442
        Distribution and service fees--Service Class.........       1,779
        Transfer agent fees..................................      10,818
        Registration and filing fees.........................      41,259
        Custody fees.........................................       9,188
        Fund accounting fees.................................       3,561
        Other fees...........................................       6,524
                                                              -----------
         Total Expenses before waivers/reimbursements........      97,982
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (45,596)
                                                              -----------
         Net Expenses........................................      52,386
                                                              -----------
      Net Investment Income..................................       8,572
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (2,803,217)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................      54,843
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (2,748,374)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,739,802)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income..................................................................   $      8,572      $      7,415
  Net realized losses on investments and swap contracts..................................     (2,803,217)       (1,143,810)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.         54,843           (21,846)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (2,739,802)       (1,158,241)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     63,795,130        21,757,039
   Service Class.........................................................................      4,227,223         9,583,048
  Cost of shares redeemed
   Investor Class........................................................................    (58,104,390)      (20,596,769)
   Service Class.........................................................................     (4,095,177)       (9,046,296)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      5,822,786         1,697,022
                                                                                            ------------      ------------
  Change in net assets...................................................................      3,082,984           538,781
Net Assets:
  Beginning of period....................................................................        538,781                --
                                                                                            ------------      ------------
  End of period..........................................................................   $  3,621,765      $    538,781
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      5,626,669         1,592,961
   Service Class.........................................................................        394,548           680,235
  Redeemed
   Investor Class........................................................................     (5,572,361)       (1,555,300)
   Service Class.........................................................................       (405,283)         (665,057)
                                                                                            ------------      ------------
  Change in shares.......................................................................         43,573            52,839
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          Investor Class
                                                                             ---------------------------------
                                                                                                For the period
                                                                                  For the      June 19, 2000/(a)/
                                                                                year ended          through
                                                                             December 31, 2001 December 31, 2000
                                                                             ----------------- -----------------
Net Asset Value, Beginning of Period/(b)/...................................    $    51.05         $ 100.00
                                                                                ----------         --------
Investment Activities:
  Net investment income.....................................................        0.02/ (c)/       0.40/ (c)/
  Net realized and unrealized losses on investments and swap contracts......        (13.48)          (49.35)
                                                                                ----------         --------
  Total loss from investment activities.....................................        (13.46)          (48.95)
                                                                                ----------         --------
Net Asset Value, End of Period..............................................    $    37.59         $  51.05
                                                                                ==========         ========
Total Return................................................................        (26.37)%         (48.95)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................................    $3,456,962         $384,570
Ratio of expenses to average net assets.....................................          1.95%            1.92%/(e)/
Ratio of net investment income to average net assets........................          0.05%            1.15%/(e)/
Ratio of expenses to average net assets*....................................          3.71%            4.70%/(e)/
Portfolio turnover/(f)/.....................................................          2713%            1515%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                          Service Class
                                                                             ---------------------------------
                                                                                                For the period
                                                                                  For the      June 19, 2000/(a)/
                                                                                year ended          through
                                                                             December 31, 2001 December 31, 2000
                                                                             ----------------- -----------------
Net Asset Value, Beginning of Period/(b)/...................................     $  50.80          $ 100.00
                                                                                 --------          --------
Investment Activities:
  Net investment income.....................................................        2.06 /(c)/       0.45/ (c)/
  Net realized and unrealized losses on investments and swap contracts......       (15.77)           (49.65)
                                                                                 --------          --------
  Total loss from investment activities.....................................       (13.71)           (49.20)
                                                                                 --------          --------
Net Asset Value, End of Period..............................................     $  37.09          $  50.80
                                                                                 ========          ========
Total Return................................................................       (26.99)%          (49.20)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year.....................................................     $164,803          $154,211
Ratio of expenses to average net assets.....................................         2.95%             2.60%/(e)/
Ratio of net investment income to average net assets........................         4.13%             1.21%/(e)/
Ratio of expenses to average net assets*....................................         4.71%             5.38%/(e)/
Portfolio turnover/(f)/.....................................................         2713%             1515%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:5 reverse stock split that occurred on October 12, 2001. /(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                         Utilities UltraSector ProFund

   For the year ended December 31, 2001, the Utilities UltraSector ProFund had a NAV total return of - 42.65%* for the Investor Class shares, compared to a return of - 28.55% for the unmanaged Dow Jones U.S. Utilities Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index is an unmanaged index, which measures the performance of the utilities sector of the U.S. equity market.

   For the fiscal year, the Utilities UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Utilities Index (1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Utilities Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Utilities Index or any of the companies included in the Dow Jones U.S. Utilities Index.

                                    [CHART]

Value of a $10,000 Investment

                                                                  Dow Jones
              Utilities - Investor     Utilities - Service     U.S. Utilities
              --------------------     -------------------     --------------

7/26/00             $10,000                  $10,000              $10,000
9/00                 13,720                   13,720               12,405
12/00                14,050                   14,010               12,744
3/01                 12,100                   12,035               11,694
6/01                 11,310                   11,220               11,257
9/01                  8,610                    8,515                9,424
12/01                 8,058                    7,975                9,106

---------------------------------------
          Average Annual Total Return
                as of 12/31/01
---------------------------------------
                                Since
                              Inception
                 1 Year       (7/26/00)
----------------------------------------
Investor        (42.65)%      (13.99)%
----------------------------------------
Service         (43.08)%      (14.61)%
----------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Utilities UltraSector ProFund is measured against the Dow Jones U.S. Utilities Index, an unmanaged index generally representative of the utilities sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS                      Schedule of Portfolio
              Utilities UltraSector                   Investments
              ProFund                           December 31, 2001

              Common Stocks (69.4%)
                                                Shares    Value
                                                ------ -----------
             AES Corp.*........................ 5,220  $    85,347
             AGL Resources, Inc................   585       13,467
             Allegheny Energy, Inc............. 1,440       52,157
             ALLETE, Inc.......................   855       21,546
             Alliant Energy Corp...............   900       27,324
             Ameren Corp....................... 1,575       66,623
             American Electric Power, Inc...... 3,645      158,667
             American Water Works Co., Inc.....   855       35,696
             Avista Corp.......................   540        7,160
             Black Hills Corp..................   315       10,660
             Calpine Corp.*.................... 3,465       58,177
             Cinergy Corp...................... 1,800       60,174
             CLECO Corp........................   495       10,875
             CMS Energy Corp................... 1,530       36,766
             Conectiv, Inc.....................   945       23,143
             Consolidated Edison, Inc.......... 2,430       98,075
             Constellation Energy Group, Inc... 1,845       48,985
             Covanta Energy Corp.*.............   585        2,644
             Dominion Resources, Inc........... 2,970      178,497
             DPL, Inc.......................... 1,440       34,675
             DQE, Inc..........................   630       11,926
             DTE Energy Co..................... 1,845       77,379
             Duke Energy Corp.................. 8,820      346,273
             Dynegy, Inc.--Class A............. 1,980       50,491
             Edison International*............. 3,690       55,719
             El Paso Electric Co.*.............   585        8,483
             Energy East Corp.................. 1,305       24,782
             Entergy Corp...................... 2,520       98,557
             Equitable Resources, Inc..........   720       24,530
             Exelon Corp....................... 3,645      174,523
             FirstEnergy Corp.................. 3,375      118,058
             FPL Group, Inc.................... 1,980      111,672
             Great Plains Energy, Inc..........   720       18,144
             Hawaiian Electric Industries, Inc.   405       16,313
             IDACORP, Inc......................   405       16,443
             KeySpan Corp...................... 1,575       54,573
             MDU Resources Group, Inc..........   765       21,535
             Mirant Corp.*..................... 4,545       72,811
             Montana Power Co.*................ 1,170        6,728
             National Fuel Gas Co..............   900       22,230
             Niagara Mohawk Holdings, Inc.*.... 1,845       32,712
             NICOR, Inc........................   495       20,611
             NiSource, Inc..................... 2,340       53,960
             Northeast Utilities System........ 1,530       26,974
             Northwest Natural Gas Co..........   270        6,885
             NRG Energy, Inc.*.................   585        9,068
             NSTAR.............................   585       26,237
             NUI Corp..........................   135        3,200
             OGE Energy Corp...................   900       20,772
             ONEOK, Inc........................   540        9,634
             Orion Power Holdings, Inc.*.......   765       19,966
             Peoples Energy Corp...............   405       15,362
             PG&E Corp......................... 4,410       84,848
             Philadelphia Suburban Corp........   630       14,207
             Piedmont Natural Gas Company, Inc.   360       12,888
             Pinnacle West Capital Corp........   945       39,548
             PNM Resources, Inc................   450       12,578
             Potomac Electric Power Co......... 1,260       28,438
             PPL Corp.......................... 1,665       58,025

        Common Stocks, continued
                                                     Shares     Value
                                                    --------- ----------
       Progress Energy, Inc........................    2,475  $  111,449
       Public Service Enterprise Group, Inc........    2,385     100,623
       Puget Energy, Inc...........................      990      21,671
       Questar Corp................................      945      23,672
       Reliant Energy, Inc.........................    2,970      78,764
       Reliant Resources, Inc.*....................      675      11,144
       RGS Energy Group, Inc.......................      405      15,228
       SCANA Corp..................................    1,170      32,561
       Sempra Energy...............................    2,340      57,446
       Sierra Pacific Resources....................    1,170      17,609
       Southern Co.................................    7,785     197,350
       Southern Union Co.*.........................      495       9,336
       TECO Energy, Inc............................    1,575      41,328
       TXU Corp....................................    3,015     142,157
       Unisource Energy Corp.......................      360       6,548
       UtiliCorp United, Inc.......................    1,305      32,847
       Vectren Corp................................      765      18,345
       Western Resources, Inc......................      630      10,836
       WGL Holdings, Inc...........................      540      15,698
       Wisconsin Energy Corp.......................    1,305      29,441
       Xcel Energy, Inc............................    3,915     108,602
                                                              ----------
       TOTAL COMMON STOCKS.........................            3,940,396
                                                              ----------
        U.S. Government Agencies (5.7%)
                                                    Principal
                                                     Amount
                                                    ---------
       Federal Home Loan Bank,
        1.43%, 01/02/02............................ $325,000     324,974
                                                              ----------
       TOTAL U.S. GOVERNMENT AGENCIES..............              324,974
                                                              ----------
       TOTAL INVESTMENTS
        (Cost $4,182,128)/(a)/--75.1%..............            4,265,370
       Other assets in excess of liabilities--24.9%            1,414,424
                                                              ----------
       NET ASSETS--100.0%..........................           $5,679,794
                                                              ==========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $4,431,781 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $249,653. Net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $  84,685
                     Unrealized depreciation....  (251,096)
                                                 ---------
                     Net unrealized depreciation $(166,411)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

       Statement of Assets and Liabilities
                                                        December 31, 2001
      Assets:
        Investments, at value (cost $4,182,128).............. $ 4,265,370
        Cash.................................................          66
        Dividends and interest receivable....................       2,648
        Receivable for capital shares issued.................   4,275,476
        Unrealized appreciation on swap contracts............      31,321
        Prepaid expenses.....................................       5,074
                                                              -----------
         Total Assets........................................   8,579,955
                                                              -----------
      Liabilities:
        Payable for investments purchased....................   2,890,691
        Advisory fees payable................................       2,109
        Management servicing fees payable....................         181
        Administration fees payable..........................         109
        Distribution and service fees payable--Service Class.         877
        Other accrued expenses...............................       6,194
                                                              -----------
         Total Liabilities...................................   2,900,161
                                                              -----------
      Net Assets............................................. $ 5,679,794
                                                              ===========
      Net Assets consist of:
        Capital.............................................. $ 7,475,771
        Accumulated net investment loss......................      (4,529)
        Accumulated net realized losses on investments and
         swap contracts......................................  (1,906,011)
        Net unrealized appreciation on investments and swap
         contracts...........................................     114,563
                                                              -----------
      Net Assets............................................. $ 5,679,794
                                                              ===========
      Investor Class:
        Net Assets........................................... $ 5,016,139
        Shares of Beneficial Interest Outstanding............     312,153
        Net Asset Value (offering and redemption price per
         share).............................................. $     16.07
                                                              ===========
      Service Class:
        Net Assets........................................... $   663,655
        Shares of Beneficial Interest Outstanding............      41,605
        Net Asset Value (offering and redemption price per
         share).............................................. $     15.95
                                                              ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Dividends............................................ $    44,869
        Interest.............................................      18,491
                                                              -----------
         Total Income........................................      63,360
                                                              -----------
      Expenses:
        Advisory fees........................................      12,717
        Management servicing fees............................       2,543
        Administration fees..................................         911
        Distribution and service fees--Service Class.........       2,860
        Transfer agent fees..................................       5,856
        Registration and filing fees.........................      51,162
        Custody fees.........................................      10,887
        Fund accounting fees.................................       3,726
        Other fees...........................................       5,534
                                                              -----------
         Total Expenses before waivers/reimbursements........      96,196
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (60,388)
                                                              -----------
         Net Expenses........................................      35,808
                                                              -----------
      Net Investment Income..................................      27,552
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and swap
         contracts...........................................  (1,492,140)
        Net change in unrealized appreciation on investments
         and swap contracts..................................     (54,148)
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (1,546,288)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(1,518,736)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Statements of Changes in Net Assets
                                                                                              For the period
                                                                                For the      July 26, 2000/(a)/
                                                                              year ended          through
                                                                           December 31, 2001 December 31, 2000
                                                                           ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income...................................................   $     27,552      $     32,418
  Net realized losses on investments and swap contracts...................     (1,492,140)         (144,888)
  Net change in unrealized appreciation on investments and swap contracts.        (54,148)          168,711
                                                                             ------------      ------------
  Change in net assets resulting from operations..........................     (1,518,736)           56,241
                                                                             ------------      ------------
Distributions to Shareholders From:
  Net investment income
   Investor Class.........................................................        (10,814)               --
                                                                             ------------      ------------
  Change in net assets resulting from distributions.......................        (10,814)               --
                                                                             ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class.........................................................     65,739,296        29,667,166
   Service Class..........................................................      3,687,557        30,467,907
  Dividends reinvested
   Investor Class.........................................................         10,525                --
  Cost of shares redeemed
   Investor Class.........................................................    (60,761,365)      (28,763,501)
   Service Class..........................................................     (4,415,733)      (28,478,749)
                                                                             ------------      ------------
  Change in net assets resulting from capital transactions................      4,260,280         2,892,823
                                                                             ------------      ------------
  Change in net assets....................................................      2,730,730         2,949,064
Net Assets:
  Beginning of period.....................................................      2,949,064                --
                                                                             ------------      ------------
  End of period...........................................................   $  5,679,794      $  2,949,064
                                                                             ============      ============
Share Transactions:
  Issued
   Investor Class.........................................................      3,188,270         1,184,260
   Service Class..........................................................        186,697         1,160,441
  Reinvested
   Investor Class.........................................................            653                --
  Redeemed
   Investor Class.........................................................     (2,913,662)       (1,147,368)
   Service Class..........................................................       (213,341)       (1,092,192)
                                                                             ------------      ------------
  Change in shares........................................................        248,617           105,141
                                                                             ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                            Investor Class
                                                                                --------------------------------
                                                                                                    For the period
                                                                                     For the       July 26, 2000/(a)/
                                                                                   year ended           through
                                                                                December 31, 2001  December 31, 2000
                                                                                -----------------  -----------------
Net Asset Value, Beginning of Period...........................................    $    28.10         $    20.00
                                                                                   ----------         ----------
Investment Activities:
  Net investment income........................................................         0.41 /(b)/         0.23 /(b)/
  Net realized and unrealized gains/(losses) on investments and swap contracts.        (12.39)             7.87 /(c)/
                                                                                   ----------         ----------
  Total income/(loss) from investment activities...............................        (11.98)              8.10
                                                                                   ----------         ----------
Distributions to Shareholders From:
  Net investment income........................................................         (0.05)                --
                                                                                   ----------         ----------
  Total distributions..........................................................         (0.05)                --
                                                                                   ----------         ----------
Net Asset Value, End of Period.................................................    $    16.07         $    28.10
                                                                                   ==========         ==========
Total Return...................................................................        (42.65)%            40.50%/(d)/
Ratios/Supplemental Data:
Net assets, end of year........................................................    $5,016,139         $1,036,659
Ratio of expenses to average net assets........................................          1.95%              1.60%/(e)/
Ratio of net investment income to average net assets...........................          1.87%              2.09%/(e)/
Ratio of expenses to average net assets*.......................................          5.52%              2.41%/(e)/
Portfolio turnover/(f)/........................................................          3101%              1811%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                              Service Class
                                                  -------------------------------
                                                                     For the period
                                                       For the      July 26, 2000/(a)/
                                                     year ended          through
                                                  December 31, 2001 December 31, 2000
                                                  ----------------- -----------------
Net Asset Value, Beginning of Period.............     $  28.02         $    20.00
                                                      --------         ----------
Investment Activities:
 Net investment income...........................        0.10 /(b)/         0.28 /(b)/
 Net realized and unrealized gains/(losses) on
   investments and swap contracts................       (12.17)             7.74 /(c)/
                                                      --------         ----------
 Total income/(loss) from investment activities..       (12.07)              8.02
                                                      --------         ----------
Net Asset Value, End of Period...................     $  15.95         $    28.02
                                                      ========         ==========
Total Return.....................................       (43.08)%            40.10%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..........................     $663,655         $1,912,405
Ratio of expenses to average net assets..........         2.95%              2.92%/(e)/
Ratio of net investment income to average net
 assets..........................................         0.44%              2.52%/(e)/
Ratio of expenses to average net assets*.........         6.52%              3.74%/(e)/
Portfolio turnover/(f)/..........................         3101%              1811%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                  Wireless Communications UltraSector ProFund

   For the year ended December 31, 2001, the Wireless Communications UltraSector ProFund had a NAV total return of - 41.65%* for the Investor Class shares, compared to a return of - 21.96% for the unmanaged Dow Jones U.S. Wireless Communications Index. This ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index. The Dow Jones U.S. Wireless Communications Index is an unmanaged index, which measures the performance of the wireless communications sector of the U.S. equity market.

   For the fiscal year, the Wireless Communications UltraSector ProFund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index
(1.00 equals perfect correlation).

   The performance of the Dow Jones U.S. Wireless Communications Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Dow Jones U.S. Wireless Communications Index or any of the companies included in the Dow Jones U.S. Wireless Communications Index.

                                    [CHART]


Value of a $10,000 Investment

           Wireless Communications - Investor       Wireless Communications - Service       Dow Jones U.S. Wireless Communications
           ----------------------------------       ---------------------------------       --------------------------------------
6/19/00                 $10,000                                  $10,000                                  $10,000
6/00                      8,465                                    8,460                                    8,988
9/00                      5,765                                    5,745                                    6,807
12/00                     2,855                                    2,840                                    4,429
3/01                      2,155                                    2,125                                    3,827
6/01                      2,417                                    2,374                                    4,204
9/01                      1,738                                    1,702                                    3,495
12/01                     1,666                                    1,635                                    3,456

-------------------------------------------------
             Average Annual Total Return
                    as of 12/31/01
-------------------------------------------------
                                     Since
                                   Inception
                   1 Year          (6/19/00)
-------------------------------------------------
Investor          (41.65)%         (68.90)%
-------------------------------------------------
Service           (42.45)%         (69.29)%
-------------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

   The performance of the Wireless Communications UltraSector ProFund is measured against the Dow Jones U.S. Wireless Communications Index, an unmanaged index generally representative of the wireless communications sector of the U.S. equity market as a whole. The index does not reflect the reinvestment or dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

     PROFUNDS                                        Schedule of Portfolio
     Wireless Communications UltraSector ProFund               Investments
                                                         December 31, 2001

    Common Stocks (58.7%)
                                                          Shares    Value
                                                          ------ -----------
   Aether Systems, Inc.*.................................    660 $     6,072
   AirGate PCS, Inc.*....................................    528      24,050
   AT&T Wireless Services, Inc.*......................... 27,104     389,484
   Leap Wireless International, Inc.*....................    704      14,763
   Nextel Communications, Inc.--Class A*................. 13,332     146,119
   Nextel Partners, Inc.--Class A*.......................  2,772      33,264
   Rural Cellular Corp.--Class A*........................    220       4,895
   Sprint Corp. (PCS Group)*............................. 11,572     282,473
   TeleCorp PCS, Inc.--Class A*..........................  2,860      35,664
   Telephone & Data Systems, Inc.........................  1,012      90,827
   Triton PCS Holdings, Inc.--Class A*...................    572      16,788
   US Cellular Corp.*....................................    308      13,937
   Western Wireless Corp.--Class A*......................  1,320      37,290
   Wireless Facilities, Inc.*............................    440       2,961
                                                                 -----------
   TOTAL COMMON STOCKS...................................          1,098,587
                                                                 -----------

   U.S. Government Agencies (14.2%)
                                                          Principal
                                                           Amount     Value
                                                          --------- ----------
  Federal Home Loan Bank, 1.43%, 01/02/02................ $266,000  $  265,979
                                                                    ----------
  TOTAL U.S. GOVERNMENT AGENCIES.........................              265,979
                                                                    ----------
  TOTAL INVESTMENTS (Cost $1,274,364)/(a)/--72.9%........            1,364,566
  Other assets in excess of liabilities--27.1%...........              506,258
                                                                    ----------
  NET ASSETS--100.0%.....................................           $1,870,824
                                                                    ==========

------
*Non-income producing security.
/(a)/Costfor federal income taxes is $2,092,846 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $818,482. Net unrealized depreciation of securities as follows:

                 Unrealized appreciation........... $  91,123
                 Unrealized depreciation...........  (819,403)
                                                    ---------
                 Net unrealized depreciation....... $(728,280)
                                                    =========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $1,274,364)............. $ 1,364,566
        Cash................................................         275
        Receivable for investments sold.....................     315,695
        Receivable for capital shares issued................     764,094
        Receivable from Investment Advisor..................       8,464
        Prepaid expenses....................................       5,992
                                                             -----------
         Total Assets.......................................   2,459,086
                                                             -----------
      Liabilities:
        Payable for investments purchased...................     579,011
        Unrealized depreciation on swap contracts...........       1,563
        Administration fees payable.........................         149
        Distribution and service fees payable--
         Service Class......................................       1,600
        Other accrued expenses..............................       5,939
                                                             -----------
         Total Liabilities..................................     588,262
                                                             -----------
      Net Assets............................................ $ 1,870,824
                                                             ===========
      Net Assets consist of:
        Capital............................................. $ 9,010,699
        Accumulated net investment loss.....................     (11,223)
        Accumulated net realized losses on investments and
         swap contracts.....................................  (7,217,291)
        Net unrealized appreciation on investments and swap
         contracts..........................................      88,639
                                                             -----------
      Net Assets............................................ $ 1,870,824
                                                             ===========
      Investor Class:
        Net Assets.......................................... $ 1,769,540
        Shares of Beneficial Interest Outstanding...........      53,111
        Net Asset Value (offering and redemption price per
         share)............................................. $     33.32
                                                             ===========
      Service Class:
        Net Assets.......................................... $   101,284
        Shares of Beneficial Interest Outstanding...........       3,099
        Net Asset Value (offering and redemption price per
         share)............................................. $     32.69
                                                             ===========

       Statement of Operations
                                     For the year ended December 31, 2001
      Investment Income:
        Interest............................................. $    38,644
        Dividends............................................         385
                                                              -----------
         Total Income........................................      39,029
                                                              -----------
      Expenses:
        Advisory fees........................................      21,820
        Management servicing fees............................       4,364
        Administration fees..................................       1,615
        Distribution and service fees--Service Class.........       2,340
        Transfer agent fees..................................      11,323
        Registration and filing fees.........................      38,175
        Custody fees.........................................       7,883
        Fund accounting fees.................................       3,106
        Other fees...........................................       8,330
                                                              -----------
         Total Expenses before waivers/reimbursements........      98,956
         Less Expenses waived/reimbursed by the
          Investment Advisor.................................     (40,161)
                                                              -----------
         Net Expenses........................................      58,795
                                                              -----------
      Net Investment Loss....................................     (19,766)
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and swap
         contracts...........................................  (5,253,792)
        Net change in unrealized appreciation/(depreciation)
         on investments and swap contracts...................     402,554
                                                              -----------
         Net realized and unrealized losses on investments
          and swap contracts.................................  (4,851,238)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,871,004)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund


 Statements of Changes in Net Assets
                                                                                                             For the period
                                                                                               For the      June 19, 2000/(a)/
                                                                                             year ended          through
                                                                                          December 31, 2001 December 31, 2000
                                                                                          ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss....................................................................   $    (19,766)     $     (1,447)
  Net realized losses on investments and swap contracts..................................     (5,253,792)       (2,132,090)
  Net change in unrealized appreciation/(depreciation) on investments and swap contracts.        402,554          (313,915)
                                                                                            ------------      ------------
  Change in net assets resulting from operations.........................................     (4,871,004)       (2,447,452)
                                                                                            ------------      ------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class........................................................................     81,199,265        16,710,930
   Service Class.........................................................................      4,595,071        10,833,216
  Cost of shares redeemed
   Investor Class........................................................................    (75,533,857)      (14,814,458)
   Service Class.........................................................................     (4,189,135)       (9,611,752)
                                                                                            ------------      ------------
  Change in net assets resulting from capital transactions...............................      6,071,344         3,117,936
                                                                                            ------------      ------------
  Change in net assets...................................................................      1,200,340           670,484
Net Assets:
  Beginning of period....................................................................        670,484                --
                                                                                            ------------      ------------
  End of period..........................................................................   $  1,870,824      $    670,484
                                                                                            ============      ============
Share Transactions:
  Issued
   Investor Class........................................................................      6,535,820         1,296,150
   Service Class.........................................................................        398,790           747,962
  Redeemed
   Investor Class........................................................................     (6,569,549)       (1,209,310)
   Service Class.........................................................................       (426,411)         (717,242)
                                                                                            ------------      ------------
  Change in shares.......................................................................        (61,350)          117,560
                                                                                            ============      ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund


 Financial Highlights
Selected data for a share of beneficial
interest outstanding throughout the
periods indicated.
                                                       Investor Class
                                           --------------------------------
                                                                For the period
                                                For the        June 19, 2000/(a)/
                                              year ended            through
                                           December 31, 2001   December 31, 2000
                                           -----------------   -----------------
Net Asset Value, Beginning of
 Period/(b)/..............................    $    57.10           $ 200.00
                                              ----------           --------
Investment Activities:
 Net investment income/(loss).............         (0.32)/(c)/         0.20/(c)/
 Net realized and unrealized losses on
   investments and swap contracts.........        (23.46)           (143.10)
                                              ----------           --------
 Total loss from investment activities....        (23.78)           (142.90)
                                              ----------           --------
Net Asset Value, End of Period............    $    33.32           $  57.10
                                              ==========           ========
Total Return..............................        (41.65)%           (71.45)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year...................    $1,769,540           $496,021
Ratio of expenses to average net assets...          1.95%              1.79%/(e)/
Ratio of net investment income/(loss)
 to average net assets....................         (0.62)%             0.39%/(e)/
Ratio of expenses to average net assets*..          3.34%              3.45%/(e)/
Portfolio turnover/(f)/...................          2512%              2165%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                   Service Class
                                                      --------------------------------
                                                                          For the period
                                                           For the       June 19, 2000/(a)/
                                                         year ended           through
                                                      December 31, 2001  December 31, 2000
                                                      -----------------  -----------------
Net Asset Value, Beginning of Period/(b)/............     $  56.80           $ 200.00
                                                          --------           --------
Investment Activities:
 Net investment loss.................................        (0.78)/(c)/        (0.50)/(c)/
 Net realized and unrealized losses on
   investments and swap contracts....................       (23.33)           (142.70)
                                                          --------           --------
 Total loss from investment activities...............       (24.11)           (143.20)
                                                          --------           --------
Net Asset Value, End of Period.......................     $  32.69           $  56.80
                                                          ========           ========
Total Return.........................................       (42.45)%           (71.60)%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..............................     $101,284           $174,463
Ratio of expenses to average net assets..............         2.95%              2.91%/(e)/
Ratio of net investment loss to average net assets...        (1.37)%            (0.92)%/(e)/
Ratio of expenses to average net assets*.............         4.34%              4.56%/(e)/
Portfolio turnover/(f)/..............................         2512%              2165%

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. /(c)/Per share net investment loss has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                             Money Market ProFund

   The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2001, the Fund (Investor Class shares) returned 3.28%*.

   The assets of this Fund are part of a $10.9 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
------
* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.



The above information is not covered by the Report of Independent Accountants.

PROFUNDS
Money Market ProFund


       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investment in Cash Management Portfolio, at value
         (cost $399,764,449)............................... $399,764,449
        Deferred organization costs........................        3,211
        Prepaid expenses...................................       59,860
                                                            ------------
         Total Assets......................................  399,827,520
                                                            ------------
      Liabilities:
        Dividends payable..................................      214,529
        Management servicing fees payable..................      110,149
        Administration fees payable........................       28,048
        Distribution and service fees payable--
         Service Class.....................................      305,209
        Other accrued expenses.............................      448,977
                                                            ------------
         Total Liabilities.................................    1,106,912
                                                            ------------
      Net Assets........................................... $398,720,608
                                                            ============
      Net Assets consist of:
        Capital............................................ $398,677,303
        Accumulated undistributed net investment income....       43,593
        Accumulated net realized losses on investments.....         (288)
                                                            ------------
      Net Assets........................................... $398,720,608
                                                            ============
      Investor Class:
        Net Assets......................................... $298,545,734
        Shares of Beneficial Interest Outstanding..........  298,514,028
        Net Asset Value (offering and redemption price per
         share)............................................ $       1.00
                                                            ============
      Service Class:
        Net Assets......................................... $100,174,874
        Shares of Beneficial Interest Outstanding..........  100,163,274
        Net Asset Value (offering and redemption price per
         share)............................................ $       1.00
                                                            ============

         Statement of Operations
                                   For the year ended December 31, 2001
        Investment Income:
          Investment income allocated from Cash Management
           Portfolio....................................... $24,002,372
          Expenses allocated from Cash Management
           Portfolio.......................................    (984,348)
                                                            -----------
                                                             23,018,024
                                                            -----------
        Expenses:
          Management servicing fees........................   1,909,382
          Administration fees..............................     207,693
          Distribution and service fees--Service Class.....   1,431,841
          Transfer agent fees..............................   1,975,354
          Registration and filing fees.....................     243,799
          Other fees.......................................     557,996
                                                            -----------
           Total Expenses..................................   6,326,065
                                                            -----------
        Net Investment Income..............................  16,691,959
                                                            -----------
        Realized and Unrealized Gains on Investments:
          Net realized gains on investments................      23,482
                                                            -----------
        Change In Net Assets Resulting from Operations..... $16,715,441
                                                            ===========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets
                                                                 For the           For the
                                                               year ended        year ended
                                                            December 31, 2001 December 31, 2000
                                                            ----------------- -----------------
From Investment Activities:
Operations:
  Net investment income....................................  $    16,691,959   $    25,325,832
  Net realized gains on investments........................           23,482             8,050
                                                             ---------------   ---------------
  Change in net assets resulting from operations...........       16,715,441        25,333,882
                                                             ---------------   ---------------
Distributions to Shareholders From:
  Net investment income
   Investor Class..........................................      (13,263,501)      (18,541,786)
   Service Class...........................................       (3,428,458)       (6,784,046)
                                                             ---------------   ---------------
  Change in net assets resulting from distributions........      (16,691,959)      (25,325,832)
                                                             ---------------   ---------------
Capital Transactions:
  Proceeds from shares issued
   Investor Class..........................................    7,917,069,405     9,798,033,497
   Service Class...........................................    2,509,141,351     3,591,839,413
  Dividends reinvested
   Investor Class..........................................       13,993,036        16,926,302
   Service Class...........................................        3,926,141         5,918,055
  Cost of shares redeemed
   Investor Class..........................................   (7,988,225,381)   (9,657,829,028)
   Service Class...........................................   (2,578,736,905)   (3,539,866,128)
                                                             ---------------   ---------------
  Change in net assets resulting from capital transactions.     (122,832,353)      215,022,111
                                                             ---------------   ---------------
  Change in net assets.....................................     (122,808,871)      215,030,161
Net Assets:
  Beginning of year........................................      521,529,479       306,499,318
                                                             ---------------   ---------------
  End of year..............................................  $   398,720,608   $   521,529,479
                                                             ===============   ===============
Share Transactions:
  Issued
   Investor Class..........................................    7,917,069,405     9,798,033,496
   Service Class...........................................    2,509,141,351     3,591,839,413
  Reinvested
   Investor Class..........................................       13,993,036        16,926,302
   Service Class...........................................        3,926,141         5,918,055
  Redeemed
   Investor Class..........................................   (7,988,225,381)   (9,657,829,027)
   Service Class...........................................   (2,578,736,905)   (3,539,866,128)
                                                             ---------------   ---------------
  Change in shares.........................................     (122,832,353)      215,022,111
                                                             ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                    Investor Class
                                         -------------------------------------------------------------------------

                                              For the           For the           For the           For the
                                            year ended        year ended        year ended        year ended
                                         December 31, 2001 December 31, 2000 December 31, 1999 December 31, 1998
                                         ----------------- ----------------- ----------------- -----------------
Net Asset Value, Beginning of
 Period.................................   $      1.000      $      1.000      $      1.000       $     1.000
                                           ------------      ------------      ------------       -----------
Investment Activities:
  Net investment income.................          0.032             0.056             0.044            0.047 /(b)/
                                           ------------      ------------      ------------       -----------
Distributions to Shareholders
 From:
  Net investment income.................         (0.032)           (0.056)           (0.044)           (0.047)
                                           ------------      ------------      ------------       -----------
Net Asset Value, End of Period..........   $      1.000      $      1.000      $      1.000       $     1.000
                                           ============      ============      ============       ===========
Total Return............................           3.28%             5.74%             4.48%             4.84%
Ratios/Supplemental Data:
Net assets, end of year.................   $298,545,734      $355,691,554      $198,555,252       $62,026,228
Ratio of expenses to average net
 assets/(e)/............................           1.08%             0.86%             0.83%             0.85%
Ratio of net investment income to
 average net assets.....................           3.30%             5.62%             4.46%             4.81%
Ratio of expenses to average net
 assets*/(e)/...........................           1.08%             0.86%             0.83%             1.18%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                            For the period
                                         November 17, 1997/(a)/
                                                through
                                           December 31, 1997
                                         ---------------------
Net Asset Value, Beginning of
 Period.................................       $  1.000
                                               --------
Investment Activities:
  Net investment income.................          0.006
                                               --------
Distributions to Shareholders
 From:
  Net investment income.................         (0.006)
                                               --------
Net Asset Value, End of Period..........       $  1.000
                                               ========
Total Return............................           0.61%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.................       $286,962
Ratio of expenses to average net
 assets/(e)/............................           0.83%/(d)/
Ratio of net investment income to
 average net assets.....................           4.92%/(d)/
Ratio of expenses to average net
 assets*/(e)/...........................           9.52%/(d)/

------
*During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund


 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                    Service Class
                                         -------------------------------------------------------------------------

                                              For the           For the           For the           For the
                                            year ended        year ended        year ended        year ended
                                         December 31, 2001 December 31, 2000 December 31, 1999 December 31, 1998
                                         ----------------- ----------------- ----------------- -----------------
Net Asset Value, Beginning of
 Period.................................   $      1.000      $      1.000      $      1.000       $     1.000
                                           ------------      ------------      ------------       -----------
Investment Activities:
  Net investment income.................          0.022             0.046             0.034            0.037 /(b)/
                                           ------------      ------------      ------------       -----------
Distributions to Shareholders
 From:
  Net investment income.................         (0.022)           (0.046)           (0.034)           (0.037)
                                           ------------      ------------      ------------       -----------
Net Asset Value, End of Period..........   $      1.000      $      1.000      $      1.000       $     1.000
                                           ============      ============      ============       ===========
Total Return............................           2.26%             4.69%             3.44%             3.81%
Ratios/Supplemental Data:
Net assets, end of year.................   $100,174,874      $165,837,925      $107,944,066       $15,406,187
Ratio of expenses to average net
 assets/(e)/............................           2.06%             1.85%             1.83%             1.87%
Ratio of net investment income to
 average net assets.....................           2.39%             4.65%             3.45%             3.43%
Ratio of expenses to average net
 assets*/(e)/...........................           2.06%             1.85%             1.83%             2.18%

 Financial Highlights, continued
Selected data for a share of beneficial interest outstanding throughout the periods indicated.


                                            For the period
                                         November 17, 1997/(a)/
                                                through
                                           December 31, 1997
                                         ---------------------
Net Asset Value, Beginning of
 Period.................................        $1.000
                                                ------
Investment Activities:
  Net investment income.................            --
                                                ------
Distributions to Shareholders
 From:
  Net investment income.................            --
                                                ------
Net Asset Value, End of Period..........        $1.000
                                                ======
Total Return............................          0.21%/(c)/
Ratios/Supplemental Data:
Net assets, end of year.................        $2,510
Ratio of expenses to average net
 assets/(e)/............................          1.83%/(d)/
Ratio of net investment income to
 average net assets.....................          2.53%/(d)/
Ratio of expenses to average net
 assets*/(e)/...........................         10.52%/(d)/

------
*Duringthe period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

              See accompanying notes to the financial statements.

PROFUNDS

                         Notes to Financial Statements
                               December 31, 2001



1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. Deutsche Asset Management, Inc. is the investment advisor for the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of eighty separately managed series, forty-nine of which are operational as of December 31, 2001. These accompanying financial statements relate to the following portfolios:
   Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Europe 30 ProFund (formerly known as the UltraEurope ProFund), Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"). The percentage of the Portfolio owned by the Money Market ProFund as of December 31, 2001 was approximately 3.7%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Money Market ProFund's financial statements. The Mid-Cap ProFund, Small-Cap ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Banks UltraSector ProFund and Basic Materials UltraSector ProFund commenced operations on September 4, 2001.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

   For the non-money market ProFunds, futures contracts and options on indexes and exchange-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

                                   Continued

PROFUNDS

                               December 31, 2001



   Repurchase Agreements

   Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Money Market ProFund, Deutsche Asset Management, Inc., will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

   The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

   Short Sales

   The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds (other than the Money Market ProFund) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use by the Fund. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses when cash is exchanged. The Fund will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities.

                                   Continued

PROFUNDS

                               December 31, 2001



   For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Foreign Currency Transactions

   The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Europe 30 ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

   Swap Contracts

   The ProFunds (other than the Money Market ProFund) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount are recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   The UltraShort OTC ProFund may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional value outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund has in the

                                   Continued

PROFUNDS

                               December 31, 2001


   particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At December 31, 2001, the following swap contracts were outstanding and were collateralized by assets of each particular ProFund:

                                                                                   Unrealized
                       Notional     Termination              Return              Appreciation/
                        Amount         Date                 Benchmark            (Depreciation)
                     -------------  -----------             ---------            --------------
Small-Cap ProFund... $   9,254,298   01/25/02     Russell 2000 Index............  $   (57,288)
UltraMid-Cap
 ProFund............    38,103,761   01/25/02     S&P MidCap 400 Index..........     (185,152)
UltraSmall-Cap
 ProFund............    91,779,434   01/25/02     Russell 2000 Index............   (1,342,007)
UltraOTC ProFund....   335,045,002   01/25/02     NASDAQ-100 Index..............   (6,787,876)
UltraShort OTC
 ProFund............  (146,775,893)  01/25/02     NASDAQ-100 Index..............    3,264,431
Banks UltraSector
 ProFund............     2,408,309   01/23/02     DJ US Banks Index.............         (680)
Basic Materials
 UltraSector ProFund     1,851,400   01/23/02     DJ US Basic Materials Index...        5,344
Biotechnology
 UltraSector ProFund    12,238,896   01/23/02     DJ US Biotechnology Index.....      (59,325)
Energy
 UltraSector
 ProFund............     3,989,843   01/23/02     DJ US Energy Index............      143,094
Financial
 UltraSector
 ProFund............     5,260,420   01/23/02     DJ US Financial Index.........       34,300
Healthcare
 UltraSector
 ProFund............     8,370,724   01/23/02     DJ US Healthcare Index........      (29,606)
Internet
 UltraSector
 ProFund............     5,823,677   01/23/02     DJ US Internet Index..........     (110,144)
Pharmaceuticals
 UltraSector
 ProFund............    11,980,401   01/23/02     DJ US Pharmaceuticals Index...     (146,192)
Real Estate
 UltraSector
 ProFund............     5,294,395   01/23/02     DJ US Real Estate Index.......      199,922
Semiconductor
 UltraSector ProFund     5,491,148   01/23/02     DJ US Semiconductor Index.....       82,797
Technology
 UltraSector
 ProFund............     6,730,988   01/23/02     DJ US Technology Index........       69,099

 Telecommunications
 UltraSector
 ProFund............     2,721,249   01/23/02     DJ US Telecommunications Index       (1,350)
Utilities
 UltraSector
 ProFund............     3,908,176   01/23/02     DJ US Utilities Index.........       31,321
Wireless
 Communications
 UltraSector                                      DJ US Wireless Communications
 ProFund............     1,415,695   01/23/02      Index........................       (1,563)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Class shares will bear the expenses directly attributable to the Investor Class, and investors in Service Class shares will bear the expenses directly attributable to the Service Class.

   The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

   Distributions to Shareholders

   The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

                                   Continued

PROFUNDS

                               December 31, 2001



   The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund and Wireless Communications UltraSector ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

   As of December 31, 2001, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                                 Accumulated
                                                 Accumulated     Net Realized
                                              Undistributed Net Gain/(Loss) on
                                              Investment Income  Investments
                                              ----------------- --------------
 Bull ProFund................................    $  159,959      $    (1,272)
 Mid-Cap ProFund.............................           254             (198)
 Small-Cap ProFund...........................        (1,772)           2,153
 OTC ProFund.................................       177,911         (586,907)
 Europe 30 ProFund...........................         9,008          897,638
 Mid-Cap Value ProFund.......................         2,000             (288)
 Mid-Cap Growth ProFund......................           734             (590)
 Small-Cap Value ProFund.....................         3,041           (1,252)
 Small-Cap Growth ProFund....................         1,121           (1,063)
 UltraBull ProFund...........................       653,173           (6,820)
 UltraMid-Cap ProFund........................       509,150        1,534,413
 UltraSmall-Cap ProFund......................       169,135        1,034,029
 UltraOTC ProFund............................     4,032,728       20,013,118
 UltraJapan ProFund..........................         4,237               --
 Bear ProFund................................       (85,359)         (34,120)
 UltraShort OTC ProFund......................     4,279,115       (4,279,115)
 Banks UltraSector ProFund...................         3,482           (3,401)
 Basic Materials UltraSector ProFund.........          (339)           1,047
 Biotechnology UltraSector ProFund...........        68,218          230,024
 Energy UltraSector ProFund..................       (16,793)         130,222
 Financial UltraSector ProFund...............         4,182          231,842
 Healthcare UltraSector ProFund..............        49,700          112,611
 Internet UltraSector ProFund................        (1,917)          75,548
 Pharmaceuticals UltraSector ProFund.........        57.565           78,904
 Real Estate UltraSector ProFund.............       191,494          (45,344)
 Semiconductor UltraSector ProFund...........        39,787          169,070
 Technology UltraSector ProFund..............         3,986          153,148
 Telecommunications UltraSector ProFund......        (7,223)          65,451
 Utilities UltraSector ProFund...............       (21,197)          24,480
 Wireless Communications UltraSector ProFund.        22,965          122,136
 Money Market ProFund........................        23,769          (23,770)

                                   Continued

PROFUNDS

                               December 31, 2001



   Federal Income Tax

   Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

   Organization Costs

   Costs incurred by the Trust (including the Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund and Money Market ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund and UltraJapan ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund of 0.75%. The UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.70%. Prior to September 4, 2001, the Europe 30 ProFund was known as the UltraEurope ProFund and paid the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%.

   For its services as Administrator, the ProFunds pay BISYS an annual fee ranging from 0.05% of average daily net assets of $0 to $2 billion to 0.02% of average daily net assets of $10 billion and over. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

   The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or Concord Financial Group, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

                                   Continued

PROFUNDS

                               December 31, 2001



   The Advisor has contractually agreed to waive advisory and management servicing fees, and if necessary, reimburse expenses of the ProFunds for the period ending December 31, 2001 in order to limit the annual operating expenses as follows:

                                                      Investor Service
                                                       Class    Class
                                                      -------- -------
          Bull ProFund...............................   1.95%   2.95%
          Mid-Cap ProFund............................   1.95%   2.95%
          OTC ProFund................................   1.95%   2.95%
          Europe 30 ProFund..........................   2.75%   3.75%
          Mid-Cap Value ProFund......................   1.95%   2.95%
          Small-Cap Value ProFund....................   1.95%   2.95%
          Small-Cap Growth ProFund...................   1.95%   2.95%
          UltraMid-Cap ProFund.......................   1.95%   2.95%
          UltraSmall-Cap ProFund.....................   1.95%   2.95%
          UltraJapan ProFund.........................   1.95%   2.95%
          Bear ProFund...............................   1.95%   2.95%
          Banks UltraSector ProFund..................   1.95%   2.95%
          Basic Materials UltraSector ProFund........   1.95%   2.95%
          Biotechnology UltraSector ProFund..........   1.95%   2.95%
          Energy UltraSector ProFund.................   1.95%   2.95%
          Financial UltraSector ProFund..............   1.95%   2.95%
          Healthcare UltraSector ProFund.............   1.95%   2.95%
          Internet UltraSector ProFund...............   1.95%   2.95%
          Pharmaceuticals UltraSector ProFund........   1.95%   2.95%
          Real Estate UltraSector ProFund............   1.95%   2.95%
          Semiconductor UltraSector ProFund..........   1.95%   2.95%
          Technology UltraSector ProFund.............   1.95%   2.95%
          Telecommunications UltraSector ProFund.....   1.95%   2.95%
          Utilities UltraSector ProFund..............   1.95%   2.95%
          Wireless Communications UltraSector ProFund   1.95%   2.95%

                                   Continued

PROFUNDS

                               December 31, 2001



   The Advisor may request and receive reimbursement of the advisory and management servicing fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending December 31, 2001, the reimbursement that may potentially be made by the ProFunds is as follows:

                                                      Expires Expires
                                                       2003    2004
                                                      ------- -------
          Bull ProFund............................... $    -- $39,982
          Mid-Cap ProFund............................      --  23,191
          OTC ProFund................................      --  36,321
          Europe 30 ProFund..........................  88,453  71,609
          Mid-Cap Value ProFund......................      --  11,385
          Small-Cap Value ProFund....................      --   2,282
          Small-Cap Growth ProFund...................      --  11,835
          UltraMid-Cap ProFund.......................  20,955  47,269
          UltraSmall-Cap ProFund.....................  85,770  83,320
          UltraJapan ProFund.........................  21,354  28,667
          Bear ProFund...............................  23,805  12,767
          Banks UltraSector ProFund..................      --   5,095
          Basic Materials UltraSector ProFund........      --   7,080
          Biotechnology UltraSector ProFund..........   5,899  47,031
          Energy UltraSector ProFund.................  14,904  47,647
          Financial UltraSector ProFund..............   8,325  57,057
          Healthcare UltraSector ProFund.............   6,501  34,559
          Internet UltraSector ProFund...............  14,877  42,268
          Pharmaceuticals UltraSector ProFund........   8,481  22,567
          Real Estate UltraSector ProFund............  26,967   5,602
          Semiconductor UltraSector ProFund..........  12,186  50,913
          Technology UltraSector ProFund.............  17,994  43,077
          Telecommunications UltraSector ProFund.....  14,309  45,596
          Utilities UltraSector ProFund..............   7,182  60,388
          Wireless Communications UltraSector ProFund   9,658  40,161

                                   Continued

PROFUNDS

                               December 31, 2001



4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2001 were as follows:

                                                         Purchases        Sales
                                                       -------------- --------------
   Bull ProFund....................................... $  850,622,361 $  827,235,964
   Mid-Cap ProFund....................................     23,480,332     20,017,926
   Small-Cap ProFund..................................     41,345,327      6,778,914
   OTC ProFund........................................    369,714,977    371,995,509
   Europe 30 ProFund..................................    281,124,245    276,875,766
   Mid-Cap Value ProFund..............................     86,181,996     76,741,087
   Mid-Cap Growth ProFund.............................     63,627,285     55,230,724
   Small-Cap Value ProFund............................    163,180,578    113,689,377
   Small-Cap Growth ProFund...........................     39,737,828     30,062,189
   UltraBull ProFund..................................  1,245,352,126  1,272,043,077
   UltraMid-Cap ProFund...............................    758,949,366    755,134,083
   UltraSmall-Cap ProFund.............................  1,201,046,611  1,145,093,856
   UltraOTC ProFund...................................  2,315,739,024  2,222,180,623
   UltraJapan ProFund.................................     28,311,508     28,294,240
   Bear ProFund.......................................     82,647,282     82,561,378
   UltraBear ProFund..................................    201,405,894    201,267,289
   UltraShort OTC ProFund.............................    307,250,077    307,021,697
   Banks UltraSector ProFund..........................      5,887,647      3,508,205
   Basic Materials UltraSector ProFund................      8,623,530      6,700,368
   Biotechnology UltraSector ProFund..................     85,373,955     74,937,169
   Energy UltraSector ProFund.........................     72,323,526     72,813,131
   Financial UltraSector ProFund......................     82,001,814     90,959,510
   Healthcare UltraSector ProFund.....................     51,568,880     48,257,454
   Internet UltraSector ProFund.......................     41,235,101     35,303,939
   Pharmaceuticals UltraSector ProFund................     64,057,984     58,050,005
   Real Estate UltraSector ProFund....................    239,086,574    244,615,317
   Semiconductor UltraSector ProFund..................     63,782,691     59,023,696
   Technology UltraSector ProFund.....................     54,717,327     47,503,136
   Telecommunications UltraSector ProFund.............     52,453,488     49,378,774
   Utilities UltraSector ProFund......................     42,945,228     40,454,036
   Wireless Communications UltraSector ProFund........     66,847,367     63,766,502

5. Concentration of Credit Risk

   Each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market sector. It is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                                   Continued

PROFUNDS

                               December 31, 2001



6. Federal Income Tax Information (Unaudited)

   At December 31, 2001, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

       Bull ProFund....................... $  9,258,549 Expires 12/31/09
       Europe 30 ProFund.................. $  1,205,303 Expires 12/31/08
                                              2,083,326 Expires 12/31/09
                                           ------------
                                           $  3,288,629
                                           ============
       UltraBull ProFund.................. $  6,514,074 Expires 12/31/08
                                             40,440,048 Expires 12/31/09
                                           ------------
                                           $ 46,954,122
                                           ============
       UltraMid-Cap ProFund............... $    369,579 Expires 10/31/08
                                             24,122,480 Expires 10/31/09
                                           ------------
                                           $ 24,492,059
                                           ============
       UltraSmall-Cap ProFund............. $  6,173,912 Expires 10/31/08
                                             16,657,260 Expires 10/31/09
                                           ------------
                                           $ 22,831,172
                                           ============
       UltraOTC ProFund................... $ 68,463,350 Expires 12/31/08
                                            816,164,498 Expires 12/31/09
                                           ------------
                                           $884,627,848
                                           ============
       UltraJapan ProFund................. $  4,050,861 Expires 12/31/08
                                              4,957,917 Expires 12/31/09
                                           ------------
                                           $  9,008,778
                                           ============
       UltraBear ProFund.................. $ 18,965,852 Expires 12/31/07
                                              9,588,592 Expires 12/31/08
                                           ------------
                                           $ 28,554,444
                                           ============
       UltraShort OTC ProFund............. $ 74,654,842 Expires 12/31/07
                                             58,870,280 Expires 12/31/08
                                           ------------
                                           $133,525,122
                                           ============
       Banks UltraSector ProFund.......... $     14,292 Expires 10/31/09
       Basic Materials UltraSector ProFund $     43,782 Expires 10/31/09
       Biotechnology UltraSector ProFund.. $    801,852 Expires 10/31/08
                                              6,914,824 Expires 10/31/09
                                           ------------
                                           $  7,716,676
                                           ============
       Energy UltraSector ProFund......... $    506,323 Expires 10/31/08
                                              3,368,358 Expires 10/31/09
                                           ------------
                                           $  3,874,681
                                           ============
       Financial UltraSector ProFund...... $  2,513,967 Expires 10/31/08
                                              5,060,053 Expires 10/31/09
                                           ------------
                                           $  7,574,020
                                           ============
       Healthcare UltraSector ProFund..... $    609,072 Expires 10/31/08
                                              1,079,973 Expires 10/31/09
                                           ------------
                                           $  1,689,045
                                           ============

                                   Continued

PROFUNDS

                  Notes to Financial Statements, (concluded)
                               December 31, 2001


    Internet UltraSector ProFund............... $  593,993 Expires 10/31/08
                                                 2,519,097 Expires 10/31/09
                                                ----------
                                                $3,113,090
                                                ==========
    Pharmaceuticals UltraSector ProFund........ $1,785,536 Expires 10/31/08
                                                 1,213,236 Expires 10/31/09
                                                ----------
                                                $2,998,772
                                                ==========
    Real Estate UltraSector ProFund............ $2,172,251 Expires 10/31/08
                                                   957,144 Expires 10/31/09
                                                ----------
                                                $3,129,395
                                                ==========
    Semiconductor UltraSector ProFund.......... $  979,417 Expires 10/31/08
                                                 3,939,307 Expires 10/31/09
                                                ----------
                                                $4,918,724
                                                ==========
    Technology UltraSector ProFund............. $   38,049 Expires 10/31/08
                                                 5,798,555 Expires 10/31/09
                                                ----------
                                                $5,836,604
                                                ==========
    Telecommunications UltraSector ProFund..... $   21,460 Expires 10/31/08
                                                 3,178,288 Expires 10/31/09
                                                ----------
                                                $3,199,748
                                                ==========
    Utilities UltraSector ProFund.............. $1,522,694 Expires 10/31/09
    Wireless Communications UltraSector ProFund $  603,778 Expires 10/31/08
                                                 5,474,258 Expires 10/31/09
                                                ----------
                                                $6,078,036
                                                ==========

   Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending December 31, 2002:

                       Europe 30 ProFund..... $    65,499
                       UltraOTC ProFund......  52,187,664
                       UltraJapan ProFund....     526,173
                       Bear ProFund..........   1,574,261
                       UltraBear ProFund.....  10,221,724
                       UltraShort OTC ProFund  29,413,970
                       Money Market ProFund..         288

                       Report of Independent Accountants

To the Trustees and Shareholders of ProFunds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Europe 30 ProFund (formerly the UltraEurope ProFund), Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund, and Money Market ProFund, (thirty-two funds of the forty-nine funds constituting the ProFunds, hereafter referred to as the "Funds") at December 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2002

                       Trustees and Officers of ProFunds

                                                                                                              Number of
                                     Term of                                                                  Portfolios
                                    Office and                                                                 in Fund
                        Position(s) Length of                                                                  Complex
                         Held with     Time          Principal Occupation(s)                                   Overseen
Name, Address, and Age   the Trust    Served           During Past 5 Years                                    by Trustee
----------------------  ----------- ---------- ------------------------------------                           ----------
Non-Interested Trustees
-----------------------
Russell S. Reynolds       Trustee    10/97 -   Directorship, Inc. (Executive                                      49
c/o ProFunds                         present   Recruitment): Managing Director,
7900 Wisconsin Avenue,                         Chief Financial Officer, and
Suite 300                                      Secretary; Quadcom Services, Inc.:
Bethesda, MD 20814                             President
Age: 44
Michael C. Wachs          Trustee    10/97 -   AMC Delancey Investment Group,                                     49
c/o ProFunds                         present   Inc. (Real Estate Development):
7900 Wisconsin Avenue,                         Vice President; First Union National
Suite 300                                      Bank: Vice President/Senior
Bethesda, MD 20814                             Underwriter; First Union Capital
Age: 40                                        Markets Corp: Vice President, Vice
                                               President/Senior Credit Officer,
                                               Vice President/Team Leader
Interested Trustee
------------------
Michael L. Sapir*         Trustee    4/97 -    Chairman and Chief Executive                                       49
7900 Wisconsin Avenue,               present   Officer of the Advisor; Law Offices
Suite 300                                      of Michael Sapir: Principal; Padco
Bethesda, MD 20814                             Advisors, Inc.: President and
Age: 43                                        General Counsel; Jorden Burt
                                               Berenson & Klingensmith: Partner


                            Other
                        Directorships
                           Held by
Name, Address, and Age     Trustee
----------------------  -------------
Non-Interested Trustees
-----------------------
Russell S. Reynolds     Directorship,
c/o ProFunds            Inc.
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 44
Michael C. Wachs        None
c/o ProFunds
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 40


Interested Trustee
------------------
Michael L. Sapir*       None
7900 Wisconsin Avenue,
Suite 300
Bethesda, MD 20814
Age: 43

------
*Mr. Sapir may be deemed to be an "interested person," as defined by the 1940
 Act, because of his employment with the Advisor.
Executive Officers

                        Position(s) Held  Term of Office and Length of       Principal Occupation(s)
Name, Address, and Age   with the Trust           Time Served                  During Past 5 Years
---------------------- ------------------ ---------------------------- -----------------------------------
Michael L. Sapir       Chairman and Chief        4/97 - present        Chairman and Chief Executive
7900 Wisconsin Avenue, Executive Officer                               Officer of the Advisor; Law Offices
Suite 300                                                              of Michael Sapir: Principal; Padco
Bethesda, MD 20814                                                     Advisors: President and General
Age: 43                                                                Counsel; Jorden Burt Berenson &
                                                                       Klingensmith: Partner
Louis M. Mayberg       Secretary                 4/97 - present        President of the Advisor; Potomac
7900 Wisconsin Avenue,                                                 Securities, Inc.: President
Suite 300
Bethesda, MD 20814
Age: 39
Steven D. Pierce       Treasurer                 2/02 - present        BISYS Fund Services: Vice
3435 Stelzer Road                                                      President of Financial Services;
Columbus, Ohio 43219                                                   CNA Insurance: Manager,
Age: 36                                                                Financial Operations

              Cash Management Portfolio     Schedule of Portfolio
                                                      Investments
                                                December 31, 2001

         Certificates of Deposit--Eurodollar (14.17%)
                                              Principal
        Security                               Amount         Value
        --------                             ------------ --------------
        Australia & New Zealand Banking
         Group Ltd.
          2.52%, 1/24/02.................... $ 30,000,000 $   30,001,322
        Bank of Scotland:
          1.80%, 3/12/02....................   50,000,000     50,000,000
          3.63%, 5/10/02....................   60,000,000     60,000,000
        Barclays Bank:
          2.02%, 1/22/02....................  115,000,000    114,994,579
          2.09%, 1/22/02....................   50,000,000     50,008,369
        Bayerische Landesbank,
          2.08%, 1/22/02....................  148,000,000    147,998,206
        Credit Agricole Indosuez S.A.,
          4.03%, 6/13/02....................   35,000,000     35,001,454
        Danske Bank A/S,
          2.05%, 1/31/02....................   58,500,000     58,512,044
        Halifax PLC,
          2.27%, 4/18/02....................   40,000,000     40,013,947
        Ing Bank N.V.:
          1.98%, 1/14/02....................  100,000,000    100,000,360
          3.74%, 1/14/02....................   10,000,000     10,000,000
          2.27%, 1/22/02....................   90,000,000     90,000,000
          3.70%, 1/22/02....................  115,000,000    115,000,000
          3.615%, 8/13/02...................   10,000,000     10,000,000
        Intesabci Spa:
          1.90%, 1/14/02....................   45,000,000     45,001,134
          1.85%, 1/17/02....................  150,000,000    150,000,000
        Landesbank Hessen-Thuringen
         Girozentrale,
          4.76%, 4/22/02....................   40,000,000     40,057,551
        Lloyds TSB Bank PLC:
          5.19%, 2/1/02.....................   27,000,000     27,074,256
          5.00%, 2/5/02.....................   20,000,000     20,012,294
        Norddeutsche Landesbank
         Girozentrale:
          3.75%, 1/7/02.....................   50,000,000     49,999,221
          3.47%, 3/7/02.....................   60,000,000     60,060,562
          1.90%, 5/8/02.....................   36,000,000     36,003,285
          2.525%, 11/27/02..................   75,000,000     74,989,946
        Unicredito Italiano SPA:
          2.425%, 1/7/02....................   75,000,000     75,000,062
          1.80%, 2/19/02....................   50,000,000     50,000,000
                                                          --------------
        TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
          (Amortized Cost $1,539,728,592)..............    1,539,728,592
                                                          --------------
         Certificates of Deposit--Yankee (9.99%)
        Abbey National Treasury Services PLC
          2.40%, 11/19/02...................   30,000,000     30,000,000
        ABN Amro Bank NV,
          2.55%, 12/20/02...................   25,000,000     24,988,078
        Bayerische Hypo-und Vereinsbank AG,
          2.05%, 1/31/02....................   90,000,000     90,000,000
        Bayerische Landesbank Girozentrale,
          5.05%, 2/26/02....................   20,000,000     19,999,408
        Canadian Imperial Bank of Commerce,
          4.29%, 4/23/02....................   50,000,000     50,000,000
        Credit Agricole Indosuez S.A.,
          1.85%, 2/5/02.....................  100,000,000    100,000,000
        Credit Suisse First Boston, Inc.,
          1.82%, 1/11/02....................  200,000,000    200,000,000

            Certificates of Deposit--Yankee, continued
                                           Principal
           Security                         Amount         Value
           --------                       ------------ --------------
           Danske Bank A/S,
             3.53%, 5/20/02.............. $ 35,000,000 $   35,000,000
           Dexia Bank Belgium,
             4.26%, 5/22/02..............   20,000,000     20,000,376
           Landesbank Baden Wurttemberg,
             3.845%, 1/3/02..............   75,000,000     75,000,021
           Natexis Banque Populaires:
             2.275%, 1/24/02.............   40,000,000     40,000,000
             2.00%, 2/4/02...............   50,000,000     50,000,000
             1.85%, 2/19/02..............  125,000,000    125,000,000
             1.95%, 2/19/02..............   50,000,000     50,000,000
           Norddeutsche Landesbank
            Girozentrale:
             2.05%, 1/8/02...............   85,000,000     85,001,316
             2.17%, 11/18/02.............   20,000,000     19,958,226
           Svenska Handelsbanken Inc.,
             4.255%, 6/3/02..............   20,000,000     19,999,593
           Westdeutsche Landesbank
            Girozentrale,
             2.60%, 10/25/02.............   50,000,000     50,000,000
                                                       --------------
           TOTAL CERTIFICATES OF DEPOSIT--YANKEE
             (Amortized Cost $ 1,084,947,018).......    1,084,947,018
                                                       --------------
            Euro Time Deposits (7.20%)
           Allied Irish Banks PLC:
             3.45%, 2/25/02..............   30,000,000     30,000,000
             3.42%, 3/4/02...............   40,000,000     40,000,000
             2.188%, 5/28/02.............   50,000,000     50,000,000
           Bank of Austria,
             1.84%, 2/14/02..............   50,000,000     50,000,000
           Bank of Nova Scotia,
             2.05%, 5/7/02...............   50,000,000     50,000,000
           Credit Agricole Indosuez S.A.,
            3.73%, 1/16/02...............   50,000,000     50,000,000
           Danske Bank A/S,
             2.23%, 4/26/02..............   50,000,000     50,000,000
           Dexia Bank Belgium,
           2.28%, 4/23/02................   18,000,000     18,000,000
           Landesbank Baden Wurttemberg:
             3.65%, 1/28/02..............   50,000,000     50,000,000
             3.45%, 2/25/02..............   75,000,000     75,000,000
           Norddeutsche Landesbank
            Girozentrale:
             1.89%, 3/7/02...............   75,000,000     75,000,000
             1.925%, 6/12/02.............   50,000,000     50,000,000
           Societe Generale,
             1.00%, 1/2/02...............  144,548,756    144,548,756
           Westdeutsche Landesbank
            Girozentrale,
             1.85%, 2/12/02..............   50,000,000     50,000,000
                                                       --------------
           TOTAL EURO TIME DEPOSITS
             (Amortized Cost $ 782,548,756).........      782,548,756
                                                       --------------

              See accompanying notes to the financial statements.

              Cash Management Portfolio     Schedule of Portfolio
                                                      Investments
                                                December 31, 2001

        Floating Rate Notes/(1)/ (14.02%)
                                                Principal
       Security                                  Amount        Value
       --------                                ------------ ------------
       American Express Centurian Bank,
        Monthly Variable Rate,
        1.868%, 5/14/02....................... $ 50,000,000 $ 50,000,000
       American Honda Finance Corp.,
        Monthly Variable Rate:
         1.95%, 6/25/02.......................   35,000,000   35,000,000
         1.951%, 7/22/02......................   35,000,000   35,001,465
       American Honda Finance Corp.,
        Quarterly Variable Rate:
         2.163%, 2/25/02......................   25,000,000   25,000,849
         2.15%, 5/21/02.......................   30,000,000   30,000,000
         2.02%, 6/10/02.......................   60,000,000   60,000,000
       Asset Securitization Cooperative Corp.,
        Monthly Variable Rate:
         1.901%, 4/23/02......................   80,000,000   80,000,000
         1.896%, 5/28/02......................   60,000,000   60,000,000
       Associates Corp. of North America,
        Quarterly Variable Rate:
         2.28%, 2/4/02........................   35,000,000   35,004,037
         2.23%, 2/22/02.......................   56,400,000   56,410,684
         2.22%, 5/17/02.......................   25,000,000   25,016,248
       Boeing Capital Corp.,
        Quarterly Variable Rate:
         2.085%, 2/7/02.......................   25,000,000   24,998,660
         2.00%, 3/27/02.......................   10,500,000   10,502,656
       Canadian Imperial Bank of Commerce,
        Monthly Variable Rate,
         2.059%, 10/2/02......................  150,000,000  149,938,069
       Chase Manhattan Corp.,
        Quarterly Variable Rate,
         1.973%, 3/22/02......................   70,000,000   70,037,246
       Citigroup Inc.,
         Daily Variable Rate,
         2.225%, 8/5/02.......................   16,000,000   16,018,765
       Citigroup Inc.,
         Monthly Variable Rate,
         1.911%, 7/12/02......................  120,000,000  120,000,000
       Compass Securitization,
        Monthly Variable Rate,
         2.003%, 1/9/02.......................   40,000,000   40,000,000
       Credit Suisse First Boston, Inc.,
        Daily Variable Rate:
         1.66%, 3/20/02.......................   25,000,000   25,000,000
         1.98%, 5/7/02........................   20,000,000   20,000,000
       Heller Financial Inc.,
        Quarterly Variable Rate,
         2.566%, 7/23/02......................   26,000,000   26,039,134
       J.P. Morgan Chase & Co.,
        Quarterly Variable Rate,
         2.486%, 4/23/02......................    7,000,000    7,004,219
       J.P. Morgan Chase & Co.,
        Monthly Variable Rate,
         2.133%, 9/11/02......................   15,000,000   15,016,882
       Merrill Lynch & Co. Inc.,
        Daily Variable Rate,
         1.70%, 1/8/02........................   30,000,000   30,000,000
       Paccar Financial Corp.,
        Quarterly Variable Rate,
         2.43%, 4/26/02.......................   20,000,000   20,009,640
       Pitney Bowes Credit Corp.,
        Quarterly Variable Rate,
         2.07%, 4/8/02........................   21,000,000   21,005,152

          Floating Rate Notes/(1)/, continued
                                              Principal
         Security                              Amount        Value
         --------                            ----------- --------------
         Salomon Smith Barney Holdings Inc.,
          Quarterly Variable Rate:
           2.166%, 2/11/02.................. $16,290,000 $   16,293,087
           2.205%, 5/14/02..................  46,015,000     46,052,405
         SBC Communications Inc.,
          Quarterly Variable Rate,
           1.838%, 3/14/02..................  10,000,000     10,001,226
         Toyota Motor Credit Corp.,
          Monthly Variable Rate:
           2.114%, 4/2/02...................  55,000,000     55,000,000
           1.846%, 5/15/02..................  50,000,000     50,000,000
           1.90%, 9/25/02...................  60,000,000     60,000,000
         Toyota Motor Credit Corp.,
          Quarterly Variable Rate,
           1.85%, 12/23/02..................  75,000,000     75,000,000
         Unilever N.V.
           Quarterly Variable Rate
           2.473%, 10/24/02.................  40,000,000     40,060,066
         Verizon Global Funding Corp.,
          Quarterly Variable Rate:
           1.86%, 3/20/02...................  45,000,000     44,993,415
           1.993%, 3/21/02..................  39,000,000     39,010,340
                                                         --------------
         TOTAL FLOATING RATE NOTES
          (Amortized Cost $ 1,523,414,245)..............  1,523,414,245
                                                         --------------
          Commercial Paper (38.56%)
         Aegon Funding Corp.
           1.87%, 1/14/02...................  60,000,000     59,959,483
         Alliance & Leicester PLC,
          3.74%, 1/3/02.....................  35,000,000     34,992,728
         Asset Portfolio Funding Corp.,
           3.40%, 1/4/02....................  13,000,000     12,996,317
         Aventis S.A.:
           1.85%, 2/14/02...................  40,000,000     39,909,556
           1.91%, 2/15/02...................  25,000,000     24,940,312
         Bavaria Trust Corp.,
          1.88%, 1/8/02.....................  65,000,000     64,976,239
         BP America Inc.,
          1.75%, 1/2/02.....................  50,000,000     49,997,569
         CC (USA) Inc.,
          2.35%, 1/22/02....................   7,500,000      7,484,031
         Charta Corp.,
          1.85%, 1/7/02.....................  50,000,000     49,984,583
         Ciesco, LP,
          2.02%, 1/8/02.....................  25,000,000     24,990,181
         Compass Securitization LLC:
           1.87%, 1/10/02...................  33,905,000     33,889,149
           2.09%, 1/14/02...................  50,000,000     49,961,975
           1.89%, 1/30/02...................  20,000,000     19,969,550
         Danske Bank A/S,
           3.38%, 2/21/02...................  50,000,000     49,760,583
         Delaware Funding Corp.,
           1.90%, 1/22/02...................  25,000,000     24,972,292
         Depfa Bank Europe PLC:
           1.90%, 1/14/02...................  25,000,000     24,982,847
           2.13%, 2/8/02....................  35,000,000     34,921,308
           2.09%, 2/12/02...................  60,000,000     59,860,000
           2.04%, 3/8/02....................  50,000,000     49,813,000
           1.86%, 3/15/02...................  25,000,000     24,905,708

              See accompanying notes to the financial statements.

              Cash Management Portfolio     Schedule of Portfolio
                                                      Investments
                                                December 31, 2001

         Commercial Paper, continued
                                                Principal
        Security                                 Amount        Value
        --------                               ------------ ------------
        Fortis Funding LLC:
          3.40%, 1/4/02....................... $ 25,000,000 $ 24,992,917
          3.37%, 1/29/02......................   10,000,000    9,973,789
          2.02%, 4/23/02......................   15,000,000   14,905,733
          1.91%, 6/12/02......................   32,538,000   32,258,336
        GE Capital Assurance Co.,
         1.79%, 3/8/02........................   35,000,000   34,885,142
        GE Capital Corp.:
          1.82%, 1/2/02.......................   35,000,000   34,998,231
          2.45%, 1/29/02......................   45,000,000   44,914,250
          3.38%, 3/4/02.......................   65,000,000   64,621,628
          3.35%, 3/5/02.......................   60,000,000   59,648,250
          1.84%, 5/10/02......................   35,000,000   34,769,233
          2.04%, 5/20/02......................   63,665,000   63,155,810
          2.04%, 5/28/02......................   10,000,000    9,916,700
        GE Capital International Funding, Inc:
          2.04%, 2/7/02.......................   25,000,000   24,947,583
          1.81%, 3/21/02......................   25,000,000   24,900,701
        Glaxo Wellcome PLC,
          1.84%, 2/6/02.......................   55,200,000   55,098,432
        K2 (USA) LLC:
          3.67%, 1/8/02.......................   18,000,000   17,987,155
          3.81%, 1/10/02......................   25,000,000   24,976,187
          3.62%, 1/11/02......................   17,000,000   16,982,906
          3.63%, 1/15/02......................   17,000,000   16,976,002
          3.67%, 1/18/02......................   15,000,000   14,974,004
          3.72%, 2/6/02.......................   50,000,000   49,814,000
          3.65%, 3/7/02.......................   12,000,000   11,920,917
          3.31%, 3/15/02......................   11,000,000   10,926,169
          3.31%, 4/25/02......................    8,872,000    8,779,007
        Mont Blanc Capital Corp.:
          2.23%, 1/7/02.......................   25,000,000   24,990,708
          2.10%, 1/10/02......................   36,000,000   35,981,100
          2.10%, 1/14/02......................   28,000,000   27,978,767
          1.90%, 1/22/02......................   20,180,000   20,157,634
          2.11%, 1/25/02......................  100,000,000   99,859,333
          1.98%, 2/4/02.......................   28,000,000   27,947,640
          1.95%, 2/6/02.......................   20,000,000   19,961,000
          1.84%, 2/7/02.......................   38,000,000   37,928,138
        Moriarty LLC:
          3.45%, 1/24/02......................   13,650,000   13,619,913
          3.75%, 3/18/02......................   20,000,000   19,841,667
        National Rural Utilities CFC,
          2.02%, 1/11/02......................   50,000,000   49,971,944
        Nestle Capital Corp.:
          1.75%, 4/9/02.......................   40,000,000   39,809,444
          1.83%, 6/3/02.......................   50,000,000   49,611,125
        Old Line Funding Corp.,
          1.84%, 2/15/02......................   19,861,000   19,815,320
        Park Avenue Receivables Corp.,
          1.90%, 1/7/02.......................   20,051,000   20,044,650
        Pennine Funding LLC:
          2.41%, 1/4/02.......................   50,000,000   49,989,958
          3.65%, 1/14/02......................   75,000,000   74,901,146
          2.27%, 1/23/02......................  105,000,000  104,854,189
          1.875%, 3/15/02.....................   40,000,000   39,847,917
          1.90%, 3/27/02......................   11,000,000   10,950,653

             Commercial Paper, continued
                                           Principal
            Security                        Amount        Value
            --------                      ------------ ------------
            Perry Global Funding LLC:
              3.43%, 1/11/02............. $ 35,000,000 $ 34,966,653
              2.39%, 1/18/02.............   22,146,000   22,121,006
              2.34%, 1/25/02.............   13,287,000   13,266,272
              2.10%, 2/6/02..............   38,378,000   38,297,406
              2.14%, 2/7/02..............   19,705,000   19,661,660
              2.31%, 2/15/02.............   60,000,000   59,826,750
              1.84%, 3/19/02.............   20,376,000   20,295,809
            Prudential PLC:
              1.80%, 2/11/02.............   25,000,000   24,948,750
              1.80%, 3/6/02..............   20,100,000   20,035,680
            Quincy Capital Corp.:
              1.87%, 2/5/02..............   35,000,000   34,936,368
              1.85%, 2/8/02..............   75,215,000   75,068,122
            Receivables Capital Corp.:
              2.35%, 1/14/02.............   50,000,000   49,957,569
              1.85%, 1/22/02.............   82,715,000   82,625,737
            Rio Tinto America Inc.,
              1.90%, 3/4/02..............   32,160,000   32,054,765
            Scaldis Capital LLC:
              3.75%, 1/4/02..............   25,076,000   25,068,164
              2.34%, 1/10/02.............   25,156,000   25,141,284
              3.67%, 1/11/02.............   54,322,000   54,266,622
              2.36%, 1/15/02.............  100,000,000   99,907,756
              1.95%, 1/22/02.............   45,000,000   44,948,812
              2.28%, 1/25/02.............   55,000,000   54,916,400
              2.02%, 2/11/02.............   17,883,000   17,841,859
              2.02%, 2/12/02.............   15,155,000   15,119,285
              3.39%, 2/20/02.............   14,208,000   14,141,104
              1.79%, 3/12/02.............   50,000,000   49,825,972
              1.89%, 5/24/02.............   15,338,000   15,222,850
            Sheffield Receivables Corp.:
              2.39%, 1/7/02..............   99,220,000   99,180,595
              3.72%, 1/9/02..............   75,000,000   74,938,000
              1.80%, 2/6/02..............  104,970,000  104,781,054
              1.92%, 6/17/02.............   29,050,000   28,791,261
            Societe Generale,
              3.37%, 2/13/02.............   35,000,000   34,859,115
            Swedish National Housing Finance Corp.:
              2.38%, 1/11/02.............   40,000,000   39,973,556
              1.94%, 3/4/02..............   25,000,000   24,916,472
              1.90%, 6/3/02..............   25,000,000   24,798,125
              1.95%, 6/4/02..............   25,000,000   24,791,458
            Thames Asset Global Securitization No.1,
              1.92%, 1/7/02..............   41,323,000   41,309,777
            Three Rivers Funding:
              1.89%, 1/7/02..............   38,057,000   38,045,012
              1.90%, 1/8/02..............   30,000,000   29,988,917
            Transamerica Finance Corp.:
              2.22%, 1/29/02.............   50,000,000   49,913,667
              2.05%, 5/23/02.............   50,000,000   49,595,694
              2.04%, 5/24/02.............   50,000,000   49,594,833
            Tulip Funding Corp.,
              1.85%, 1/31/02.............   37,086,000   37,028,826
            Verizon Global Funding Corp.,
              2.20%, 10/17/02............   30,000,000   29,470,167

              See accompanying notes to the financial statements.

              Cash Management Portfolio     Schedule of Portfolio
                                                      Investments
                                                December 31, 2001

        Commercial Paper, continued
                                              Principal
       Security                                Amount         Value
       --------                              ------------ --------------
       Verizon Network Funding Corp.:
         1.85%, 1/25/02..................... $ 30,000,000 $   29,963,000
         2.28%, 4/15/02.....................   70,000,000     69,538,933
         2.21%, 4/25/02.....................   10,000,000      9,930,017
         2.21%, 4/26/02.....................   25,000,000     24,823,507
         1.85%, 5/30/02.....................   30,000,000     29,770,292
         2.31%, 7/12/02.....................   30,000,000     29,630,400
       Volkswagen Financial Services AG,
         3.40%, 1/18/02.....................   30,000,000     29,951,833
                                                          --------------
       TOTAL COMMERCIAL PAPER
        (Amortized Cost $4,188,699,905)..................  4,188,699,905
                                                          --------------
        Money Market Funds (8.77%)
       Dreyfus Institutional Preferred Money
        Market Fund.........................   50,000,000     50,000,000
       J.P. Morgan Institutional Prime Money
        Fund................................  390,000,000    390,000,000
       AIM Liquid Assets Portfolio..........  196,880,000    196,880,000
       Federated Prime Cash Obligation
        Fund................................  165,847,000    165,847,000
       Federated Prime Obligation Fund......  100,000,000    100,000,000
       Provident Temp Fund..................   50,000,000     50,000,000
                                                          --------------
       TOTAL MONEY MARKET FUNDS
        (Amortized Cost $952,727,000)....................    952,727,000
                                                          --------------
        Funding Agreements (1.80%)
       Allstate Life Insurance
        Quarterly Variable Rate,/2,3/
        3.69%, 7/1/02.......................   45,000,000     45,000,000
       GE Capital Assurance,
        Quarterly Variable Rate,/2,3/
        2.151%, 3/1/02......................   20,000,000     20,000,000
       GE Life & Annuity Assurance Co.
        Quarterly Variable Rate,/2,3/
        2.161%, 9/3/02......................   60,000,000     60,000,000
       Travelers Insurance Co.
        Quarterly Variable Rate: /2,3/
         3.67%, 2/25/02.....................   40,000,000     40,000,000
         3.68%, 4/2/02......................   30,000,000     30,000,000
                                                          --------------
       TOTAL FUNDING AGREEMENTS
        (Amortized Cost $195,000,000)....................    195,000,000
                                                          --------------
        Agency Discount Notes (0.16%)
       Federal Farm Credit,
         4.54%, 2/26/02.....................   10,000,000      9,929,378
       Freddie Mac,
         3.56%, 1/25/02.....................    7,563,000      7,545,050
                                                          --------------
       TOTAL AGENCY DISCOUNT NOTES
        (Amortized Cost $17,474,428).....................     17,474,428
                                                          --------------
        Federal Home Loan Bank (1.11%)
       Federal Farm Credit Bank,
         5.25%, 5/1/02......................   33,000,000     33,106,098
       Federal Home Loan Bank:
         2.50%, 11/7/02.....................   30,600,000     30,600,000
         2.25%, 11/27/02....................   32,650,000     32,650,000
         2.10%, 12/5/02.....................   17,650,000     17,607,530
         2.26%, 12/27/02....................    7,000,000      7,000,000
                                                          --------------
       TOTAL FEDERAL HOME LOAN BANK
        (Amortized Cost $120,963,628)....................    120,963,628
                                                          --------------

        Federal Home Loan Mortgage Company (0.49%)
                                             Principal
       Security                               Amount           Value
       --------                             ------------  ---------------
       Federal Home Loan Bank,
         3.90%, 7/3/02..................... $ 20,000,000  $    19,998,456
       Federal Home Loan Mortgage
        Company:
         7.25%, 5/15/02....................   19,465,000       19,697,561
         3.75%, 7/23/02....................   13,000,000       12,991,148
                                                          ---------------
       TOTAL FEDERAL HOME LOAN MORTGAGE
        COMPANY
         (Amortized Cost $52,687,165)..................        52,687,165
                                                          ---------------
        Federal National Mortgage Association (1.32%)
       Federal National Mortgage
        Association,
         6.25%, 11/15/02...................   18,000,000       18,588,480
       FNMA:
         2.30%, 1/3/02.....................   20,000,000       19,997,445
         6.375%, 1/16/02...................   30,000,000       30,027,381
         3.345%, 2/14/02...................   45,000,000       44,816,025
         3.91%, 3/22/02....................   30,000,000       29,739,333
                                                          ---------------
       TOTAL FEDERAL NATIONAL MORTGAGE
        ASSOCIATION
         (Amortized Cost $143,168,664).................       143,168,664
                                                          ---------------
        US Treasury Obligation (0.12%)
       US Treasury Note,
         5.75%, 10/31/02...................   13,000,000       13,407,447
                                                          ---------------
       TOTAL US TREASURY OBLIGATION
        (Amortized Cost $13,407,447).....................      13,407,447
                                                          ---------------
        Medium-Term Note (0.17%)
       Heller Financial,
         7.50%, 8/23/02....................   18,000,000       18,612,671
       TOTAL MEDIUM-TERM NOTE
        (Amortized Cost $18,612,671).....................      18,612,671
                                                          ---------------
        Repurchase Agreement (1.84%)
       Goldman Sachs & Co., dated
        12/31/01, 1.79%, principal and
        interest in the amount of
        $200,019,889, due 1/2/02,
        collateralized by Freddie Mac
        STRIP, par value $216,842,106,
        due 1/1/32 with a market value of
        $206,000,001.......................  200,000,000      200,000,000
                                                          ---------------
       TOTAL REPURCHASE AGREEMENT
        (Amortized Cost $200,000,000)....................     200,000,000
                                                          ---------------
       TOTAL INVESTMENTS
        (Amortized Cost $10,833,379,519)/4/        99.72% $10,833,379,519
       OTHER ASSETS IN EXCESS OF
        LIABILITIES........................         0.28       30,238,658
                                                    --    ---------------
       NET ASSETS..........................       100.00% $10,863,618,177
                                                  ======  ===============

------
/1/Stated maturity is final maturity not next reset date.
/2/Illiquid security.
/3/Funding agreement subject to a thirty or ninety day demand feature. /4/Also aggregate cost for federal tax purposes.

              See accompanying notes to the financial statements.

Cash Management Portfolio


             Statement of Assets and Liabilities
                                                 December 31, 2001
            Assets
              Investments at value (amortized cost
               $10,833,379,519).................... $10,833,379,519
              Cash.................................         203,398
              Interest receivable..................      31,790,978
              Prepaid expenses and other...........          52,094
                                                    ---------------
               Total Assets........................  10,865,425,989
                                                    ---------------
            Liabilities
              Due to advisor.......................       1,779,107
              Accrued expenses and other...........          28,705
                                                    ---------------
               Total Liabilities...................       1,807,812
                                                    ---------------
            Net Assets............................. $10,863,618,177
                                                    ===============
            Composition of Net Assets
              Paid-in capital...................... $10,863,618,177
                                                    ---------------
            Net Assets............................. $10,863,618,177
                                                    ===============

         Statement of Operations
                                  For the year ended December 31, 2001
        Investment Income
          Interest....................................... $376,889,582
          Dividends......................................   24,675,279
                                                          ------------
           Total investment income.......................  401,564,861
                                                          ------------
        Expenses
          Advisory fees..................................   14,288,809
          Administration and services fees...............    4,762,936
          Professional fees..............................       14,099
          Trustees fees..................................       10,431
          Miscellaneous..................................      116,448
                                                          ------------
           Total expenses................................   19,192,723
           Less: fee waivers and/or expense
            reimbursements...............................   (2,046,136)
                                                          ------------
           Net expenses..................................   17,146,587
                                                          ------------
        Net Investment Income............................  384,418,274
          Net Realized Gain from Investment Transactions.      358,550
                                                          ------------
        Net Increase in Net Assets from Operations....... $384,776,824
                                                          ============


              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statements of Changes in Net Assets
                                                                                          For the years ended December 31,
                                                                                         ----------------------------------
                                                                                               2001              2000
                                                                                         ----------------  ----------------
Increase in Net Assets from:
Operations:
  Net investment income................................................................. $    384,418,274  $    536,614,712
  Net realized gain from investment transactions........................................          358,550           157,476
                                                                                         ----------------  ----------------
  Net increase in net assets from operations............................................      384,776,824       536,772,188
                                                                                         ----------------  ----------------
Capital Transactions in Shares of Beneficial Interest:
  Proceeds from capital invested........................................................   43,173,330,072    54,040,544,759
  Value of capital withdrawn............................................................  (41,500,185,737)  (51,872,337,295)
                                                                                         ----------------  ----------------
  Net increase in net assets from capital transactions in shares of beneficial interest.    1,673,144,335     2,168,207,464
                                                                                         ----------------  ----------------
  Total increase in net assets..........................................................    2,057,921,159     2,704,979,652
Net Assets:
  Beginning of year.....................................................................    8,805,697,018     6,100,717,366
                                                                                         ----------------  ----------------
  End of year........................................................................... $ 10,863,618,177  $  8,805,697,018
                                                                                         ================  ================

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Financial Highlights
                                                               For the years ended December 31,
                                                 -----------------------------------------------------------
                                                    2001         2000        1999        1998        1997
                                                 -----------  ----------  ----------  ----------  ----------
Supplemental Data and Ratios:
Net assets, end of period (000s omitted)........ $10,863,618  $8,805,697  $6,100,717  $5,464,253  $4,039,725
Ratios to average net assets:
  Net investment income.........................        4.04%       6.28%       5.04%       5.37%       5.43%
  Expenses after waivers and/or reimbursements..        0.18%       0.18%       0.18%       0.18%       0.18%
  Expenses before waivers and/or reimbursements.        0.20%       0.20%       0.20%       0.20%       0.20%

              See accompanying notes to the financial statements.

Cash Management Portfolio

                         Notes to Financial Statements
                               December 31, 2001



Note 1--Organization and Significant Accounting Policies

A. Organization

   The Cash Management Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

   Details concerning the Portfolio's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. Valuation of Securities

   The Portfolio values its investments at amortized cost.

C. Securities Transaction and Investment Income

   Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

   Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

   The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. Repurchase Agreements

   The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. Federal Income Taxes

   The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Estimates

   In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2--Fees and Transaction with Affiliates

   Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

   Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001 Bankers Trust served as the administrator to the Portfolio under the same fee structure.

                                   Continued

Cash Management Portfolio

                  Notes to Financial Statements, (concluded)
                               December 31, 2001



   The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Cash Management Fund Institutional through April 30, 2003, to the extent necessary, to limit all expenses to 0.23% of the average daily net assets of the Cash Management Fund Institutional, including expenses of the Portfolio.

   Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

Note 3--Line of Credit

   The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

Cash Management Portfolio

                       Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of the Cash Management Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002

                          Fund Trustees and Officers

                                                                                                          Number of
                                                                                                            Funds
                                                                                                         in the Fund
Name, Birth Date and                                                                                       Complex
Position with the Trust                       Business Experience and Trust Directorships                  Overseen
and the Portfolio                                       During the Past 5 Years                          by Trustee/1/
-----------------------        ------------------------------------------------------------------------- ------------
Independent Trustees
--------------------
Charles P. Biggar              Retired (since 1987); formerly Vice President, International Business          27
October 13, 1930               Machines ('IBM') (1975 to 1978) and President, National Services and
Trustee BT Institutional Funds the Field Engineering Divisions of IBM (1976 to 1987).
since 1990; Cash Management
Portfolio since 1990.

S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September 1989); Trustee,           27
March 28, 1930                 Phoenix Euclid Market Neutral Fund (since May 1998); Retired (since
Trustee BT Institutional Funds 1986); formerly Partner, KPMG Peat Marwick (June 1956-June 1986);
since 1999; Cash Management    Director, Vintners International Company Inc. (June 1989 to May 1992);
Portfolio since 1990.          Director, Coutts (USA) International (January 1992-March 2000);
                               Director, Coutts Trust Holdings Ltd., Director, Coutts Group (March
                               1991 to March 1999); General Partner, Pemco (June 1979 to June
                               1986).

Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of Business,              27
July 15, 1937                  New York University (since 1964); Trustee, CREF (since 2000);
Trustee BT Institutional Funds Director, S.G. Cowen Mutual Funds (since 1985); Director, Japan Equity
since 1999; Cash Management    Fund, Inc. (since 1992); Director, Thai Capital Fund, Inc. (since 2000);
Portfolio since 1999.          Director, Singapore Fund, Inc. (since 2000).

Richard J. Herring             Jacob Safra Professor of International Banking and Professor, Finance          27
February 18, 1946              Department, The Wharton School, University of Pennsylvania (since
Trustee BT Institutional Funds 1972); Director, Lauder Institute of International Management Studies
since 1990; Cash Management    (since 2000); Co-Director, Wharton Financial Institutions Center (since
Portfolio since 1999.          2000).

Bruce E. Langton               Formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee          27
May 10, 1931                   and Member, Investment Operations Committee, Allmerica Financial
Trustee BT Institutional Funds Mutual Funds (1992 to 2001); Member, Investment Committee, Unilever
since 1990; Cash Management    US Pension and Thrift Plans (1989 to 2001);/2 /Retired (since 1987);
Portfolio since 1999.          Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to
                               2000).

Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and Financial                  27
October 11, 1935               Consulting) (since 1998); former Director, Financial Industry Consulting,
Trustee BT Institutional Funds Wolf & Company (1987 to 1988); President, John Hancock Home
since 1999; Cash Management    Mortgage Corporation (1984 to 1986); Senior Vice President of Treasury
Portfolio since 1990.          and Financial Services, John Hancock Mutual Life Insurance Company,
                               Inc. (1982 to 1986).

Harry Van Benschoten           Retired (since 1987); Corporate Vice President, Newmont Mining                 27
February 18, 1928              Corporation (prior to 1987); Director, Canada Life Insurance Corporation
Trustee BT Institutional Funds of New York (since 1987).
since 1999; Cash Management
Portfolio since 1999.

                                   Continued

                    Fund Trustees and Officers, (concluded)

                                                                                                        Number of
                                                                                                          Funds
                                                                                                       in the Fund
Name, Birth Date and                                                                                     Complex
Position with the Trust                         Business Experience and Directorships                    Overseen
and the Portfolio Trust                                During the Past 5 Years                         by Trustee/1/
-----------------------         ---------------------------------------------------------------------- ------------
Interested Trustees
-------------------
Richard T. Hale/3/              Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex.        27
July 17, 1945                   Brown LLC) (June 1999 to present); Deutsche Asset Management-
Trustee BT Institutional Funds  Americas (June 1999 to present); Director and President, Investment
since 1999; Cash Management     Company Capital Corp. (registered investment advisor) (April 1996 to
Portfolio since 1999. President present). Director/Trustee and President, Deutsche Asset Management
of each of the BT Trusts since  Mutual Funds (1989 to present); Director, Deutsche Global Funds, Ltd.
2000.                           (January 2000 to present); Director, CABEI Fund (June 2000 to present); Director, North American Income Fund (September 2000 to
                                present); Vice President, Deutsche Asset Management, Inc. (September
                                2000 to present). Chartered Financial Analyst. Formerly, Director, ISI
                                Family of Funds.
Name, Birth Date and
Position with the Trust                         Business Experience and Directorships
and the Portfolio Trust                                During the Past 5 Years
-----------------------         ----------------------------------------------------------------------
Officers
--------
Daniel O. Hirsch                Director, Deutsche Asset Management (1999 to present). Formerly,
March 27, 1954                  Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown
Vice President/Secretary        Inc.), (1998 to 1999); Assistant General Counsel, United States
                                Securities and Exchange Commission, (1993 to 1998).

Charles A. Rizzo                Director, Deutsche Asset Management (April 2000 to present); Certified
August 5, 1957                  Public Accountant; Certified Management Accountant. Formerly, Vice
Treasurer                       President and Department Head, BT Alex. Brown Incorporated
                                (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager,
                                Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), 1993 to
                                1998.

Amy Olmert                      Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.);
May 14, 1963                    (January 1999 to present); Certified Public Accountant (1989 to
Assistant Secretary             present). Formerly, Vice President, BT Alex. Brown Incorporated,
                                (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager
                                (1992 to 1997), Coopers & Lybrand L.L.P. (PricewaterhouseCoopers
                                LLP), (1988 to 1992).

------
/1As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43. /
/2A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended. /
/3Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG and its affiliates, including its advisor subsidiary, Deutsche Asset Management, Inc. /

   The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.

 ProFunds/SM/
       Post Office Mailing Address for Investments
              P.O. Box 182800
              Columbus, OH 43218-2800
       Phone Numbers

              For Financial Professionals:  (888) PRO-5717     [(888) 776-5717]
              For All Others:               (888) PRO-FNDS     [(888) 776-3637]
              Or:                           (614) 470-8122
              Fax Number:                   (800) 782-4797
       Website Address
              www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

12/01

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